UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00242

Natixis Funds Trust II

(Exact name of Registrant as specified in charter)

888 Boylston Street, Suite 800 Boston, Massachusetts 02199-8197

(Address of principal executive offices) (Zip code)

Russell L. Kane, Esq.

Natixis Distribution, L.P.

888 Boylston Street, Suite 800

Boston, Massachusetts 02199-8197

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2822

Date of fiscal year end: December 31

Date of reporting period: June 30, 2019

Item 1. Reports to Stockholders.

The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Semiannual Report

June 30, 2019

ASG Dynamic Allocation Fund

ASG Global Alternatives Fund

ASG Managed Futures Strategy Fund

ASG Tactical U.S. Market Fund

IMPORTANT NOTICE TO SHAREHOLDERS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you wish to continue receiving paper copies of your shareholder reports after January 1, 2021, you can inform the Fund at any time by calling 1-800-225-5478. If you hold your account with a financial intermediary and you wish to continue receiving paper copies after January 1, 2021, you should call your financial intermediary directly. Paper copies are provided free of charge, and your election to receive reports in paper will apply to all funds held with the Natixis Funds complex. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You currently may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically at www.icsdelivery.com/natixisfunds.

ASG DYNAMIC ALLOCATION FUND

Managers	Symbols

Alexander D. Healy, PhD	Class A DAAFX

Robert S. Rickard	Class C DACFX

Derek M. Schug, CFA®	Class Y DAYFX

AlphaSimplex Group, LLC (Adviser)

Investment Goal

The Fund seeks long-term capital appreciation. The secondary goal of the Fund is the protection of capital during unfavorable market conditions.

1  |

Average Annual Total Returns — June 30, 20194

				Expense Ratios[5]
	6 months	1 Year	Life of Fund	Gross	Net

Class Y (Inception 11/30/15)
NAV	8.64%	1.40%	5.42%	1.41%	0.96%

Class A (Inception 11/30/15)
NAV	8.45	1.18	5.15	1.68	1.21
With 5.75% Maximum Sales Charge	2.24	-4.61	3.42

Class C (Inception 11/30/15)
NAV	8.08	0.39	4.36	2.40	1.96
With CDSC[1]	7.08	-0.61	4.36

Comparative Performance
Morningstar® Global Allocation IndexSM[2]	11.77	6.02	7.80
Blended Index[3]	12.71	7.33	7.13

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Performance for Class C shares assumes a 1% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

2

The Morningstar® Global Allocation IndexSM represents a diverse multi-asset-class portfolio of liquid global asset classes that reflects the global investment opportunities available to an investor with a moderate risk tolerance.

3

The Blended Index is an unmanaged, blended index composed of the following weights: 60% MSCI World Index (Net)/40% Bloomberg Barclays U.S. Aggregate Bond Index. The weightings of the indices that compose the Blended Index are rebalanced on a monthly basis to maintain the allocations as described above. These rebalancings will not necessarily correspond to the rebalancing of the Fund’s investment portfolio, and the relative weightings of the asset classes in the Fund will generally differ to some extent from the weightings in the Blended Index.

4	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

5

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 4/30/20. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

|  2

ASG GLOBAL ALTERNATIVES FUND

Managers	Symbols

Alexander D. Healy, PhD	Class A GAFAX

David E. Kuenzi, CFA®	Class C GAFCX

Peter A. Lee	Class N GAFNX

Philippe P. Lüdi, CFA®, PhD	Class Y GAFYX

Robert S. Rickard

AlphaSimplex Group, LLC (Adviser)

Investment Goal

The Fund pursues an absolute return strategy that seeks to provide capital appreciation consistent with the risk-return characteristics of a diversified portfolio of hedge funds. The secondary goal of the Fund is to achieve these returns with less volatility than major equity indices.

3  |

Average Annual Total Returns — June 30, 20193

					Life of Class N	Expense Ratios[5]
	6 Months	1 Year	5 Years	10 Years		Gross	Net

Class Y (Inception 9/30/08)
NAV	6.83%	1.38%	1.17%	3.65%	—%	1.32%	1.31%

Class A (Inception 9/30/08)
NAV	6.74	1.18	0.91	3.39	—	1.57	1.56
With 5.75% Maximum Sales Charge	0.65	-4.60	-0.27	2.78	—

Class C (Inception 9/30/08)
NAV	6.37	0.40	0.16	2.61	—	2.32	2.31
With CDSC[1]	5.37	-0.60	0.16	2.61	—

Class N (Inception 5/1/13)
NAV	6.93	1.44	1.21	—	2.57	1.27	1.26

Comparative Performance
Barclay Fund of Funds Index[2]	5.87	0.30	1.39	2.61	2.16

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Performance for Class C shares assumes a 1% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

2

Barclay Fund of Funds Index is a measure of the average return of all Fund of Funds (“FoFs”) in the Barclay database. The index is simply the arithmetic average of the net returns of all the FoFs that have reported that month. Index returns are recalculated by BarclayHedge, Ltd. throughout each month. The fund does not expect to update the index returns provided if subsequent recalculations cause such returns to change. In addition, because of these recalculations, the Barclay Fund of Funds Index returns reported by the fund may differ from the index returns for the same period published by others.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

4

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 4/30/20. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

|  4

ASG MANAGED FUTURES STRATEGY FUND

Managers	Symbols

Alexander D. Healy, PhD	Class A AMFAX

Kathryn M. Kaminski, PhD	Class C ASFCX

Philippe P. Lüdi, CFA®, PhD	Class N AMFNX

Robert W. Sinnott*	Class Y ASFYX

John C. Perry, PhD

Robert S. Rickard

AlphaSimplex Group, LLC (Adviser)

*	Effective July 1, 2019, Robert W. Sinnott no longer serves as a portfolio manager of the Fund.

Investment Goal

The Fund pursues an absolute return strategy that seeks to provide capital appreciation.

5  |

Average Annual Total Returns — June 30, 20194

						Expense Ratios[5]
	6 Months	1 Year	5 Years	Life of Class		Gross	Net

Class Y (Inception 7/30/10)				Class Y/A/C	Class N
NAV	6.51%	-0.21%	1.58%	2.98%	—%	1.45%	1.45%

Class A (Inception 7/30/10)
NAV	6.35	-0.52	1.32	2.73	—	1.70	1.70
With 5.75% Maximum Sales Charge	0.21	-6.29	0.12	2.05	—

Class C (Inception 7/30/10)
NAV	5.99	-1.31	0.55	1.95	—	2.45	2.45
With CDSC[1]	4.99	-2.30	0.55	1.95	—

Class N (Inception 5/01/17)
NAV	6.62	-0.10	—	—	-0.06	1.36	1.36

Comparative Performance
Credit Suisse Managed Futures Liquid Index[2]	-1.01	2.74	3.86	—	-1.02
SG Trend Index[3]	7.43	4.09	2.69	2.00	1.45

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Performance for Class C shares assumes a 1% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

2

Credit Suisse Managed Futures Liquid Index seeks to gain broad exposure to the Managed Futures strategy using a pre-defined quantitative methodology to invest in a range of asset classes including equities, fixed-income, commodities and currencies. Relative performance for the Credit Suisse Managed Futures Liquid Index is not available prior to January 31, 2011, which is the inception date of the index.

3

SG Trend Index is equal-weighted, reconstituted and rebalanced annually. The index calculates the net daily rate of return for a pool of Commodity Trading Advisors (CTAs) selected from the larger managers that are open to new investment. AlphaSimplex Group, LLC is part of this index.

4	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

5

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 4/30/20. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

|  6

ASG TACTICAL U.S. MARKET FUND

Managers	Symbols

Alexander D. Healy, PhD	Class A USMAX

Robert S. Rickard	Class C USMCX

AlphaSimplex Group, LLC (Adviser)	Class Y USMYX

Kevin H. Maeda

Serena V. Stone, CFA®

Active Index Advisors®, a division of Natixis Advisors, L.P. (Subadviser)

Investment Goal

The Fund seeks long-term capital appreciation, with emphasis on the protection of capital during unfavorable market conditions.

7  |

Average Annual Total Returns — June 30, 20194

					Expense Ratios[5]
	6 Months	1 Year	5 Years	Life of Fund	Gross	Net

Class Y (Inception 9/30/13)
NAV	11.01%	4.90%	7.78%	10.48%	1.08%	1.00%

Class A (Inception 9/30/13)
NAV	10.81	4.62	7.49	10.19	1.33	1.25
With 5.75% Maximum Sales Charge	4.42	-1.40	6.22	9.06

Class C (Inception 9/30/13)
NAV	10.44	3.86	6.70	9.38	2.08	2.00
With CDSC[1]	9.44	2.86	6.70	9.38

Comparative Performance
S&P 500® Index[2]	18.54	10.42	10.71	12.52
Barclay Equity Long/Short Index[3]	4.27	-0.52	2.82	3.69

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Performance for Class C shares assumes a 1% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

2

S&P 500® Index is a widely recognized measure of U.S. stock market performance. It is an unmanaged index of 500 common stocks chosen for market size, liquidity, and industry group representation, among other factors. It also measures the performance of the large cap segment of the U.S. equities market.

3

Barclay Equity Long/Short Index is comprised of equity-oriented hedge funds which hold both long and short stock positions and tend to tactically vary their net market exposure, i.e., market beta, based on their assessment of market risk and expected return. Index returns are recalculated by BarclayHedge Ltd. throughout each month. The fund does not expect to update the index returns provided if subsequent recalculations cause such returns to change. In addition, because of these recalculations, the Barclay Equity Long/Short Index returns reported by the fund may differ from the index returns for the same period published by others.

4	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

5

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 4/30/20. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

|  8

ADDITIONAL INFORMATION

All investing involves risk, including the risk of loss. There is no assurance that any investment will meet its performance objectives or that losses will be avoided.

ADDITIONAL INDEX INFORMATION

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Investment Managers or any of its related or affiliated companies (collectively “Natixis Affiliates”) and does not sponsor, endorse or participate in the provision of any Natixis Affiliates services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

PROXY VOTING INFORMATION

A description of the Natixis Funds proxy voting policies and procedures is available without charge, upon request, by calling Natixis Funds at 800-225-5478; on the Natixis Funds’ website at im.natixis.com; and on the Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Natixis Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available from the Natixis Funds’ website and the SEC’s website.

QUARTERLY PORTFOLIO SCHEDULES

Natixis Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov.

CFA® and Chartered Financial Analyst® are registered trademarks owned by the CFA Institute.

9  |

UNDERSTANDING FUND EXPENSES

As a mutual fund shareholder, you incur different types of costs: transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions, and ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the Funds’ prospectus. The following examples are intended to help you understand the ongoing costs of investing in the Funds and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table for each class of Fund shares shows the actual account values and actual Fund expenses you would have paid on a $1,000 investment in the Fund from January 1, 2019 through June 30, 2019. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, $8,600 account value divided by $1,000 = 8.60) and multiply the result by the number in the Expenses Paid During Period column as shown for your Class.

The second line for the table of each class provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges. Therefore, the second line in the table of each Fund is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

ASG DYNAMIC ALLOCATION FUND	BEGINNING ACCOUNT VALUE 1/1/2019	ENDING ACCOUNT VALUE 6/30/2019	EXPENSES PAID DURING PERIOD* 1/1/2019 – 6/30/2019
Class A
Actual	$1,000.00	$1,084.50	$5.94
Hypothetical (5% return before expenses)	$1,000.00	$1,019.09	$5.76
Class C
Actual	$1,000.00	$1,080.80	$9.80
Hypothetical (5% return before expenses)	$1,000.00	$1,015.37	$9.49
Class Y
Actual	$1,000.00	$1,086.40	$4.66
Hypothetical (5% return before expenses)	$1,000.00	$1,020.33	$4.51

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.15%, 1.90% and 0.90% for Class A, C and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

|  10

ASG GLOBAL ALTERNATIVES FUND	BEGINNING ACCOUNT VALUE 1/1/2019	ENDING ACCOUNT VALUE 6/30/2019	EXPENSES PAID DURING PERIOD* 1/1/2019 – 6/30/2019
Class A
Actual	$1,000.00	$1,067.40	$7.89
Hypothetical (5% return before expenses)	$1,000.00	$1,017.16	$7.70
Class C
Actual	$1,000.00	$1,063.70	$11.72
Hypothetical (5% return before expenses)	$1,000.00	$1,013.44	$11.43
Class N
Actual	$1,000.00	$1,069.30	$6.36
Hypothetical (5% return before expenses)	$1,000.00	$1,018.65	$6.21
Class Y
Actual	$1,000.00	$1,068.30	$6.62
Hypothetical (5% return before expenses)	$1,000.00	$1,018.40	$6.46

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.54%, 2.29%, 1.24% and 1.29% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

ASG MANAGED FUTURES STRATEGY FUND	BEGINNING ACCOUNT VALUE 1/1/2019	ENDING ACCOUNT VALUE 6/30/2019	EXPENSES PAID DURING PERIOD* 1/1/2019 – 6/30/2019
Class A
Actual	$1,000.00	$1,063.50	$8.70
Hypothetical (5% return before expenses)	$1,000.00	$1,016.36	$8.50
Class C
Actual	$1,000.00	$1,059.90	$12.51
Hypothetical (5% return before expenses)	$1,000.00	$1,012.65	$12.23
Class N
Actual	$1,000.00	$1,066.20	$6.97
Hypothetical (5% return before expenses)	$1,000.00	$1,018.05	$6.81
Class Y
Actual	$1,000.00	$1,065.10	$7.42
Hypothetical (5% return before expenses)	$1,000.00	$1,017.60	$7.25

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.70%, 2.45%, 1.36% and 1.45% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

11  |

ASG TACTICAL U.S. MARKET FUND	BEGINNING ACCOUNT VALUE 1/1/2019	ENDING ACCOUNT VALUE 6/30/2019	EXPENSES PAID DURING PERIOD* 1/1/2019 – 6/30/2019
Class A
Actual	$1,000.00	$1,108.10	$6.48
Hypothetical (5% return before expenses)	$1,000.00	$1,018.65	$6.21
Class C
Actual	$1,000.00	$1,104.40	$10.38
Hypothetical (5% return before expenses)	$1,000.00	$1,014.93	$9.94
Class Y
Actual	$1,000.00	$1,110.10	$5.18
Hypothetical (5% return before expenses)	$1,000.00	$1,019.89	$4.96

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.24%, 1.99% and 0.99% for Class A, C and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

|  12

BOARD APPROVAL OF THE EXISTING ADVISORY AND SUB-ADVISORY AGREEMENTS

The Board of Trustees of the Trust (the “Board”), including the Independent Trustees, considers matters bearing on each Fund’s advisory agreement and, with respect to ASG Tactical U.S. Market Fund, sub-advisory agreement (collectively, the “Agreements”) at most of its meetings throughout the year. Each year, usually in the spring, the Contract Review Committee of the Board meets to review the Agreements to determine whether to recommend that the full Board approve the continuation of the Agreements, typically for an additional one-year period. After the Contract Review Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreements.

In connection with these meetings, the Trustees receive materials that the Funds’ investment advisers and sub-adviser, as applicable (collectively, the “Advisers”), believe to be reasonably necessary for the Trustees to evaluate the Agreements. These materials generally include, among other items, (i) information on the investment performance of the Funds and the performance of peer groups of funds and the Funds’ performance benchmarks, (ii) information on the Funds’ advisory fees and sub-advisory fees, if any, and other expenses, including information comparing the Funds’ advisory fees and sub-advisory fees, if any, to the fees charged to institutional accounts with similar strategies managed by the Advisers, if any, and to those of peer groups of funds and information about any applicable expense caps and/or fee “breakpoints,” (iii) sales and redemption data in respect of the Funds, (iv) information about the profitability of the Agreements to the Advisers and (v) information obtained through the completion by the Advisers of a questionnaire distributed on behalf of the Trustees. The Board, including the Independent Trustees, also considers other matters such as (i) each Fund’s investment objective and strategies and the size, education and experience of the Advisers’ respective investment staffs and their use of technology, external research and trading cost measurement tools, (ii) arrangements in respect of the distribution of the Funds’ shares and the related costs, (iii) the allocation of the Funds’ brokerage, if any, including, to the extent applicable, the use of “soft” commission dollars to pay for research and other similar services, (iv) each Adviser’s policies and procedures relating to, among other things, compliance, trading and best execution, proxy voting and valuation, (v) information about amounts invested by the Funds’ portfolio managers in the Funds or in similar accounts that they manage and (vi) the general economic outlook with particular emphasis on the mutual fund industry. Throughout the process, the Trustees are afforded the opportunity to ask questions of and request additional materials from the Advisers.

In addition to the materials requested by the Trustees in connection with their annual consideration of the continuation of the Agreements, the Trustees receive materials in advance of each regular quarterly meeting of the Board that provide detailed information about the Funds’ investment performance and the fees charged to the Funds for advisory and other services. This information generally includes, among other things, an internal performance rating for each Fund based on agreed-upon criteria, graphs showing each Fund’s performance and expense differentials against each Fund’s peer group/category, performance ratings provided by a third-party where available, total return information for

13  |

various periods, and third-party performance rankings for various periods comparing a Fund against similarly categorized funds. The portfolio management team for each Fund or other representatives of the Advisers make periodic presentations to the Contract Review Committee and/or the full Board, and Funds identified as presenting possible performance concerns may be subject to more frequent Board or Committee presentations and reviews. In addition, each quarter the Trustees are provided with detailed statistical information about each Fund’s portfolio. The Trustees also receive periodic updates between meetings.

The Board most recently approved the continuation of the Agreements for a one-year period at its meeting held in June 2019. In considering whether to approve the continuation of the Agreements, the Board, including the Independent Trustees, did not identify any single factor as determinative. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreements included, but were not limited to, the factors listed below.

The nature, extent and quality of the services provided to the Funds under the Agreements. The Trustees considered the nature, extent and quality of the services provided by the Advisers and their affiliates to the Funds and the resources dedicated to the Funds by the Advisers and their affiliates.

The Trustees considered not only the advisory services provided by the Advisers to the Funds, but also the monitoring and oversight services provided by Natixis Advisors, L.P. (“Natixis Advisors”). They also considered the administrative and shareholder services provided by Natixis Advisors and its affiliates to the Funds.

For each Fund, the Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds that offers shareholders the right to exchange shares of one type of fund for shares of another type of fund, and provides a variety of fund and shareholder services.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the nature, extent and quality of services provided supported the renewal of the Agreements.

Investment performance of the Funds and the Advisers. As noted above, the Trustees received information about the performance of the Funds over various time periods, including information that compared the performance of the Funds to the performance of peer groups and categories of funds and the Funds’ respective performance benchmarks. In addition, the Trustees reviewed data prepared by an independent third party that analyzed the performance of the Funds using a variety of performance metrics, including metrics that measured the performance of the Funds on a risk adjusted basis.

|  14

The Board noted that, through December 31, 2018, each Fund’s one-, three- and five-year performance, as applicable, stated as percentile rankings within categories selected by the independent third-party data provider, was as follows (where the best performance would be in the first percentile of its category):

	One-Year	Three-Year	Five-Year
ASG Dynamic Allocation Fund	76%	50%	N/A
ASG Global Alternatives Fund	84%	80%	79%
ASG Managed Futures Strategy Fund	83%	83%	58%
ASG Tactical U.S. Market Fund	35%	4%	4%

In the case of each Fund that had performance that lagged that of a relevant category median as determined by the independent third-party for certain (although not necessarily all) periods, the Board concluded that other factors relevant to performance supported renewal of the Agreements. These factors included one or more of the following: (1) that the underperformance was attributable, to a significant extent, to investment decisions (such as security selection or sector allocation) by the Adviser that were reasonable and consistent with the Fund’s investment objective and policies; (2) that the Fund’s more recent performance had been stronger relative to its category; and (3) that the Fund’s longer-term performance had been competitive when compared to its category.

The Trustees also considered each Adviser’s performance and reputation generally, the performance of the fund family generally, and the historical responsiveness of the Advisers to Trustee concerns about performance and the willingness of the Advisers to take steps intended to improve performance.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the performance of the Funds and the Advisers and/or other relevant factors supported the renewal of the Agreements.

The costs of the services to be provided and profits to be realized by the Advisers and their affiliates from their respective relationships with the Funds. The Trustees considered the fees charged to the Funds for advisory, sub-advisory and administrative services, as applicable, as well as the total expense levels of the Funds. This information included comparisons (provided both by management and by an independent third party) of the Funds’ advisory fees and total expense levels to those of their peer groups and information about the advisory fees charged by the Advisers to comparable accounts (such as institutional separate accounts), as well as information about differences in such fees and the reasons for any such differences. In considering the fees charged to comparable accounts, the Trustees considered, among other things, management’s representations about the differences between managing mutual funds as compared to other types of accounts, including the additional resources required to effectively manage mutual fund assets and the greater regulatory costs associated with the management of such assets. In evaluating each Fund’s advisory and sub-advisory fees, as applicable, the Trustees also took into account the demands, complexity and quality of the investment management of such Fund, as well as the need for the Advisers to offer competitive compensation and the potential need to expend additional resources to the extent the Fund grows in size. The Trustees considered that over the past several years, management had made recommendations regarding reductions in advisory fee

15  |

rates, implementation of advisory fee breakpoints and the institution of advisory fee waivers and expense caps for various funds in the fund family. They noted that the Funds have expense caps in place, and they considered the amounts waived or reimbursed by the Advisers for certain Funds under their caps. The Trustees also considered that ASG Managed Futures Strategy Fund’s current expenses are below its cap. The Trustees also noted that the Funds had total advisory fee rates that were at or below the medians of their respective peer groups of funds.

The Trustees also considered the compensation directly or indirectly received by the Advisers and their affiliates from their relationships with the Funds. The Trustees reviewed information provided by management as to the profitability of the Advisers’ and their affiliates’ relationships with the Funds, and information about the allocation of expenses used to calculate profitability. They also reviewed information provided by management about the effect of distribution costs and changes in asset levels on Adviser profitability, including information regarding resources spent on distribution activities. When reviewing profitability, the Trustees also considered information about court cases in which adviser compensation or profitability were issues, the performance of the Funds, the expense levels of the Funds, whether the Advisers had implemented breakpoints and/or expense caps with respect to such Funds and the overall profit margin of Natixis Investment Managers compared to that of certain other investment managers for which such data was available.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the advisory fees charged to each of the Funds were fair and reasonable, and that the costs of these services generally and the related profitability of the Advisers and their affiliates in respect of their relationships with the Funds supported the renewal of the Agreements.

Economies of Scale. The Trustees considered the existence of any economies of scale in the provision of services by the Advisers and whether those economies are shared with the Funds through breakpoints in their investment advisory fees or other means, such as expense caps. The Trustees also considered management’s explanation of the factors that are taken into account with respect to the implementation of breakpoints in investment advisory fees or expense caps. With respect to economies of scale, the Trustees noted that each of the ASG Global Alternatives Fund and the ASG Managed Futures Strategy Fund has breakpoints in its advisory fee and that each of the Funds was subject to an expense cap. In considering these issues, the Trustees also took note of the costs of the services provided (both on an absolute and on a relative basis) and the profitability to the Advisers and their affiliates of their relationships with the Funds, as discussed above. The Trustees also considered that the Funds have benefitted from the substantial reinvestment each Adviser has made into its business.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the extent to which economies of scale were shared with the Funds supported the renewal of the Agreements.

The Trustees also considered other factors, which included but were not limited to the following:

•	The effect of recent market and economic events on the performance, asset levels and expense ratios of each Fund.

|  16

•

Whether each Fund has operated in accordance with its investment objective and the Fund’s record of compliance with its investment restrictions, and the compliance programs of the Funds and the Advisers. They also considered the compliance-related resources the Advisers and their affiliates were providing to the Funds.

•

So-called “fallout benefits” to the Advisers, such as the engagement of affiliates of the Advisers to provide distribution and administrative services to the Funds, and the benefits of research made available to the Advisers by reason of brokerage commissions (if any) generated by the Funds’ securities transactions and the benefits to Natixis Advisors of being able to offer “alternative” products in the Natixis family of funds. The Trustees also considered the benefits to the parent company of Natixis Advisors from the retention of the Advisers. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest.

•	The Trustees’ review and discussion of the Funds’ advisory arrangements in prior years, and management’s record of responding to Trustee concerns raised during the year and in prior years.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that each of the existing Agreements should be continued through June 30, 2020.

17  |

Portfolio of Investments – as of June 30, 2019 (Unaudited)

ASG Dynamic Allocation Fund

Shares	Description	Value (†)
Exchange-Traded Funds — 49.2% of Net Assets
22,416	iShares® Core U.S. Aggregate Bond ETF	$2,496,022
3,185	iShares® Edge MSCI Min Vol Emerging Markets ETF	187,469
14,650	iShares® JP Morgan USD Emerging Markets Bond ETF	1,659,698
52,690	SPDR® Bloomberg Barclays International Treasury Bond ETF	1,523,795
9,972	Vanguard FTSE All World ex-U.S. Small-Cap ETF	1,049,653
25,152	Vanguard FTSE Developed Markets ETF	1,049,090
2,604	Vanguard FTSE Emerging Markets ETF	110,748
19,039	Vanguard FTSE Europe ETF	1,045,241
15,573	Vanguard FTSE Pacific ETF	1,029,064
28,378	Vanguard Intermediate-Term Corporate Bond ETF	2,549,763
12,472	Vanguard Mid-Cap ETF	2,084,820
25,769	Vanguard Total International Bond ETF	1,476,564
14,272	Vanguard Total Stock Market ETF	2,142,084
19,013	Vanguard Value ETF	2,108,922

	Total Exchange-Traded Funds (Identified Cost $19,099,734)	20,512,933

Principal Amount
Short-Term Investments — 48.7%
	Certificates of Deposit — 37.0%
$1,000,000	National Bank of Kuwait (NY), 2.530%, 7/01/2019	1,000,009
500,000	Royal Bank of Canada (NY), 3-month LIBOR + 0.130%, 2.714%, 7/10/2019(a)(b)	500,014
700,000	Swedbank (NY), 2.700%, 7/16/2019(b)	700,105
1,000,000	Sumitomo Mitsui Trust Bank (NY), 2.600%, 7/18/2019(b)	1,000,111
1,000,000	Landesbank Hessen (NY), 2.540%, 7/23/2019	1,000,100
1,000,000	Mitsubishi UFJ Trust & Banking Corp. (NY), 2.540%, 8/15/2019	1,000,218
1,000,000	Sumitomo Mitsui Bank (NY), 1-month LIBOR + 0.100%, 2.494%, 9/16/2019(a)	1,000,170
1,000,000	Mizuho Bank Ltd. (NY), 2.260%, 9/19/2019	999,956
500,000	Norinchukin Bank (NY), 2.330%, 9/20/2019	500,026
500,000	Bank of Montreal (IL), 3-month LIBOR + 0.110%, 2.712%, 10/04/2019(a)(b)	500,142
1,000,000	Commonwealth Bank of Australia (NY), 1-month LIBOR + 0.320%, 2.751%, 10/04/2019(a)(b)	1,000,823
1,000,000	National Bank of Canada (NY), 1-month LIBOR + 0.100%, 2.512%, 10/10/2019(a)(b)	1,000,205
750,000	Svenska Handelsbanken (NY), 2.275%, 10/16/2019	750,022
1,000,000	Banco Del Estado De Chile (NY), 2.430%, 12/06/2019	1,000,981
1,000,000	Nordea Bank ABP (NY), 2.280%, 12/11/2019	999,929
1,000,000	Oversea-Chinese Banking Corp. Ltd. (NY), 2.250%, 12/13/2019	999,944
1,000,000	National Australia Bank, 1-month LIBOR + 0.150%, 2.533%, 5/20/2020(a)	999,963
500,000	Royal Bank of Canada (NY), 1-month LIBOR + 0.180%, 2.593%, 6/12/2020(a)	499,935

		15,452,653

	Time Deposits — 5.5%
500,000	Skandinaviska Enskilda Banken (NY), 2.310%, 7/01/2019(c)	500,000
1,800,000	Canadian Imperial Bank of Commerce, 2.330%, 7/01/2019	1,800,000

		2,300,000

See accompanying notes to financial statements.

|  18

Portfolio of Investments – as of June 30, 2019 (Unaudited)

ASG Dynamic Allocation Fund – (continued)

Principal Amount	Description	Value (†)
	Other Notes — 2.4%
$1,000,000	Bank of America NA, 2.620%, 8/12/2019(b)(c)	$1,000,531

	Commercial Paper — 2.4%
1,000,000	Cofco Capital Corp., (Credit Support: Australian & New Zealand Banking Group Ltd.), 2.455%, 7/24/2019(d)	998,256

	Treasuries — 1.4%
600,000	U.S. Treasury Bills, 2.235%-2.365%, 7/11/2019(d)(e)(f)	599,679

	Total Short-Term Investments (Identified Cost $20,348,096)	20,351,119

	Total Investments — 97.9% (Identified Cost $39,447,830)	40,864,052
	Other assets less liabilities — 2.1%	861,049

	Net Assets — 100.0%	$41,725,101

(†)	See Note 2 of Notes to Financial Statements.
(a)	Variable rate security. Rate as of June 30, 2019 is disclosed.
(b)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(c)	Variable rate security. The interest rate adjusts periodically based on changes in current interest rates. Rate as of June 30, 2019 is disclosed.
(d)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(e)	The Fund’s investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.
(f)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.

ETF	Exchange-Traded Fund
LIBOR	London Interbank Offered Rate
SPDR	Standard & Poor’s Depositary Receipt

At June 30, 2019, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
5 Year U.S. Treasury Note	9/30/2019	34	$3,952,071	$4,017,313	$65,242
10 Year Australia Government Bond	9/16/2019	26	2,597,061	2,622,089	25,028
10 Year U.S. Treasury Note	9/19/2019	31	3,877,242	3,967,031	89,789
30 Year U.S. Treasury Bond	9/19/2019	25	3,745,117	3,889,844	144,727
ASX SPI 200™	9/19/2019	11	1,251,422	1,266,305	14,883
CAC 40®	7/19/2019	21	1,278,064	1,321,231	43,167
E-mini Dow	9/20/2019	14	1,828,510	1,861,510	33,000
E-mini NASDAQ 100	9/20/2019	12	1,811,796	1,846,500	34,704
E-mini Russell 2000	9/20/2019	24	1,830,180	1,880,520	50,340
E-mini S&P 500®	9/20/2019	12	1,731,000	1,766,520	35,520

See accompanying notes to financial statements.

19  |

Portfolio of Investments – as of June 30, 2019 (Unaudited)

ASG Dynamic Allocation Fund – (continued)

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
EURO STOXX 50®	9/20/2019	34	$1,303,617	$1,340,004	$36,387
FTSE 100 Index	9/20/2019	14	1,294,148	1,310,156	16,008
German Euro Bund	9/06/2019	13	2,527,273	2,553,494	26,221
MSCI EAFE Index	9/20/2019	14	1,318,290	1,346,310	28,020
TOPIX	9/12/2019	9	1,288,007	1,294,718	6,711
UK Long Gilt	9/26/2019	16	2,617,327	2,647,590	30,263

Total					$680,010

At June 30, 2019, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
U.S. Dollar Index	9/16/2019	107	$10,273,020	$10,236,262	$36,758

Investment Summary at June 30, 2019 (Unaudited)

Exchange-Traded Funds	49.2%
Certificates of Deposit	37.0
Time Deposits	5.5
Other Notes	2.4
Commercial Paper	2.4
Treasuries	1.4

Total Investments	97.9
Other assets less liabilities (including futures contracts)	2.1

Net Assets	100.0%

See accompanying notes to financial statements.

|  20

Consolidated Portfolio of Investments – as of June 30, 2019 (Unaudited)

ASG Global Alternatives Fund

Shares	Description	Value (†)
Common Stocks — 20.4% of Net Assets
	Aerospace & Defense — 0.2%
39,923	Arconic, Inc.	$1,030,812
13,396	United Technologies Corp.	1,744,159

		2,774,971

	Banks — 0.7%
24,081	Citigroup, Inc.	1,686,392
132,543	Investors Bancorp, Inc.	1,477,855
84,071	LegacyTexas Financial Group, Inc.	3,422,530
31,394	U.S. Bancorp	1,645,046

		8,231,823

	Beverages — 0.2%
11,337	Coca-Cola Co. (The)	577,280
24,606	Coca-Cola European Partners PLC	1,390,239
4,594	PepsiCo, Inc.	602,411

		2,569,930

	Building Products — 0.2%
31,642	Apogee Enterprises, Inc.	1,374,528
23,266	Fortune Brands Home & Security, Inc.	1,329,187

		2,703,715

	Capital Markets — 0.5%
35,950	Bank of New York Mellon Corp. (The)	1,587,193
29,828	Brookfield Asset Management, Inc., Class A	1,425,182
14,795	Nasdaq, Inc.	1,422,835
71,277	TPG Specialty Lending, Inc.	1,397,029

		5,832,239

	Chemicals — 0.5%
6,371	Air Products & Chemicals, Inc.	1,442,203
11,223	DuPont de Nemours, Inc.	842,511
8,310	Ecolab, Inc.	1,640,726
14,746	PPG Industries, Inc.	1,721,006

		5,646,446

	Commercial Services & Supplies — 0.1%
16,510	Republic Services, Inc.	1,430,426

	Construction Materials — 0.1%
11,711	Eagle Materials, Inc.	1,085,610

	Consumer Finance — 0.1%
142,995	SLM Corp.	1,389,911

	Containers & Packaging — 0.4%
11,737	AptarGroup, Inc.	1,459,379
30,660	Berry Global Group, Inc.(a)	1,612,409
22,120	Sonoco Products Co.	1,445,321

		4,517,109

See accompanying notes to financial statements.

21  |

Consolidated Portfolio of Investments – as of June 30, 2019 (Unaudited)

ASG Global Alternatives Fund – (continued)

Shares	Description	Value (†)
	Diversified Consumer Services — 0.3%
11,742	Bright Horizons Family Solutions, Inc.(a)	$1,771,516
104,504	OneSpaWorld Holdings Ltd.(a)	1,619,812

		3,391,328

	Diversified Financial Services — 0.1%
5	Berkshire Hathaway, Inc., Class A(a)	1,591,750

	Electric Utilities — 1.0%
12,112	Alliant Energy Corp.	594,457
6,726	American Electric Power Co., Inc.	591,955
11,260	Avangrid, Inc.	568,630
6,233	Duke Energy Corp.	550,000
5,927	Entergy Corp.	610,066
9,630	Evergy, Inc.	579,245
7,583	Eversource Energy	574,488
11,312	Exelon Corp.	542,297
45,654	FirstEnergy Corp.	1,954,448
13,758	Hawaiian Electric Industries, Inc.	599,161
5,723	IDACORP, Inc.	574,761
2,972	NextEra Energy, Inc.	608,844
13,754	OGE Energy Corp.	585,370
5,956	Pinnacle West Capital Corp.	560,400
10,935	Portland General Electric Co.	592,349
10,829	Southern Co. (The)	598,627
10,129	Xcel Energy, Inc.	602,574

		11,287,672

	Entertainment — 0.2%
52,060	Lions Gate Entertainment Corp.	637,735
4,646	Madison Square Garden Co. (The), Class A(a)	1,300,601

		1,938,336

	Food & Staples Retailing — 0.4%
46,536	Sysco Corp.	3,291,026
38,557	US Foods Holding Corp.(a)	1,378,798

		4,669,824

	Food Products — 0.7%
26,830	Campbell Soup Co.	1,075,078
33,948	Conagra Brands, Inc.	900,301
42,892	Hain Celestial Group, Inc. (The)(a)	939,335
10,989	Hershey Co. (The)	1,472,856
62,877	Mondelez International, Inc., Class A	3,389,070

		7,776,640

	Gas Utilities — 0.2%
5,582	Atmos Energy Corp.	589,236
6,445	ONE Gas, Inc.	581,984
39,610	Suburban Propane Partners LP	962,127
11,452	UGI Corp.	611,651

		2,744,998

See accompanying notes to financial statements.

|  22

Consolidated Portfolio of Investments – as of June 30, 2019 (Unaudited)

ASG Global Alternatives Fund – (continued)

Shares	Description	Value (†)
	Health Care Equipment & Supplies — 0.5%
23,319	Baxter International, Inc.	$1,909,826
13,375	Danaher Corp.	1,911,555
14,548	Zimmer Biomet Holdings, Inc.	1,712,882

		5,534,263

	Health Care Providers & Services — 0.2%
19,896	Centene Corp.(a)	1,043,346
13,467	Magellan Health, Inc.(a)	999,656

		2,043,002

	Health Care Technology — 0.1%
19,461	Cerner Corp.	1,426,491

	Hotels, Restaurants & Leisure — 1.4%
287,490	Caesars Entertainment Corp.(a)	3,398,132
1,693	Chipotle Mexican Grill, Inc.(a)	1,240,766
17,196	Hilton Worldwide Holdings, Inc.	1,680,737
17,054	Jack in the Box, Inc.	1,388,025
6,949	McDonald’s Corp.	1,443,029
41,976	MGM Resorts International	1,199,254
21,539	Starbucks Corp.	1,805,614
96,244	Wendy’s Co. (The)	1,884,458
13,015	Yum! Brands, Inc.	1,440,370

		15,480,385

	Household Products — 0.3%
8,231	Colgate-Palmolive Co.	589,916
24,563	Procter & Gamble Co. (The)	2,693,333

		3,283,249

	Industrial Conglomerates — 0.2%
93,846	General Electric Co.	985,383
9,779	Honeywell International, Inc.	1,707,316

		2,692,699

	Insurance — 1.6%
26,220	Aflac, Inc.	1,437,118
14,326	Allstate Corp. (The)	1,456,811
14,083	American Financial Group, Inc.	1,443,085
7,516	Aon PLC	1,450,438
16,215	Arthur J. Gallagher & Co.	1,420,272
43,394	Brown & Brown, Inc.	1,453,699
9,643	Chubb Ltd.	1,420,318
26,278	Loews Corp.	1,436,618
1,328	Markel Corp.(a)	1,446,989
14,255	Marsh & McLennan Cos., Inc.	1,421,936
18,669	Torchmark Corp.	1,670,129
1,453	White Mountains Insurance Group Ltd.	1,484,181

		17,541,594

See accompanying notes to financial statements.

23  |

Consolidated Portfolio of Investments – as of June 30, 2019 (Unaudited)

ASG Global Alternatives Fund – (continued)

Shares	Description	Value (†)
	Interactive Media & Services — 0.3%
1,339	Alphabet, Inc., Class A(a)	$1,449,869
48,724	Cars.com, Inc.(a)	960,837
4,883	IAC/InterActiveCorp(a)	1,062,199

		3,472,905

	Internet & Direct Marketing Retail — 0.1%
35,897	eBay, Inc.	1,417,931

	IT Services — 1.5%
8,143	Alliance Data Systems Corp.	1,141,079
26,715	Amdocs Ltd.	1,658,734
11,559	Automatic Data Processing, Inc.	1,911,049
20,438	DXC Technology Co.	1,127,156
11,607	Fidelity National Information Services, Inc.	1,423,947
45,251	Genpact Ltd.	1,723,611
12,116	Jack Henry & Associates, Inc.	1,622,575
11,336	PayPal Holdings, Inc.(a)	1,297,518
26,472	Total System Services, Inc.	3,395,563
105,115	Verra Mobility Corp.(a)	1,375,955

		16,677,187

	Machinery — 0.2%
34,548	Terex Corp.	1,084,807
48,669	Trinity Industries, Inc.	1,009,882

		2,094,689

	Media — 0.1%
16,725	Loral Space & Communications, Inc.(a)	577,180

	Multi-Utilities — 0.8%
7,841	Ameren Corp.	588,938
33,368	Brookfield Infrastructure Partners LP	1,432,822
20,330	CenterPoint Energy, Inc.	582,048
10,308	CMS Energy Corp.	596,936
6,684	Consolidated Edison, Inc.	586,053
7,980	Dominion Energy, Inc.	617,014
4,557	DTE Energy Co.	582,749
8,040	NorthWestern Corp.	580,086
9,427	Public Service Enterprise Group, Inc.	554,496
14,930	Sempra Energy	2,051,979
7,287	WEC Energy Group, Inc.	607,517

		8,780,638

	Multiline Retail — 0.1%
12,566	Dollar Tree, Inc.(a)	1,349,463

	Oil, Gas & Consumable Fuels — 0.6%
21,472	Cheniere Energy, Inc.(a)	1,469,758
23,085	CVR Energy, Inc.	1,154,019
33,110	Devon Energy Corp.	944,297
10,153	Diamondback Energy, Inc.	1,106,373

See accompanying notes to financial statements.

|  24

Consolidated Portfolio of Investments – as of June 30, 2019 (Unaudited)

ASG Global Alternatives Fund – (continued)

Shares	Description	Value (†)
	Oil, Gas & Consumable Fuels — continued
17,593	Hess Corp.	$1,118,387
36,860	Peabody Energy Corp.	888,326

		6,681,160

	Pharmaceuticals — 0.6%
20,369	Allergan PLC	3,410,381
10,324	Johnson & Johnson	1,437,927
38,287	Pfizer, Inc.	1,658,593

		6,506,901

	Professional Services — 0.1%
9,858	Verisk Analytics, Inc.	1,443,803

	Real Estate Management & Development — 0.3%
29,955	CBRE Group, Inc., Class A(a)	1,536,691
47,783	HFF, Inc., Class A	2,173,171

		3,709,862

	REITs – Apartments — 0.4%
24,187	American Homes 4 Rent, Class A	587,986
11,640	Apartment Investment & Management Co., Class A	583,397
2,772	AvalonBay Communities, Inc.	563,215
5,776	Camden Property Trust	602,957
7,343	Equity Residential	557,480
5,055	Mid-America Apartment Communities, Inc.	595,277
12,360	UDR, Inc.	554,840

		4,045,152

	REITs – Diversified — 0.1%
7,154	W.P. Carey, Inc.	580,762

	REITs – Health Care — 0.1%
7,580	National Health Investors, Inc.	591,467

	REITs – Hotels — 0.3%
114,948	Chesapeake Lodging Trust	3,266,822

	REITs – Manufactured Homes — 0.1%
4,796	Equity LifeStyle Properties, Inc.	581,947
4,574	Sun Communities, Inc.	586,341

		1,168,288

	REITs – Mortgage — 1.4%
36,725	AG Mortgage Investment Trust, Inc.	583,927
35,702	AGNC Investment Corp.	600,508
62,523	Annaly Capital Management, Inc.	570,835
32,797	ARMOUR Residential REIT, Inc.	611,336
16,204	Blackstone Mortgage Trust, Inc., Class A	576,538
167,085	Capstead Mortgage Corp.	1,395,160
31,639	Chimera Investment Corp.	597,028
51,012	Ellington Financial, Inc.	916,686
75,325	Granite Point Mortgage Trust, Inc.	1,445,487

See accompanying notes to financial statements.

25  |

Consolidated Portfolio of Investments – as of June 30, 2019 (Unaudited)

ASG Global Alternatives Fund – (continued)

Shares	Description	Value (†)
	REITs – Mortgage — continued
39,780	Invesco Mortgage Capital, Inc.	$641,254
69,618	KKR Real Estate Finance Trust, Inc.	1,386,791
84,206	MFA Financial, Inc.	604,599
103,867	New York Mortgage Trust, Inc.	643,975
28,612	PennyMac Mortgage Investment Trust	624,600
64,759	Ready Capital Corp.	964,909
26,199	Starwood Property Trust, Inc.	595,241
73,466	TPG RE Finance Trust, Inc.	1,417,159
46,473	Two Harbors Investment Corp.	588,813
67,170	Western Asset Mortgage Capital Corp.	670,357

		15,435,203

	REITs – Office Property — 0.2%
13,536	Douglas Emmett, Inc.	539,274
18,220	Equity Commonwealth	592,514
14,172	Highwoods Properties, Inc.	585,304

		1,717,092

	REITs – Shopping Centers — 0.1%
2,929	Alexander’s, Inc.	1,084,609

	REITs – Warehouse/Industrials — 0.1%
12,054	Liberty Property Trust	603,182

	Road & Rail — 0.1%
13,571	Genesee & Wyoming, Inc., Class A(a)	1,357,100

	Semiconductors & Semiconductor Equipment — 0.2%
48,567	ON Semiconductor Corp.(a)	981,539
51,068	Rudolph Technologies, Inc.(a)	1,411,009

		2,392,548

	Software — 1.1%
3,756	Adobe, Inc.(a)	1,106,705
36,227	Citrix Systems, Inc.	3,555,318
11,674	Microsoft Corp.	1,563,849
48,133	Open Text Corp.	1,983,080
45,427	Symantec Corp.	988,491
16,880	Tableau Software, Inc., Class A(a)	2,802,418

		11,999,861

	Specialty Retail — 0.4%
8,235	Advance Auto Parts, Inc.	1,269,343
14,574	Lowe’s Cos., Inc.	1,470,662
38,523	Rent-A-Center, Inc.(a)	1,025,868
11,242	Tiffany & Co.	1,052,701

		4,818,574

	Thrifts & Mortgage Finance — 0.3%
91,548	Capitol Federal Financial, Inc.	1,260,616
44,132	Columbia Financial, Inc.(a)	666,393
53,780	Oritani Financial Corp.	954,057

See accompanying notes to financial statements.

|  26

Consolidated Portfolio of Investments – as of June 30, 2019 (Unaudited)

ASG Global Alternatives Fund – (continued)

Shares	Description	Value (†)
	Thrifts & Mortgage Finance — continued
55,902	TFS Financial Corp.	$1,010,149

		3,891,215

	Trading Companies & Distributors — 0.4%
40,799	HD Supply Holdings, Inc.(a)	1,643,384
45,673	Univar, Inc.(a)	1,006,633
28,656	WESCO International, Inc.(a)	1,451,426

		4,101,443

	Water Utilities — 0.1%
4,965	American Water Works Co., Inc.	575,940

	Wireless Telecommunication Services — 0.1%
22,177	T-Mobile US, Inc.(a)	1,644,203

	Total Common Stocks (Identified Cost $217,550,497)	229,569,591

Exchange-Traded Funds — 3.8%
491,868	iShares® iBoxx $ High Yield Corporate Bond ETF (Identified Cost $42,576,662)	42,881,052

Closed-End Investment Companies — 1.0%
86,486	Apollo Investment Corp.	1,366,479
79,917	Ares Capital Corp.	1,433,711
62,464	Barings BDC, Inc.	614,646
57,697	BlackRock TCP Capital Corp.	822,182
58,454	Golub Capital BDC, Inc.	1,040,481
120,022	Hercules Capital, Inc.	1,538,682
34,929	Main Street Capital Corp.	1,436,280
86,339	New Mountain Finance Corp.	1,206,156
51,778	PennantPark Floating Rate Capital Ltd.	598,554
25,014	Solar Capital Ltd.	513,537
94,336	TCG BDC, Inc.	1,437,681

	Total Closed-End Investment Companies (Identified Cost $11,715,442)	12,008,389

Principal Amount
Short-Term Investments — 72.5%
	Certificates of Deposit — 51.9%
$25,000,000	Royal Bank of Canada (NY), 3-month LIBOR + 0.130%, 2.714%, 7/10/2019(b)(c)	25,000,705
10,300,000	Swedbank (NY), 2.700%, 7/16/2019	10,301,538
39,000,000	Sumitomo Mitsui Trust Bank (NY), 2.600%, 7/18/2019	39,004,323
45,000,000	Landesbank Hessen (NY), 2.540%, 7/23/2019	45,004,484
13,000,000	Mitsubishi UFJ Trust & Banking Corp. (NY), 2.540%, 8/15/2019	13,002,833
20,000,000	Mitsubishi UFJ Trust & Banking Corp. (NY), 2.530%, 8/22/2019	20,004,707
25,000,000	DNB Bank ASA (NY), 2.470%, 8/29/2019	25,007,560
25,000,000	Sumitomo Mitsui Bank (NY), 2.630%, 9/04/2019	25,020,174

See accompanying notes to financial statements.

27  |

Consolidated Portfolio of Investments – as of June 30, 2019 (Unaudited)

ASG Global Alternatives Fund – (continued)

Principal Amount	Description	Value (†)
	Certificates of Deposit — continued
$20,000,000	Sumitomo Mitsui Bank (NY), 1-month LIBOR + 0.100%, 2.494%, 9/16/2019(b)	$20,003,398
5,000,000	Toronto-Dominion Bank (NY), 2.610%, 9/16/2019(c)	5,002,853
45,000,000	Mizuho Bank Ltd. (NY), 2.320%, 9/19/2019	45,004,168
15,000,000	Norinchukin Bank (NY), 2.330%, 9/20/2019	15,000,789
15,000,000	Bank of Montreal (IL), 3-month LIBOR + 0.110%, 2.712%, 10/04/2019(b)(c)	15,004,271
20,000,000	Commonwealth Bank of Australia (NY), 1-month LIBOR + 0.320%, 2.751%, 10/04/2019(b)(c)	20,016,466
15,000,000	State Street Bank & Trust, 1-month LIBOR + 0.100%, 2.519%, 10/07/2019(b)(c)	15,003,248
25,000,000	Commonwealth Bank of Australia (NY), 1-month LIBOR + 0.110%, 2.522%, 10/08/2019(b)(c)	25,005,995
40,000,000	National Bank of Canada (NY), 1-month LIBOR + 0.100%, 2.512%, 10/10/2019(b)(c)	40,008,194
35,000,000	Svenska Handelsbanken (NY), 2.275%, 10/16/2019	35,001,016
31,000,000	Norinchukin Bank (NY), 2.540%, 11/15/2019	31,029,023
10,000,000	Svenska Handelsbanken (NY), 1-month LIBOR + 0.080%, 2.462%, 11/18/2019(b)	10,000,453
11,000,000	Banco Del Estado De Chile (NY), 2.430%, 12/06/2019	11,010,787
45,000,000	Nordea Bank ABP (NY), 2.280%, 12/11/2019	44,996,824
30,000,000	National Australia Bank, 1-month LIBOR + 0.150%, 2.533%, 5/20/2020(b)	29,998,890
20,000,000	Royal Bank of Canada (NY), 1-month LIBOR + 0.180%, 2.593%, 6/12/2020(b)	19,997,411

		584,430,110

	Time Deposits — 10.8%
52,000,000	Skandinaviska Enskilda Banken (NY), 2.310%, 7/01/2019(d)	52,000,000
17,100,000	National Bank of Kuwait (NY), 2.320%, 7/01/2019(d)	17,100,000
52,000,000	Canadian Imperial Bank of Commerce, 2.330%, 7/01/2019	52,000,000

		121,100,000

	Commercial Paper — 4.2%
11,990,000	Cofco Capital Corp., (Credit Support: Australian & New Zealand Banking Group Ltd.), 2.475%, 7/10/2019(e)	11,980,288
25,000,000	Cofco Capital Corp., (Credit Support: Australian & New Zealand Banking Group Ltd.), 2.455%, 7/17/2019(e)	24,968,004
10,000,000	Cofco Capital Corp., (Credit Support: Australian & New Zealand Banking Group Ltd.), 2.455%, 7/24/2019(e)	9,982,558

		46,930,850

	Treasuries — 2.9%
10,600,000	U.S. Treasury Bills, 2.235%-2.355%, 7/11/2019(e)(f)(g)	10,594,324
21,600,000	U.S. Treasury Bills, 2.260%-2.365%, 8/08/2019(e)(f)(g)	21,553,004

		32,147,328

See accompanying notes to financial statements.

|  28

Consolidated Portfolio of Investments – as of June 30, 2019 (Unaudited)

ASG Global Alternatives Fund – (continued)

Principal Amount	Description	Value (†)
Other Notes — 2.7%
$30,000,000	Bank of America NA, 2.350%, 12/13/2019(d)	$30,031,964

	Total Short-Term Investments (Identified Cost $814,482,409)	814,640,252

	Total Investments — 97.7% (Identified Cost $1,086,325,010)	1,099,099,284
	Other assets less liabilities — 2.3%	25,830,828

	Net Assets — 100.0%	$1,124,930,112

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.
(b)	Variable rate security. Rate as of June 30, 2019 is disclosed.
(c)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(d)	Variable rate security. The interest rate adjusts periodically based on changes in current interest rates. Rate as of June 30, 2019 is disclosed.
(e)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(f)	The Fund’s investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Consolidated Portfolio of Investments.
(g)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.

ETF	Exchange-Traded Fund
LIBOR	London Interbank Offered Rate
REITs	Real Estate Investment Trusts
SLM	Sallie Mae

CHF	Swiss Franc
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona

At June 30, 2019, the Fund had the following open forward foreign currency contracts:

Counterparty	Delivery Date	Currency Bought/ Sold (B/S)		Units of Currency	In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
UBS AG	9/18/2019	CHF	B	7,000,000	$7,126,793	$7,220,864	$94,071
UBS AG	9/18/2019	NOK	S	306,000,000	35,515,069	35,948,374	(433,305)
UBS AG	9/18/2019	NZD	B	3,700,000	2,408,937	2,489,286	80,349
UBS AG	9/18/2019	SEK	B	272,000,000	29,098,879	29,452,469	353,590
UBS AG	9/18/2019	SEK	S	52,000,000	5,635,483	5,630,619	4,864

Total							$99,569

See accompanying notes to financial statements.

29  |

Consolidated Portfolio of Investments – as of June 30, 2019 (Unaudited)

ASG Global Alternatives Fund – (continued)

At June 30, 2019, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
2 Year U.S. Treasury Note	9/30/2019	1,439	$307,380,210	$309,643,571	$2,263,361
5 Year U.S. Treasury Note	9/30/2019	493	57,280,437	58,251,031	970,594
10 Year U.S. Treasury Note	9/19/2019	2,622	330,007,414	335,534,063	5,526,649
ASX SPI 200™	9/19/2019	52	5,916,807	5,986,170	69,363
Australian Dollar	9/16/2019	645	45,288,675	45,382,200	93,525
British Pound	9/16/2019	705	56,386,787	56,175,281	(211,506)
Canadian Dollar	9/17/2019	76	5,736,100	5,818,180	82,080
DAX	9/20/2019	224	77,084,844	78,883,822	1,798,978
E-mini Russell 2000	9/20/2019	369	28,139,018	28,912,995	773,977
Euro Schatz	9/06/2019	457	58,254,597	58,349,437	94,840
EURO STOXX 50®	9/20/2019	431	16,508,443	16,986,525	478,082
Euro-BTP	9/06/2019	144	21,399,703	21,990,608	590,905
Eurodollar	9/16/2019	2,025	493,853,675	496,099,687	2,246,012
FTSE 100 Index	9/20/2019	577	53,301,017	53,997,140	696,123
German Euro Bund	9/06/2019	319	61,966,012	62,658,836	692,824
Hang Seng Index®	7/30/2019	44	8,021,410	8,027,830	6,420
MSCI Emerging Markets Index	9/20/2019	319	16,198,020	16,801,730	603,710
S&P/TSX 60 Index	9/19/2019	41	6,063,770	6,122,057	58,287
TOPIX	9/12/2019	201	28,755,966	28,915,364	159,398

Total					$16,993,622

Commodity Futures[1]	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Brent Crude Oil	7/31/2019	513	$30,466,870	$33,211,620	$2,744,750
Copper LME	9/18/2019	260	39,683,394	38,974,000	(709,394)
Gasoline	7/31/2019	130	9,416,316	10,355,436	939,120
Gold	8/28/2019	173	22,501,130	24,457,010	1,955,880
Live Cattle	10/31/2019	114	4,859,960	4,807,380	(52,580)
Natural Gas	7/29/2019	484	11,238,480	11,170,720	(67,760)
Nickel LME	9/18/2019	65	4,815,770	4,954,951	139,181
Wheat	12/13/2019	397	10,736,125	10,689,225	(46,900)
WTI Crude Oil	7/22/2019	479	25,036,430	28,007,130	2,970,700
Zinc LME	9/18/2019	398	26,069,000	24,884,950	(1,184,050)

Total					$6,688,947

See accompanying notes to financial statements.

|  30

Consolidated Portfolio of Investments – as of June 30, 2019 (Unaudited)

ASG Global Alternatives Fund – (continued)

At June 30, 2019, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10 Year Canada Government Bond	9/19/2019	555	$60,468,023	$60,575,121	$(107,098)
30 Year U.S. Treasury Bond	9/19/2019	233	34,729,766	36,253,344	(1,523,578)
E-mini S&P 500®	9/20/2019	207	29,859,233	30,472,470	(613,237)
Euro	9/16/2019	793	113,099,343	113,463,431	(364,088)
Euro-OAT	9/06/2019	71	13,213,820	13,310,633	(96,813)
Japanese Yen	9/16/2019	460	53,349,900	53,653,250	(303,350)
UK Long Gilt	9/26/2019	597	98,362,273	98,788,214	(425,941)

Total					$(3,434,105)

Commodity Futures[1]	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Aluminum LME	9/18/2019	262	$12,335,288	$11,791,638	$543,650
Cocoa	9/13/2019	331	8,083,330	8,026,750	56,580
Coffee	9/18/2019	89	3,497,363	3,652,894	(155,531)
Copper LME	9/18/2019	43	6,430,035	6,445,700	(15,665)
Corn	12/13/2019	204	4,465,050	4,401,300	63,750
Cotton	12/06/2019	153	5,106,210	5,055,120	51,090
Low Sulfur Gasoil	8/12/2019	36	2,012,975	2,151,000	(138,025)
New York Harbor ULSD	7/31/2019	237	18,167,155	19,304,788	(1,137,633)
Nickel LME	9/18/2019	65	4,678,296	4,954,950	(276,654)
Silver	9/26/2019	32	2,372,000	2,454,560	(82,560)
Soybean	11/14/2019	164	7,383,675	7,568,600	(184,925)
Soybean Meal	12/13/2019	24	768,250	774,960	(6,710)
Soybean Oil	12/13/2019	176	2,989,170	3,044,448	(55,278)
Sugar	9/30/2019	380	5,414,673	5,371,072	43,601

Total					$(1,294,310)

1 Commodity futures are held by ASG Global Alternatives Cayman Fund Ltd., a wholly-owned subsidiary. See Note 1 of Notes to Financial Statements.

Bilateral Equity Basket Total Return Swaps(a)

Reference Entity	Counterparty	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)	Value of Reference Entities	Notional Amount Net Asset Percentage
Equity Securities Short	Morgan Stanley Capital Services LLC	5/19/2020	$(16,874,897)	$—	$(16,874,897)	(1.50%)

(a)

The Fund receives or pays, on a monthly basis, the total return on a portfolio of short equity positions net of one day U.S. Federal Funds Effective Rate minus a spread of 0.45%-0.88% as calculated on the notional amount. See Note 2 of Notes to Financial Statements.

See accompanying notes to financial statements.

31  |

Consolidated Portfolio of Investments – as of June 30, 2019 (Unaudited)

ASG Global Alternatives Fund – (continued)

The following table represents the reference entities underlying the total return swap with Morgan Stanley Capital Services LLC as of June 30, 2019:

Common Stocks – Short	Shares	Value	% of Basket Value
Banks
Prosperity Bancshares, Inc.	(44,647)	$(2,948,934)	(17.48%	)
Valley National Bancorp	(81,855)	(882,397)	(5.23%	)

		(3,831,331)
Biotechnology
AbbVie, Inc.	(17,428)	(1,267,364)	(7.51%	)

Hotels, Restaurants & Leisure
Eldorado Resorts, Inc.	(25,508)	(1,175,153)	(6.96%	)

IT Services
Global Payments, Inc.	(21,443)	(3,433,668)	(20.35%	)

Real Estate Management & Development
Jones Lang Lasalle, Inc.	(7,053)	(992,287)	(5.88%	)

REITs – Hotels
Park Hotels & Resorts, Inc.	(71,901)	(1,981,591)	(11.74%	)

Semiconductors & Semiconductor Equipment
Nanometrics	(39,425)	(1,368,442)	(8.11%	)

Software
salesforce.com, Inc.	(18,619)	(2,825,061)	(16.74%	)

Total Common Stocks – Short		$(16,874,897)

Investment Summary at June 30, 2019 (Unaudited)

Certificates of Deposit	51.9%
Common Stocks	20.4
Time Deposits	10.8
Commercial Paper	4.2
Exchange-Traded Funds	3.8
Treasuries	2.9
Other Notes	2.7
Closed-End Investment Companies	1.0

Total Investments	97.7
Other assets less liabilities (including swap agreements, forward foreign currency and futures contracts)	2.3

Net Assets	100.0%

See accompanying notes to financial statements.

|  32

Consolidated Portfolio of Investments – as of June 30, 2019 (Unaudited)

ASG Managed Futures Strategy Fund

Principal Amount	Description	Value (†)
Short-Term Investments — 92.2% of Net Assets
	Certificates of Deposit — 72.0%
$50,000,000	National Bank of Kuwait (NY), 2.530%, 7/01/2019	$50,000,441
50,000,000	Credit Agricole Corporate & Investment Bank (NY), 2.340%, 7/02/2019	49,999,882
50,000,000	Royal Bank of Canada (NY), 3-month LIBOR + 0.130%, 2.714%, 7/10/2019(a)	50,001,410
25,000,000	Swedbank (NY), 2.700%, 7/16/2019	25,003,733
50,000,000	Credit Industriel et Commercial (NY), 2.530%, 7/18/2019	50,004,520
60,000,000	Sumitomo Mitsui Trust Bank (NY), 2.600%, 7/18/2019	60,006,651
24,000,000	Landesbank Hessen (NY), 2.540%, 7/23/2019	24,002,391
12,000,000	Oversea-Chinese Banking Corp. Ltd. (NY), 2.530%, 7/26/2019	12,001,157
50,000,000	Swedbank (NY), 2.550%, 8/12/2019	50,011,996
50,000,000	Mitsubishi UFJ Trust & Banking Corp. (NY), 2.540%, 8/15/2019	50,010,897
19,500,000	Mitsubishi UFJ Trust & Banking Corp. (NY), 2.530%, 8/22/2019	19,504,589
50,000,000	DNB Bank ASA (NY), 2.470%, 8/29/2019	50,015,121
14,000,000	Sumitomo Mitsui Bank (NY), 2.630%, 9/04/2019	14,011,298
50,000,000	Sumitomo Mitsui Bank (NY), 1-month LIBOR + 0.100%, 2.494%, 9/16/2019(a)	50,008,495
20,000,000	Toronto-Dominion Bank (NY), 2.610%, 9/16/2019	20,011,410
15,000,000	DNB Bank ASA (NY), 2.320%, 9/19/2019	15,001,503
67,000,000	Mizuho Bank Ltd. (NY), 2.320%, 9/19/2019	67,006,206
25,000,000	Norinchukin Bank (NY), 2.330%, 9/20/2019	25,001,315
70,000,000	Bank of Montreal (IL), 3-month LIBOR + 0.110%, 2.712%, 10/04/2019(a)(b)	70,019,932
50,000,000	Commonwealth Bank of Australia (NY), 1-month LIBOR + 0.320%, 2.751%, 10/04/2019(a)	50,041,164
60,000,000	State Street Bank & Trust, 1-month LIBOR + 0.100%, 2.519%, 10/07/2019(a)(b)	60,012,992
16,500,000	Commonwealth Bank of Australia (NY), 1-month LIBOR + 0.110%, 2.522%, 10/08/2019(a)(b)	16,503,957
40,000,000	National Bank of Canada (NY), 1-month LIBOR + 0.100%, 2.512%, 10/10/2019(a)(b)	40,008,194
10,000,000	Svenska Handelsbanken (NY), 2.275%, 10/16/2019	10,000,290
40,000,000	Norinchukin Bank (NY), 2.540%, 11/15/2019	40,037,450
50,000,000	Svenska Handelsbanken (NY), 1-month LIBOR + 0.080%, 2.462%, 11/18/2019(a)	50,002,266
50,000,000	Banco Del Estado De Chile (NY), 2.430%, 12/06/2019	50,049,030
60,000,000	Nordea Bank ABP (NY), 2.280%, 12/11/2019	59,995,765
50,000,000	Oversea-Chinese Banking Corp. Ltd. (NY), 2.250%, 12/13/2019	49,997,202
50,000,000	National Australia Bank, 1-month LIBOR + 0.150%, 2.533%, 5/20/2020(a)	49,998,150
20,000,000	Royal Bank of Canada (NY), 1-month LIBOR + 0.180%, 2.593%, 6/12/2020(a)	19,997,411

		1,248,266,818

	Time Deposits — 9.1%
76,400,000	Skandinaviska Enskilda Banken (NY), 2.310%, 7/01/2019(c)	76,400,000
81,000,000	Canadian Imperial Bank of Commerce, 2.330%, 7/01/2019	81,000,000

		157,400,000

	Treasuries — 4.1%
36,800,000	U.S. Treasury Bills, 2.355%-2.366%, 7/11/2019(d)(e)(f)	36,780,297
35,000,000	U.S. Treasury Bills, 2.364%, 8/08/2019(d)(f)	34,923,848

		71,704,145

See accompanying notes to financial statements.

33  |

Consolidated Portfolio of Investments – as of June 30, 2019 (Unaudited)

ASG Managed Futures Strategy Fund – (continued)

Principal Amount	Description	Value (†)
Commercial Paper — 4.1%
$26,940,000	Cofco Capital Corp., (Credit Support: Australian & New Zealand Banking Group Ltd.), 2.485%, 7/03/2019(d)	$26,930,908
31,000,000	Cofco Capital Corp., (Credit Support: Australian & New Zealand Banking Group Ltd.), 2.475%, 7/10/2019(d)	30,974,890
13,330,000	Cofco Capital Corp., (Credit Support: Australian & New Zealand Banking Group Ltd.), 2.455%, 7/24/2019(d)	13,306,750

71,212,548

Other Notes — 2.9%
40,000,000	Bank of America NA, 2.620%, 8/12/2019(c)	40,021,253
10,000,000	Bank of America NA, 2.350%, 12/13/2019(c)	10,010,654

50,031,907

	Total Short-Term Investments (Identified Cost $1,598,317,514)	1,598,615,418

	Total Investments — 92.2% (Identified Cost $1,598,317,514)	1,598,615,418
	Other assets less liabilities — 7.8%	134,966,454

	Net Assets — 100.0%	$1,733,581,872

(†)	See Note 2 of Notes to Financial Statements.
(a)	Variable rate security. Rate as of June 30, 2019 is disclosed.
(b)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(c)	Variable rate security. The interest rate adjusts periodically based on changes in current interest rates. Rate as of June 30, 2019 is disclosed.
(d)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(e)	The Fund’s investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Consolidated Portfolio of Investments.
(f)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.

LIBOR	London Interbank Offered Rate

CNH	Chinese Yuan Renminbi Offshore
CHF	Swiss Franc
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SGD	Singapore Dollar
SEK	Swedish Krona
TRY	Turkish Lira
ZAR	South African Rand

See accompanying notes to financial statements.

|  34

Consolidated Portfolio of Investments – as of June 30, 2019 (Unaudited)

ASG Managed Futures Strategy Fund – (continued)

At June 30, 2019, the Fund had the following open forward foreign currency contracts:

Counterparty	Delivery Date	Currency Bought/ Sold (B/S)		Units of Currency	In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
UBS AG	9/18/2019	CHF	B	42,625,000	$43,764,462	$43,969,903	$205,441
UBS AG	9/18/2019	CHF	B	22,250,000	23,010,455	22,952,031	(58,424)
UBS AG	9/18/2019	CHF	S	115,500,000	117,592,081	119,144,253	(1,552,172)
UBS AG	9/18/2019	CNH	B	124,000,000	17,972,287	18,039,956	67,669
UBS AG	9/18/2019	CNH	B	136,000,000	19,800,544	19,785,758	(14,786)
UBS AG	9/18/2019	CNH	S	672,000,000	96,615,802	97,764,924	(1,149,122)
UBS AG	9/18/2019	MXN	B	1,796,000,000	92,019,251	92,371,609	352,358
UBS AG	9/18/2019	MXN	B	243,000,000	12,538,965	12,497,940	(41,025)
UBS AG	9/18/2019	NOK	B	174,000,000	20,284,472	20,441,232	156,760
UBS AG	9/18/2019	NOK	B	264,000,000	31,149,335	31,014,283	(135,052)
UBS AG	9/18/2019	NOK	S	1,226,000,000	142,292,400	144,028,454	(1,736,054)
UBS AG	9/18/2019	NZD	B	55,300,000	36,922,677	37,204,739	282,062
UBS AG	9/18/2019	NZD	S	209,100,000	138,626,400	140,678,316	(2,051,916)
UBS AG	9/18/2019	PLN	B	153,500,000	40,933,060	41,184,484	251,424
UBS AG	9/18/2019	PLN	B	48,000,000	12,888,242	12,878,536	(9,706)
UBS AG	9/18/2019	PLN	S	263,000,000	70,061,068	70,563,645	(502,577)
UBS AG	9/18/2019	SEK	B	206,000,000	21,986,667	22,305,914	319,247
UBS AG	9/18/2019	SEK	B	338,000,000	36,653,402	36,599,024	(54,378)
UBS AG	9/18/2019	SEK	S	1,664,000,000	178,016,674	180,179,810	(2,163,136)
UBS AG	9/18/2019	SGD	B	178,250,000	131,492,359	131,899,141	406,782
UBS AG	9/18/2019	SGD	B	98,625,000	72,994,937	72,979,258	(15,679)
UBS AG	9/18/2019	SGD	S	375,125,000	274,968,737	277,580,169	(2,611,432)
UBS AG	9/18/2019	TRY	B	101,400,000	16,651,104	16,799,229	148,125
UBS AG	9/18/2019	TRY	B	75,600,000	12,553,575	12,524,869	(28,706)
UBS AG	9/18/2019	TRY	S	77,100,000	12,664,068	12,773,378	(109,310)
UBS AG	9/18/2019	ZAR	B	429,500,000	29,854,592	30,199,768	345,176
UBS AG	9/18/2019	ZAR	S	819,000,000	54,745,696	57,586,984	(2,841,288)

Total							$(12,539,719)

At June 30, 2019, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
2 Year U.S. Treasury Note	9/30/2019	5,815	$1,242,809,878	$1,251,269,886	$8,460,008
3 Year Australia Government Bond	9/16/2019	7,992	643,794,140	645,226,747	1,432,607
5 Year U.S. Treasury Note	9/30/2019	5,823	678,694,836	688,023,844	9,329,008
10 Year Australia Government Bond	9/16/2019	3,488	348,624,141	351,763,306	3,139,165
10 Year Canada Government Bond	9/19/2019	2,633	282,370,707	287,377,106	5,006,399
10 Year U.S. Treasury Note	9/19/2019	3,961	497,249,851	506,884,219	9,634,368

See accompanying notes to financial statements.

35  |

Consolidated Portfolio of Investments – as of June 30, 2019 (Unaudited)

ASG Managed Futures Strategy Fund – (continued)

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
30 Year U.S. Treasury Bond	9/19/2019	1,386	$207,469,374	$215,652,937	$8,183,563
AEX-Index®	7/19/2019	403	50,843,819	51,409,388	565,569
ASX SPI 200™	9/19/2019	631	71,964,108	72,639,866	675,758
Brazilian Real	7/31/2019	32	831,340	832,000	660
CAC 40®	7/19/2019	669	40,968,110	42,090,638	1,122,528
DAX	9/20/2019	74	25,589,089	26,059,834	470,745
E-mini Dow	9/20/2019	682	89,863,285	90,682,130	818,845
E-mini NASDAQ 100	9/20/2019	395	60,249,615	60,780,625	531,010
E-mini S&P 500®	9/20/2019	576	83,706,687	84,792,960	1,086,273
E-mini S&P MidCap 400®	9/20/2019	72	13,923,090	14,040,000	116,910
Euribor	9/16/2019	2,922	833,268,225	834,265,007	996,782
Euro Schatz	9/06/2019	3,624	461,951,139	462,709,755	758,616
EURO STOXX 50®	9/20/2019	1,134	43,516,857	44,693,085	1,176,228
Euro-BTP	9/06/2019	640	93,800,621	97,736,034	3,935,413
Euro-Buxl® 30 Year Bond	9/06/2019	780	173,814,584	179,959,746	6,145,162
Euro-OAT	9/06/2019	2,103	388,064,064	394,257,200	6,193,136
Eurodollar	9/16/2019	12,344	3,010,369,712	3,024,125,700	13,755,988
FTSE 100 Index	9/20/2019	360	33,387,075	33,689,723	302,648
FTSE China A50 Index	7/30/2019	2,592	35,059,600	35,004,960	(54,640)
FTSE MIB	9/20/2019	142	16,890,003	17,080,109	190,106
FTSE/JSE Top 40 Index	9/19/2019	184	6,935,730	6,849,477	(86,253)
German Euro BOBL	9/06/2019	2,619	398,658,245	400,371,104	1,712,859
German Euro Bund	9/06/2019	1,640	318,591,747	322,133,200	3,541,453
Hang Seng China Enterprises Index	7/30/2019	45	3,123,545	3,120,799	(2,746)
Hang Seng Index®	7/30/2019	67	12,177,170	12,224,196	47,026
IBEX 35	7/19/2019	104	10,806,295	10,847,845	41,550
Indian Rupee	7/29/2019	772	22,057,092	22,279,920	222,828
Japanese Yen	9/16/2019	848	99,338,100	98,908,600	(429,500)
MSCI EAFE Index	9/20/2019	280	26,872,900	26,926,200	53,300
MSCI Emerging Markets Index	9/20/2019	72	3,801,400	3,792,240	(9,160)
MSCI Singapore	7/30/2019	551	15,284,676	15,399,900	115,224
MSCI Taiwan Index	7/30/2019	464	17,970,990	17,933,600	(37,390)
OMXS30®	7/19/2019	2,769	47,480,048	48,328,497	848,449
S&P/TSX 60 Index	9/19/2019	446	66,132,997	66,596,037	463,040
Short-Term Euro-BTP	9/06/2019	2,556	321,032,737	324,066,725	3,033,988
Sterling	9/18/2019	9,052	1,424,877,291	1,425,667,612	790,321
UK Long Gilt	9/26/2019	1,824	299,088,964	301,825,298	2,736,334
Ultra Long U.S. Treasury Bond	9/19/2019	835	143,925,781	148,264,687	4,338,906

Total					$101,353,084

See accompanying notes to financial statements.

|  36

Consolidated Portfolio of Investments – as of June 30, 2019 (Unaudited)

ASG Managed Futures Strategy Fund – (continued)

Commodity Futures[1]	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Aluminum LME	9/18/2019	128	$5,820,190	$5,760,800	$(59,390)
Cocoa	9/13/2019	180	4,460,770	4,365,000	(95,770)
Copper LME	9/18/2019	52	7,757,935	7,794,800	36,865
Corn	12/13/2019	1,138	25,596,350	24,552,350	(1,044,000)
Gold	8/28/2019	872	119,533,900	123,274,640	3,740,740
Nickel LME	9/18/2019	114	8,552,558	8,690,220	137,662

Total					$2,716,107

At June 30, 2019, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Australian Dollar	9/16/2019	2,100	$147,441,000	$147,756,000	$(315,000)
British Pound	9/16/2019	1,969	157,407,519	156,892,381	515,138
Canadian Dollar	9/17/2019	656	49,524,720	50,220,080	(695,360)
E-mini Russell 2000	9/20/2019	162	12,353,310	12,693,510	(340,200)
Euro	9/16/2019	1,693	241,855,631	242,236,556	(380,925)
Nikkei 225™	9/12/2019	40	7,813,384	7,887,585	(74,201)
TOPIX	9/12/2019	153	21,888,870	22,010,203	(121,333)

Total					$(1,411,881)

Commodity Futures[1]	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Aluminum LME	9/18/2019	1,156	$54,425,925	$52,027,225	$2,398,700
Brent Crude Oil	7/31/2019	485	28,971,820	31,398,900	(2,427,080)
Coffee	9/18/2019	328	12,890,194	13,462,350	(572,156)
Copper	9/26/2019	935	62,040,575	63,428,063	(1,387,488)
Copper LME	9/18/2019	287	43,397,956	43,021,300	376,656
Cotton	12/06/2019	649	21,701,215	21,442,960	258,255
Gasoline	7/31/2019	213	15,399,985	16,966,984	(1,566,999)
Lean Hog	10/14/2019	299	8,460,010	8,473,660	(13,650)
Live Cattle	10/31/2019	729	31,056,020	30,741,930	314,090
Low Sulfur Gasoil	8/12/2019	568	31,647,200	33,938,000	(2,290,800)
Natural Gas	7/29/2019	1,661	37,989,780	38,335,880	(346,100)
New York Harbor ULSD	7/31/2019	400	30,572,657	32,581,920	(2,009,263)
Nickel LME	9/18/2019	398	28,810,599	30,339,540	(1,528,941)
Platinum	10/29/2019	338	13,747,285	14,214,590	(467,305)
Silver	9/26/2019	340	25,202,500	26,079,700	(877,200)
Soybean	11/14/2019	308	13,806,100	14,214,200	(408,100)
Soybean Meal	12/13/2019	144	4,696,170	4,649,760	46,410
Soybean Oil	12/13/2019	1,087	18,164,052	18,802,926	(638,874)
Sugar	9/30/2019	718	9,790,054	10,148,499	(358,445)

See accompanying notes to financial statements.

37  |

Consolidated Portfolio of Investments – as of June 30, 2019 (Unaudited)

ASG Managed Futures Strategy Fund – (continued)

Commodity Futures[1]	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
WTI Crude Oil	7/22/2019	749	$38,670,120	$43,794,030	$(5,123,910)
Zinc LME	9/18/2019	218	13,687,982	13,630,450	57,532

Total					$(16,564,668)

1 Commodity futures are held by ASG Managed Futures Strategy Cayman Fund Ltd., a wholly-owned subsidiary. See Note 1 of Notes to Financial Statements.

Investment Summary at June 30, 2019 (Unaudited)

Certificates of Deposit	72.0%
Time Deposits	9.1
Treasuries	4.1
Commercial Paper	4.1
Other Notes	2.9

Total Investments	92.2
Other assets less liabilities (including forward foreign currency and futures contracts)	7.8

Net Assets	100.0%

See accompanying notes to financial statements.

|  38

Portfolio of Investments – as of June 30, 2019 (Unaudited)

ASG Tactical U.S. Market Fund

Shares	Description	Value (†)
Common Stocks — 49.0% of Net Assets
	Aerospace & Defense — 1.3%
4,601	Boeing Co. (The)	$1,674,810
340	Lockheed Martin Corp.	123,604
1,103	Northrop Grumman Corp.	356,390
1,375	United Technologies Corp.	179,025

		2,333,829

	Air Freight & Logistics — 0.2%
808	FedEx Corp.	132,666
2,364	United Parcel Service, Inc., Class B	244,130

		376,796

	Banks — 2.1%
62,599	Bank of America Corp.	1,815,371
8,377	Citigroup, Inc.	586,641
9,530	JPMorgan Chase & Co.	1,065,454
6,031	Wells Fargo & Co.	285,387

		3,752,853

	Beverages — 0.8%
16,590	Coca-Cola Co. (The)	844,763
4,465	PepsiCo, Inc.	585,495

		1,430,258

	Biotechnology — 0.3%
3,256	Amgen, Inc.	600,016

	Capital Markets — 1.7%
4,680	Bank of New York Mellon Corp. (The)	206,622
1,620	BlackRock, Inc.	760,266
4,308	CME Group, Inc.	836,226
1,629	Moody’s Corp.	318,160
2,069	MSCI, Inc.	494,056
1,764	S&P Global, Inc.	401,822

		3,017,152

	Chemicals — 1.1%
1,652	Air Products & Chemicals, Inc.	373,963
4,320	CF Industries Holdings, Inc.	201,787
1,856	Dow, Inc.	91,519
1,403	Eastman Chemical Co.	109,196
1,961	Ecolab, Inc.	387,180
2,638	Linde PLC	529,710
1,333	PPG Industries, Inc.	155,575
418	Sherwin-Williams Co. (The)	191,565

		2,040,495

	Commercial Services & Supplies — 0.8%
2,517	Cintas Corp.	597,259
7,957	Waste Management, Inc.	917,999

		1,515,258

See accompanying notes to financial statements.

39  |

Portfolio of Investments – as of June 30, 2019 (Unaudited)

ASG Tactical U.S. Market Fund – (continued)

Shares	Description	Value (†)
	Communications Equipment — 0.6%
19,453	Cisco Systems, Inc.	$1,064,663

	Construction Materials — 0.1%
1,041	Vulcan Materials Co.	142,940

	Containers & Packaging — 0.1%
3,265	Ball Corp.	228,517

	Diversified Financial Services — 1.2%
9,913	Berkshire Hathaway, Inc., Class B(a)	2,113,154

	Diversified Telecommunication Services — 1.0%
6,483	AT&T, Inc.	217,245
27,126	Verizon Communications, Inc.	1,549,709

		1,766,954

	Electric Utilities — 1.0%
3,056	Alliant Energy Corp.	149,989
2,699	American Electric Power Co., Inc.	237,539
3,845	Duke Energy Corp.	339,283
5,881	Exelon Corp.	281,935
2,354	NextEra Energy, Inc.	482,240
8,299	PPL Corp.	257,352

		1,748,338

	Electrical Equipment — 0.2%
4,506	Eaton Corp. PLC	375,260

	Electronic Equipment, Instruments & Components — 0.1%
5,976	Corning, Inc.	198,582

	Entertainment — 1.5%
1,567	Netflix, Inc.(a)	575,590
15,695	Walt Disney Co. (The)	2,191,650

		2,767,240

	Food & Staples Retailing — 1.6%
5,413	Costco Wholesale Corp.	1,430,439
10,320	Sysco Corp.	729,830
7,485	Walmart, Inc.	827,018

		2,987,287

	Food Products — 0.5%
6,262	Archer-Daniels-Midland Co.	255,490
1,494	McCormick & Co., Inc.	231,585
8,150	Mondelez International, Inc., Class A	439,285

		926,360

	Health Care Equipment & Supplies — 1.5%
2,297	Becton Dickinson and Co.	578,867
1,382	Cooper Cos., Inc. (The)	465,582
7,263	Danaher Corp.	1,038,028
3,271	Stryker Corp.	672,452

		2,754,929

See accompanying notes to financial statements.

|  40

Portfolio of Investments – as of June 30, 2019 (Unaudited)

ASG Tactical U.S. Market Fund – (continued)

Shares	Description	Value (†)
	Health Care Providers & Services — 1.3%
4,770	Centene Corp.(a)	$250,139
4,048	Quest Diagnostics, Inc.	412,127
6,762	UnitedHealth Group, Inc.	1,649,995

		2,312,261

	Hotels, Restaurants & Leisure — 0.8%
261	Chipotle Mexican Grill, Inc.(a)	191,282
2,241	Marriott International, Inc., Class A	314,390
3,316	McDonald’s Corp.	688,600
1,894	Royal Caribbean Cruises Ltd.	229,572
967	Wynn Resorts Ltd.	119,898

		1,543,742

	Household Durables — 0.2%
1,851	Garmin Ltd.	147,710
6,190	PulteGroup, Inc.	195,728

		343,438

	Household Products — 0.9%
2,242	Church & Dwight Co., Inc.	163,801
2,184	Kimberly-Clark Corp.	291,083
11,547	Procter & Gamble Co. (The)	1,266,129

		1,721,013

	Industrial Conglomerates — 0.6%
1,475	3M Co.	255,677
43,179	General Electric Co.	453,379
2,565	Honeywell International, Inc.	447,823

		1,156,879

	Insurance — 1.5%
4,030	Aon PLC	777,709
3,465	Assurant, Inc.	368,607
5,042	Chubb Ltd.	742,636
2,487	Lincoln National Corp.	160,287
2,017	Torchmark Corp.	180,441
2,881	Willis Towers Watson PLC	551,827

		2,781,507

	Interactive Media & Services — 2.0%
979	Alphabet, Inc., Class A(a)	1,060,061
1,004	Alphabet, Inc., Class C(a)	1,085,234
7,731	Facebook, Inc., Class A(a)	1,492,083

		3,637,378

	Internet & Direct Marketing Retail — 2.1%
1,904	Amazon.com, Inc.(a)	3,605,472
127	Booking Holdings, Inc.(a)	238,088

		3,843,560

See accompanying notes to financial statements.

41  |

Portfolio of Investments – as of June 30, 2019 (Unaudited)

ASG Tactical U.S. Market Fund – (continued)

Shares	Description	Value (†)
	IT Services — 1.9%
3,160	Accenture PLC, Class A	$583,873
2,064	Akamai Technologies, Inc.(a)	165,409
3,057	Automatic Data Processing, Inc.	505,414
1,173	Global Payments, Inc.	187,833
3,853	Paychex, Inc.	317,063
3,519	PayPal Holdings, Inc.(a)	402,785
7,471	Visa, Inc., Class A	1,296,592

		3,458,969

	Life Sciences Tools & Services — 1.1%
5,015	Agilent Technologies, Inc.	374,470
4,031	Thermo Fisher Scientific, Inc.	1,183,824
1,865	Waters Corp.(a)	401,423

		1,959,717

	Machinery — 0.9%
1,305	Caterpillar, Inc.	177,858
2,367	Deere & Co.	392,236
4,003	Fortive Corp.	326,325
2,761	Illinois Tool Works, Inc.	416,386
1,527	Snap-on, Inc.	252,932
231	Wabtec Corp.	16,577

		1,582,314

	Media — 0.5%
17,988	Comcast Corp., Class A	760,533
3,388	Fox Corp., Class A	124,136

		884,669

	Multi-Utilities — 0.6%
3,336	CMS Energy Corp.	193,188
7,422	Consolidated Edison, Inc.	650,761
1,549	Sempra Energy	212,894

		1,056,843

	Multiline Retail — 0.3%
1,921	Dollar General Corp.	259,642
2,460	Target Corp.	213,061

		472,703

	Oil, Gas & Consumable Fuels — 2.4%
9,380	Cabot Oil & Gas Corp.	215,365
15,664	Chevron Corp.	1,949,228
6,711	ConocoPhillips	409,371
1,813	EOG Resources, Inc.	168,899
7,341	Hess Corp.	466,667
6,302	Occidental Petroleum Corp.	316,865
5,106	ONEOK, Inc.	351,344
2,959	Phillips 66	276,785
3,420	Valero Energy Corp.	292,786

		4,447,310

See accompanying notes to financial statements.

|  42

Portfolio of Investments – as of June 30, 2019 (Unaudited)

ASG Tactical U.S. Market Fund – (continued)

Shares	Description	Value (†)
	Pharmaceuticals — 2.7%
5,582	Eli Lilly & Co.	$618,430
12,858	Johnson & Johnson	1,790,862
20,965	Merck & Co., Inc.	1,757,915
2,396	Pfizer, Inc.	103,795
4,958	Zoetis, Inc.	562,683

		4,833,685

	Professional Services — 0.2%
849	Equifax, Inc.	114,819
1,529	Verisk Analytics, Inc.	223,937

		338,756

	REITs – Apartments — 0.3%
2,278	AvalonBay Communities, Inc.	462,844

	REITs – Diversified — 0.8%
4,568	American Tower Corp.	933,928
1,003	Crown Castle International Corp.	130,741
4,191	Duke Realty Corp.	132,477
842	SBA Communications Corp.(a)	189,315
5,773	Weyerhaeuser Co.	152,061

		1,538,522

	REITs – Health Care — 0.1%
2,314	Welltower, Inc.	188,660

	REITs – Regional Malls — 0.1%
871	Simon Property Group, Inc.	139,151

	REITs – Shopping Centers — 0.0%
965	Regency Centers Corp.	64,404

	REITs – Storage — 0.2%
1,563	Public Storage	372,260

	Road & Rail — 0.3%
3,588	Union Pacific Corp.	606,767

	Semiconductors & Semiconductor Equipment — 1.8%
2,568	Analog Devices, Inc.	289,850
2,335	Broadcom, Inc.	672,153
19,741	Intel Corp.	945,001
1,827	Lam Research Corp.	343,184
1,948	NVIDIA Corp.	319,920
8,569	QUALCOMM, Inc.	651,844

		3,221,952

	Software — 4.6%
6,202	Adobe, Inc.(a)	1,827,419
1,652	ANSYS, Inc.(a)	338,363
32,382	Microsoft Corp.	4,337,893
1,570	Red Hat, Inc.(a)	294,783
9,722	salesforce.com, inc.(a)	1,475,119

		8,273,577

See accompanying notes to financial statements.

43  |

Portfolio of Investments – as of June 30, 2019 (Unaudited)

ASG Tactical U.S. Market Fund – (continued)

Shares	Description	Value (†)
	Specialty Retail — 1.2%
234	AutoZone, Inc.(a)	$257,276
4,422	Home Depot, Inc. (The)	919,643
4,409	Lowe’s Cos., Inc.	444,912
601	O’Reilly Automotive, Inc.(a)	221,961
6,020	TJX Cos., Inc. (The)	318,338

		2,162,130

	Technology Hardware, Storage & Peripherals — 1.5%
13,769	Apple, Inc.	2,725,160

	Textiles, Apparel & Luxury Goods — 0.4%
5,717	NIKE, Inc., Class B	479,942
2,073	VF Corp.	181,077

		661,019

	Tobacco — 0.0%
1	Philip Morris International, Inc.	79

	Total Common Stocks (Identified Cost $63,754,818)	88,932,150

Exchange-Traded Funds — 9.8%
60,874	SPDR® S&P 500® ETF Trust (Identified Cost $17,499,295)	17,836,082

Principal Amount
Short-Term Investments — 39.8%
	Certificates of Deposit — 26.2%
$2,000,000	National Bank of Kuwait (NY), 2.530%, 7/01/2019	2,000,018
4,000,000	Credit Agricole Corporate & Investment Bank (NY), 2.340%, 7/02/2019	3,999,991
1,000,000	Sumitomo Mitsui Trust Bank (NY), 3-month LIBOR + 0.200%, 2.792%, 7/09/2019(b)(c)	1,000,032
2,000,000	Royal Bank of Canada (NY), 3-month LIBOR + 0.130%, 2.714%, 7/10/2019(b)(c)	2,000,056
1,000,000	Credit Industriel et Commercial (NY), 2.530%, 7/18/2019	1,000,090
1,000,000	Sumitomo Mitsui Trust Bank (NY), 2.600%, 7/18/2019	1,000,111
2,000,000	Landesbank Hessen (NY), 2.540%, 7/23/2019	2,000,199
1,000,000	Oversea-Chinese Banking Corp. Ltd. (NY), 2.530%, 7/26/2019	1,000,096
2,000,000	Swedbank (NY), 2.550%, 8/12/2019	2,000,480
2,000,000	Mitsubishi UFJ Trust & Banking Corp. (NY), 2.530%, 8/22/2019	2,000,471
1,500,000	DNB Bank ASA (NY), 2.470%, 8/29/2019	1,500,454
1,000,000	DNB Bank ASA (NY), 2.320%, 9/19/2019	1,000,100
4,000,000	Mizuho Bank Ltd. (NY), 2.320%, 9/19/2019	4,000,370
4,000,000	Bank of Montreal (IL), 3-month LIBOR + 0.110%, 2.712%, 10/04/2019(b)(c)	4,001,139
2,000,000	Commonwealth Bank of Australia (NY), 1-month LIBOR + 0.320%, 2.751%, 10/04/2019(b)(c)	2,001,647
2,000,000	State Street Bank & Trust, 1-month LIBOR + 0.100%, 2.519%, 10/07/2019(b)(c)	2,000,433
3,000,000	National Bank of Canada (NY), 1-month LIBOR + 0.100%, 2.512%, 10/10/2019(b)(c)	3,000,615

See accompanying notes to financial statements.

|  44

Portfolio of Investments – as of June 30, 2019 (Unaudited)

ASG Tactical U.S. Market Fund – (continued)

Principal Amount	Description	Value (†)
	Certificates of Deposit — continued
$2,000,000	Svenska Handelsbanken (NY), 2.275%, 10/16/2019	$2,000,058
2,000,000	Norinchukin Bank (NY), 2.540%, 11/15/2019(c)	2,001,872
1,000,000	Svenska Handelsbanken (NY), 1-month LIBOR + 0.080%, 2.462%, 11/18/2019(b)(c)	1,000,045
2,000,000	Nordea Bank ABP (NY), 2.280%, 12/11/2019	1,999,859
2,000,000	Oversea-Chinese Banking Corp. Ltd. (NY), 2.250%, 12/13/2019	1,999,888
2,000,000	National Australia Bank, 1-month LIBOR + 0.150%, 2.533%, 5/20/2020(b)(c)	1,999,926
1,000,000	Royal Bank of Canada (NY), 1-month LIBOR + 0.180%, 2.593%, 6/12/2020(b)	999,871

		47,507,821

	Time Deposits — 8.8%
7,500,000	Skandinaviska Enskilda Banken (NY), 2.310%, 7/01/2019(d)	7,500,000
8,500,000	Canadian Imperial Bank of Commerce, 2.330%, 7/01/2019	8,500,000

		16,000,000

	Commercial Paper — 2.2%
1,500,000	Cofco Capital Corp., (Credit Support: Australian & New Zealand Banking Group Ltd.), 2.485%, 7/03/2019(e)	1,499,494
2,500,000	Cofco Capital Corp., (Credit Support: Australian & New Zealand Banking Group Ltd.), 2.455%, 7/24/2019(e)	2,495,639

		3,995,133

	Treasuries — 1.5%
2,600,000	U.S. Treasury Bills, 2.235%-2.365%, 7/11/2019(e)(f)(g)	2,598,608

	Other Notes — 1.1%
2,000,000	Bank of America NA, 2.620%, 8/12/2019(d)	2,001,063

	Total Short-Term Investments (Identified Cost $72,094,324)	72,102,625

	Total Investments — 98.6% (Identified Cost $153,348,437)	178,870,857
	Other assets less liabilities — 1.4%	2,597,037

	Net Assets — 100.0%	$181,467,894

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.
(b)	Variable rate security. Rate as of June 30, 2019 is disclosed.
(c)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(d)	Variable rate security. The interest rate adjusts periodically based on changes in current interest rates. Rate as of June 30, 2019 is disclosed.
(e)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(f)	The Fund’s investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.
(g)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.

See accompanying notes to financial statements.

45  |

Portfolio of Investments – as of June 30, 2019 (Unaudited)

ASG Tactical U.S. Market Fund – (continued)

ETF	Exchange-Traded Fund
LIBOR	London Interbank Offered Rate
REITs	Real Estate Investment Trusts

At June 30, 2019, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500®	9/20/2019	490	$70,682,500	$72,132,900	$1,450,400

Industry Summary at June 30, 2019 (Unaudited)

Software	4.6%
Pharmaceuticals	2.7
Oil, Gas & Consumable Fuels	2.4
Internet & Direct Marketing Retail	2.1
Banks	2.1
Interactive Media & Services	2.0
Other Investments, less than 2% each	33.1
Short-Term Investments	39.8
Exchange-Traded Funds	9.8

Total Investments	98.6
Other assets less liabilities (including futures contracts)	1.4

Net Assets	100.0%

See accompanying notes to financial statements.

|  46

Statements of Assets and Liabilities

June 30, 2019 (Unaudited)

	ASG Dynamic Allocation Fund	ASG Global Alternatives Fund (Consolidated*)	ASG Managed Futures Strategy Fund (Consolidated*)
ASSETS
Investments at cost	$39,447,830	$1,086,325,010	$1,598,317,514
Net unrealized appreciation	1,416,222	12,774,274	297,904

Investments at value	40,864,052	1,099,099,284	1,598,615,418
Cash	253,819	7,899,374	9,768,608
Due from brokers (including variation margin on futures contracts) (Note 2)	273,949	18,294,508	81,230,551
Receivable for Fund shares sold	72,459	1,918,383	2,991,579
Receivable for securities sold	—	684,132	—
Dividends and interest receivable	77,427	2,615,630	4,706,952
Unrealized appreciation on forward foreign currency contracts (Note 2)	—	532,874	2,535,044
Unrealized appreciation on futures contracts (Note 2)	716,768	26,713,430	109,854,821
Prepaid expenses (Note 8)	5	139	217

TOTAL ASSETS	42,258,479	1,157,757,754	1,809,703,190

LIABILITIES
Payable for securities purchased	—	7,934,394	—
Payable for Fund shares redeemed	36,434	1,010,451	3,774,765
Unrealized depreciation on forward foreign currency contracts (Note 2)	—	433,305	15,074,763
Due to brokers (including variation margin on futures contracts) (Note 2)	416,817	14,187,651	31,065,219
Unrealized depreciation on futures contracts (Note 2)	—	7,759,276	23,762,179
Management fees payable (Note 6)	10,182	1,058,456	1,653,202
Deferred Trustees’ fees (Note 6)	20,198	228,010	204,620
Administrative fees payable (Note 6)	1,465	49,610	100,182
Payable to distributor (Note 6d)	695	5,626	23,593
Other accounts payable and accrued expenses	47,587	160,863	462,795

TOTAL LIABILITIES	533,378	32,827,642	76,121,318

NET ASSETS	$41,725,101	$1,124,930,112	$1,733,581,872

NET ASSETS CONSIST OF:
Paid-in capital	$41,008,443	$1,213,953,580	$1,958,101,831
Accumulated earnings (loss)	716,658	(89,023,468)	(224,519,959)

NET ASSETS	$41,725,101	$1,124,930,112	$1,733,581,872

See accompanying notes to financial statements.

47  |

Statements of Assets and Liabilities (continued)

June 30, 2019 (Unaudited)

	ASG Dynamic Allocation Fund	ASG Global Alternatives Fund (Consolidated*)	ASG Managed Futures Strategy Fund (Consolidated*)
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$387,938	$27,445,093	$250,998,200

Shares of beneficial interest	36,867	2,513,976	26,309,654

Net asset value and redemption price per share	$10.52	$10.92	$9.54

Offering price per share (100/94.25 of net asset value) (Note 1)	$11.16	$11.59	$10.12

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$25,001	$13,227,725	$24,802,616

Shares of beneficial interest	2,396	1,298,547	2,749,582

Net asset value and offering price per share	$10.43	$10.19	$9.02

Class N shares:
Net assets	$—	$261,006	$105,155,609

Shares of beneficial interest	—	23,518	10,878,450

Net asset value, offering and redemption price per share	$—	$11.10	$9.67

Class Y shares:
Net assets	$41,312,162	$1,083,996,288	$1,352,625,447

Shares of beneficial interest	3,913,323	97,583,931	140,242,969

Net asset value, offering and redemption price per share	$10.56	$11.11	$9.64

*	See Notes 1 and 2 of the Notes to Financial Statements.

See accompanying notes to financial statements.

|  48

Statements of Assets and Liabilities (continued)

June 30, 2019 (Unaudited)

ASG Tactical U.S. Market Fund
ASSETS
Investments at cost	$153,348,437
Net unrealized appreciation	25,522,420

Investments at value	178,870,857
Cash	595,909
Receivable for Fund shares sold	777,737
Dividends and interest receivable	337,199
Unrealized appreciation on futures contracts (Note 2)	1,450,400
Prepaid expenses (Note 8)	18

TOTAL ASSETS	182,032,120

LIABILITIES
Payable for Fund shares redeemed	154,273
Due to brokers (including variation margin on futures contracts) (Note 2)	197,086
Management fees payable (Note 6)	110,793
Deferred Trustees’ fees (Note 6)	46,148
Administrative fees payable (Note 6)	6,219
Payable to distributor (Note 6d)	1,660
Other accounts payable and accrued expenses	48,047

TOTAL LIABILITIES	564,226

NET ASSETS	$181,467,894

NET ASSETS CONSIST OF:
Paid-in capital	$162,867,927
Accumulated earnings	18,599,967

NET ASSETS	$181,467,894

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$22,878,114

Shares of beneficial interest	1,560,564

Net asset value and redemption price per share	$14.66

Offering price per share (100/94.25 of net asset value) (Note 1)	$15.55

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$3,016,491

Shares of beneficial interest	212,777

Net asset value and offering price per share	$14.18

Class Y shares:
Net assets	$155,573,289

Shares of beneficial interest	10,571,663

Net asset value, offering and redemption price per share	$14.72

See accompanying notes to financial statements.

49  |

Statements of Operations

For the Six Months Ended June 30, 2019 (Unaudited)

	ASG Dynamic Allocation Fund	ASG Global Alternatives Fund (Consolidated*)	ASG Managed Futures Strategy Fund (Consolidated*)
INVESTMENT INCOME
Interest	$278,303	$11,927,019	$22,577,000
Dividends	234,738	3,864,002	—
Less net foreign taxes withheld	—	(3,794)	—

	513,041	15,787,227	22,577,000

Expenses
Management fees (Note 6)	139,770	6,768,651	11,666,805
Service and distribution fees (Note 6)	532	111,655	365,507
Administrative fees (Note 6)	8,870	304,364	507,174
Trustees’ and directors’ fees and expenses (Note 6)	10,059	41,033	50,782
Transfer agent fees and expenses (Notes 6 and 7)	32,146	388,018	1,435,635
Audit and tax services fees	29,781	44,241	38,054
Custodian fees and expenses	5,554	54,250	195,844
Legal fees (Note 8)	675	20,613	31,188
Registration fees	19,606	40,462	103,834
Shareholder reporting expenses	5,101	29,046	89,845
Miscellaneous expenses (Note 8)	15,230	36,937	53,932

Total expenses	267,324	7,839,270	14,538,600
Less waiver and/or expense reimbursement (Note 6)	(87,089)	(138,686)	(674,189)

Net expenses	180,235	7,700,584	13,864,411

Net investment income	332,806	8,086,643	8,712,589

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS, SWAP AGREEMENTS, FORWARD FOREIGN CURRENCY CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investments	309,435	3,704,391	1,375
Futures contracts	788,732	7,765,853	81,248,572
Swap agreements	—	(33,368)	—
Forward foreign currency contracts (Note 2e)	—	(220,021)	(67,650)
Foreign currency transactions (Note 2d)	(8,450)	(219,027)	(180,236)
Net change in unrealized appreciation (depreciation) on:
Investments	1,332,745	28,449,014	334,003
Futures contracts	592,700	31,508,131	29,982,674
Forward foreign currency contracts (Note 2e)	—	(1,231,826)	(10,202,028)
Foreign currency translations (Note 2d)	4,532	171,637	60,019

Net realized and unrealized gain on investments, futures contracts, swap agreements, forward foreign currency contracts and foreign currency transactions	3,019,694	69,894,784	101,176,729

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,352,500	$77,981,427	$109,889,318

*	See Notes 1 and 2 of the Notes to Financial Statements.

See accompanying notes to financial statements.

|  50

Statements of Operations (continued)

For the Six Months Ended June 30, 2019 (Unaudited)

ASG Tactical U.S. Market Fund
INVESTMENT INCOME
Interest	$759,280
Dividends	931,350

1,690,630

Expenses
Management fees (Note 6)	629,261
Service and distribution fees (Note 6)	40,340
Administrative fees (Note 6)	34,935
Trustees’ fees and expenses (Note 6)	12,452
Transfer agent fees and expenses (Notes 6 and 7)	81,794
Audit and tax services fees	21,476
Custodian fees and expenses	7,008
Legal fees (Note 8)	2,772
Registration fees	28,968
Shareholder reporting expenses	7,519
Miscellaneous expenses (Note 8)	15,359

Total expenses	881,884
Less waiver and/or expense reimbursement (Note 6)	(62,833)

Net expenses	819,051

Net investment income	871,579

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS
Net realized gain (loss) on:
Investments	734,799
Futures contracts	(2,512,622)
Net change in unrealized appreciation (depreciation) on:
Investments	14,468,237
Futures contracts	2,763,843

Net realized and unrealized gain on investments and futures contracts	15,454,257

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$16,325,836

See accompanying notes to financial statements.

51  |

Statements of Changes in Net Assets

	ASG Dynamic Allocation Fund		ASG Global Alternatives Fund (Consolidated*)
	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
FROM OPERATIONS:
Net investment income	$332,806	$585,078	$8,086,643	$11,637,317
Net realized gain (loss) on investments, futures contracts, swap agreements, forward foreign currency contracts and foreign currency transactions	1,089,717	(2,583,625)	10,997,828	(32,666,753)
Net change in unrealized appreciation (depreciation) on investments, futures contracts, forward foreign currency contracts and foreign currency translations	1,929,977	(1,953,716)	58,896,956	(55,650,812)

Net increase (decrease) in net assets resulting from operations	3,352,500	(3,952,263)	77,981,427	(76,680,248)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(371)	(8,397)	—	(360,700)
Class C	(14)	(1,104)	—	(34,318)
Class N	—	—	—	(202,207)
Class Y	(39,463)	(1,414,283)	—	(15,628,566)

Total distributions	(39,848)	(1,423,784)	—	(16,225,791)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 11)	120,816	3,947,444	(148,672,296)	(355,923,631)

Net increase (decrease) in net assets	3,433,468	(1,428,603)	(70,690,869)	(448,829,670)
NET ASSETS
Beginning of the period	38,291,633	39,720,236	1,195,620,981	1,644,450,651

End of the period	$41,725,101	$38,291,633	$1,124,930,112	$1,195,620,981

*	See Notes 1 and 2 of the Notes to Financial Statements.

See accompanying notes to financial statements.

|  52

Statements of Changes in Net Assets (continued)

	ASG Managed Futures Strategy Fund (Consolidated*)		ASG Tactical U.S. Market Fund
	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
FROM OPERATIONS:
Net investment income	$8,712,589	$13,799,562	$871,579	$1,372,784
Net realized gain (loss) on investments, futures contracts, forward foreign currency contracts and foreign currency transactions	81,002,061	(418,341,848)	(1,777,823)	(6,362,767)
Net change in unrealized appreciation (depreciation) on investments, futures contracts, forward foreign currency contracts and foreign currency translations	20,174,668	(6,536,453)	17,232,080	(4,602,653)

Net increase (decrease) in net assets resulting from operations	109,889,318	(411,078,739)	16,325,836	(9,592,636)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	—	(2,716,878)	—	(981,219)
Class C	—	(613,754)	—	(49,251)
Class N	—	(127,823)	—	—
Class Y	—	(34,974,523)	—	(3,351,345)

Total distributions	—	(38,432,978)	—	(4,381,815)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 11)	(444,643,641)	(938,960,031)	22,066,808	53,688,562

Net increase (decrease) in net assets	(334,754,323)	(1,388,471,748)	38,392,644	39,714,111
NET ASSETS
Beginning of the period	2,068,336,195	3,456,807,943	143,075,250	103,361,139

End of the period	$1,733,581,872	$2,068,336,195	$181,467,894	$143,075,250

*	See Notes 1 and 2 of the Notes to Financial Statements.

See accompanying notes to financial statements.

53  |

Financial Highlights

For a share outstanding throughout each period.

	ASG Dynamic Allocation Fund—Class A
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018	Year Ended December 31, 2017		Year Ended December 31, 2016		Period Ended December 31, 2015*
Net asset value, beginning of the period	$9.71		$11.10	$10.08		$9.86		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.07		0.14	0.10		0.03		0.01
Net realized and unrealized gain (loss)	0.75		(1.19)	1.99		0.21		(0.14)

Total from Investment Operations	0.82		(1.05)	2.09		0.24		(0.13)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.01)		(0.13)	(0.07)		(0.02)		(0.01)
Net realized capital gains	—		(0.21)	(1.00)		—		—

Total Distributions	(0.01)		(0.34)	(1.07)		(0.02)		(0.01)

Net asset value, end of the period	$10.52		$9.71	$11.10		$10.08		$9.86

Total return(b)(c)	8.45	%(d)	(9.61)%	20.79%		2.41%		(1.28	)%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$388		$323	$134		$29		$1
Net expenses(e)	1.15	%(f)	1.15%	1.17	%(g)	1.17	%(h)	1.15	%(f)
Gross expenses	1.59	%(f)	1.62%	1.74	%(g)	1.80	%(h)	3.96	%(f)
Net investment income	1.43	%(f)	1.31%	0.90%		0.31%		1.19	%(f)
Portfolio turnover rate	20%		46%	8%		115	%(i)	11%

*	From commencement of operations on November 30, 2015 through December 31, 2015.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.15% and the ratio of gross expenses would have been 1.72%.
(h)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.15% and the ratio of gross expenses would have been 1.78%.
(i)

The variation in the Fund’s turnover rate from 2015 to 2016 was primarily due to sales of equity securities in early 2016 in an effort to reduce risk. By mid-2016, in an effort to gain more exposure, the Fund returned to its normal investment strategy.

See accompanying notes to financial statements.

|  54

Financial Highlights (continued)

For a share outstanding throughout each period.

	ASG Dynamic Allocation Fund—Class C
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018		Year Ended December 31, 2017		Year Ended December 31, 2016		Period Ended December 31, 2015*
Net asset value, beginning of the period	$9.66		$10.99		$10.01		$9.85		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.04		0.04		(0.00	)(b)	(0.07)		(0.00	)(b)
Net realized and unrealized gain (loss)	0.74		(1.16)		1.99		0.23		(0.14)

Total from Investment Operations	0.78		(1.12)		1.99		0.16		(0.14)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.01)		(0.00	)(b)	(0.01)		(0.00	)(b)	(0.01)
Net realized capital gains	—		(0.21)		(1.00)		—		—

Total Distributions	(0.01)		(0.21)		(1.01)		(0.00)		(0.01)

Net asset value, end of the period	$10.43		$9.66		$10.99		$10.01		$9.85

Total return(c)(d)	8.08	%(e)	(10.30)%		19.92%		1.63%		(1.37	)%(e)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$25		$14		$15		$9		$8
Net expenses(f)	1.90	%(g)	1.90%		1.92	%(h)	1.91	%(i)	1.90	%(g)
Gross expenses	2.34	%(g)	2.34%		2.49	%(h)	2.51	%(i)	4.72	%(g)
Net investment income (loss)	0.81	%(g)	0.37%		(0.02)%		(0.75)%		(0.16	)%(g)
Portfolio turnover rate	20%		46%		8%		115	%(j)	11%

*	From commencement of operations on November 30, 2015 through December 31, 2015.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.90% and the ratio of gross expenses would have been 2.47%.
(i)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.90% and the ratio of gross expenses would have been 2.50%.
(j)

The variation in the Fund’s turnover rate from 2015 to 2016 was primarily due to sales of equity securities in early 2016 in an effort to reduce risk. By mid-2016, in an effort to gain more exposure, the Fund returned to its normal investment strategy.

See accompanying notes to financial statements.

55  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	ASG Dynamic Allocation Fund—Class Y
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018	Year Ended December 31, 2017		Year Ended December 31, 2016		Period Ended December 31, 2015*
Net asset value, beginning of the period	$9.73		$11.12	$10.09		$9.86		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.08		0.15	0.11		0.03		0.01
Net realized and unrealized gain (loss)	0.76		(1.18)	2.01		0.23		(0.14)

Total from Investment Operations	0.84		(1.03)	2.12		0.26		(0.13)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.01)		(0.15)	(0.09)		(0.03)		(0.01)
Net realized capital gains	—		(0.21)	(1.00)		—		—

Total Distributions	(0.01)		(0.36)	(1.09)		(0.03)		(0.01)

Net asset value, end of the period	$10.56		$9.73	$11.12		$10.09		$9.86

Total return(b)	8.64	%(c)	(9.39)%	21.19%		2.57%		(1.26	)%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$41,312		$37,955	$39,571		$22,334		$20,095
Net expenses(d)	0.90	%(e)	0.90%	0.92	%(f)	0.91	%(g)	0.90	%(e)
Gross expenses	1.34	%(e)	1.35%	1.50	%(f)	1.54	%(g)	3.72	%(e)
Net investment income	1.67	%(e)	1.41%	0.95%		0.32%		1.39	%(e)
Portfolio turnover rate	20%		46%	8%		115	%(h)	11%

*	From commencement of operations on November 30, 2015 through December 31, 2015.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.90% and the ratio of gross expenses would have been 1.48%.
(g)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.90% and the ratio of gross expenses would have been 1.53%.
(h)

The variation in the Fund’s turnover rate from 2015 to 2016 was primarily due to sales of equity securities in early 2016 in an effort to reduce risk. By mid-2016, in an effort to gain more exposure, the Fund returned to its normal investment strategy.

See accompanying notes to financial statements.

|  56

Financial Highlights (continued)

For a share outstanding throughout each period.

	ASG Global Alternatives Fund (Consolidated*)—Class A
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018		Year Ended December 31, 2017		Year Ended December 31, 2016		Year Ended December 31, 2015		Year Ended December 31, 2014
Net asset value, beginning of the period	$10.24		$11.04		$10.02		$10.48		$11.12		$11.33

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.06		0.06		(0.03)		(0.09)		(0.14)		(0.15)
Net realized and unrealized gain (loss)	0.62		(0.75)		1.10		(0.37)		(0.12)		0.53

Total from Investment Operations	0.68		(0.69)		1.07		(0.46)		(0.26)		0.38

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.11)		(0.05)		—		—		—
Net realized capital gains	—		—		—		—		(0.38)		(0.59)

Total Distributions	—		(0.11)		(0.05)		—		(0.38)		(0.59)

Net asset value, end of the period	$10.92		$10.24		$11.04		$10.02		$10.48		$11.12

Total return(b)	6.74	%(c)(d)	(6.35	)%(d)	10.66%		(4.39)%		(2.69)%		3.53%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$27,445		$33,649		$49,904		$76,207		$224,951		$150,462
Net expenses	1.54	%(e)(f)	1.54	%(f)	1.57	%(g)(h)	1.56	%(i)	1.53	%(j)	1.55	%(k)
Gross expenses	1.56	%(e)	1.55%		1.57	%(h)	1.56	%(i)	1.53	%(j)	1.55	%(k)
Net investment income (loss)	1.14	%(e)	0.58%		(0.26)%		(0.93)%		(1.27)%		(1.34)%
Portfolio turnover rate(l)	50%		59%		—%		—%		—%		—%

*	See Notes 1 and 2 of the Notes to Financial Statements.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Periods less than one year are not annualized.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Computed on an annualized basis for periods less than one year.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Effective July 1, 2017, the expense limit decreased from 1.60% to 1.54%.
(h)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.55% and the ratio of gross expenses would have been 1.56%.
(i)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.54% and the ratio of gross expenses would have been 1.54%.
(j)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.52% and the ratio of gross expenses would have been 1.52%.
(k)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.53% and the ratio of gross expenses would have been 1.53%.
(l)	Prior to 2018, the portfolio turnover rate was not reported due to the short term nature of the portfolio of investments.

See accompanying notes to financial statements.

57  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	ASG Global Alternatives Fund (Consolidated*)—Class C
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018		Year Ended December 31, 2017		Year Ended December 31, 2016		Year Ended December 31, 2015		Year Ended December 31, 2014
Net asset value, beginning of the period	$9.59		$10.33		$9.40		$9.91		$10.61		$10.92

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.02		(0.02)		(0.10)		(0.15)		(0.21)		(0.22)
Net realized and unrealized gain (loss)	0.58		(0.70)		1.03		(0.36)		(0.11)		0.50

Total from Investment Operations	0.60		(0.72)		0.93		(0.51)		(0.32)		0.28

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.02)		—		—		—		—
Net realized capital gains	—		—		—		—		(0.38)		(0.59)

Total Distributions	—		(0.02)		—		—		(0.38)		(0.59)

Net asset value, end of the period	$10.19		$9.59		$10.33		$9.40		$9.91		$10.61

Total return(b)	6.37	%(c)(d)	(7.09	)%(d)	9.89%		(5.15)%		(3.40)%		2.73%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$13,228		$15,537		$24,521		$38,412		$95,885		$87,941
Net expenses	2.29	%(e)(f)	2.29	%(f)	2.32	%(g)(h)	2.31	%(i)	2.28	%(j)	2.31	%(k)
Gross expenses	2.31	%(e)	2.30%		2.32	%(h)	2.31	%(i)	2.28	%(j)	2.31	%(k)
Net investment income (loss)	0.38	%(e)	(0.17)%		(1.00)%		(1.68)%		(2.03)%		(2.10)%
Portfolio turnover rate(l)	50%		59%		—%		—%		—%		—%

*	See Notes 1 and 2 of the Notes to Financial Statements.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(c)	Periods less than one year are not annualized.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Computed on an annualized basis for periods less than one year.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Effective July 1, 2017, the expense limit decreased from 2.35% to 2.29%.
(h)	Includes interest expense. Without this expense the ratio of net expenses would have been 2.30% and the ratio of gross expenses would have been 2.31%.
(i)	Includes interest expense. Without this expense the ratio of net expenses would have been 2.29% and the ratio of gross expenses would have been 2.29%.
(j)	Includes interest expense. Without this expense the ratio of net expenses would have been 2.26% and the ratio of gross expenses would have been 2.26%.
(k)	Includes interest expense. Without this expense the ratio of net expenses would have been 2.28% and the ratio of gross expenses would have been 2.28%.
(l)	Prior to 2018, the portfolio turnover rate was not reported due to the short term nature of the portfolio of investments.

See accompanying notes to financial statements.

|  58

Financial Highlights (continued)

For a share outstanding throughout each period.

	ASG Global Alternatives Fund (Consolidated*)—Class N
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018		Year Ended December 31, 2017		Year Ended December 31, 2016		Year Ended December 31, 2015		Year Ended December 31, 2014
Net asset value, beginning of the period	$10.40		$11.22		$10.19		$10.63		$11.24		$11.42

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.08		0.10		0.01		(0.06)		(0.11)		(0.12)
Net realized and unrealized gain (loss)	0.62		(0.77)		1.11		(0.38)		(0.12)		0.53

Total from Investment Operations	0.70		(0.67)		1.12		(0.44)		(0.23)		0.41

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.15)		(0.09)		—		—		—
Net realized capital gains	—		—		—		—		(0.38)		(0.59)

Total Distributions	—		(0.15)		(0.09)		—		(0.38)		(0.59)

Net asset value, end of the period	$11.10		$10.40		$11.22		$10.19		$10.63		$11.24

Total return	6.93	%(b)(c)	(6.08	)%(c)	10.98%		(4.05)%		(2.48)%		3.77	%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$261		$14,377		$10,376		$9,639		$10,476		$1
Net expenses	1.24	%(d)(e)	1.24	%(e)	1.26	%(f)(g)	1.24	%(h)	1.23	%(i)	1.27	%(e)(j)
Gross expenses	1.25	%(d)	1.25%		1.26	%(g)	1.24	%(h)	1.23	%(i)	7.42	%(j)
Net investment income (loss)	1.43	%(d)	0.94%		0.09%		(0.56)%		(0.97)%		(1.07)%
Portfolio turnover rate(k)	50%		59%		—%		—%		—%		—%

*	See Notes 1 and 2 of the Notes to Financial Statements.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Computed on an annualized basis for periods less than one year.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Effective July 1, 2017, the expense limit decreased from 1.30% to 1.24%.
(g)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.24% and the ratio of gross expenses would have been 1.24%.
(h)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.22% and the ratio of gross expenses would have been 1.22%.
(i)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.21% and the ratio of gross expenses would have been 1.21%.
(j)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.25% and the ratio of gross expenses would have been 7.40%.
(k)	Prior to 2018, the portfolio turnover rate was not reported due to the short term nature of the portfolio of investments.

See accompanying notes to financial statements.

59  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	ASG Global Alternatives Fund (Consolidated*)—Class Y
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018		Year Ended December 31, 2017		Year Ended December 31, 2016		Year Ended December 31, 2015		Year Ended December 31, 2014
Net asset value, beginning of the period	$10.40		$11.22		$10.19		$10.64		$11.25		$11.43

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.07		0.09		0.00	(b)	(0.07)		(0.12)		(0.12)
Net realized and unrealized gain (loss)	0.64		(0.77)		1.11		(0.38)		(0.11)		0.53

Total from Investment Operations	0.71		(0.68)		1.11		(0.45)		(0.23)		0.41

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.14)		(0.08)		—		—		—
Net realized capital gains	—		—		—		—		(0.38)		(0.59)

Total Distributions	—		(0.14)		(0.08)		—		(0.38)		(0.59)

Net asset value, end of the period	$11.11		$10.40		$11.22		$10.19		$10.64		$11.25

Total return	6.83	%(c)(d)	(6.04	)%(d)	10.93%		(4.23)%		(2.38)%		3.77%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1,083,996		$1,132,058		$1,559,650		$1,504,641		$3,344,101		$2,786,510
Net expenses	1.29	%(e)(f)	1.29	%(f)	1.32	%(g)(h)	1.31	%(i)	1.28	%(j)	1.31	%(i)
Gross expenses	1.31	%(e)	1.30%		1.32	%(h)	1.31	%(i)	1.28	%(j)	1.31	%(i)
Net investment income (loss)	1.39	%(e)	0.85%		0.02%		(0.67)%		(1.03)%		(1.10)%
Portfolio turnover rate(k)	50%		59%		—%		—%		—%		—%

*	See Notes 1 and 2 of the Notes to Financial Statements.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Periods less than one year are not annualized.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Computed on an annualized basis for periods less than one year.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Effective July 1, 2017, the expense limit decreased from 1.35% to 1.29%.
(h)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.30% and the ratio of gross expenses would have been 1.31%.
(i)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.29% and the ratio of gross expenses would have been 1.29%.
(j)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.26% and the ratio of gross expenses would have been 1.26%.
(k)	Prior to 2018, the portfolio turnover rate was not reported due to the short term nature of the portfolio of investments.

See accompanying notes to financial statements.

|  60

Financial Highlights (continued)

For a share outstanding throughout each period.

	ASG Managed Futures Strategy Fund (Consolidated*)—Class A
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018	Year Ended December 31, 2017		Year Ended December 31, 2016		Year Ended December 31, 2015		Year Ended December 31, 2014
Net asset value, beginning of the period	$8.97		$10.38	$9.78		$10.37		$10.98		$10.25

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.03		0.02	(0.06)		(0.12)		(0.16)		(0.16)
Net realized and unrealized gain (loss)	0.54		(1.31)	0.66		(0.47)		0.06	(b)	2.37

Total from Investment Operations	0.57		(1.29)	0.60		(0.59)		(0.10)		2.21

LESS DISTRIBUTIONS FROM:
Net investment income	—		—	—		—		(0.22)		(0.29)
Net realized capital gains	—		(0.12)	—		—		(0.29)		(1.19)

Total Distributions	—		(0.12)	—		—		(0.51)		(1.48)

Net asset value, end of the period	$9.54		$8.97	$10.38		$9.78		$10.37		$10.98

Total return(c)	6.35	%(d)(e)	(12.55)%	6.13%		(5.69	)%(d)	(1.38)%		21.76	%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$250,998		$133,996	$299,505		$463,235		$486,160		$137,991
Net expenses	1.70	%(f)(g)	1.70%	1.75	%(h)(i)	1.74	%(f)(j)	1.73	%(h)(k)	1.72	%(f)(l)
Gross expenses	1.79	%(g)	1.70%	1.75	%(h)(i)	1.75	%(j)	1.73	%(h)(k)	1.76	%(l)
Net investment income (loss)	0.71	%(g)	0.21%	(0.61)%		(1.11)%		(1.48)%		(1.53)%
Portfolio turnover rate(m)	—%		—%	—%		—%		—%		—%

*	See Notes 1 and 2 of the Notes to Financial Statements.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)

The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(c)	A sales charge for Class A shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.70% and the ratio of gross expenses would have been 1.70%.
(i)	Includes fee/expense recovery of 0.01%.
(j)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.70% and the ratio of gross expenses would have been 1.71%.
(k)	Includes fee/expense recovery of less than 0.01%.
(l)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.70% and the ratio of gross expenses would have been 1.74%.
(m)	Due to the short-term nature of the portfolio of investments there is no portfolio turnover calculation.

See accompanying notes to financial statements.

61  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	ASG Managed Futures Strategy Fund (Consolidated*)—Class C
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018	Year Ended December 31, 2017		Year Ended December 31, 2016		Year Ended December 31, 2015		Year Ended December 31, 2014
Net asset value, beginning of the period	$8.51		$9.93	$9.42		$10.07		$10.69		$10.03

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.00	)(b)	(0.05)	(0.13)		(0.19)		(0.24)		(0.24)
Net realized and unrealized gain (loss)	0.51		(1.25)	0.64		(0.46)		0.05	(c)	2.32

Total from Investment Operations	0.51		(1.30)	0.51		(0.65)		(0.19)		2.08

LESS DISTRIBUTIONS FROM:
Net investment income	—		—	—		—		(0.14)		(0.23)
Net realized capital gains	—		(0.12)	—		—		(0.29)		(1.19)

Total Distributions	—		(0.12)	—		—		(0.43)		(1.42)

Net asset value, end of the period	$9.02		$8.51	$9.93		$9.42		$10.07		$10.69

Total return(d)	5.99	%(e)(f)	(13.22)%	5.41%		(6.45	)%(e)	(2.23)%		21.01	%(e)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$24,803		$29,421	$53,661		$71,184		$67,479		$33,945
Net expenses	2.45	%(g)(h)	2.45%	2.50	%(i)(j)	2.49	%(h)(k)	2.48	%(i)(j)	2.47	%(h)(l)
Gross expenses	2.53	%(g)	2.45%	2.50	%(i)(j)	2.50	%(k)	2.48	%(i)(j)	2.51	%(l)
Net investment loss	(0.03	)%(g)	(0.52)%	(1.36)%		(1.86)%		(2.24)%		(2.28)%
Portfolio turnover rate(m)	—%		—%	—%		—%		—%		—%

*	See Notes 1 and 2 of the Notes to Financial Statements.
(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)

The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(d)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	Periods less than one year are not annualized.
(g)	Computed on an annualized basis for periods less than one year.
(h)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(i)	Includes interest expense. Without this expense the ratio of net expenses would have been 2.45% and the ratio of gross expenses would have been 2.45%.
(j)	Includes fee/expense recovery of 0.01%.
(k)	Includes interest expense. Without this expense the ratio of net expenses would have been 2.45% and the ratio of gross expenses would have been 2.46%.
(l)	Includes interest expense. Without this expense the ratio of net expenses would have been 2.45% and the ratio of gross expenses would have been 2.49%.
(m)	Due to the short-term nature of the portfolio of investments there is no portfolio turnover calculation.

See accompanying notes to financial statements.

|  62

Financial Highlights (continued)

For a share outstanding throughout each period.

	ASG Managed Futures Strategy Fund (Consolidated*)—Class N
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018	Period Ended December 31, 2017**
Net asset value, beginning of the period	$9.07		$10.46	$9.81

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.05		0.08	(0.01)
Net realized and unrealized gain (loss)	0.55		(1.35)	0.67

Total from Investment Operations	0.60		(1.27)	0.66

LESS DISTRIBUTIONS FROM:
Net investment income	—		—	(0.01)
Net realized capital gains	—		(0.12)	—

Total Distributions	—		(0.12)	(0.01)

Net asset value, end of the period	$9.67		$9.07	$10.46

Total return	6.62	%(b)	(12.26)%	6.76	%(b)(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$105,156		$67,957	$1,017
Net expenses	1.36	%(d)	1.36%	1.34	%(d)(e)(f)
Gross expenses	1.36	%(d)	1.36%	14.83	%(d)(f)
Net investment income (loss)	1.05	%(d)	0.83%	(0.17	)%(d)
Portfolio turnover rate(g)	—%		—%	—%

*	See Notes 1 and 2 of the Notes to Financial Statements.
**	From commencement of Class operations on May 1, 2017 through December 31, 2017.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Computed on an annualized basis for periods less than one year.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.29% and the ratio of gross expenses would have been 14.78%.
(g)	Due to the short-term nature of the portfolio of investments there is no portfolio turnover calculation.

See accompanying notes to financial statements.

63  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	ASG Managed Futures Strategy Fund (Consolidated*)—Class Y
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018	Year Ended December 31, 2017		Year Ended December 31, 2016		Year Ended December 31, 2015		Year Ended December 31, 2014
Net asset value, beginning of the period	$9.06		$10.46	$9.83		$10.40		$11.01		$10.26

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.04		0.05	(0.03)		(0.09)		(0.14)		(0.14)
Net realized and unrealized gain (loss)	0.54		(1.33)	0.67		(0.48)		0.05	(b)	2.40

Total from Investment Operations	0.58		(1.28)	0.64		(0.57)		(0.09)		2.26

LESS DISTRIBUTIONS FROM:
Net investment income	—		—	(0.01)		—		(0.23)		(0.32)
Net realized capital gains	—		(0.12)	—		—		(0.29)		(1.19)

Total Distributions	—		(0.12)	(0.01)		—		(0.52)		(1.51)

Net asset value, end of the period	$9.64		$9.06	$10.46		$9.83		$10.40		$11.01

Total return	6.51	%(c)(d)	(12.35)%	6.48%		(5.47	)%(d)	(1.22)%		22.21	%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1,352,625		$1,836,962	$3,102,626		$2,629,920		$2,133,620		$1,363,162
Net expenses	1.45	%(e)(f)	1.45%	1.50	%(g)(h)	1.49	%(f)(i)	1.48	%(g)(h)	1.47	%(f)(j)
Gross expenses	1.52	%(e)	1.45%	1.50	%(g)(h)	1.50	%(i)	1.48	%(g)(h)	1.51	%(j)
Net investment income (loss)	0.97	%(e)	0.49%	(0.34)%		(0.85)%		(1.24)%		(1.28)%
Portfolio turnover rate(k)	—%		—%	—%		—%		—%		—%

*	See Notes 1 and 2 of the Notes to Financial Statements.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)

The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(c)	Periods less than one year are not annualized.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Computed on an annualized basis for periods less than one year.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.45% and the ratio of gross expenses would have been 1.45%.
(h)	Includes fee/expense recovery of 0.01%.
(i)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.45% and the ratio of gross expenses would have been 1.46%.
(j)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.45% and the ratio of gross expenses would have been 1.49%.
(k)	Due to the short-term nature of the portfolio of investments there is no portfolio turnover calculation.

See accompanying notes to financial statements.

|  64

Financial Highlights (continued)

For a share outstanding throughout each period.

	ASG Tactical U.S. Market Fund— Class A
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018	Year Ended December 31, 2017		Year Ended December 31, 2016	Year Ended December 31, 2015		Year Ended December 31, 2014
Net asset value, beginning of the period	$13.23		$14.11	$11.83		$11.41	$11.85		$11.02

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.06		0.09	0.06		0.04	(0.00	)(b)	(0.01)
Net realized and unrealized gain (loss)	1.37		(0.63)	2.95		0.43	(0.35)		1.60

Total from Investment Operations	1.43		(0.54)	3.01		0.47	(0.35)		1.59

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.08)	(0.06)		(0.05)	—		—
Net realized capital gains	—		(0.26)	(0.67)		—	(0.09)		(0.76)

Total Distributions	—		(0.34)	(0.73)		(0.05)	(0.09)		(0.76)

Net asset value, end of the period	$14.66		$13.23	$14.11		$11.83	$11.41		$11.85

Total return(c)(d)	10.81	%(e)	(3.88)%	25.37%		4.09%	(3.00)%		14.69%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$22,878		$18,978	$16,292		$8,365	$9,360		$3,089
Net expenses(f)	1.24	%(g)	1.24%	1.24	%(h)	1.25%	1.32%		1.40%
Gross expenses	1.32	%(g)	1.32%	1.44%		1.40%	1.39%		1.57%
Net investment income (loss)	0.91	%(g)	0.64%	0.49%		0.36%	(0.03)%		(0.09)%
Portfolio turnover rate	29%		88%	18%		42%	149	%(i)	62%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A sales charge for Class A shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Effective July 1, 2017, the expense limit decreased from 1.25% to 1.24%.
(i)	The variation in the Fund’s turnover rate from 2014 to 2015 was primarily due to sales of equity securities to take advantage of opportunities to harvest tax losses.

See accompanying notes to financial statements.

65  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	ASG Tactical U.S. Market Fund—Class C
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018	Year Ended December 31, 2017		Year Ended December 31, 2016	Year Ended December 31, 2015		Year Ended December 31, 2014
Net asset value, beginning of the period	$12.84		$13.75	$11.59		$11.21	$11.73		$11.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.01		(0.01)	(0.04)		(0.05)	(0.09)		(0.10)
Net realized and unrealized gain (loss)	1.33		(0.60)	2.87		0.43	(0.34)		1.59

Total from Investment Operations	1.34		(0.61)	2.83		0.38	(0.43)		1.49

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.04)	(0.00	)(b)	—	—		—
Net realized capital gains	—		(0.26)	(0.67)		—	(0.09)		(0.76)

Total Distributions	—		(0.30)	(0.67)		—	(0.09)		(0.76)

Net asset value, end of the period	$14.18		$12.84	$13.75		$11.59	$11.21		$11.73

Total return(c)(d)	10.44	%(e)	(4.55)%	24.37%		3.39%	(3.79)%		13.88%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$3,016		$3,110	$2,190		$1,973	$2,202		$1,468
Net expenses(f)	1.99	%(g)	1.99%	2.00	%(h)	2.00%	2.07%		2.15%
Gross expenses	2.07	%(g)	2.07%	2.20%		2.15%	2.13%		2.33%
Net investment income (loss)	0.14	%(g)	(0.09)%	(0.28)%		(0.41)%	(0.79)%		(0.86)%
Portfolio turnover rate	29%		88%	18%		42%	149	%(i)	62%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Effective July 1, 2017, the expense limit decreased from 2.00% to 1.99%.
(i)	The variation in the Fund’s turnover rate from 2014 to 2015 was primarily due to sales of equity securities to take advantage of opportunities to harvest tax losses.

See accompanying notes to financial statements.

|  66

Financial Highlights (continued)

For a share outstanding throughout each period.

	ASG Tactical U.S. Market Fund—Class Y
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018	Year Ended December 31, 2017		Year Ended December 31, 2016	Year Ended December 31, 2015		Year Ended December 31, 2014
Net asset value, beginning of the period	$13.26		$14.17	$11.87		$11.45	$11.88		$11.03

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.08		0.13	0.10		0.07	0.02		0.01
Net realized and unrealized gain (loss)	1.38		(0.64)	2.96		0.44	(0.34)		1.61

Total from Investment Operations	1.46		(0.51)	3.06		0.51	(0.32)		1.62

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.14)	(0.09)		(0.09)	(0.02)		(0.01)
Net realized capital gains	—		(0.26)	(0.67)		—	(0.09)		(0.76)

Total Distributions	—		(0.40)	(0.76)		(0.09)	(0.11)		(0.77)

Net asset value, end of the period	$14.72		$13.26	$14.17		$11.87	$11.45		$11.88

Total return(b)	11.01	%(c)	(3.67)%	25.67%		4.41%	(2.74)%		14.92%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$155,573		$120,988	$84,880		$58,488	$89,126		$65,042
Net expenses(d)	0.99	%(e)	0.99%	0.99	%(f)	1.00%	1.07%		1.15%
Gross expenses	1.07	%(e)	1.07%	1.19%		1.15%	1.14%		1.32%
Net investment income	1.16	%(e)	0.90%	0.73%		0.58%	0.20%		0.10%
Portfolio turnover rate	29%		88%	18%		42%	149	%(g)	62%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Effective July 1, 2017, the expense limit decreased from 1.00% to 0.99%.
(g)	The variation in the Fund’s turnover rate from 2014 to 2015 was primarily due to sales of equity securities to take advantage of opportunities to harvest tax losses.

See accompanying notes to financial statements.

67  |

Notes to Financial Statements

June 30, 2019 (Unaudited)

1.  Organization.  Natixis Funds Trust II (the “Trust”) is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trust are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:

ASG Dynamic Allocation Fund (the “Dynamic Allocation Fund”)

ASG Global Alternatives Fund (the “Global Alternatives Fund”)

ASG Managed Futures Strategy Fund (the “Managed Futures Strategy Fund”)

ASG Tactical U.S. Market Fund (the “Tactical U.S. Market Fund”)

Each Fund is a diversified investment company, except for Dynamic Allocation Fund, which is a non-diversified investment company.

Each Fund offers Class A, Class C and Class Y shares. Global Alternatives Fund and Managed Futures Strategy Fund also offer Class N shares.

Class A shares are sold with a maximum front-end sales charge of 5.75%. Class C shares do not pay a front-end sales charge, pay higher Rule 12b-1 fees than Class A shares for ten years (at which point they automatically convert to Class A shares) and may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% if those shares are redeemed within one year of acquisition, except for reinvested distributions. Class N and Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class N shares are offered with an initial minimum investment of $1,000,000. Class Y shares are offered with an initial minimum investment of $100,000. Certain categories of investors are exempted from the minimum investment amounts for Class N and Class Y as outlined in the relevant Fund’s prospectus.

Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV and Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”) and Natixis ETF Trust. Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (such as the Rule 12b-1 fees applicable to Class A and Class C), and transfer agent fees are borne collectively for Class A, Class C, Class Y, and individually for Class N. In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of a Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

Global Alternatives Fund and Managed Futures Strategy Fund invest in commodity-related instruments through ASG Global Alternatives Cayman Fund Ltd. and ASG

|  68

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

Managed Futures Strategy Cayman Fund Ltd., wholly-owned subsidiaries (individually, a “Subsidiary” and collectively, the “Subsidiaries”) of Global Alternatives Fund and Managed Futures Strategy Fund, respectively, organized under the laws of the Cayman Islands. Subscription agreements were entered into between the Funds and their respective Subsidiaries with the intent that each Fund will remain the sole shareholder and primary beneficiary of its respective Subsidiary. The Subsidiaries are governed by a separate Board of Directors that is independent of the Funds’ Board of Trustees.

As of June 30, 2019, the value of each Fund’s investment in its respective Subsidiary was as follows:

Fund	Investment in Subsidiary	Percentage of Net Assets
Global Alternatives Fund	$23,394,681	2.08%
Managed Futures Strategy Fund	45,240,640	2.61%

2.  Significant Accounting Policies.  The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds’ financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds’ financial statements.

a.  Consolidation.  The accompanying financial statements of Global Alternatives Fund and Managed Futures Strategy Fund present the consolidated accounts of the Funds and their respective Subsidiaries. All interfund accounts and transactions have been eliminated in consolidation.

b.  Valuation.  Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Funds by an independent pricing service or bid prices obtained from broker-dealers. Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price

69  |

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service. Futures contracts are valued at the most recent settlement price on the exchange on which the adviser or subadviser believes that, over time, they are traded most extensively. Equity basket total return swaps are valued based on the value of the underlying listed equity securities as reported by an independent pricing service. If prices from an independent pricing service are not available, prices from a broker-dealer may be used.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Funds may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by a Fund.

|  70

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

As of June 30, 2019, futures contracts were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of the contracts, as follows:

	Notional Value	Unrealized Appreciation/ Depreciation*	Unrealized as a Percentage of Net Assets
Dynamic Allocation Fund	$6,415,258	$117,156	0.28%
Global Alternatives Fund	189,588,487	3,208,364	0.29%
Managed Futures Strategy Fund	461,699,369	5,932,394	0.34%

*	Amounts represent gross unrealized appreciation/(depreciation) at absolute value.

c.  Investment Transactions and Related Investment Income.  Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income (including income reinvested) and foreign withholding tax, if applicable, is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

d.  Foreign Currency Translation.  The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statements of Operations.

The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and

71  |

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities.

The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

e.  Forward Foreign Currency Contracts.  The Funds may enter into forward foreign currency contracts including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Funds’ investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized appreciation (depreciation) reflected in the Funds’ Statements of Assets and Liabilities. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency a Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. When a Fund enters into a forward foreign currency contract, it is required to pledge cash or high-quality securities equal to a percentage of the notional amount of the contract to the counterparty as an independent amount of collateral. The Funds may pledge additional collateral to the counterparty to the extent of mark-to-market losses on open contracts.

f.  Futures Contracts.  The Funds and the Subsidiaries may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular commodity, instrument or index for a specified price on a specified future date.

When a Fund or a Subsidiary enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by a Fund or the Subsidiary, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Gross unrealized appreciation (depreciation) on futures contracts is recorded in the Statements of Assets and Liabilities as an asset (liability). The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses). Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When a

|  72

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

Fund or a Subsidiary enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit a Fund’s or a Subsidiary’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities, commodities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Funds and the Subsidiaries are reduced; however, in the event that a counterparty enters into bankruptcy, a Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

g.  Swap Agreements.  Global Alternatives Fund may enter into equity basket total return swap agreements. An equity basket total return swap is an agreement between two parties to exchange, for a specified period and based on the notional amount, the total return on an underlying basket of equity securities for, typically, fixed or floating interest payments. When a fund pays interest in exchange for the total return of an underlying asset and the value of the underlying asset decreases, the fund may be required to pay the change in value to the counterparty in addition to the interest payment; conversely, when a fund receives interest in exchange for the total return of an underlying asset and the value of the underlying asset decreases, the fund may receive the change in value in addition to the interest payment. The Fund receives net interest or pays net total return depending on whether the values of the underlying assets decrease or increase. Dividends declared on short reference entity common stocks are accrued and paid to the counterparty. Equity basket total return swap agreements typically reset on a monthly basis.

The notional amounts of equity basket total return swap agreements are not recorded in the financial statements. Equity basket total return swap agreements are valued daily, and fluctuations in value are recorded as change in unrealized appreciation (depreciation) on swap agreements in the Consolidated Statement of Operations. Fees are accrued in accordance with the terms of the agreement and are included in due to/from brokers on the Consolidated Statement of Assets and Liabilities. Payments made or received by the Fund as a result of a reset or termination of the agreement are recorded as realized gain or loss on the Consolidated Statement of Operations.

Equity basket total return swap agreements are privately negotiated in the over-the-counter market and are entered into as bilateral contracts. Bilateral swap agreements are traded between counterparties and, as such, are subject to the risk that a party to the agreement will not be able to meet its obligations. Bilateral swap agreements may require the movement of cash and/or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts. The Fund covers its net obligations under outstanding equity basket total return swap agreements by segregating or earmarking cash or securities.

73  |

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

h.  Due to/from Brokers.  Transactions and positions in certain futures, forward foreign currency contracts and swap agreements are maintained and cleared by registered U.S. broker/dealers pursuant to customer agreements between the Funds or the Subsidiaries and the various broker/dealers. The due from brokers’ balances in the Statements of Assets and Liabilities for the Funds represent cash and foreign currency on deposit with brokers for open futures contracts and cash pledged as collateral for forward foreign currency contracts and swap agreements (including accrued interest receivable on equity basket total return swap agreements and net dividends payable on short reference entity common stocks). The due to brokers’ balances in the Statements of Assets and Liabilities for the Funds represent net cash and foreign currency debit balances related to futures contracts. In certain circumstances the Funds’ or Subsidiaries’ use of cash, and/or foreign currency held at brokers is restricted by regulation or broker mandated limits.

i.  Federal and Foreign Income Taxes.  The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of June 30, 2019 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts eligible to be reclaimed. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or will be filed are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable,

|  74

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.

j.  Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as net operating losses, foreign currency gains and losses, distribution re-designations, deferred Trustees’ fees and Cayman blocker adjustments. Permanent book and tax basis differences relating to shareholder distributions, net investment income and net realized gains will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, futures commissions, wash sales, return of capital distributions received, futures and forward foreign currency contract mark-to-market and Cayman blocker adjustments. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and net realized short-term capital gains are reported as distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended December 31, 2018 was as follows:

	2018 Distributions Paid From:
Fund	Ordinary Income	Long-Term Capital Gains	Total
Dynamic Allocation Fund	$1,126,149	$297,635	$1,423,784
Global Alternatives Fund	16,225,791	—	16,225,791
Managed Futures Strategy Fund	36,963,582	1,469,396	38,432,978
Tactical U.S. Market Fund	2,196,408	2,185,407	4,381,815

Distributions paid to shareholders from net investment income and net realized capital gains, based on accounting principles generally accepted in the United States of America, are consolidated and reported on the Statements of Changes in Net Assets as Distributions to Shareholders. Distributions paid to shareholders from net investment income and net realized capital gains expressed in per-share amounts, based on accounting principles generally accepted in the United States of America, are separately stated and reported within the Financial Highlights.

75  |

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

As of December 31, 2018, capital loss carryforwards and late-year ordinary and post-October capital loss deferrals were as follows:

	Dynamic Allocation Fund	Global Alternatives Fund	Managed Futures Strategy Fund	Tactical U.S. Market Fund
Capital loss carryforward:
Short-term:
No expiration date	$(1,488,695)	$(119,915,368)	$(229,192,727)	$(8,081,408)
Long-term:
No expiration date	(1,155,183)	(12,947,398)	(112,507,052)	(571,240)

Total capital loss carryforward	$(2,643,878)	$(132,862,766)	$(341,699,779)	$(8,652,648)

Late-year ordinary and post-October capital loss deferrals*	$—	$(5,255,855)	$(11,646,072)	$—

*

Under current tax law, capital losses, foreign currency losses, and losses on passive foreign investment companies and contingent payment debt instruments after October 31 or December 31, as applicable, may be deferred and treated as occurring on the first day of the following taxable year. Global Alternatives Fund and Managed Futures Strategy Fund have deferred foreign currency losses.

As of June 30, 2019, the tax cost of investments (including derivatives) and unrealized appreciation (depreciation) on a federal tax basis were as follows:

	Dynamic Allocation Fund	Global Alternatives Fund	Managed Futures Strategy Fund	Tactical U.S. Market Fund
Federal tax cost	$39,447,830	$1,086,325,010	$1,598,317,514	$153,348,437

Gross tax appreciation	$2,138,644	$45,939,954	$112,713,092	$27,023,768
Gross tax depreciation	(5,654)	(14,111,957)	(38,862,265)	(50,948)

Net tax appreciation	$2,132,990	$31,827,997	$73,850,827	$26,972,820

Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.

k.  Indemnifications.  Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

|  76

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

3.  Fair Value Measurements.  In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2019, at value:

Dynamic Allocation Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$20,512,933	$—	$—	$20,512,933
Short-Term Investments(a)	—	20,351,119	—	20,351,119
Futures Contracts (unrealized appreciation)	599,612	117,156	—	716,768

Total	$21,112,545	$20,468,275	$—	$41,580,820

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

77  |

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

For the six months ended June 30, 2019, there were no transfers among Levels 1, 2 and 3.

Global Alternatives Fund

Asset Valuation Inputs

Description	Level 1		Level 2	Level 3	Total
Common Stocks(a)	$229,569,591		$—	$—	$229,569,591
Exchange-Traded Funds	42,881,052		—	—	42,881,052
Closed-End Investment Companies	12,008,389		—	—	12,008,389
Short-Term Investments(a)	—		814,640,252	—	814,640,252
Equity Basket Total Return Swaps	—	(b)	—	—	—
Forward Foreign Currency Contracts (unrealized appreciation)	—		532,874	—	532,874
Futures Contracts (unrealized appreciation)	23,505,066		3,208,364	—	26,713,430

Total	$307,964,098		$818,381,490	$—	$1,126,345,588

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(433,305)	$—	$(433,305)
Futures Contracts (unrealized depreciation)	(7,759,276)	—	—	(7,759,276)

Total	$(7,759,276)	$(433,305)	$—	$(8,192,581)

(a)	Details of the major categories of the Fund’s investments are reflected within the Consolidated Portfolio of Investments.
(b)	Represents net unrealized appreciation (depreciation) of $0, as reflected within the Consolidated Portfolio of Investments.

|  78

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

For the six months ended June 30, 2019, there were no transfers among Levels 1, 2 and 3.

Managed Futures Strategy Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Short-Term Investments(a)	$—	$1,598,615,418	$—	$1,598,615,418
Forward Foreign Currency Contracts (unrealized appreciation)	—	2,535,044	—	2,535,044
Futures Contracts (unrealized appreciation)	104,298,990	5,555,831	—	109,854,821

Total	$104,298,990	$1,606,706,293	$—	$1,711,005,283

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(15,074,763)	$—	$(15,074,763)
Futures Contracts (unrealized depreciation)	(23,385,616)	(376,563)	—	(23,762,179)

Total	$(23,385,616)	$(15,451,326)	$—	$(38,836,942)

(a)	Details of the major categories of the Fund’s investments are reflected within the Consolidated Portfolio of Investments.

For the six months ended June 30, 2019, there were no transfers among Levels 1, 2 and 3.

Tactical U.S. Market Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$88,932,150	$—	$—	$88,932,150
Exchange-Traded Funds	17,836,082	—	—	17,836,082
Short-Term Investments(a)	—	72,102,625	—	72,102,625
Futures Contracts (unrealized appreciation)	1,450,400	—	—	1,450,400

Total	$108,218,632	$72,102,625	$—	$180,321,257

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

79  |

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

For the six months ended June 30, 2019, there were no transfers among Levels 1, 2 and 3.

4.  Derivatives.  Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Funds used during the period include forward foreign currency contracts, futures contracts and swap agreements.

Dynamic Allocation Fund tactically allocates its investments across a range of asset classes and global markets. The Fund will typically use a variety of derivative instruments, in particular long positions in futures and forward contracts, to achieve exposures to global equity and fixed income securities. The Fund may also hold short positions in derivatives for hedging and investment purposes. During the six months ended June 30, 2019, the Fund used long contracts on U.S. and foreign equity market indices and U.S. and foreign government bonds and short contracts on U.S. dollar index to gain investment exposures in accordance with its objectives.

Global Alternatives Fund seeks to achieve long and short exposure to global equity, bond, currency and commodity markets through a wide range of derivative instruments and direct investments. These investments are intended to provide the Fund with risk and return characteristics similar to those of a diversified portfolio of hedge funds. The Fund uses quantitative models to estimate the market exposures that drive the aggregate returns of a diverse set of hedge funds, and seeks to use a variety of derivative instruments to capture such exposures in the aggregate. The Fund may also use various strategies commonly used by hedge funds that seek to profit from underlying risk factors, such as merger arbitrage. Under normal market conditions, the Fund will make extensive use of derivative instruments, in particular futures and forward contracts on global equity and fixed income securities, securities indices, currencies, commodities and other instruments and equity basket total return swap agreements. During the six months ended June 30, 2019, the Fund used long and short contracts on U.S. and foreign government bonds, U.S. and foreign equity market indices, foreign currencies, commodities (through investments in the Subsidiary) and short-term interest rates and short contracts on equity basket total return swaps in accordance with these objectives.

Managed Futures Strategy Fund seeks to generate positive absolute returns over time. The Fund uses a set of proprietary quantitative models to identify price trends in equity, fixed income, currency and commodity instruments, and may have both short and long exposures within an asset class based on an analysis of asset price trends. Under normal market conditions, the Fund will make extensive use of derivative instruments, in particular futures and forward contracts, to capture the exposures suggested by its absolute return strategy while also adding value through volatility management. These market exposures, which are expected to change over time, may include exposures to global equity and fixed income securities, securities indices, currencies, commodities

|  80

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

and other instruments. During the six months ended June 30, 2019, the Fund used long and short contracts on U.S. and foreign equity market indices, foreign currencies, commodities (through investments in the Subsidiary) and long contracts on U.S. and foreign government bonds and short-term interest rates to capture the exposures suggested by the quantitative investment models.

Tactical U.S. Market Fund seeks long-term capital appreciation, with emphasis on the protection of capital during unfavorable market conditions. The Fund uses long futures contracts on U.S. equity indices to increase exposure to the U.S. equity market to up to 130% of the Fund’s total assets and short futures on U.S. equity indices to decrease exposure to the U.S. equity market to as low as 0% of the Fund’s total assets (to limit the effects of extreme market drawdowns). During the six months ended June 30, 2019, the Fund used long and short contracts on U.S. equity market indices to increase exposure to the U.S. equity market.

The following is a summary of derivative instruments for Dynamic Allocation Fund as of June 30, 2019, as reflected within the Statements of Assets and Liabilities:

Assets	Unrealized appreciation on futures contracts
Exchange-traded asset derivatives
Interest rate contracts	$381,270
Foreign exchange contracts	36,758
Equity contracts	298,740

Total exchange-traded asset derivatives	$716,768

Transactions in derivative instruments for Dynamic Allocation Fund during the six months ended June 30, 2019, as reflected within the Statements of Operations were as follows:

Net Realized Gain (Loss) on:	Futures contracts
Interest rate contracts	$934,641
Foreign exchange contracts	(36,785)
Equity contracts	(109,124)

Total	$788,732

Net Change in Unrealized Appreciation (Depreciation) on:	Futures contracts
Interest rate contracts	$176,705
Foreign exchange contracts	(55,042)
Equity contracts	471,037

Total	$592,700

81  |

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

The following is a summary of derivative instruments for Global Alternatives Fund as of June 30, 2019, as reflected within the Statements of Assets and Liabilities:

Assets	Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on futures contracts
Over-the-counter asset derivatives
Foreign exchange contracts	$532,874	$—

Exchange-traded asset derivatives
Interest rate contracts	$—	$12,385,185
Foreign exchange contracts	—	175,605
Commodity contracts	—	9,508,302
Equity contracts	—	4,644,338

Total exchange-traded asset derivatives	$—	$26,713,430

Total asset derivatives	$532,874	$26,713,430

Liabilities	Unrealized depreciation on forward foreign currency contracts	Unrealized depreciation on futures contracts	Swap agreements at value[1]
Over-the-counter liability derivatives
Foreign exchange contracts	$(433,305)	$—	$—
Equity contracts	—	—	(16,874,897)

Total over-the-counter liability derivatives	(433,305)	—	(16,874,897)

Exchange-traded liability derivatives
Interest rate contracts	$—	$(2,153,430)	$—
Foreign exchange contracts	—	(878,944)	—
Commodity contracts	—	(4,113,665)	—
Equity contracts	—	(613,237)	—

Total exchange-traded liability derivatives	$—	$(7,759,276)	$—

Total liability derivatives	$(433,305)	$(7,759,276)	$(16,874,897)

[1]	Represents swap agreements, at value. Market value of swap agreements is reported in the Consolidated Portfolio of Investments.

|  82

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

Transactions in derivative instruments for Global Alternatives Fund during the six months ended June 30, 2019, as reflected within the Statements of Operations were as follows:

Net Realized Gain (Loss) on:	Futures contracts	Forward foreign currency transactions	Swap agreements
Interest rate contracts	$18,834,650	$—	$—
Foreign exchange contracts	1,139,388	(220,021)	—
Commodity contracts	(19,751,396)	—	—
Equity contracts	7,543,211	—	(33,368)

Total	$7,765,853	$(220,021)	$(33,368)

Net Change in Unrealized Appreciation (Depreciation) on:	Futures contracts	Forward foreign currency transactions	Swap agreements
Interest rate contracts	$8,819,888	$—	$—
Foreign exchange contracts	1,920,890	(1,231,826)	—
Commodity contracts	11,204,085	—	—
Equity contracts	9,563,268	—	—

Total	$31,508,131	$(1,231,826)	$—

The following is a summary of derivative instruments for Managed Futures Strategy Fund as of June 30, 2019, as reflected within the Statements of Assets and Liabilities:

Assets	Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on futures contracts
Over-the-counter asset derivatives
Foreign exchange contracts	$2,535,044	$—

Exchange-traded asset derivatives
Interest rate contracts	$—	$93,124,076
Foreign exchange contracts	—	738,626
Commodity contracts	—	7,366,910
Equity contracts	—	8,625,209

Total exchange-traded asset derivatives	$—	$109,854,821

Total asset derivatives	$2,535,044	$109,854,821

83  |

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

Liabilities	Unrealized depreciation on forward foreign currency contracts	Unrealized depreciation on futures contracts
Over-the-counter liability derivatives
Foreign exchange contracts	$(15,074,763)	$—

Exchange-traded liability derivatives
Foreign exchange contracts	$—	$(1,820,785)
Commodity contracts	—	(21,215,471)
Equity contracts	—	(725,923)

Total exchange-traded liability derivatives	$—	$(23,762,179)

Total liability derivatives	$(15,074,763)	$(23,762,179)

Transactions in derivative instruments for Managed Futures Strategy Fund during the six months ended June 30, 2019, as reflected within the Statements of Operations were as follows:

Net Realized Gain (Loss) on:	Futures contracts	Forward foreign currency transactions
Interest rate contracts	$172,996,834	$—
Foreign exchange contracts	(5,498,860)	(67,650)
Commodity contracts	(54,345,561)	—
Equity contracts	(31,903,841)	—

Total	$81,248,572	$(67,650)

Net Change in Unrealized Appreciation (Depreciation) on:	Futures contracts	Forward foreign currency transactions
Interest rate contracts	$66,048,251	$—
Foreign exchange contracts	(2,370,166)	(10,202,028)
Commodity contracts	(28,471,678)	—
Equity contracts	(5,223,733)	—

Total	$29,982,674	$(10,202,028)

The following is a summary of derivative instruments for Tactical U.S. Market Fund as of June 30, 2019, as reflected within the Statements of Assets and Liabilities:

Assets	Unrealized appreciation on futures contracts
Exchange-traded asset derivatives
Equity contracts	$1,450,400

|  84

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

Transactions in derivative instruments for Tactical U.S. Market Fund during the six months ended June 30, 2019, as reflected within the Statements of Operations were as follows:

Net Realized Gain (Loss) on:	Futures contracts
Equity contracts	$(2,512,622)

Net Change in Unrealized Appreciation (Depreciation) on:	Futures contracts
Equity contracts	$2,763,843

The volume of forward foreign currency contract, futures contract and swap agreement activity, as a percentage of net assets, based on gross month-end notional amounts outstanding during the period, including long and short positions at absolute value, was as follows for the six months ended June 30, 2019:

Dynamic Allocation Fund	Futures
Average Notional Amount Outstanding	90.02%
Highest Notional Amount Outstanding	109.98%
Lowest Notional Amount Outstanding	70.64%
Notional Amount Outstanding as of June 30, 2019	108.25%

Global Alternatives Fund	Forwards	Futures	Total Return Swaps
Average Notional Amount Outstanding	15.99%	216.38%	0.37%
Highest Notional Amount Outstanding	31.44%	252.43%	1.50%
Lowest Notional Amount Outstanding	7.18%	190.02%	0.00%
Notional Amount Outstanding as of June 30, 2019	7.18%	211.35%	1.50%

Managed Futures Strategy Fund	Forwards	Futures
Average Notional Amount Outstanding	106.65%	705.99%
Highest Notional Amount Outstanding	170.50%	848.08%
Lowest Notional Amount Outstanding	80.78%	497.26%
Notional Amount Outstanding as of June 30, 2019	102.44%	815.91%

Tactical U.S. Market Fund	Futures
Average Notional Amount Outstanding	24.06%
Highest Notional Amount Outstanding	39.75%
Lowest Notional Amount Outstanding	9.87%
Notional Amount Outstanding as of June 30, 2019	39.75%

Notional amounts outstanding at the end of the prior period, if applicable, are included in the average notional amount outstanding.

85  |

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

Unrealized gain and/or loss on open forwards, futures and swaps is recorded in the Statements of Assets and Liabilities. The aggregate notional values of forward, futures and swap contracts are not recorded in the Statements of Assets and Liabilities, and therefore are not included in the Funds’ net assets.

Over-the-counter derivatives, including forward foreign currency contracts and swap agreements, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Funds and their counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by a Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Funds and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Funds or the counterparty. The Funds’ ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the NAV of a Fund declines beyond a certain threshold. For financial reporting purposes, the Funds do not offset derivative assets and liabilities, and any related collateral received or pledged, on the Statements of Assets and Liabilities.

As of June 30, 2019, gross amounts of over-the-counter derivative assets and liabilities not offset in the Statements of Assets and Liabilities and the related net amounts after taking into account master netting arrangements, by counterparty, are as follows:

Global Alternatives Fund

Counterparty	Gross Amounts of Assets	Offset Amount	Net Asset Balance	Collateral (Received)/ Pledged	Net Amount
UBS AG	$532,874	$(433,305)	$99,569	$—	$99,569

Counterparty	Gross Amounts of Liabilities	Offset Amount	Net Liability Balance	Collateral (Received)/ Pledged	Net Amount
UBS AG	$(433,305)	$433,305	$—	$—	$—

|  86

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

Managed Futures Strategy Fund
Counterparty	Gross Amounts of Assets	Offset Amount	Net Asset Balance	Collateral (Received)/ Pledged	Net Amount
UBS AG	$2,535,044	$(2,535,044)	$—	$—	$—

Counterparty	Gross Amounts of Liabilities	Offset Amount	Net Liability Balance	Collateral (Received)/ Pledged	Net Amount
UBS AG	$(15,074,763)	$2,535,044	$(12,539,719)	$12,539,719	$—

The Funds are required to pledge an independent amount of collateral to the counterparty for open forward foreign currency contracts. In addition to the independent amount, the amount of collateral pledged to the counterparty is subsequently increased (for losses) or decreased (for gains) based on the change in value of the contracts, as calculated by the counterparty under the terms of the Funds’ ISDA agreements. As of June 30, 2019, amounts pledged to the counterparty (which may exceed the amounts shown in the table above) are as follows:

	Independent Amount of Collateral	Increase (Decrease) For Change in Value	Required Collateral	Collateral Pledged	Excess/ (Shortfall)
Global Alternatives Fund	$1,999,555	$(113,823)	$1,885,732	$1,836,968	$(48,764)
Managed Futures Strategy Fund	34,617,204	12,332,305	46,949,509	50,278,646	3,329,137

Amounts in excess or short of the required collateral amount are received or paid by the Funds on the next business day, subject to collateral thresholds and minimum transfer requirements. The ISDA agreements include a tri-party control agreement under which collateral pledged from the Fund to the broker is held for the benefit of the broker, as secured party, at a third party custodian, State Street Bank and Trust Company (“State Street Bank”). Collateral pledged to the broker is reflected in “due from brokers” on the Statements of Assets and Liabilities.

Counterparty risk is managed based on policies and procedures established by each Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master

87  |

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearing house, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. Based on balances reflected on each Fund’s Statement of Assets and Liabilities, the following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the applicable Fund would incur if parties (including OTC derivative counterparties and brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the applicable Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of June 30, 2019:

Fund	Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
Dynamic Allocation Fund
Exchange-traded counterparty credit risk
Futures contracts	$716,768	$716,768
Margin with brokers	1,038,030	1,038,030

Total exchange-traded counterparty credit risk	$1,754,798	$1,754,798

|  88

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

Fund	Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
Global Alternatives Fund
Over-the-counter counterparty credit risk
Forward foreign currency contracts	$532,874	$99,569
Collateral pledged to UBS AG	1,836,968	1,836,968
Collateral pledged to Morgan Stanley	10,946,771	10,946,771

Total over-the-counter counterparty credit risk	13,316,613	12,883,308

Exchange-traded counterparty credit risk
Futures contracts	26,713,430	26,713,430
Margin with brokers	40,934,823	40,934,823

Total exchange-traded counterparty credit risk	67,648,253	67,648,253

Total counterparty credit risk	$80,964,866	$80,531,561

Managed Futures Strategy Fund
Over-the-counter counterparty credit risk
Forward foreign currency contracts	$2,535,044	$—
Collateral pledged to UBS AG	50,278,646	50,278,646

Total over-the-counter counterparty credit risk	52,813,690	50,278,646

Exchange-traded counterparty credit risk
Futures contracts	109,854,821	109,854,821
Margin with brokers	108,377,730	108,377,730

Total exchange-traded counterparty credit risk	218,232,551	218,232,551

Total counterparty credit risk	$271,046,241	$268,511,197

Tactical U.S. Market Fund
Exchange-traded counterparty credit risk
Futures contracts	$1,450,400	$1,450,400
Margin with brokers	2,598,608	2,598,608

Total exchange-traded counterparty credit risk	$4,049,008	$4,049,008

89  |

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

5.  Purchases and Sales of Securities.  For the six months ended June 30, 2019, purchases and sales of securities (excluding short-term investments) were as follows:

Fund	Purchases	Sales
Dynamic Allocation Fund	$6,323,730	$3,653,707
Global Alternatives Fund	227,111,579	120,351,405
Tactical U.S. Market Fund	33,881,919	28,643,155

6.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees.  AlphaSimplex Group, LLC (“AlphaSimplex”), which is a subsidiary of Natixis Investment Managers, L.P. (“Natixis”), serves as investment adviser to the Funds. Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets.

Percentage of Average Daily Net Assets
Fund
Dynamic Allocation Fund	0.70%
Tactical U.S. Market Fund	0.80%

Global Alternatives Fund pays a management fee at an annual rate of 1.15% on the first $2 billion of the Fund’s average daily net assets (including the net asset value of the Subsidiary), and 1.10% thereafter, calculated daily and payable monthly, less the management fees paid by the Subsidiary.

Managed Futures Strategy Fund pays a management fee at an annual rate of 1.25% on the first $2.5 billion of the Fund’s average daily net assets (including the net asset value of its Subsidiary), and 1.20% thereafter, calculated daily and payable monthly, less the management fees paid by the Subsidiary.

AlphaSimplex also serves as investment adviser to ASG Global Alternatives Cayman Fund Ltd. and ASG Managed Futures Strategy Cayman Fund Ltd., which pay AlphaSimplex a management fee at the annual rate of 1.15% and 1.25%, respectively, of its average daily net assets.

Additionally, AlphaSimplex has entered into a subadvisory agreement with Natixis Advisors, L.P. (“Natixis Advisors”), (through its division, Active Index Advisors), on behalf of Tactical U.S. Market Fund. Natixis Advisors is a wholly-owned subsidiary of Natixis. Under the terms of the subadvisory agreement, the Fund pays a subadvisory fee at the annual rate of 0.10% of the average daily net assets of the Fund that are allocated by AlphaSimplex to be managed by Natixis Advisors.

|  90

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

Payments to AlphaSimplex are reduced by the amount of payments to Natixis Advisors as described above.

AlphaSimplex has given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses, including expenses of each Subsidiary, if applicable, to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, substitute dividend expenses on securities sold short (Global Alternatives Fund only), taxes, organizational and extraordinary expenses, such as litigation and indemnification expenses. These undertakings are in effect until April 30, 2020, may be terminated before then only with the consent of the Funds’ Board of Trustees, and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.

For the six months ended June 30, 2019, the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class N	Class Y
Dynamic Allocation Fund	1.15%	1.90%	—	0.90%
Global Alternatives Fund	1.54%	2.29%	1.24%	1.29%
Managed Futures Strategy Fund	1.70%	2.45%	1.40%	1.45%
Tactical U.S. Market Fund	1.24%	1.99%	—	0.99%

AlphaSimplex shall be permitted to recover expenses borne under the expense limitation agreements (whether through waiver of management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below a class’ expense limits, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

91  |

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

For the six months ended June 30, 2019, the management fees and waivers of management fees for each Fund were as follows:

Fund	Gross Management Fees	Contractual Waivers of Management Fees[1]	Net Management Fees	Percentage of Average Daily Net Assets
				Gross	Net
Dynamic Allocation Fund	$139,770	$86,878	$52,892	0.70%	0.26%
Global Alternatives Fund	6,768,651	132,465	6,636,186	1.15%	1.13%
Managed Futures Strategy Fund	11,666,805	664,147	11,002,658	1.25%	1.18%
Tactical U.S. Market Fund	629,261	62,003	567,258	0.80%	0.72%

[1]	Management fee waiver is subject to possible recovery until December 31, 2020.

No expenses were recovered for any of the Funds during the six months ended June 30, 2019 under the terms of the expense limitation agreements.

b.  Service and Distribution Fees.  Natixis Distribution, L.P. (“Natixis Distribution”), which is a wholly-owned subsidiary of Natixis, has entered into a distribution agreement with the Trust. Pursuant to this agreement, Natixis Distribution serves as principal underwriter of the Funds of the Trust.

Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Service Plan relating to each Fund’s Class A shares (the “Class A Plans”) and a Distribution and Service Plan relating to each Fund’s Class C shares (the “Class C Plans”).

Under the Class A Plans, each Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Funds’ Class A shares, as reimbursement for expenses incurred by Natixis Distribution in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.

Under the Class C Plans, each Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Funds’ Class C shares, as compensation for services provided by Natixis Distribution in providing personal services to investors in Class C shares and/or the maintenance of shareholder accounts.

Also under the Class C Plans, each Fund pays Natixis Distribution a monthly distribution fee at the annual rate of 0.75% of the average daily net assets attributable to the Funds’ Class C shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Class C shares.

|  92

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

For the six months ended June 30, 2019, the service and distribution fees for each Fund were as follows:

	Service Fees		Distribution Fees
Fund	Class A	Class C	Class C
Dynamic Allocation Fund	$455	$20	$57
Global Alternatives Fund	39,630	18,006	54,019
Managed Futures Strategy Fund	234,894	32,653	97,960
Tactical U.S. Market Fund	25,295	3,762	11,283

c.  Administrative Fees.  Natixis Advisors provides certain administrative services for the Funds and contracts with State Street Bank to serve as sub-administrator. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts, Natixis ETF Trust and Natixis Advisors, each Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next $30 billion and 0.0225% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust of $10 million, which is reevaluated on an annual basis.

Natixis Advisors also provides certain administrative services to the Subsidiaries for which the Subsidiaries pay Natixis Advisors fees equal to an annual rate of 0.05% of the average daily net assets of each Subsidiary. Payments by the Funds are reduced by the amount of payments to Natixis Advisors by the Subsidiaries. In addition, Natixis Advisors and each Subsidiary contract with State Street Bank to serve as sub-administrator.

Effective October 1, 2018, State Street Bank agreed to reduce the fees it receives from Natixis Advisors for serving as sub-administrator to the Funds. Also, effective October 1, 2018, Natixis Advisors agreed to voluntarily waive fees paid by the Funds in an amount equal to the reduction in sub-administrative fees discussed above. The waiver is in effect through June 30, 2019.

For the six months ended June 30, 2019, the administrative fees paid to Natixis Advisors for each Fund were as follows (exclusive of sub-administrative fees paid to State Street Bank by the Subsidiaries):

Fund	Administrative Fees	Waiver of Administrative Fees	Net Administrative Fees
Dynamic Allocation Fund	$8,870	$211	$8,659
Global Alternatives Fund	261,488	6,221	255,267
Managed Futures Strategy Fund	414,717	9,875	404,842
Tactical U.S. Market Fund	34,935	830	34,105

93  |

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

Effective July 1, 2019, each Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0540% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next $30 billion and 0.0225% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust of $10 million, which is reevaluated on an annual basis.

d.  Sub-Transfer Agent Fees.  Natixis Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse Natixis Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to Natixis Distribution are subject to a current per-account equivalent fee limit approved by the Funds’ Board of Trustees, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers. Class N shares do not bear such expenses.

For the six months ended June 30, 2019, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for each Fund were as follows:

Fund	Sub-Transfer Agent Fees
Dynamic Allocation Fund	$28,278
Global Alternatives Fund	217,755
Managed Futures Strategy Fund	827,381
Tactical U.S. Market Fund	72,519

As of June 30, 2019, the Funds owe Natixis Distribution the following reimbursements for sub-transfer agent fees (which are reflected in the Statements of Assets and Liabilities as payable to distributor):

Fund	Reimbursements of Sub-Transfer Agent Fees
Dynamic Allocation Fund	$695
Global Alternatives Fund	5,626
Managed Futures Strategy Fund	23,593
Tactical U.S. Market Fund	1,660

|  94

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

Sub-transfer agent fees attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.

e.  Commissions.  Commissions (including CDSCs) on Fund shares retained by Natixis Distribution during the six months ended June 30, 2019 were as follows:

Fund	Commissions
Dynamic Allocation Fund	$386
Global Alternatives Fund	1,305
Managed Futures Strategy Fund	3,772
Tactical U.S. Market Fund	891

f.  Trustees Fees and Expenses.  The Trust does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $360,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $190,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the chairperson of the Contract Review Committee and the chairperson of the Audit Committee each receive an additional retainer fee at the annual rate of $20,000. The chairperson of the Governance Committee receives an additional retainer fee at the annual rate of $15,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Funds until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, and are normally reflected as

95  |

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

Trustees’ fees and expenses in the Statements of Operations. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.

Certain officers and employees of Natixis Advisors and its affiliates are also officers and/or Trustees of the Trust.

g.  Reimbursement of Transfer Agent Fees and Expenses.  Natixis Advisors had given a binding contractual undertaking to the Managed Futures Strategy Fund to reimburse any and all transfer agency expenses for the Funds’ Class N shares. This undertaking was in effect through April 30, 2019 and is not subject to recovery under the expense limitation agreement described above.

For the period January 1, 2019 through April 30, 2019, Natixis Advisors reimbursed the Fund $167 for transfer agency expenses related to Class N shares.

7.  Class-Specific Transfer Agent Fees and Expenses.  Transfer agent fees and expenses for Global Alternatives Fund and Managed Futures Strategy Fund attributable to Class A, Class C, and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.

All other Funds in this report allocate transfer agent fees and expenses on a pro rata basis based on the relative net assets of each class to the total net assets of those classes.

For the six months ended June 30, 2019, Global Alternatives Fund and Managed Futures Strategy Fund incurred the following class-specific transfer agent fees and expenses (including sub-transfer agent fees, where applicable):

	Transfer Agent Fees and Expenses
Fund	Class A	Class C	Class N	Class Y
Global Alternatives Fund	$10,549	$4,782	$114	$372,573
Managed Futures Strategy Fund	164,508	21,116	247	1,249,764

8.  Line of Credit.  Each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, entered into a $400,000,000 committed unsecured line of credit provided by State Street Bank. Any one Fund may borrow up to $350,000,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $400,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit. The Funds paid an arrangement fee, an upfront fee, and certain other legal fees in connection with the

|  96

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

line of credit agreement, which are being amortized over a period of 364 days and are reflected as legal fees and/or miscellaneous expenses on the Statements of Operations. The unamortized balance is reflected as prepaid expenses on the Statements of Assets and Liabilities.

For the six months ended June 30, 2019, none of the Funds had borrowings under these agreements.

9.  Concentration of Risk.  Each Fund’s investments in foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

The Funds’ (excluding Dynamic Allocation Fund and Tactical U.S. Market Fund) investments in commodity-related instruments may subject the Funds to greater volatility than investments in other securities. The value of these investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

Dynamic Allocation Fund is non-diversified, which means that it is not limited under the 1940 Act to a percentage of assets that it may invest in any one issuer. Because the Fund may invest in the securities of a limited number of issuers, an investment in the Fund may involve a higher degree of risk than would be present in a diversified portfolio.

10.  Concentration of Ownership.  From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Funds. As of June 30, 2019, based on management’s evaluation of the shareholder account base, the Funds had accounts representing controlling ownership of more than 5% of the Funds’ total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:

Fund	Number of 5% Account Holders	Percentage of Ownership
Dynamic Allocation Fund	2	82.70	%(a)
Global Alternatives Fund	2	63.87%
Managed Futures Strategy Fund	3	30.15%
Tactical U.S. Market Fund	3	59.11	%(a)

Omnibus shareholder accounts for which Natixis Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary

97  |

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

customer are included in the table above. For other omnibus accounts, the Funds do not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.

(a)

Certain Fund shareholders are invested in the Fund as a result of the Fund’s inclusion in an investment portfolio model, utilized by certain third party intermediaries, developed by an affiliate of the Fund (ASG). Without this model or as a result of changes in this model, these shareholder positions in the Fund may not exist or could change in a material amount. ASG has no involvement in the decisions to invest in the models provided.

11.  Capital Shares.  Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Six Months Ended June 30, 2019		Year Ended December 31, 2018
Dynamic Allocation Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	4,039	$39,932	27,942	$304,426
Issued in connection with the reinvestment of distributions	37	371	821	8,397
Redeemed	(481)	(5,031)	(7,567)	(75,114)

Net change	3,595	$35,272	21,196	$237,709

Class C
Issued from the sale of shares	995	$10,000	5,292	$57,501
Issued in connection with the reinvestment of distributions	1	14	103	1,103
Redeemed	—	—	(5,367)	(53,756)

Net change	996	$10,014	28	$4,848

Class Y
Issued from the sale of shares	547,138	$5,484,304	1,430,846	$15,372,170
Issued in connection with the reinvestment of distributions	3,858	39,309	136,189	1,409,865
Redeemed	(540,116)	(5,448,083)	(1,224,508)	(13,077,148)

Net change	10,880	$75,530	342,527	$3,704,887

Increase from capital share transactions	15,471	$120,816	363,751	$3,947,444

|  98

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

11.  Capital Shares (continued).

	Six Months Ended June 30, 2019		Year Ended December 31, 2018
Global Alternatives Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	308,999	$3,304,206	1,558,647	$16,799,968
Issued in connection with the reinvestment of distributions	—	—	20,955	215,484
Redeemed	(1,082,321)	(11,564,610)	(2,812,492)	(30,489,562)

Net change	(773,322)	$(8,260,404)	(1,232,890)	$(13,474,110)

Class C
Issued from the sale of shares	22,832	$227,552	99,780	$1,005,928
Issued in connection with the reinvestment of distributions	—	—	2,403	23,673
Redeemed	(344,918)	(3,429,267)	(856,102)	(8,678,104)

Net change	(322,086)	$(3,201,715)	(753,919)	$(7,648,503)

Class N
Issued from the sale of shares	654	$9,180	468,418	$5,171,757
Issued in connection with the reinvestment of distributions	—	—	18,538	193,223
Redeemed	(1,359,961)	(14,898,111)	(28,845)	(317,683)

Net change	(1,359,307)	$(14,888,931)	458,111	$5,047,297

Class Y
Issued from the sale of shares	9,675,362	$104,197,389	24,509,906	$271,715,194
Issued in connection with the reinvestment of distributions	—	—	494,794	5,163,790
Redeemed	(20,920,307)	(226,518,635)	(55,139,351)	(616,727,299)

Net change	(11,244,945)	$(122,321,246)	(30,134,651)	$(339,848,315)

Decrease from capital share transactions	(13,699,660)	$(148,672,296)	(31,663,349)	$(355,923,631)

99  |

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

11.  Capital Shares (continued).

	Six Months Ended June 30, 2019		Year Ended December 31, 2018
Managed Futures Strategy Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	16,483,376	$151,413,204	8,122,312	$80,225,077
Issued in connection with the reinvestment of distributions	—	—	268,252	2,628,867
Redeemed	(5,111,235)	(46,745,558)	(22,300,655)	(215,778,224)

Net change	11,372,141	$104,667,646	(13,910,091)	$(132,924,280)

Class C
Issued from the sale of shares	48,972	$424,039	474,479	$4,598,163
Issued in connection with the reinvestment of distributions	—	—	56,165	525,143
Redeemed	(755,303)	(6,458,406)	(2,477,073)	(22,307,151)

Net change	(706,331)	$(6,034,367)	(1,946,429)	$(17,183,845)

Class N
Issued from the sale of shares	5,514,332	$51,639,503	9,583,150	$93,545,369
Issued in connection with the reinvestment of distributions	—	—	11,301	111,654
Redeemed	(2,126,152)	(20,204,434)	(2,201,361)	(19,921,137)

Net change	3,388,180	$31,435,069	7,393,090	$73,735,886

Class Y
Issued from the sale of shares	37,443,447	$336,116,357	112,485,619	$1,090,616,021
Issued in connection with the reinvestment of distributions	—	—	2,496,084	24,661,369
Redeemed	(100,003,907)	(910,828,346)	(208,906,134)	(1,977,865,182)

Net change	(62,560,460)	$(574,711,989)	(93,924,431)	$(862,587,792)

Decrease from capital share transactions	(48,506,470)	$(444,643,641)	(102,387,861)	$(938,960,031)

|  100

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

11.  Capital Shares (continued).

	Six Months Ended June 30, 2019		Year Ended December 31, 2018
Tactical U.S. Market Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	423,562	$5,987,704	4,267,693	$63,170,069
Issued in connection with the reinvestment of distributions	—	—	70,389	959,679
Redeemed	(297,473)	(4,195,525)	(4,058,555)	(57,521,161)

Net change	126,089	$1,792,179	279,527	$6,608,587

Class C
Issued from the sale of shares	30,796	$411,184	119,177	$1,659,248
Issued in connection with the reinvestment of distributions	—	—	3,746	49,554
Redeemed	(60,179)	(813,331)	(39,980)	(557,580)

Net change	(29,383)	$(402,147)	82,943	$1,151,222

Class Y
Issued from the sale of shares	2,731,354	$38,867,620	7,212,105	$103,884,842
Issued in connection with the reinvestment of distributions	—	—	243,510	3,297,334
Redeemed	(1,281,342)	(18,190,844)	(4,325,790)	(61,253,423)

Net change	1,450,012	$20,676,776	3,129,825	$45,928,753

Increase from capital share transactions	1,546,718	$22,066,808	3,492,295	$53,688,562

101  |

NATIXIS FUNDS

LOOMIS SAYLES FUNDS

Supplement dated February 12, 2019 to the Loomis Sayles Funds Statutory Prospectus, dated February 1, 2019, the Natixis Funds Statutory Prospectus dated February 1, 2019, April 1, 2018, May 1, 2018, June 1, 2018 and December 28, 2018, as may be revised or supplemented from time to time, for the following funds:

AEW Real Estate Fund	Mirova International Sustainable Equity Fund
ASG Global Alternatives Fund	Natixis Oakmark Fund
ASG Managed Futures Strategy Fund	Natixis Oakmark International Fund
Gateway Fund	Natixis Sustainable Future 2015 FundSM
Gateway Equity Call Premium Fund	Natixis Sustainable Future 2020 FundSM
Loomis Sayles Global Allocation Fund	Natixis Sustainable Future 2025 FundSM
Loomis Sayles Global Growth Fund	Natixis Sustainable Future 2030 FundSM
Loomis Sayles Growth Fund	Natixis Sustainable Future 2035 FundSM
Loomis Sayles High Income Fund	Natixis Sustainable Future 2040 FundSM
Loomis Sayles Intermediate Duration Bond Fund	Natixis Sustainable Future 2045 FundSM
Loomis Sayles Investment Grade Bond Fund	Natixis Sustainable Future 2050 FundSM
Loomis Sayles Limited Term Government and Agency Fund	Natixis Sustainable Future 2055 FundSM
Loomis Sayles Multi-Asset Income Fund	Natixis Sustainable Future 2060 FundSM
Loomis Sayles Senior Floating Rate and Fixed Income Fund	Natixis U.S. Equity Opportunities Fund
Loomis Sayles Strategic Alpha Fund	Vaughan Nelson Select Fund
Loomis Sayles Strategic Income Fund	Vaughan Nelson Small Cap Value Fund
Mirova Global Green Bond Fund	Vaughan Nelson Value Opportunity Fund
Mirova Global Sustainable Equity Fund

Effective immediately, the information under the sub-section “Class N Shares” in the section “Purchase and Sale of Fund Shares” of the Fund Summary for each Fund is hereby amended and restated as follows:

Class N shares of the Fund are subject to a $1,000,000 initial investment minimum. There is no initial investment minimum for Certain Retirement Plans and funds of funds that are distributed by Natixis Distribution, L.P. (the “Distributor”). Sub accounts held

This page not part of shareholder report	SP2019-32

within an omnibus account, where the omnibus account has at least $1,000,000, are not required to meet the investment minimum. There is no subsequent investment minimum for these shares. In its sole discretion, the Distributor may waive the investment minimum requirement for accounts as to which the Distributor reasonably believes will have enough assets to exceed the investment minimum requirement within a relatively short period of time following the establishment date of such accounts in Class N. If, after two years, an account’s value does not exceed the investment minimum requirement, the Distributor and the Fund reserve the right to redeem such account.

This page not part of shareholder report

NATIXIS FUNDS

Supplement dated June 28, 2019 to the Natixis Funds Prospectuses and Summary Prospectuses, each dated May 1, 2019, as may be revised or supplemented from time to time, for the following funds:

ASG Dynamic Allocation Fund	McDonnell Intermediate Municipal Bond Fund
ASG Global Alternatives Fund	Mirova Global Green Bond Fund
ASG Managed Futures Strategy Fund	Mirova Global Sustainable Equity Fund
ASG Tactical U.S. Market Fund	Mirova International Sustainable Equity Fund
Gateway Equity Call Premium Fund	Natixis Oakmark Fund
Gateway Fund	Natixis Oakmark International Fund
Loomis Sayles High Income Fund	Natixis U.S. Equity Opportunities Fund
Loomis Sayles Investment Grade Bond Fund	Vaughan Nelson Small Cap Value Fund
Loomis Sayles Multi-Asset Income Fund	Vaughan Nelson Value Opportunity Fund
Loomis Sayles Strategic Alpha Fund

(each a “Fund”)

Effective July 1, 2019, the following is added to the Prospectus as “APPENDIX B —  Financial Intermediary Specific Commissions & Investment Minimum Waivers”.

APPENDIX B — Financial Intermediary Specific Commissions & Investment Minimum Waivers

UBS Financial Services, Inc. (“UBS-FS”)

Pursuant to an agreement with the Funds, Class Y shares may be available on certain brokerage platforms at UBS-FS. For such platforms, UBS-FS may charge commissions on brokerage transactions in each Fund’s Class Y shares. A shareholder should contact UBS-FS for information about the commissions charged by UBS-FS for such transactions. Shares of each Fund are available in other share classes that have different fees and expenses.

The initial and subsequent investment minimums for Class Y shares are waived for transactions through such brokerage platforms at UBS-FS.

This page not part of shareholder report

Semiannual Report

June 30, 2019

Loomis Sayles Strategic Alpha Fund

Natixis U.S. Equity Opportunities Fund

IMPORTANT NOTICE TO SHAREHOLDERS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you wish to continue receiving paper copies of your shareholder reports after January 1, 2021, you can inform the Fund at any time by calling 1-800-225-5478. If you hold your account with a financial intermediary and you wish to continue receiving paper copies after January 1, 2021, you should call your financial intermediary directly. Paper copies are provided free of charge, and your election to receive reports in paper will apply to all funds held with the Natixis Funds complex. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You currently may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically at www.icsdelivery.com/natixisfunds.

LOOMIS SAYLES STRATEGIC ALPHA FUND

Managers	Symbols

Matthew J. Eagan, CFA®	Class A LABAX

Kevin P. Kearns	Class C LABCX

Todd P. Vandam, CFA®	Class N LASNX

Loomis, Sayles & Company, L.P.	Class Y LASYX

Investment Goal

The Fund seeks to provide an attractive absolute total return, complemented by prudent investment management designed to manage risks and protect investor capital. The secondary goal of the Fund is to achieve these returns with relatively low volatility.

1  |

Average Annual Total Returns — June 30, 20194

						Expense Ratios[5]
	6 Months	1 Year	5 Years	Life of Class		Gross	Net

Class Y (Inception 12/15/10)				Class Y/A/C	Class N
NAV	3.27%	2.66%	2.53%	2.89%	—%	0.75%	0.75%

Class A (Inception 12/15/10)
NAV	3.04	2.41	2.27	2.64	—	1.00	1.00
With 4.25% Maximum Sales Charge	-1.37	-1.96	1.38	2.12	—

Class C (Inception 12/15/10)
NAV	2.75	1.70	1.50	1.86	—	1.75	1.75
With CDSC[1]	1.75	0.71	1.50	1.86	—

Class N (Inception 5/1/17)
NAV	3.30	2.82	—	—	2.77	0.70	0.70

Comparative Performance
3-Month LIBOR[2]	1.42	2.59	1.12	0.79	1.98
3-Month LIBOR + 300 basis points[3]	2.93	5.71	4.19	3.86	5.08

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Performance for Class C shares assumes a 1% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

2

3-Month LIBOR, or the London Interbank Offered Rate, represents the average rate at which a leading bank, for a given currency (in this case U.S. dollars), can obtain unsecured funding, and is representative of short-term interest rates.

3	3-Month LIBOR +300 basis points is created by adding 3.00% to the annual return of 3-Month LIBOR. The calculation is performed on a monthly basis and is subject to the effects of compounding.

4	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

5

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 4/30/20. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

|  2

NATIXIS U.S. EQUITY OPPORTUNITIES FUND

Managers	Symbols

Large Cap Value Segment	Class A NEFSX

Harris Associates L.P.	Class C NECCX

All Cap Growth Segment	Class N NESNX

Loomis, Sayles & Company, L.P.	Class Y NESYX

Investment Goal

The Fund seeks long-term growth of capital.

3  |

Average Annual Total Returns — June 30, 20194

					Life of Class N	Expense Ratios[5]
	6 Months	1 Year	5 Years	10 Years		Gross	Net

Class Y (Inception 11/15/94)
NAV	20.47%	8.46%	12.31%	16.58%	—%	0.91%	0.91%

Class A (Inception 7/7/94)
NAV	20.32	8.18	12.03	16.29	—	1.16	1.16
With 5.75% Maximum Sales Charge	13.41	1.97	10.71	15.61	—

Class C (Inception 7/7/94)
NAV	19.86	7.37	11.19	15.42	—	1.91	1.91
With CDSC[1]	18.86	6.46	11.19	15.42	—

Class N (Inception 5/1/17)
NAV	20.54	8.57	—	—	13.75	13.35	0.76

Comparative Performance
S&P 500® Index[2]	18.54	10.42	10.71	14.70	12.35
Russell 1000® Index[3]	18.84	10.02	10.45	14.77	12.20

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Performance for Class C shares assumes a 1.00% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

2

S&P 500® Index is a widely recognized measure of U.S. stock market performance. It is an unmanaged index of 500 common stocks chosen for market size, liquidity, and industry group representation, among other factors. It also measures the performance of the large cap segment of the US equities market.

3

Russell 1000® Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000® Index represents approximately 92% of the U.S. market and is constructed to provide a comprehensive and unbiased barometer for the large-cap segment and is completely reconstituted annually to ensure new and growing equities are reflected.

4	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

5

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 4/30/20. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

|  4

ADDITIONAL INFORMATION

All investing involves risk, including the risk of loss. There is no assurance that any investment will meet its performance objectives or that losses will be avoided.

ADDITIONAL INDEX INFORMATION

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Investment Managers or any of its related or affiliated companies (collectively “Natixis affiliates”) and does not sponsor, endorse or participate in the provision of any Natixis affiliates services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information, disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

PROXY VOTING INFORMATION

A description of the Natixis Funds’ proxy voting policies and procedures is available without charge, upon request, by calling Natixis Funds at 800-225-5478; on Natixis Funds’ website at im.natixis.com; and on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. Information regarding how Natixis Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available from Natixis Funds’ website and the SEC’s website.

QUARTERLY PORTFOLIO SCHEDULES

Natixis Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Forms N-PORT reports are available on the SEC’s website at www.sec.gov.

CFA® and Chartered Financial Analyst® are registered trademarks owned by the CFA Institute.

5  |

UNDERSTANDING FUND EXPENSES

As a mutual fund shareholder, you incur different costs: transaction costs, including sales charges (loads) on purchases and contingent deferred sales charges on redemptions, and ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the Funds’ prospectus. The following examples are intended to help you understand the ongoing costs of investing in the Funds and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table of each class of Fund shares shows the actual account values and actual Fund expenses you would have paid on a $1,000 investment in the Fund from January 1, 2019 through June 30, 2019. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.60) and multiply the result by the number in the Expenses Paid During Period column as shown for your class.

The second line in the table for each class of Fund shares provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges. Therefore, the second line in the table of each Fund is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

|  6

LOOMIS SAYLES STRATEGIC ALPHA FUND	BEGINNING ACCOUNT VALUE 1/1/2019	ENDING ACCOUNT VALUE 6/30/2019	EXPENSES PAID DURING PERIOD* 1/1/2019 – 6/30/2019
Class A
Actual	$1,000.00	$1,030.40	$4.93
Hypothetical (5% return before expenses)	$1,000.00	$1,019.94	$4.91
Class C
Actual	$1,000.00	$1,027.50	$8.70
Hypothetical (5% return before expenses)	$1,000.00	$1,016.22	$8.65
Class N
Actual	$1,000.00	$1,033.00	$3.38
Hypothetical (5% return before expenses)	$1,000.00	$1,021.47	$3.36
Class Y
Actual	$1,000.00	$1,032.70	$3.68
Hypothetical (5% return before expenses)	$1,000.00	$1,021.18	$3.66

*

Expenses are equal to the Fund’s annualized expense ratio: 0.98%, 1.73%, 0.67% and 0.73% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

NATIXIS U.S. EQUITY OPPORTUNITIES FUND	BEGINNING ACCOUNT VALUE 1/1/2019	ENDING ACCOUNT VALUE 6/30/2019	EXPENSES PAID DURING PERIOD* 1/1/2019 – 6/30/2019
Class A
Actual	$1,000.00	$1,203.20	$6.39
Hypothetical (5% return before expenses)	$1,000.00	$1,018.99	$5.86
Class C
Actual	$1,000.00	$1,198.60	$10.47
Hypothetical (5% return before expenses)	$1,000.00	$1,015.27	$9.59
Class N
Actual	$1,000.00	$1,205.40	$4.59
Hypothetical (5% return before expenses)	$1,000.00	$1,020.63	$4.21
Class Y
Actual	$1,000.00	$1,204.70	$5.03
Hypothetical (5% return before expenses)	$1,000.00	$1,020.23	$4.61

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.17%, 1.92%, 0.84% and 0.92% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

7  |

BOARD APPROVAL OF THE EXISTING ADVISORY AND SUB-ADVISORY AGREEMENTS

The Board of Trustees of the Trusts (the “Board”), including the Independent Trustees, considers matters bearing on each Fund’s advisory agreement and Natixis U.S. Equity Opportunities Fund’s sub-advisory agreements (collectively, the “Agreements”) at most of its meetings throughout the year. Each year, usually in the spring, the Contract Review Committee of the Board meets to review the Agreements to determine whether to recommend that the full Board approve the continuation of the Agreements, typically for an additional one-year period. After the Contract Review Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreements.

In connection with these meetings, the Trustees receive materials that the Funds’ investment advisers and sub-advisers, as applicable (collectively, the “Advisers”) believe to be reasonably necessary for the Trustees to evaluate the Agreements. These materials generally include, among other items, (i) information on the investment performance of the Funds and the performance of peer groups of funds and the Funds’ performance benchmarks, (ii) information on the Funds’ advisory and sub-advisory fees, if any, and other expenses, including information comparing the Funds’ advisory fees and sub-advisory fees, if any, to the fees charged to institutional accounts with similar strategies managed by the Advisers, if any, and to those of peer groups of funds and information about any applicable expense caps and/or fee “breakpoints,” (iii) sales and redemption data in respect of the Funds, (iv) information about the profitability of the Agreements to the Advisers and (v) information obtained through the completion by the Advisers of a questionnaire distributed on behalf of the Trustees. The Board, including the Independent Trustees, also considers other matters such as (i) each Fund’s investment objective and strategies and the size, education and experience of the Advisers’ respective investment staffs and their use of technology, external research and trading cost measurement tools, (ii) arrangements in respect of the distribution of the Funds’ shares and the related costs, (iii) the allocation of the Funds’ brokerage, if any, including, to the extent applicable, the use of “soft” commission dollars to pay for research and other similar services, (iv) each Adviser’s policies and procedures relating to, among other things, compliance, trading and best execution, proxy voting and valuation, (v) information about amounts invested by the Funds’ portfolio managers in the Funds or in similar accounts that they manage and (vi) the general economic outlook with particular emphasis on the mutual fund industry. Throughout the process, the Trustees are afforded the opportunity to ask questions of and request additional materials from the Advisers.

In addition to the materials requested by the Trustees in connection with their annual consideration of the continuation of the Agreements, the Trustees receive materials in advance of each regular quarterly meeting of the Board that provide detailed information about the Funds’ investment performance and the fees charged to the Funds for advisory and other services. This information generally includes, among other things, an internal performance rating for each Fund based on agreed-upon criteria, graphs showing each Fund’s performance and expense differentials against each Fund’s peer group/category where available, performance ratings provided by a third-party, total return information for

|  8

various periods, and third-party performance rankings for various periods comparing a Fund against similarly categorized funds. The portfolio management team for each Fund or other representatives of the Advisers make periodic presentations to the Contract Review Committee and/or the full Board, and Funds identified as presenting possible performance concerns may be subject to more frequent Board or Committee presentations and reviews. In addition, each quarter the Trustees are provided with detailed statistical information about each Fund’s portfolio. The Trustees also receive periodic updates between meetings.

The Board most recently approved the continuation of the Agreements for a one-year period at its meeting held in June 2019. In considering whether to approve the continuation of the Agreements, the Board, including the Independent Trustees, did not identify any single factor as determinative. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreements included, but were not limited to, the factors listed below.

The nature, extent and quality of the services provided to the Funds under the Agreements. The Trustees considered the nature, extent and quality of the services provided by the Advisers and their affiliates to the Funds and the resources dedicated to the Funds by the Advisers and their affiliates.

The Trustees considered not only the advisory services provided by the Advisers to the Funds, but also the monitoring and oversight services provided by Natixis Advisors, L.P. (“Natixis Advisors”). They also considered the administrative and shareholder services provided by Natixis Advisors and its affiliates to the Funds.

For each Fund, the Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds that offers shareholders the right to exchange shares of one type of fund for shares of another type of fund, and provides a variety of fund and shareholder services.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the nature, extent and quality of services provided supported the renewal of the Agreements.

Investment performance of the Funds and the Advisers. As noted above, the Trustees received information about the performance of the Funds over various time periods, including information that compared the performance of the Funds to the performance of peer groups and categories of funds and the Funds’ respective performance benchmarks. In addition, the Trustees reviewed data prepared by an independent third party that analyzed the performance of the Funds using a variety of performance metrics, including metrics that measured the performance of the Funds on a risk adjusted basis.

9  |

The Board noted that, through December 31, 2018, each Fund’s one-, three- and five-year performance, as applicable, stated as percentile rankings within categories selected by the independent third-party data provider, was as follows (where the best performance would be in the first percentile of its category):

	One-Year	Three-Year	Five-Year
Loomis Sayles Strategic Alpha Fund	36%	42%	50%
Natixis U.S. Equity Opportunities Fund	91%	37%	25%

In the case of a Fund that had performance that lagged that of a relevant category median as determined by the independent third-party for certain (although not necessarily all) periods, the Board concluded that other factors relevant to performance supported renewal of the Agreements, including: (1) that the underperformance was attributable, to a significant extent, to investment decisions (such as security selection or sector allocation) by the Advisers that were reasonable and consistent with the Fund’s investment objective and policies; (2) that the Fund’s more recent performance had shown improvement relative to its category; and (3) that the Fund’s performance was strong over the long term relative to its category.

The Trustees also considered each Adviser’s performance and reputation generally, the performance of the fund family generally, and the historical responsiveness of the Advisers to Trustee concerns about performance and the willingness of the Advisers to take steps intended to improve performance.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the performance of the Funds and the Advisers and/or other relevant factors supported the renewal of the Agreements.

The costs of the services to be provided and profits to be realized by the Advisers and their affiliates from their respective relationships with the Funds. The Trustees considered the fees charged to the Funds for advisory, sub-advisory and administrative services, as applicable, as well as the total expense levels of the Funds. This information included comparisons (provided both by management and by an independent third party) of the Funds’ advisory fees and total expense levels to those of their peer groups and information about the advisory fees charged by the Advisers to comparable accounts (such as institutional separate accounts), as well as information about differences in such fees and the reasons for any such differences. In considering the fees charged to comparable accounts, the Trustees considered, among other things, management’s representations about the differences between managing mutual funds as compared to other types of accounts, including the additional resources required to effectively manage mutual fund assets and the greater regulatory costs associated with the management of such assets. In evaluating each Fund’s advisory and sub-advisory fees, as applicable, the Trustees also took into account the demands, complexity and quality of the investment management of such Fund and the need for the Advisers to offer competitive compensation and the potential need to expend additional resources to the extent the Fund grows in size. The Trustees considered that over the past several years, management had made recommendations regarding reductions in advisory fee rates, implementation of advisory fee breakpoints and the institution of advisory fee waivers and expense caps for various funds in the fund family. They noted that the Funds have expense caps in place, and they considered the amounts waived or reimbursed by the

|  10

Adviser for Natixis U.S. Equity Opportunities Fund under its cap. The Trustees also considered that the expenses for Loomis Sayles Strategic Alpha Fund were below its cap.

The Trustees noted that Natixis U.S. Equity Opportunities Fund had a total advisory fee rates that was above the median of a peer group of funds. In this regard, the Trustees considered the factors that management believed justified such a relatively higher advisory fee rate, including the quality of the services and the reputation and performance of the portfolio management team and that the Fund’s long-term performance has been consistently strong.

The Trustees also considered the compensation directly or indirectly received by the Advisers and their affiliates from their relationships with the Funds. The Trustees reviewed information provided by management as to the profitability of the Advisers’ and their affiliates’ relationships with the Funds, and information about the allocation of expenses used to calculate profitability. They also reviewed information provided by management about the effect of distribution costs and changes in asset levels on Adviser profitability, including information regarding resources spent on distribution activities. When reviewing profitability, the Trustees also considered information about court cases in which adviser compensation or profitability were issues, the performance of the relevant Funds, the expense levels of the Funds, whether the Advisers had implemented breakpoints and/or expense caps with respect to such Funds and the overall profit margin of Natixis Investment Managers compared to that of certain other investment managers for which such data was available.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the advisory fees charged to each of the Funds were fair and reasonable, and that the costs of these services generally and the related profitability of the Advisers and their affiliates in respect of their relationships with the Funds supported the renewal of the Agreements.

Economies of Scale. The Trustees considered the existence of any economies of scale in the provision of services by the Advisers and whether those economies are shared with the Funds through breakpoints in their investment advisory fees or other means, such as expense caps. The Trustees also considered management’s explanation of the factors that are taken into account with respect to the implementation of breakpoints in investment advisory fees or expense caps. With respect to economies of scale, the Trustees noted that Loomis Sayles Strategic Alpha Fund had breakpoints in its advisory fee and that each of the Funds was subject to an expense cap. In considering these issues, the Trustees also took note of the costs of the services provided (both on an absolute and on a relative basis) and the profitability to the Advisers and their affiliates of their relationships with the Funds, as discussed above. The Trustees also considered that the Funds have benefitted from the substantial reinvestment each Adviser has made into its business.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the extent to which economies of scale were shared with the Funds supported the renewal of the Agreements.

11  |

The Trustees also considered other factors, which included but were not limited to the following:

•	The effect of recent market and economic events on the performance, asset levels and expense ratios of each Fund.

•

Whether each Fund has operated in accordance with its investment objective and the Fund’s record of compliance with its investment restrictions, and the compliance programs of the Funds and the Advisers. They also considered the compliance-related resources the Advisers and their affiliates were providing to the Funds.

•

So-called “fallout benefits” to the Advisers, such as the engagement of affiliates of the Advisers to provide distribution and administrative services to the Funds, and the benefits of research made available to the Advisers by reason of brokerage commissions (if any) generated by the Funds’ securities transactions. The Trustees also considered the benefits to the parent company of Natixis Advisors from the retention of the Adviser. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest.

•	The Trustees’ review and discussion of the Funds’ advisory arrangements in prior years, and management’s record of responding to Trustee concerns raised during the year and in prior years.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that each of the existing Agreements should be continued through June 30, 2020.

|  12

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Loomis Sayles Strategic Alpha Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 77.1% of Net Assets
Non-Convertible Bonds — 76.1%
	ABS Car Loan — 11.6%
$213,125	ACC Trust, Series 2018-1, Class A, 3.700%, 12/21/2020, 144A	$213,443
7,250,000	Ally Auto Receivables Trust, Series 2019-1, Class A3, 2.910%, 9/15/2023(a)	7,383,907
2,805,000	AmeriCredit Automobile Receivables Trust, Series 2018-2, Class D, 4.010%, 7/18/2024	2,909,532
3,498,374	AmeriCredit Automobile Receivables Trust, Series 2018-3, Class A2B, 1-month LIBOR + 0.250%, 2.632%, 1/18/2022(a)(b)	3,497,304
3,845,000	AmeriCredit Automobile Receivables Trust, Series 2018-3, Class D, 4.040%, 11/18/2024	4,016,979
531,617	BMW Vehicle Owner Trust, Series 2018-A, Class A2B, 1-month LIBOR + 0.007%, 2.474%, 11/25/2020(a)(b)	531,534
1,785,000	California Republic Auto Receivables Trust, Series 2018-1, Class D, 4.330%, 4/15/2025	1,856,216
479,560	CarMax Auto Owner Trust, Series 2018-1, Class A2B, 1-month LIBOR + 0.150%, 2.544%, 5/17/2021(a)(b)	479,450
135,000	CarMax Auto Owner Trust, Series 2018-1, Class D, 3.370%, 7/15/2024	136,851
1,435,000	CarMax Auto Owner Trust, Series 2018-2, Class D, 3.990%, 4/15/2025	1,479,616
4,953,827	CarMax Auto Owner Trust, Series 2018-3, Class A2B, 1-month LIBOR + 0.200%, 2.594%, 10/15/2021(a)(b)	4,950,973
4,820,678	CarMax Auto Owner Trust, Series 2018-4, Class A2B, 1-month LIBOR + 0.200%, 2.594%, 2/15/2022(a)(b)	4,819,764
1,125,000	CarMax Auto Owner Trust, Series 2018-4, Class D, 4.150%, 4/15/2025	1,172,067
7,285,000	CarMax Auto Owner Trust, Series 2019-1, Class A3, 3.050%, 3/15/2024(a)	7,433,849
2,350,000	CarMax Auto Owner Trust, Series 2019-1, Class D, 4.040%, 8/15/2025	2,422,213
172,334	CIG Auto Receivables Trust, Series 2017-1A, Class A, 2.710%, 5/15/2023, 144A(a)	172,218
815,000	CPS Auto Receivables Trust, Series 2017-D, Class D, 3.730%, 9/15/2023, 144A(a)	826,652
230,000	CPS Auto Receivables Trust, Series 2018-A, Class C, 3.050%, 12/15/2023, 144A(a)	231,010
1,795,000	CPS Auto Receivables Trust, Series 2018-D, Class C, 3.830%, 9/15/2023, 144A	1,836,979
830,000	CPS Auto Receivables Trust, Series 2019-A, Class D, 4.350%, 12/16/2024, 144A	865,314
525,000	Credit Acceptance Auto Loan Trust, Series 2017-3A, Class C, 3.480%, 10/15/2026, 144A	530,512
1,205,000	Credit Acceptance Auto Loan Trust, Series 2018-2A, Class C, 4.160%, 9/15/2027, 144A(a)	1,251,519
4,745,000	Credit Acceptance Auto Loan Trust, Series 2019-1A, Class C, 3.940%, 6/15/2028, 144A	4,890,189
676,894	Drive Auto Receivables Trust, Series 2016-CA, Class C, 3.020%, 11/15/2021, 144A(a)	677,403
2,955,000	Drive Auto Receivables Trust, Series 2018-1, Class D, 3.810%, 5/15/2024(a)	3,007,187

See accompanying notes to financial statements.

13  |

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	ABS Car Loan — continued
$2,149,465	Drive Auto Receivables Trust, Series 2018-5, Class A2B, 1-month LIBOR + 0.320%, 2.714%, 7/15/2021(a)(b)	$2,149,620
2,395,000	Drive Auto Receivables Trust, Series 2018-5, Class D, 4.300%, 4/15/2026	2,492,088
1,330,000	Drive Auto Receivables Trust, Series 2019-1, Class D, 4.090%, 6/15/2026	1,376,412
2,365,000	Drive Auto Receivables Trust, Series 2019-3, Class A3, 2.490%, 6/15/2023	2,370,308
2,155,000	DT Auto Owner Trust, Series 2018-3A, Class C, 3.790%, 7/15/2024, 144A	2,198,292
2,827,176	DT Auto Owner Trust, Series 2016-1A, Class D, 4.660%, 12/15/2022, 144A(a)	2,849,676
2,448,087	DT Auto Owner Trust, Series 2016-2A, Class D, 5.430%, 11/15/2022, 144A(a)	2,473,551
1,390,000	DT Auto Owner Trust, Series 2018-2A, Class D, 4.150%, 3/15/2024, 144A	1,428,725
1,655,000	DT Auto Owner Trust, Series 2019-2A, Class D, 3.480%, 2/18/2025, 144A	1,684,496
345,000	First Investors Auto Owner Trust, Series 2015-1A, Class D, 3.590%, 1/18/2022, 144A(a)	345,518
1,710,000	First Investors Auto Owner Trust, Series 2015-2A, Class D, 4.220%, 12/15/2021, 144A(a)	1,727,889
220,000	First Investors Auto Owner Trust, Series 2016-2A, Class D, 3.350%, 11/15/2022(a)	221,735
493,253	Flagship Credit Auto Trust, Series 2015-1, Class C, 3.760%, 6/15/2021, 144A(a)	494,739
650,000	Flagship Credit Auto Trust, Series 2016-3, Class D, 3.890%, 11/15/2022, 144A(a)	659,740
3,305,000	Flagship Credit Auto Trust, Series 2019-2, Class D, 3.530%, 5/15/2025, 144A	3,351,364
3,676,369	Ford Credit Auto Lease Trust, Series 2018-B, Class A2B, 1-month LIBOR + 0.160%, 2.554%, 4/15/2021(a)(b)	3,675,360
1,260,000	GLS Auto Receivables Trust, Series 2018-3A, Class B, 3.780%, 8/15/2023, 144A(a)	1,283,759
5,030,000	GLS Auto Receivables Trust, Series 2019-A, Class C, 3.540%, 2/18/2025, 144A	5,110,854
3,846,547	GM Financial Automobile Leasing Trust, Series 2018-3, Class A2B, 1-month LIBOR + 0.170%, 2.553%, 9/21/2020(a)(b)	3,847,301
3,553,455	GM Financial Consumer Automobile Receivables Trust, Series 2018-3, Class A2B, 1-month LIBOR + 0.110%, 2.504%, 7/16/2021(a)(b)	3,552,666
1,362,000	Hertz Vehicle Financing II LP, Series 2017-2A, Class A, 3.290%, 10/25/2023, 144A(a)	1,386,541
8,031	Honda Auto Receivables Owner Trust, Series 2016-2, Class A3, 1.390%, 4/15/2020(a)	8,026
3,135,000	Honda Auto Receivables Owner Trust, Series 2019-1, Class A3, 2.830%, 3/20/2023(a)	3,180,078
3,045,000	NextGear Floorplan Master Owner Trust, Series 2017-1A, Class A1, 1-month LIBOR + 0.850%, 3.244%, 4/18/2022, 144A(a)(b)	3,056,987
4,355,000	NextGear Floorplan Master Owner Trust, Series 2017-2A, Class A1, 1-month LIBOR + 0.680%, 3.074%, 10/17/2022, 144A(a)(b)	4,370,146
2,590,000	NextGear Floorplan Master Owner Trust, Series 2018-1A, Class A1, 1-month LIBOR + 0.640%, 3.034%, 2/15/2023, 144A(a)(b)	2,597,357
2,820,000	NextGear Floorplan Master Owner Trust, Series 2018-2A, Class A1, 1-month LIBOR + 0.600%, 2.994%, 10/15/2023, 144A(a)(b)	2,824,392

See accompanying notes to financial statements.

|  14

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	ABS Car Loan — continued
$8,095,000	Nissan Auto Receivables Owner Trust, Series 2019-A, Class A3, 2.900%, 10/16/2023(a)	$8,238,585
1,043,793	Nissan Auto Receivables Owner Trust, Series 2017-A, Class A3, 1.740%, 8/16/2021(a)	1,039,819
3,220,000	Nissan Auto Receivables Owner Trust, Series 2018-A, Class A3, 2.650%, 5/16/2022(a)	3,236,819
2,618,093	Nissan Auto Receivables Owner Trust, Series 2018-B, Class A2B, 1-month LIBOR + 0.100%, 2.494%, 7/15/2021(a)(b)	2,618,532
3,045,000	Prestige Auto Receivables Trust, Series 2016-1A, Class D, 5.150%, 11/15/2021, 144A(a)	3,123,270
3,585,000	Santander Drive Auto Receivables Trust, Series 2018-2, Class D, 3.880%, 2/15/2024	3,673,101
3,028,143	Santander Drive Auto Receivables Trust, Series 2018-5, Class A2B, 1-month LIBOR + 0.230%, 2.624%, 7/15/2021(a)(b)	3,027,882
2,720,000	Santander Drive Auto Receivables Trust, Series 2018-5, Class C, 3.810%, 12/16/2024	2,776,477
4,140,000	Santander Drive Auto Receivables Trust, Series 2019-2, Class D, 3.220%, 7/15/2025	4,197,614
353,000	Tidewater Auto Receivables Trust, Series 2018-AA, Class D, 4.300%, 11/15/2024, 144A	361,132
4,018,738	Toyota Auto Receivables Owner Trust, Series 2018-C, Class A2B, 1-month LIBOR + 0.120%, 2.514%, 8/16/2021(a)(b)	4,017,695
9,550,000	Toyota Auto Receivables Owner Trust, Series 2019-A, Class A3, 2.910%, 7/17/2023(a)	9,692,716
3,025,000	United Auto Credit Securitization Trust, Series 2019-1, Class C, 3.160%, 8/12/2024, 144A	3,042,360
164,852	Veros Automobile Receivables Trust, Series 2017-1, Class A, 2.840%, 4/17/2023, 144A(a)	164,750
2,379,638	Volkswagen Auto Loan Enhanced Trust, Series 2018-1, Class A2B, 1-month LIBOR + 0.180%, 2.563%, 7/20/2021(a)(b)	2,380,005
4,605,000	Volvo Financial Equipment Master Owner Trust, Series 2018-A, Class A, 1-month LIBOR + 0.520%, 2.914%, 7/17/2023, 144A(a)(b)	4,621,151
595,000	Westlake Automobile Receivables Trust, Series 2017-1A, Class D, 3.460%, 10/17/2022, 144A(a)	598,473
740,000	Westlake Automobile Receivables Trust, Series 2018-1A, Class D, 3.410%, 5/15/2023, 144A(a)	745,509
4,474,971	Westlake Automobile Receivables Trust, Series 2018-3A, Class A2B, 1-month LIBOR + 0.350%, 2.744%, 1/18/2022, 144A(a)(b)	4,473,536
1,140,000	Westlake Automobile Receivables Trust, Series 2018-3A, Class D, 4.000%, 10/16/2023, 144A	1,168,120
3,877,099	World Omni Automobile Lease Securitization Trust, Series 18-B, Class A2B, 1-month LIBOR + 0.180%, 2.574%, 6/15/2021(a)(b)	3,876,358

		185,384,205

	ABS Credit Card — 3.4%
3,790,000	American Express Credit Account Master Trust, Series 2018-8, Class A, 3.180%, 4/15/2024(a)	3,881,584

See accompanying notes to financial statements.

15  |

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	ABS Credit Card — continued
$2,385,000	American Express Credit Account Master Trust, Series 2019-1, Class A, 2.870%, 10/15/2024(a)	$2,437,810
4,385,000	Bank of America Credit Card Trust, Series 2017-A1, Class A1, 1.950%, 8/15/2022(a)	4,376,141
5,875,000	Bank of America Credit Card Trust, Series 2018-A1, Class A1, 2.700%, 7/17/2023(a)	5,935,379
2,585,000	Capital One Multi-Asset Execution Trust, Series 2017-A1, Class A1, 2.000%, 1/17/2023(a)	2,580,703
3,440,000	Capital One Multi-Asset Execution Trust, Series 2019-A1, Class A1, 2.840%, 12/15/2024(a)	3,506,373
3,500,000	Chase Issuance Trust, Series 2015-A4, Class A4, 1.840%, 4/15/2022(a)	3,492,348
5,800,000	Citibank Credit Card Issuance Trust, Series 2016-A1, Class A1, 1.750%, 11/19/2021(a)	5,788,337
6,025,000	Citibank Credit Card Issuance Trust, Series 2018-A1, Class A1, 2.490%, 1/20/2023(a)	6,066,180
6,880,000	Discover Card Execution Note Trust, Series 2018-A5, Class A5, 3.320%, 3/15/2024(a)	7,064,088
5,425,000	Discover Card Execution Note Trust, Series 2018-A3, Class A3, 1-month LIBOR + 0.230%, 2.624%, 12/15/2023(a)(b)	5,429,883
3,190,000	Discover Card Execution Note Trust, Series 2019-A1, Class A1, 3.040%, 7/15/2024(a)	3,267,423
640,000	Genesis Sales Finance Master Trust, Series 2019-AA, Class A, 4.680%, 8/20/2023, 144A	653,081

		54,479,330

	ABS Home Equity — 8.8%
461,349	Adjustable Rate Mortgage Trust, Series 2004-4, Class 3A1, 4.254%, 3/25/2035(a)(c)	467,470
905,501	Adjustable Rate Mortgage Trust, Series 2005-1, Class 3A1, 4.411%, 5/25/2035(a)(c)	928,974
300,400	Ajax Mortgage Loan Trust, Series 2017-A, Class A, 3.470%, 4/25/2057, 144A(a)(c)	300,828
1,310,154	Ajax Mortgage Loan Trust, Series 2017-B, Class A, 3.163%, 9/25/2056, 144A(a)(c)	1,319,173
369,054	Alternative Loan Trust, Series 2004-16CB, Class 1A1, 5.500%, 7/25/2034(a)	385,489
434,805	Alternative Loan Trust, Series 2004-16CB, Class 3A1, 5.500%, 8/25/2034(a)	454,252
261,084	Alternative Loan Trust, Series 2004-28CB, Class 5A1, 5.750%, 1/25/2035(d)(e)	264,356
662,589	Alternative Loan Trust, Series 2005-J1, Class 2A1, 5.500%, 2/25/2025	680,077
175,011	American Home Mortgage Investment Trust, Series 2004-2, Class 5A, 5.500%, 2/25/2044(c)	178,955
300,000	American Homes 4 Rent, Series 2014-SFR2, Class D, 5.149%, 10/17/2036, 144A(a)	324,937
2,170,000	American Homes 4 Rent, Series 2014-SFR2, Class E, 6.231%, 10/17/2036, 144A(a)	2,432,197
1,200,000	American Homes 4 Rent, Series 2014-SFR3, Class E, 6.418%, 12/17/2036, 144A(a)	1,359,867

See accompanying notes to financial statements.

|  16

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	ABS Home Equity — continued
$3,138,000	American Homes 4 Rent, Series 2015-SFR1, Class E, 5.639%, 4/17/2052, 144A	$3,442,536
568,280	Banc of America Alternative Loan Trust, Series 2003-8, Class 1CB1, 5.500%, 10/25/2033	594,958
303,400	Banc of America Funding Trust, Series 2005-5, Class 1A1, 5.500%, 9/25/2035	333,066
616,739	Banc of America Funding Trust, Series 2005-7, Class 3A1, 5.750%, 11/25/2035	667,803
454,347	Banc of America Funding Trust, Series 2007-4, Class 5A1, 5.500%, 11/25/2034	457,532
973,982	Banc of America Mortgage Trust, Series 2005-I, Class 4A1, 3.846%, 10/25/2035(c)	941,443
179,336	Bayview Opportunity Master Fund IIb Trust, Series 2018-RN5, Class A1, 3.820%, 4/28/2033, 144A(c)	179,894
3,261,629	Bayview Opportunity Master Fund IVa Trust, Series 2019-RN2, Class A1, 3.967%, 3/28/2034, 144A(c)	3,287,840
1,497,576	Bayview Opportunity Master Fund IVb Trust, Series 2018-RN9, Class A1, 4.213%, 10/29/2033, 144A(c)	1,510,276
564,426	Bayview Opportunity Master Fund Trust, Series 2018-RN8, Class A1, 4.066%, 9/28/2033, 144A(c)	568,957
2,287,616	Bayview Opportunity Master Fund Trust, Series 2019-RN1, Class A1, 4.090%, 2/28/2034, 144A(c)	2,325,456
348,690	BCAP LLC Trust, Series 2007-AA2, Class 22A1, 6.000%, 3/25/2022(d)(e)	343,538
93,174	CAM Mortgage Trust, Series 2018-1, Class A1, 3.960%, 12/01/2065, 144A(c)	93,123
329,428	CHL Mortgage Pass-Through Trust, Series 2004-12, Class 8A1, 4.607%, 8/25/2034(c)(d)(e)	325,158
1,042,773	Citigroup Mortgage Loan Trust, Series 2005-3, Class 2A3, 4.644%, 8/25/2035(c)	1,040,101
1,199,982	Citigroup Mortgage Loan Trust, Series 2018-A, Class A1, 4.000%, 1/25/2068, 144A(c)	1,215,833
2,908,448	Citigroup Mortgage Loan Trust, Series 2018-C, Class A1, 4.125%, 3/25/2059, 144A(c)	2,941,682
2,285,000	Citigroup Mortgage Loan Trust, Series 2019-B, Class A1, 3.258%, 4/25/2066, 144A(c)(d)(e)	2,284,999
2,200,000	Colony American Finance Ltd., Series 2015-1, Class D, 5.649%, 10/15/2047, 144A	2,257,668
1,065,000	Colony American Finance Ltd., Series 2016-1, Class C, 4.638%, 6/15/2048, 144A(a)(c)	1,077,856
536,771	Countrywide Alternative Loan Trust, Series 2003-22CB, Class 1A1, 5.750%, 12/25/2033(a)	557,827
486,579	Countrywide Alternative Loan Trust, Series 2004-14T2, Class A11, 5.500%, 8/25/2034	501,075
972,328	Countrywide Alternative Loan Trust, Series 2004-J10, Class 2CB1, 6.000%, 9/25/2034	1,037,184
421,279	Countrywide Alternative Loan Trust, Series 2004-J3, Class 1A1, 5.500%, 4/25/2034(a)	433,862

See accompanying notes to financial statements.

17  |

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	ABS Home Equity — continued
$67,118	Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-HYB4, Class 2A1, 4.230%, 9/20/2034(a)(c)(d)(e)	$65,489
500,774	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR26, Class 7A1, 4.395%, 11/25/2033(a)(c)	510,814
248,174	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR28, Class 4A1, 4.650%, 12/25/2033(a)(c)(d)(e)	251,386
2,717,148	Credit Suisse Mortgage Trust, Series 2018-RPL2, Class A1, 4.030%, 8/25/2062, 144A(c)	2,723,554
1,154,762	Credit Suisse Mortgage Trust, Series 2018-RPL7, Class A1, 4.000%, 8/26/2058, 144A	1,170,528
190,314	CSFB Mortgage-Backed Pass-Through Certificates, Series 2003-27, Class 4A4, 5.750%, 11/25/2033(a)	198,782
705,374	Deutsche Mortgage Securities, Inc., Series 2004-4, Class 7AR1, 1-month LIBOR + 0.350%, 2.754%, 6/25/2034(b)	696,311
549,709	DSLA Mortgage Loan Trust, Series 2005-AR5, Class 2A1A, 1-month LIBOR + 0.330%, 2.720%, 9/19/2045(b)	448,922
1,495,014	Dukinfield II PLC, Series 2, Class A, GBP 3-month LIBOR + 1.250%, 2.034%, 12/20/2052, (GBP)(a)(b)	1,915,713
525,579	Eurosail PLC, Series 2007-2X, Class A3C, GBP 3-month LIBOR + 0.150%, 0.939%, 3/13/2045, (GBP)(a)(b)	652,410
1,505,000	Federal National Mortgage Association Connecticut Avenue Securities, Series 2017-C05, Class 1M2, 1-month LIBOR + 2.200%, 4.604%, 1/25/2030(b)	1,519,319
320,000	Federal National Mortgage Association Connecticut Avenue Securities, Series 2017-C07, Class 1M2, 1-month LIBOR + 2.400%, 4.804%, 5/28/2030(b)	325,206
1,070,494	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2014-DN1, Class M2, 1-month LIBOR + 2.200%, 4.604%, 2/25/2024(a)(b)	1,088,664
506,628	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2014-DN2, Class M2, 1-month LIBOR + 1.650%, 4.054%, 4/25/2024(a)(b)	509,172
1,695,079	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M2, 1-month LIBOR + 1.850%, 4.254%, 10/25/2027(a)(b)	1,712,822
130,000	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2018-DNA1, Class M2, 1-month LIBOR + 1.800%, 4.204%, 7/25/2030(b)	129,318
293,172	GCAT LLC, Series 2017-2, Class A1, 3.500%, 4/25/2047, 144A(a)(c)	293,463
796,977	GCAT LLC, Series 2018-1, Class A1, 3.844%, 6/25/2048, 144A(c)	801,490
969,510	GMACM Mortgage Loan Trust, Series 2005-AR1, Class 3A, 4.718%, 3/18/2035(c)	1,001,250
1,626,292	Gosforth Funding PLC, Series 2018-1A, Class A1, 3-month LIBOR + 0.450%, 2.971%, 8/25/2060, 144A(a)(b)	1,623,059
746,065	Grand Avenue Mortgage Loan Trust, Series 2017-RPL1, Class A1, 3.250%, 8/25/2064, 144A	745,637
195,320	GSR Mortgage Loan Trust, Series 2005-AR4, Class 4A1, 4.633%, 7/25/2035(c)(d)(e)	193,466
1,115,000	Home Partners of America Trust, Series 2016-2, Class E, 1-month LIBOR + 3.780%, 6.174%, 10/17/2033, 144A(b)	1,116,013

See accompanying notes to financial statements.

|  18

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	ABS Home Equity — continued
$1,123,000	Home Partners of America Trust, Series 2016-2, Class F, 1-month LIBOR + 4.700%, 7.094%, 10/17/2033, 144A(b)	$1,123,666
2,254,221	IndyMac Index Mortgage Loan Trust, Series 2004-AR6, Class 4A, 4.759%, 10/25/2034(c)	2,293,654
662,263	IndyMac Index Mortgage Loan Trust, Series 2004-AR7, Class A5, 1-month LIBOR + 1.220%, 3.624%, 9/25/2034(b)	620,162
2,857,096	IndyMac Index Mortgage Loan Trust, Series 2006-AR2, Class 2A1, 1-month LIBOR + 0.210%, 2.614%, 2/25/2046(b)	2,426,284
2,614,643	Invitation Homes Trust, Series 2018-SFR1, Class E, 1-month LIBOR + 2.000%, 4.394%, 3/17/2037, 144A(b)	2,618,735
4,475,000	Invitation Homes Trust, Series 2018-SFR2, Class E, 1-month LIBOR + 2.000%, 4.394%, 6/17/2037, 144A(b)	4,474,986
398,536	JPMorgan Mortgage Trust, Series 2003-A2, Class 3A1, 4.323%, 11/25/2033(a)(c)	410,001
1,303,621	JPMorgan Mortgage Trust, Series 2004-S1, Class 2A1, 6.000%, 9/25/2034	1,386,335
889,263	JPMorgan Mortgage Trust, Series 2005-A2, Class 3A2, 4.557%, 4/25/2035(a)(c)	908,172
135,132	JPMorgan Mortgage Trust, Series 2005-A3, Class 4A1, 4.863%, 6/25/2035(a)(c)(d)(e)	137,915
1,730,000	Lanark Master Issuer PLC, Series 2019-1A, Class 1A1, 3-month LIBOR + 0.770%, 3.295%, 12/22/2069(a)(b)	1,734,053
2,525,491	Legacy Mortgage Asset Trust, Series 2019-GS3, Class A1, 3.750%, 4/25/2059, 144A(c)	2,553,218
22	Lehman XS Trust, Series 2006-12N, Class A2A1, 1-month LIBOR + 0.150%, 2.554%, 8/25/2046(b)(d)(e)	21
526,240	Lehman XS Trust, Series 2006-2N, Class 1A1, 1-month LIBOR + 0.260%, 2.664%, 2/25/2046(b)	481,524
463,265	Ludgate Funding PLC, Series 2007-1, Class A2B, 0.000%, 1/01/2061, (EUR)(a)(c)	497,531
1,691,730	Ludgate Funding PLC, Series 2008-W1X, Class A1, GBP 3-month LIBOR + 0.600%, 1.441%, 1/01/2061, (GBP)(a)(b)	2,085,374
341,136	MASTR Adjustable Rate Mortgages Trust, Series 2004-4, Class 5A1, 5.137%, 5/25/2034(a)(c)(d)(e)	338,284
1,102,056	MASTR Adjustable Rate Mortgages Trust, Series 2004-7, Class 3A1, 4.253%, 7/25/2034(a)(c)	1,098,255
205,378	MASTR Adjustable Rate Mortgages Trust, Series 2006-2, Class 1A1, 4.796%, 4/25/2036(c)	208,519
336,145	MASTR Alternative Loan Trust, Series 2003-9, Class 4A1, 5.250%, 11/25/2033(a)	353,909
326,075	MASTR Alternative Loan Trust, Series 2004-5, Class 1A1, 5.500%, 6/25/2034(a)	340,389
420,454	MASTR Alternative Loan Trust, Series 2004-5, Class 2A1, 6.000%, 6/25/2034(a)	442,779
1,186,666	MASTR Alternative Loan Trust, Series 2004-8, Class 2A1, 6.000%, 9/25/2034	1,280,254
104,581	Merrill Lynch Mortgage Investors Trust, Series 2006-2, Class 2A, 4.435%, 5/25/2036(a)(c)(d)(e)	105,814

See accompanying notes to financial statements.

19  |

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	ABS Home Equity — continued
$493,173	Morgan Stanley Mortgage Loan Trust, Series 2005-7, Class 4A2, 5.500%, 11/25/2035(d)(e)	$456,819
989,714	Morgan Stanley Mortgage Loan Trust, Series 2005-7, Class 7A5, 5.500%, 11/25/2035	1,037,366
670,025	Newgate Funding PLC, Series 2007-3X, Class A2B, 3-month EURIBOR + 0.600%, 0.282%, 12/15/2050, (EUR)(a)(b)	738,920
671,757	Oak Hill Advisors Residential Loan Trust, Series 2017-NPL1, Class A1, 3.000%, 6/25/2057, 144A(a)(c)	670,511
1,503,161	Oak Hill Advisors Residential Loan Trust, Series 2017-NPL2, Class A1, 3.000%, 7/25/2057, 144A(a)(c)	1,503,927
2,085,284	Preston Ridge Partners Mortgage LLC, Series 2017-2A, Class A1, 3.470%, 9/25/2022, 144A(a)(c)	2,092,022
1,165,000	Preston Ridge Partners Mortgage LLC, Series 2017-2A, Class A2, 5.000%, 9/25/2022, 144A(c)	1,171,159
918,896	Preston Ridge Partners Mortgage LLC, Series 2017-3A, Class A1, 3.470%, 11/25/2022, 144A(a)(c)	920,935
405,000	Preston Ridge Partners Mortgage LLC, Series 2017-3A, Class A2, 5.000%, 11/25/2022, 144A(c)	402,648
895,000	Preston Ridge Partners Mortgage LLC, Series 2018-1A, Class A2, 5.000%, 4/25/2023, 144A(c)	893,390
2,621,435	Prime Mortgage Trust, 6.000%, 8/25/2022	2,663,422
681,000	Progress Residential Trust, Series 2017-SFR2, Class E, 4.142%, 12/17/2034, 144A	693,984
564,000	Progress Residential Trust, Series 2018-SFR2, Class E, 4.656%, 8/17/2035, 144A	584,625
2,398,000	Progress Residential Trust, Series 2019-SFR1, Class E, 4.466%, 8/17/2035, 144A	2,486,827
527,810	RCO V Mortgage LLC, Series 2018-1, Class A1, 4.000%, 5/25/2023, 144A(c)	529,985
3,626,599	RCO V Mortgage LLC, Series 2019-1, Class A1, 3.721%, 5/24/2024, 144A(c)	3,652,150
1,268,294	Residential Asset Securitization Trust, Series 2005-A8CB, Class A9, 5.375%, 7/25/2035	1,108,975
355,755	Residential Funding Mortgage Securities, Series 2006-S1, Class 1A3, 5.750%, 1/25/2036(d)(e)	340,816
1,397,741	Residential Funding Mortgage Securities, Series 2006-SA2, Class 3A1, 5.257%, 8/25/2036(c)	1,310,057
378,754	RMAC Securities No. 1 PLC, Series 2006-NS1X, Class A2C, 0.000%, 6/12/2044, (EUR)(a)(c)	412,430
286,375	RMAC Securities No. 1 PLC, Series 2007-NS1X, Class A2A, GBP 3-month LIBOR + 0.150%, 0.943%, 6/12/2044, (GBP)(a)(b)	341,815
1,425,014	RMAT, Series 2018-NPL1, Class A1, 4.090%, 5/25/2048, 144A(c)	1,434,526
1,503,219	Stanwich Mortgage Loan Trust, Series 2018-NPB1, Class A1, 4.016%, 5/16/2023, 144A(c)	1,509,746
3,191,085	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-14, Class A1, 1-month LIBOR + 0.310%, 2.714%, 7/25/2035(b)	2,536,052
251,497	Structured Asset Securities Corp. Trust, Series 2005-1, Class 7A7, 5.500%, 2/25/2035(d)(e)	254,412
2,112,048	Towd Point Mortgage Trust, Series 2015-2, Class 1A13, 2.500%, 11/25/2060, 144A(c)	2,111,801

See accompanying notes to financial statements.

|  20

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	ABS Home Equity — continued
$2,492,424	Vericrest Opportunity Loan Trust, Series 2019-NPL3, Class A1, 3.967%, 3/25/2049, 144A(c)	$2,510,428
1,550,957	VOLT LXVIII LLC, Series 2018-NPL4, Class A1A, 4.336%, 7/27/2048, 144A(c)	1,563,389
1,696,991	VOLT LXX LLC, Series 2018-NPL6, Class A1A, 4.115%, 9/25/2048, 144A(c)	1,713,120
1,271,406	VOLT LXXI LLC, Series 2018-NPL7, Class A1A, 3.967%, 9/25/2048, 144A(c)	1,281,173
8,742,235	VOLT LXXII LLC, Series 2018-NPL8, Class A1A, 4.213%, 10/26/2048, 144A(c)	8,797,114
3,567,888	VOLT LXXV LLC, Series 2019-NPL1, Class A1A, 4.336%, 1/25/2049, 144A(c)	3,616,083
1,162,266	Wells Fargo Mortgage Backed Securities Trust, Series 2004-I, Class 2A1, 5.074%, 7/25/2034(a)(c)	1,207,115
203,527	Wells Fargo Mortgage Backed Securities Trust, Series 2004-O, Class A1, 4.711%, 8/25/2034(a)(c)(d)(e)	207,342
112,108	Wells Fargo Mortgage Backed Securities Trust, Series 2005-11, Class 2A3, 5.500%, 11/25/2035(d)(e)	113,040
566,492	Wells Fargo Mortgage Backed Securities Trust, Series 2005-16, Class A18, 6.000%, 12/25/2035(d)(e)	571,960
260,674	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR10, Class 2A4, 4.947%, 5/01/2035(a)(c)	271,031
334,505	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR12, Class 2A5, 4.988%, 6/25/2035(a)(c)	346,633
579,732	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR2, Class 3A1, 5.141%, 3/25/2035(c)	596,578
1,720,103	Wells Fargo Mortgage Backed Securities Trust, Series 2006-3, Class A11, 5.500%, 3/25/2036	1,748,366

		141,531,556

	ABS Other — 4.7%
893,748	Accelerated Assets LLC, Series 18-1, Class B, 4.510%, 12/02/2033, 144A	916,668
2,786,061	AIM Aviation Finance Ltd., Series 2015-1A, Class B1, 5.072%, 2/15/2040, 144A(a)(c)	2,817,628
350,000	Ascentium Equipment Receivables Trust, Series 2017-2A, Class C, 2.870%, 8/10/2022, 144A(a)	353,345
1,052,708	Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A, Class A, 4.213%, 12/16/2041, 144A(a)(c)	1,084,559
1,413,516	Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A, Class B, 5.682%, 12/16/2041, 144A(a)(c)	1,480,979
1,252,864	Castlelake Aircraft Securitization Trust, Series 18-1, Class B, 5.300%, 6/15/2043, 144A	1,270,495
250,000	CCG Receivables Trust, Series 2018-1, Class C, 3.420%, 6/16/2025, 144A(a)	253,582
580,000	Chesapeake Funding II LLC, Series 2017-2A, Class D, 3.710%, 5/15/2029, 144A	588,196
775,000	Chesapeake Funding II LLC, Series 2017-4A, Class D, 3.260%, 11/15/2029, 144A	778,899
790,000	Chesapeake Funding II LLC, Series 2018-1A, Class C, 3.570%, 4/15/2030, 144A	806,482

See accompanying notes to financial statements.

21  |

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	ABS Other — continued
$2,125,000	Chesapeake Funding II LLC, Series 2018-1A, Class D, 3.920%, 4/15/2030, 144A	$2,175,259
485,570	Diamond Resorts Owner Trust, Series 2017-1A, Class C, 6.070%, 10/22/2029, 144A	499,102
2,023,069	Diamond Resorts Owner Trust, Series 2018-1, Class C, 4.530%, 1/21/2031, 144A	2,048,341
3,100,000	Fairstone Financial Issuance Trust, Series 2019-1A, Class A, 3.948%, 3/21/2033, 144A, (CAD)	2,391,726
2,190,580	GCA2014 Holdings Ltd., Series 2014-1, Class C, 6.000%, 1/05/2030, 144A(d)(e)(f)(g)	1,748,083
912,920	GCA2014 Holdings Ltd., Series 2014-1, Class D, 7.500%, 1/05/2030, 144A(d)(e)(f)(g)	456,551
3,410,000	GCA2014 Holdings Ltd., Series 2014-1, Class E, Zero Coupon, 1/05/2030, 144A(d)(e)(f)(g)(h)	—
989,059	Global Container Assets Ltd., Series 2015-1A, Class B, 4.500%, 2/05/2030, 144A(g)(i)	975,037
4,777,834	Horizon Aircraft Finance I Ltd., Series 2018-1, Class A, 4.458%, 12/15/2038, 144A	4,953,406
2,340,468	Kestrel Aircraft Funding Ltd., Series 2018-1A, Class A, 4.250%, 12/15/2038, 144A	2,380,499
1,424,620	MAPS Ltd., Series 2018-1A, Class A, 4.212%, 5/15/2043, 144A	1,460,049
1,857,012	MAPS Ltd., Series 2018-1A, Class B, 5.193%, 5/15/2043, 144A	1,892,040
1,362,297	Marlette Funding Trust, Series 2019-1A, Class A, 3.440%, 4/16/2029, 144A	1,373,901
3,515,000	Marlette Funding Trust, Series 2019-3A, Class A, 2.690%, 9/17/2029, 144A(e)	3,514,714
765,000	MVW Owner Trust, Series 2019-1A, Class C, 3.330%, 11/20/2036, 144A	774,109
1,100,000	Navistar Financial Dealer Note Master Owner Trust II, Series 2018-1, Class A, 1-month LIBOR + 0.630%, 3.034%, 9/25/2023, 144A(a)(b)	1,102,169
3,120,000	OneMain Financial Issuance Trust, Series 2015-3A, Class B, 4.160%, 11/20/2028, 144A(a)	3,205,736
3,100,000	OneMain Financial Issuance Trust, Series 2016-1A, Class C, 6.000%, 2/20/2029, 144A(a)	3,190,654
2,067,412	OneMain Financial Issuance Trust, Series 2016-2A, Class B, 5.940%, 3/20/2028, 144A(a)	2,075,400
3,230,000	OneMain Financial Issuance Trust, Series 2019-1A, Class D, 4.220%, 2/14/2031, 144A	3,335,848
810,000	Oxford Finance Funding Trust, Series 2019-1A, Class A2, 4.459%, 2/15/2027, 144A	831,752
4,590,778	S-Jets Ltd., Series 2017-1, Class A, 3.967%, 8/15/2042, 144A(a)	4,685,428
3,718,000	SCF Equipment Trust LLC, Series 2018-1A, Class C, 4.210%, 4/20/2027, 144A	3,913,084
1,264,768	Shenton Aircraft Investment I Ltd., Series 2015-1A, Class A, 4.750%, 10/15/2042, 144A(a)	1,296,688
580,000	SoFi Consumer Loan Program Trust, Series 2018-1, Class B, 3.650%, 2/25/2027, 144A	593,731
1,410,000	SoFi Consumer Loan Program Trust, Series 2018-2, Class A2, 3.350%, 4/26/2027, 144A	1,424,125

See accompanying notes to financial statements.

|  22

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	ABS Other — continued
$1,690,000	SoFi Consumer Loan Program Trust, Series 2018-2, Class B, 3.790%, 4/26/2027, 144A	$1,730,904
1,010,000	SoFi Consumer Loan Program Trust, Series 2018-4, Class C, 4.170%, 11/26/2027, 144A	1,051,939
1,122,323	Sprite Ltd., Series 2017-1, Class B, 5.750%, 12/15/2037, 144A(a)	1,152,844
1,638,583	TAL Advantage V LLC, Series 2013-2A, Class A, 3.550%, 11/20/2038, 144A(a)	1,659,109
237,832	Thunderbolt Aircraft Lease Ltd., Series 2017-A, Class B, 5.750%, 5/17/2032, 144A(c)	245,627
5,770,000	Verizon Owner Trust, Series 2017-3A, Class A1B, 1-month LIBOR + 0.270%, 2.653%, 4/20/2022, 144A(a)(b)	5,769,994
1,110,623	Wave LLC, Series 2017-1A, Class B, 5.682%, 11/15/2042, 144A(a)	1,146,881

		75,405,563

	ABS Student Loan — 0.5%
1,065,968	Navient Student Loan Trust, Series 18-4A, Class A1, 1-month LIBOR + 0.250%, 2.654%, 6/27/2067, 144A(a)(b)	1,065,334
944,000	SLM Private Credit Student Loan Trust, Series 2003-A, Class A3, 28-day ARS, 5.260%, 6/15/2032(a)(b)(e)	943,717
2,602,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A3, 28-day ARS, 5.280%, 3/15/2033(a)(b)(e)	2,601,219
282,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A4, 28-day ARS, 5.290%, 3/15/2033(b)(e)	281,915
997,568	SMB Private Education Loan Trust, Series 18-C, Class A1, 1-month LIBOR + 0.300%, 2.694%, 9/15/2025, 144A(a)(b)	997,474
1,350,000	SMB Private Education Loan Trust, Series 2017-B, Class A2B, 1-month LIBOR + 0.750%, 3.144%, 10/15/2035, 144A(a)(b)	1,349,469
82,106	SoFi Professional Loan Program LLC, Series 2014-B, Class A1, 1-month LIBOR + 1.250%, 3.654%, 8/25/2032, 144A(a)(b)	82,326
367,185	SoFi Professional Loan Program LLC, Series 2015-A, Class A1, 1-month LIBOR + 1.200%, 3.604%, 3/25/2033, 144A(a)(b)	368,002
1,115,533	SoFi Professional Loan Program LLC, Series 2016-A, Class B, 3.570%, 1/26/2038, 144A(a)	1,106,809

		8,796,265

	ABS Whole Business — 1.5%
4,318,631	Adams Outdoor Advertising LP, Series 2018-1, Class A, 4.810%, 11/15/2048, 144A	4,594,875
3,444,700	Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/2047, 144A(a)	3,526,951
318,330	Domino’s Pizza Master Issuer LLC, Series 2017-1A, Class A23, 4.118%, 7/25/2047	330,579
1,494,900	Driven Brands Funding LLC, Series 2018-1A, Class A2, 4.739%, 4/20/2048, 144A	1,568,031
2,168,613	Five Guys Funding LLC, Series 2017-1A, Class A2, 4.600%, 7/25/2047, 144A	2,252,810
3,002,313	Planet Fitness Master Issuer LLC, Series 2018-1A, Class A2I, 4.262%, 9/05/2048, 144A	3,092,952
2,601,300	Stack Infrastructure Issuer LLC, Series 2019-1A, Class A2, 4.540%, 2/25/2044, 144A	2,708,273

See accompanying notes to financial statements.

23  |

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	ABS Whole Business — continued
$5,572,000	Taco Bell Funding LLC, Series 2018-1A, Class A2I, 4.318%, 11/25/2048, 144A	$5,779,780
897,750	Wingstop Funding LLC, Series 2018-1, Class A2, 4.970%, 12/05/2048, 144A	943,517

		24,797,768

	Aerospace & Defense — 1.6%
7,380,000	Boeing Co.(The), 2.700%, 5/01/2022	7,486,212
3,425,000	General Dynamics Corp., 3-month LIBOR + 0.290%, 2.825%, 5/11/2020(a)(b)	3,432,825
3,425,000	General Dynamics Corp., 3-month LIBOR + 0.380%, 2.915%, 5/11/2021(a)(b)	3,437,858
2,550,000	Leonardo U.S. Holdings, Inc., 6.250%, 1/15/2040, 144A	2,486,250
8,700,000	Rolls-Royce PLC, 2.375%, 10/14/2020, 144A	8,685,036

		25,528,181

	Agency Commercial Mortgage-Backed Securities — 0.1%
49,454,220	Government National Mortgage Association, Series 2012-135, Class IO, 0.580%, 1/16/2053(a)(c)(j)	1,780,426

	Airlines — 0.3%
4,037,938	Latam Airlines Pass Through Trust, Series 2015-1, Class B, 4.500%, 8/15/2025	3,997,559

	Automotive — 4.6%
5,785,000	BMW U.S. Capital LLC, 3-month LIBOR + 0.410%, 2.820%, 9/13/2019, 144A(a)(b)	5,789,327
5,985,000	BMW U.S. Capital LLC, 3-month LIBOR + 0.410%, 3.014%, 4/12/2021, 144A(a)(b)	5,990,159
3,135,000	Daimler Finance North America LLC, 3.100%, 5/04/2020, 144A	3,151,687
4,780,000	Daimler Finance North America LLC, 3.400%, 2/22/2022, 144A	4,877,201
3,585,000	General Motors Financial Co., Inc., 3-month LIBOR + 0.850%, 3.442%, 4/09/2021(b)	3,583,364
4,765,000	General Motors Financial Co., Inc., 3.700%, 11/24/2020	4,826,574
7,750,000	Hyundai Capital America, 3.950%, 2/01/2022, 144A	7,955,587
5,955,000	Nissan Motor Acceptance Corp., 3-month LIBOR + 0.580%, 3.177%, 1/13/2020, 144A(a)(b)	5,963,032
6,865,000	Nissan Motor Acceptance Corp., 3.650%, 9/21/2021, 144A	7,028,251
7,925,000	Toyota Industries Corp., 3.110%, 3/12/2022, 144A(a)	8,065,573
3,310,000	Toyota Motor Credit Corp., MTN, 3-month LIBOR + 1.500%, 2.754%, 10/09/2020(b)	3,310,431
12,395,000	Toyota Motor Credit Corp., MTN, 3-month LIBOR + 0.280%, 2.877%, 4/13/2021(a)(b)	12,433,534

		72,974,720

	Banking — 7.0%
3,375,000	American Express Co., 3.000%, 2/22/2021	3,411,961
4,910,000	American Express Co., 3-month LIBOR + 0.600%, 3.165%, 11/05/2021(b)	4,935,242
44,895,000	Banco Hipotecario S.A., Argentina Deposit Rates Badlar Pvt Banks + 2.500%, 50.417%, 1/12/2020, 144A, (ARS)(b)	923,164

See accompanying notes to financial statements.

|  24

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Banking — continued
44,570,000	Banco Hipotecario S.A., Argentina Deposit Rates Badlar Pvt Banks + 4.000%, 51.250%, 11/07/2022, 144A, (ARS)(b)	$885,026
21,970,000	Banco Macro S.A., 17.500%, 5/08/2022, 144A, (ARS)	312,902
46,000,000	Banco Supervielle S.A., Argentina Deposit Rates Badlar Pvt Banks + 4.500%, 47.667%, 8/09/2020, 144A, (ARS)(b)	992,117
2,425,000	Bank of America Corp., MTN, 3-month LIBOR + 0.650%, 2.999%, 6/25/2022(b)	2,431,995
7,325,000	Bank of New York Mellon Corp. (The), 3-month EURIBOR + 0.300%, 2.803%, 12/04/2020(a)(b)	7,332,421
2,415,000	Barclays Bank PLC, 2.650%, 1/11/2021	2,421,754
5,895,000	Citibank NA, 3-month LIBOR + 0.350%, 2.885%, 2/12/2021(a)(b)	5,893,577
5,245,000	Citibank NA, (fixed rate to 2/19/2021, variable rate thereafter), 3.165%, 2/19/2022	5,310,658
4,885,000	Citigroup, Inc., 2.350%, 8/02/2021	4,881,860
7,975,000	Citizens Bank NA, 3.250%, 2/14/2022(a)	8,129,772
6,860,000	HSBC Holdings PLC, 3-month LIBOR + 0.650%, 3.086%, 9/11/2021(a)(b)	6,866,343
2,550,000	JPMorgan Chase & Co., 3-month LIBOR + 0.680%, 3.200%, 6/01/2021(a)(b)	2,558,033
3,755,000	JPMorgan Chase Bank NA, 3-month LIBOR + 0.230%, 2.750%, 9/01/2020(a)(b)	3,755,853
3,960,000	JPMorgan Chase Bank NA, (fixed rate to 4/26/2020, variable rate thereafter), 3.086%, 4/26/2021(a)	3,982,255
6,280,000	KeyBank NA, 3.300%, 2/01/2022	6,445,130
2,430,000	Mitsubishi UFJ Financial Group, Inc., 3.218%, 3/07/2022	2,481,278
6,720,000	Mitsubishi UFJ Financial Group, Inc., 3-month LIBOR + 0.650%, 3.236%, 7/26/2021(a)(b)	6,746,711
8,035,000	PNC Bank NA, 3-month LIBOR + 0.350%, 2.786%, 3/12/2021(b)	8,042,633
3,460,000	Standard Chartered PLC, 3-month LIBOR + 1.150%, 3.742%, 1/20/2023, 144A(b)	3,455,294
3,460,000	Standard Chartered PLC, (fixed rate to 1/20/2022, variable rate thereafter), 4.247%, 1/20/2023, 144A	3,571,689
8,070,000	Sumitomo Mitsui Financial Group, Inc., 2.846%, 1/11/2022(a)	8,158,961
4,475,000	Synchrony Financial, 5.150%, 3/19/2029	4,822,126
3,510,000	Wells Fargo Bank NA, 3.625%, 10/22/2021(a)	3,609,158

		112,357,913

	Brokerage — 0.2%
3,140,000	Ameriprise Financial, Inc., 3.000%, 3/22/2022	3,197,626

	Chemicals — 0.5%
10,180,000	Hexion, Inc., 6.625%, 4/15/2020(k)	7,889,500

	Commercial Mortgage-Backed Securities — 0.2%
3,542,569	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 6A3, 4.905%, 10/25/2035(c)	3,626,023

	Construction Machinery — 1.2%
3,050,000	Caterpillar Financial Services Corp., GMTN, 3-month LIBOR + 0.290%, 2.793%, 9/04/2020(a)(b)	3,055,173
2,400,000	Caterpillar Financial Services Corp., MTN, 3.150%, 9/07/2021	2,447,733

See accompanying notes to financial statements.

25  |

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Construction Machinery — continued
$6,350,000	John Deere Capital Corp., MTN, 3-month LIBOR + 0.240%, 2.676%, 3/12/2021(a)(b)	$6,349,175
6,875,000	John Deere Capital Corp., MTN, 3.125%, 9/10/2021(a)	7,014,509

		18,866,590

	Consumer Cyclical Services — 0.9%
8,135,000	Uber Technologies, Inc., 7.500%, 11/01/2023, 144A	8,623,100
4,810,000	Uber Technologies, Inc., 8.000%, 11/01/2026, 144A	5,123,227

		13,746,327

	Consumer Products — 0.5%
7,040,000	Unilever Capital Corp., 3.000%, 3/07/2022(a)	7,201,146

	Diversified Manufacturing — 0.5%
7,945,000	3M Co., MTN, 2.750%, 3/01/2022(a)	8,075,797

	Electric — 1.0%
6,455,000	Enel SpA, (fixed rate to 9/24/2023, variable rate thereafter), 8.750%, 9/24/2073, 144A(a)	7,439,387
8,230,000	Florida Power & Light Co., 3-month LIBOR + 0.400%, 2.965%, 5/06/2022(b)	8,233,732

		15,673,119

	Finance Companies — 1.0%
6,000,000	Aircastle Ltd., 4.250%, 6/15/2026	6,069,290
6,500,000	USAA Capital Corp., 3.000%, 7/01/2020, 144A(a)	6,547,237
3,535,000	USSA Capital Corp., MTN, 2.625%, 6/01/2021, 144A	3,564,619

		16,181,146

	Financial Other — 0.4%
6,550,000	Mitsubishi UFJ Lease & Finance Co. Ltd., 3.406%, 2/28/2022, 144A	6,686,895
370,000	Yanlord Land (HK) Co. Ltd., 5.875%, 1/23/2022	374,468

		7,061,363

	Food & Beverage — 1.0%
3,065,000	Campbell Soup Co., 3-month LIBOR + 0.500%, 2.910%, 3/16/2020(a)(b)	3,066,991
1,935,000	Diageo Capital PLC, 3.000%, 5/18/2020	1,945,844
3,925,000	General Mills, Inc., 3.200%, 4/16/2021	3,984,552
6,390,000	NBM U.S Holdings, Inc., 7.000%, 5/14/2026, 144A	6,719,085

		15,716,472

	Gaming — 0.2%
2,945,000	MGM China Holdings Ltd., 5.375%, 5/15/2024, 144A	3,021,570

	Government Owned – No Guarantee — 1.3%
4,120,000	Export-Import Bank of Korea, 3-month LIBOR + 0.525%, 2.874%, 6/25/2022(b)	4,126,461
18,670,000,000	Financiera de Desarrollo Territorial S.A., 7.875%, 8/12/2024, 144A, (COP)(a)	6,201,868
4,935,000	Petrobras Global Finance BV, 5.750%, 2/01/2029	5,144,244
950,000	Petrobras Global Finance BV, 7.250%, 3/17/2044	1,062,584
3,525,000	YPF S.A., 6.950%, 7/21/2027, 144A	3,197,880

See accompanying notes to financial statements.

|  26

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Government Owned – No Guarantee — continued
$1,930,000	YPF S.A., Argentina Deposit Rates Badlar Pvt Banks + 4.000%, 48.750%, 7/07/2020, 144A(b)	$680,182

		20,413,219

	Health Insurance — 0.6%
6,900,000	Cigna Corp., 3-month LIBOR + 0.650%, 3.060%, 9/17/2021, 144A(a)(b)	6,902,911
3,125,000	Humana, Inc., 2.500%, 12/15/2020	3,126,655

		10,029,566

	Healthcare — 1.6%
8,095,000	Cigna Corp., 3.200%, 9/17/2020, 144A	8,169,755
4,010,000	CVS Health Corp., 2.800%, 7/20/2020	4,020,245
6,065,000	CVS Health Corp., 3-month LIBOR + 0.630%, 3.083%, 3/09/2020(a)(b)	6,079,717
6,065,000	CVS Health Corp., 3-month LIBOR + 0.720%, 3.173%, 3/09/2021(a)(b)	6,091,742
2,300,000	Polaris Intermediate Corp., 8.500% PIK, 8.500% Cash, 12/01/2022, 144A(l)	2,029,750

		26,391,209

	Home Construction — 0.2%
370,000	CIFI Holdings Group Co. Ltd., 5.500%, 1/23/2022	366,883
740,000	New Metro Global Ltd., 6.500%, 4/23/2021	747,452
740,000	Shimao Property Holdings Ltd., 4.750%, 7/03/2022	745,264
370,000	Sunac China Holdings Ltd., 7.350%, 7/19/2021	378,359
760,000	Sunac China Holdings Ltd., 8.625%, 7/27/2020	781,829

		3,019,787

	Independent Energy — 1.6%
3,570,000	Aker BP ASA, 4.750%, 6/15/2024, 144A	3,679,599
950,000	Bellatrix Exploration Ltd., 9.500% PIK, 3.000% Cash, 12/15/2023(d)(e)(f)(g)(l)	627,000
4,155,000	Bruin E&P Partners LLC, 8.875%, 8/01/2023, 144A	3,490,200
9,230,000	California Resources Corp., 8.000%, 12/15/2022, 144A	6,957,112
2,075,000	Gulfport Energy Corp., 6.000%, 10/15/2024	1,602,938
3,080,000	Gulfport Energy Corp., 6.375%, 5/15/2025	2,383,150
2,315,000	Jagged Peak Energy LLC, 5.875%, 5/01/2026	2,280,275
7,460,000	OGX Austria GmbH, 8.375%, 4/01/2022, 144A(d)(e)(k)	—
4,420,000	OGX Austria GmbH, 8.500%, 6/01/2018, 144A(d)(e)(k)	—
3,620,000	Vine Oil & Gas LP/Vine Oil & Gas Finance Corp., 8.750%, 4/15/2023, 144A	2,353,000
3,465,000	Vine Oil & Gas LP/Vine Oil & Gas Finance Corp., 9.750%, 4/15/2023, 144A	2,243,587

		25,616,861

	Industrial Other — 0.0%
740,000	CFLD Cayman Investment Ltd., 6.500%, 12/21/2020	743,739

	Integrated Energy — 0.6%
3,335,000	Gran Tierra Energy International Holdings Ltd., 6.250%, 2/15/2025, 144A	3,105,719
5,795,000	Shell International Finance BV, 3-month LIBOR + 0.350%, 2.786%, 9/12/2019(a)(b)	5,799,611

		8,905,330

See accompanying notes to financial statements.

27  |

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Life Insurance — 2.3%
$4,545,000	AEGON Funding Co. LLC, 5.750%, 12/15/2020	$4,757,638
2,770,000	AIA Group Ltd., 3-month LIBOR + 0.520%, 2.907%, 9/20/2021, 144A(b)	2,767,313
7,735,000	Jackson National Life Global Funding, 3.300%, 2/01/2022, 144A(a)	7,914,029
2,420,000	MassMutual Global Funding II, 2.500%, 4/13/2022, 144A(a)	2,440,323
4,270,000	Metropolitan Life Global Funding I, 3.375%, 1/11/2022, 144A	4,389,157
6,940,000	New York Life Global Funding, 3-month LIBOR + 0.160%, 2.479%, 10/01/2020, 144A(a)(b)	6,942,053
6,780,000	New York Life Global Funding, 3-month LIBOR + 0.320%, 2.885%, 8/06/2021, 144A(a)(b)	6,793,210
945,000	New York Life Global Funding, 2.950%, 1/28/2021, 144A(a)	955,717

		36,959,440

	Local Authorities — 0.5%
2,280,000	Provincia de Buenos Aires, 6.500%, 2/15/2023, 144A	1,896,390
216,360,000	Provincia de Buenos Aires, Argentina Deposit Rates Badlar Pvt Banks + 3.830%, 53.821%, 5/31/2022, (ARS)(b)	4,193,184
67,000,000	Provincia de Buenos Aires, 3-month EURIBOR + 3.75%, 54.501%, 4/12/2025, 144A, (ARS)(b)	1,248,829

		7,338,403

	Lodging — 0.3%
5,145,000	Marriott International, Inc., 3-month LIBOR + 0.650%, 3.103%, 3/08/2021(b)	5,159,081

	Media Entertainment — 1.0%
4,710,000	Fox Corp., 3.666%, 1/25/2022, 144A	4,867,391
1,700,000	iHeartCommunications, Inc., 8.375%, 5/01/2027	1,780,784
8,685,000	Netflix, Inc., 5.375%, 11/15/2029, 144A	9,225,120

		15,873,295

	Midstream — 0.5%
4,960,000	Midwest Connector Capital Co. LLC, 3.625%, 4/01/2022, 144A	5,082,123
800,000	Tennessee Gas Pipeline Co. LLC, 7.000%, 3/15/2027	971,150
2,160,000	Transportadora de Gas del Sur S.A., 6.750%, 5/02/2025, 144A	2,087,640

		8,140,913

	Non-Agency Commercial Mortgage-Backed Securities — 2.1%
4,565,000	CFCRE Commercial Mortgage Trust, Series 2011-C1, Class D, 6.272%, 4/15/2044, 144A(a)(c)	4,775,542
790,000	Credit Suisse Commercial Mortgage Securities Corp., Series 2019-SKLZ, Class D, 1-month LIBOR + 3.600%, 5.994%, 1/15/2034, 144A(b)	794,073
5,680,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class E, 4.373%, 9/15/2037, 144A	5,336,897
2,552,340	DBUBS Mortgage Trust, Series 2011-LC1A, Class E, 5.885%, 11/10/2046, 144A(a)(c)	2,650,944
132,980	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class AM, 5.464%, 1/15/2049(c)	132,909
1,570,000	Morgan Stanley Capital I Trust, Series 2011-C2, Class D, 5.668%, 6/15/2044, 144A(a)(c)	1,598,771
2,515,000	Morgan Stanley Capital I Trust, Series 2011-C2, Class E, 5.668%, 6/15/2044, 144A(c)	2,483,051

See accompanying notes to financial statements.

|  28

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Non-Agency Commercial Mortgage-Backed Securities — continued
$5,335,283	Motel 6 Trust, Series 2017-M6MZ, Class M, 1-month LIBOR + 6.927%, 9.321%, 8/15/2019, 144A(b)	$5,380,520
3,575,000	Starwood Retail Property Trust, Series 2014-STAR, Class E, 1-month LIBOR + 4.150%, 6.544%, 11/15/2027, 144A(b)	2,932,140
1,370,000	UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class E, 5.048%, 5/10/2063, 144A(c)(g)(i)	1,100,601
2,987,500	WFRBS Commercial Mortgage Trust, Series 2011-C2, Class D, 5.839%, 2/15/2044, 144A(a)(c)	3,053,472
1,809,189	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D, 5.856%, 3/15/2044, 144A(c)	1,632,938
450,000	WFRBS Commercial Mortgage Trust, Series 2012-C7, Class C, 4.970%, 6/15/2045(c)	460,411
950,000	WFRBS Commercial Mortgage Trust, Series 2012-C7, Class E, 4.970%, 6/15/2045, 144A(c)	838,371

		33,170,640

	Oil Field Services — 0.2%
872,000	Bellatrix Exploration Ltd., 8.500%, 9/11/2023(d)(e)(f)(g)	767,360
2,370,000	Transocean Sentry Ltd., 5.375%, 5/15/2023, 144A	2,372,962

		3,140,322

	Pharmaceuticals — 1.9%
8,040,000	Bristol-Myers Squibb Co., 2.600%, 5/16/2022, 144A	8,142,043
4,020,000	Celgene Corp., 2.250%, 8/15/2021	4,006,783
4,010,000	Celgene Corp., 2.875%, 8/15/2020	4,031,276
2,605,000	Mylan NV, 5.250%, 6/15/2046	2,429,838
940,000	Mylan, Inc., 5.200%, 4/15/2048	868,001
6,860,000	Pfizer, Inc., 3.000%, 9/15/2021(a)	6,997,269
6,170,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	4,195,292

		30,670,502

	Property & Casualty Insurance — 0.7%
6,000,000	Berkshire Hathaway Finance Corp., 3-month LIBOR + 0.320%, 2.904%, 1/10/2020(a)(b)	6,010,470
5,520,000	Marsh & McLennan Cos., Inc., 3.500%, 12/29/2020	5,612,064

		11,622,534

	Railroads — 0.3%
4,675,000	Union Pacific Corp., 2.950%, 3/01/2022	4,760,729

	Real Estate Operations/Development — 0.1%
600,000	Easy Tactic Ltd., 7.000%, 4/25/2021	611,285
370,000	Logan Property Holdings Co. Ltd., 5.250%, 2/23/2023	353,024

		964,309

	Retailers — 0.9%
1,463,000	Alimentation Couche-Tard, Inc., 3-month LIBOR + 0.500%, 2.950%, 12/13/2019, 144A(a)(b)	1,463,315
5,955,000	Home Depot, Inc. (The), 3-month LIBOR + 0.310%, 2.830%, 3/01/2022(b)	5,965,353
6,635,000	Walmart, Inc., 3-month LIBOR + 0.230%, 2.573%, 6/23/2021(a)(b)	6,650,043

		14,078,711

See accompanying notes to financial statements.

29  |

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Sovereigns — 0.0%
29,460,000	Argentina Politica Monetaria, Argentina Central Bank 7-day Repo Reference Rate, 61.779%, 6/21/2020, (ARS)(c)	$678,804

	Student Loans — 0.2%
3,340,371	Massachusetts Educational Financing Authority, Series 2018-A, Class A, 3.850%, 5/25/2033(a)	3,573,229

	Technology — 3.0%
6,045,000	Apple, Inc., 3-month LIBOR + 0.070%, 2.605%, 5/11/2020(a)(b)	6,048,103
6,325,000	Apple, Inc., 3-month LIBOR + 0.250%, 2.812%, 2/07/2020(a)(b)	6,334,052
11,695,000	Broadcom, Inc., 4.750%, 4/15/2029, 144A	12,008,221
1,990,000	CalAmp Corp., 2.000%, 8/01/2025, 144A	1,609,623
530,000	CommScope Technologies LLC, 5.000%, 3/15/2027, 144A	461,100
230,000	CommScope Technologies LLC, 6.000%, 6/15/2025, 144A	215,558
3,015,000	Flex Ltd., 4.875%, 6/15/2029	3,072,172
3,250,000	Hewlett Packard Enterprise Co., 3.600%, 10/15/2020	3,292,763
6,000,000	International Business Machines Corp., 3-month LIBOR + 0.230%, 2.812%, 1/27/2020(a)(b)	6,006,330
8,280,000	International Business Machines Corp., 2.850%, 5/13/2022	8,421,131

		47,469,053

	Tobacco — 1.0%
7,945,000	Altria Group, Inc., 3.490%, 2/14/2022(a)	8,170,699
8,210,000	BAT Capital Corp., 2.297%, 8/14/2020	8,192,923

		16,363,622

	Transportation Services — 0.7%
5,050,000	FedEx Corp., 3.400%, 1/14/2022	5,177,387
5,805,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 3.650%, 7/29/2021, 144A	5,936,091

		11,113,478

	Treasuries — 1.8%
54,864,000,000	Indonesia Treasury Bond, Series FR77, 8.125%, 5/15/2024, (IDR)	4,085,431
380,700,000	Republic of South Africa Government Bond, 8.500%, 1/31/2037, (ZAR)(a)	24,668,122

		28,753,553

	Wireless — 0.3%
1,130,000	Millicom International Cellular S.A., 5.125%, 1/15/2028, 144A	1,144,125
2,900,000	Millicom International Cellular S.A., 6.250%, 3/25/2029, 144A	3,110,250

		4,254,375

	Wirelines — 0.7%
4,070,000	AT&T, Inc., 3.000%, 2/15/2022	4,135,112
1,200,000	AT&T, Inc., 3.000%, 6/30/2022	1,221,014
1,245,000	AT&T, Inc., 3.200%, 3/01/2022	1,271,501
4,670,000	AT&T, Inc., 3.800%, 3/15/2022	4,844,831

		11,472,458

	Total Non-Convertible Bonds (Identified Cost $1,245,491,620)	1,217,967,327

See accompanying notes to financial statements.

|  30

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
Convertible Bonds — 1.0%
	Cable Satellite — 0.5%
$4,280,000	DISH Network Corp., 2.375%, 3/15/2024	$3,953,716
3,625,000	DISH Network Corp., 3.375%, 8/15/2026	3,524,167

		7,477,883

	Diversified Manufacturing — 0.0%
600,000	Greenbrier Cos., Inc. (The), 2.875%, 2/01/2024	576,530

	Diversified Operations — 0.0%
775,000	RWT Holdings, Inc., 5.625%, 11/15/2019	779,716

	Independent Energy — 0.2%
1,280,000	Chesapeake Energy Corp., 5.500%, 9/15/2026	1,021,668
385,000	SM Energy Co., 1.500%, 7/01/2021	354,257
1,075,000	Whiting Petroleum Corp., 1.250%, 4/01/2020	1,040,063

		2,415,988

	Media Entertainment — 0.0%
575,000	Liberty Media Corp., 2.250%, 9/30/2046	307,299

	Oil Field Services — 0.1%
1,760,000	Nabors Industries, Inc., 0.750%, 1/15/2024	1,255,390

	Pharmaceuticals — 0.2%
2,865,000	BioMarin Pharmaceutical, Inc., 0.599%, 8/01/2024	2,974,228
710,000	Flexion Therapeutics, Inc., 3.375%, 5/01/2024	616,369

		3,590,597

	Total Convertible Bonds (Identified Cost $17,686,356)	16,403,403

	Total Bonds and Notes (Identified Cost $1,263,177,976)	1,234,370,730

Senior Loans — 5.3%
	Aerospace & Defense — 0.1%
2,281,405	Science Applications International Corp., 2018 Term Loan B, 1-month LIBOR + 1.750%, 4.152%, 10/31/2025(b)	2,265,002

	Automotive — 0.1%
2,289,395	Truck Hero, Inc., 1st Lien Term Loan, 1-month LIBOR + 3.750%, 6.152%, 4/21/2024(b)	2,147,750

	Building Materials — 0.7%
2,336,294	American Builders & Contractors Supply Co., Inc., 2018 Term Loan B, 1-month LIBOR + 2.000%, 4.402%, 10/31/2023(b)	2,300,268
3,278,502	Hamilton Holdco LLC, 2018 Term Loan B, 3-month LIBOR + 2.000%, 4.330%, 7/02/2025(b)	3,253,914
5,140,788	Jeld-Wen, Inc., 2017 1st Lien Term Loan, 3-month LIBOR + 2.000%, 4.330%, 12/14/2024(b)	5,109,943

		10,664,125

See accompanying notes to financial statements.

31  |

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Cable Satellite — 0.6%
$2,840,000	Unitymedia Finance LLC, 2018 Term Loan E, 1-month LIBOR + 2.000%, 4.394%, 6/01/2023(b)	$2,831,934
4,350,409	Unitymedia Finance LLC, Term Loan B, 1-month LIBOR + 2.250%, 4.644%, 9/30/2025(b)	4,335,922
2,979,034	Ziggo Secured Finance Partnership, USD Term Loan E, 1-month LIBOR + 2.500%, 4.894%, 4/15/2025(b)	2,916,058

		10,083,914

	Chemicals — 0.2%
3,364,285	Axalta Coating Systems US Holdings, Inc., USD Term Loan B3, 3-month LIBOR + 1.750%, 4.080%, 6/01/2024(b)	3,321,188

	Construction Machinery — 0.3%
4,521,830	United Rentals, Inc., Term Loan B, 1-month LIBOR + 1.750%, 4.152%, 10/31/2025(b)	4,517,580

	Electric — 0.4%
3,982,912	AES Corp., 2018 Term Loan B, 3-month LIBOR + 1.750%, 4.272%, 5/31/2022(b)	3,973,950
2,752,337	Vistra Operations Co. LLC, 1st Lien Term Loan B3, LIBOR + 2.000%, 4.397%, 12/31/2025(m)	2,747,878

		6,721,828

	Food & Beverage — 0.4%
4,474,701	Aramark Services, Inc., 2018 Term Loan B3, 3-month LIBOR + 1.750%, 4.080%, 3/11/2025(b)	4,455,684
2,320,160	Post Holdings, Inc., 2017 Series A Incremental Term Loan, 1-month LIBOR + 2.000%, 4.404%, 5/24/2024(b)	2,307,260

		6,762,944

	Healthcare — 0.4%
1,120,050	IQVIA, Inc., 2017 USD Term Loan B2, 3-month LIBOR + 2.000%, 4.330%, 1/17/2025(b)	1,117,250
4,696,322	IQVIA, Inc., 2018 USD Term Loan B3, 1-month LIBOR + 1.750%, 4.152%, 6/11/2025(b)	4,665,983

		5,783,233

	Independent Energy — 0.2%
811,000	California Resources Corp., 2017 1st Lien Term Loan, 1-month LIBOR + 4.750%, 7.152%, 12/31/2022(b)	773,929
3,740,000	Gavilan Resources LLC, 2nd Lien Term Loan, 1-month LIBOR + 6.000%, 8.402%, 3/01/2024(b)	1,907,400

		2,681,329

	Lodging — 0.1%
848,588	Wyndham Hotels & Resorts, Inc., Term Loan B, 1-month LIBOR + 1.750%, 4.152%, 5/30/2025(b)	845,541

	Packaging — 0.1%
1,686,250	Berry Global, Inc., USD Term Loan U, 5/15/2026(n)	1,673,789

See accompanying notes to financial statements.

|  32

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Pharmaceuticals — 0.3%
$1,187,025	Catalent Pharma Solutions, Inc., Term Loan B2, 1-month LIBOR + 2.250%, 4.652%, 5/18/2026(b)	$1,186,040
3,880,228	Grifols Worldwide Operations USA, Inc., 2017 Acquisition Term Loan, 1-week LIBOR + 2.250%, 4.635%, 1/31/2025(b)	3,867,423

		5,053,463

	Restaurants — 0.3%
5,121,666	1011778 B.C. Unlimited Liability Co., Term Loan B3, 1-month LIBOR + 2.250%, 4.652%, 2/16/2024(b)	5,079,002

	Technology — 0.6%
3,808,808	First Data Corp., 2017 USD Term Loan, 1-month LIBOR + 2.000%, 4.404%, 7/08/2022(b)	3,804,086
4,604,256	Iron Mountain, Inc., 2018 Term Loan B, 1-month LIBOR + 1.750%, 4.152%, 1/02/2026(b)	4,466,128
925,576	Microchip Technology, Inc., 2018 Term Loan B, 1-month LIBOR + 2.000%, 4.410%, 5/29/2025(b)	919,504

		9,189,718

	Transportation Services — 0.3%
4,171,707	Uber Technologies, Inc., 2018 Incremental Term Loan, 1-month LIBOR + 3.500%, 5.904%, 7/13/2023(b)	4,165,616

	Wireless — 0.2%
3,908,961	UPC Financing Partnership, USD Term Loan AR, 1-month LIBOR + 2.500%, 4.894%, 1/15/2026(b)	3,903,293

	Total Senior Loans (Identified Cost $86,692,826)	84,859,315

Collateralized Loan Obligations — 2.0%
4,569,933	CVP Cascade CLO Ltd., Series 2014-2A, Class A1R, 3-month LIBOR + 1.200%, 3.801%, 7/18/2026, 144A(b)	4,573,465
8,040,000	Elevation CLO Ltd., Series 2015-4A, Class AR, 3-month LIBOR + 0.990%, 3.385%, 4/18/2027, 144A(b)	8,040,005
824,327	Halcyon Loan Advisors Funding Ltd., Series 2013-1A, Class A1, 3-month LIBOR + 1.150%, 3.747%, 4/15/2025, 144A(b)	824,454
5,313,783	Halcyon Loan Advisors Funding Ltd., Series 2014-2A, Class A1BR, 3-month LIBOR + 1.180%, 3.762%, 4/28/2025, 144A(b)	5,320,478
3,685,000	Jamestown CLO VII Ltd., Series 2015-7A, Class A1R, 3-month LIBOR + 0.830%, 3.410%, 7/25/2027, 144A(b)	3,669,072
1,175,000	Madison Park Funding Ltd., Series 2014-12A, Class B1R, 3-month LIBOR + 1.650%, 4.242%, 7/20/2026, 144A(b)	1,177,286
4,085,000	Mountain View CLO X Ltd., Series 2015-10A, Class AR, 3-month LIBOR + 0.820%, 3.417%, 10/13/2027, 144A(b)	4,065,239
3,965,000	Parallel Ltd., Series 2015-1A, Class AR, 3-month LIBOR + 0.850%, 3.442%, 7/20/2027, 144A(b)	3,960,473

	Total Collateralized Loan Obligations (Identified Cost $31,674,840)	31,630,472

See accompanying notes to financial statements.

33  |

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
Loan Participations — 0.3%
	ABS Other — 0.3%
$5,146,606	Harbour Aircraft Investments Ltd., Series 2017-1, Class C, 8.000%, 11/15/2037(e) (Identified Cost $5,135,046)	$5,189,236

Shares
Preferred Stocks — 0.6%
Convertible Preferred Stocks — 0.3%
	Food & Beverage — 0.2%
42,272	Bunge Ltd., 4.875%	4,224,124

	Midstream — 0.1%
1,714	Chesapeake Energy Corp., 5.750%	819,749
2,329	El Paso Energy Capital Trust I, 4.750%	123,437

		943,186

	Total Convertible Preferred Stocks (Identified Cost $5,225,333)	5,167,310

Non-Convertible Preferred Stocks — 0.3%
	Cable Satellite — 0.3%
4,040,000	NBCUniversal Enterprise, Inc., 5.250%, 144A(a) (Identified Cost $4,040,000)	4,136,960

	Total Preferred Stocks (Identified Cost $9,265,333)	9,304,270

Common Stocks — 3.3%
	Aerospace & Defense — 0.1%
1,968	Boeing Co. (The)	716,372

	Air Freight & Logistics — 0.0%
3,223	United Parcel Service, Inc., Class B	332,839

	Airlines — 0.0%
13,754	Southwest Airlines Co.	698,428

	Banks — 0.1%
10,765	Citigroup, Inc.	753,873
6,499	JPMorgan Chase & Co.	726,588

		1,480,461

	Beverages — 0.0%
11,893	Molson Coors Brewing Co., Class B	666,008

	Biotechnology — 0.1%
9,301	AbbVie, Inc.	676,369
3,966	Amgen, Inc.	730,854
10,705	Gilead Sciences, Inc.	723,230

		2,130,453

See accompanying notes to financial statements.

|  34

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Shares	Description	Value (†)
	Capital Markets — 0.1%
8,846	LPL Financial Holdings, Inc.	$721,568
2,278	Morgan Stanley	99,799

		821,367

	Chemicals — 0.1%
8,460	LyondellBasell Industries NV, Class A	728,660

	Commercial Services & Supplies — 0.0%
4,090	Waste Management, Inc.	471,863

	Communications Equipment — 0.0%
9,380	Cisco Systems, Inc.	513,367

	Construction Materials — 0.2%
673,076	Cemex SAB de CV, Sponsored ADR	2,853,842

	Diversified Consumer Services — 0.1%
26,245	H&R Block, Inc.	768,978

	Diversified Telecommunication Services — 0.0%
8,235	Verizon Communications, Inc.	470,466

	Electric Utilities — 0.1%
17,029	FirstEnergy Corp.	729,011
23,456	PPL Corp.	727,371
4,971	Southern Co. (The)	274,797

		1,731,179

	Electrical Equipment — 0.1%
8,847	Eaton Corp. PLC	736,778

	Electronic Equipment, Instruments & Components — 0.1%
6,653	CDW Corp.	738,483

	Food & Staples Retailing — 0.1%
13,680	Walgreens Boots Alliance, Inc.	747,886

	Health Care Providers & Services — 0.1%
8,621	AmerisourceBergen Corp.	735,027
4,826	McKesson Corp.	648,566
2,904	UnitedHealth Group, Inc.	708,605

		2,092,198

	Hotels, Restaurants & Leisure — 0.1%
6,259	Darden Restaurants, Inc.	761,908
12,287	Las Vegas Sands Corp.	726,039
8,680	Starbucks Corp.	727,644

		2,215,591

	Household Durables — 0.1%
22,479	PulteGroup, Inc.	710,786

	Industrial Conglomerates — 0.0%
1,203	Honeywell International, Inc.	210,032

	Insurance — 0.2%
12,595	Aflac, Inc.	690,332

See accompanying notes to financial statements.

35  |

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Shares	Description	Value (†)
	Insurance — continued
17,882	Fidelity National Financial, Inc.	$720,645
14,936	MetLife, Inc.	741,871
7,277	Principal Financial Group, Inc.	421,484
6,943	Prudential Financial, Inc.	701,243

		3,275,575

	IT Services — 0.3%
3,930	Accenture PLC, Class A	726,146
4,325	Automatic Data Processing, Inc.	715,052
6,879	Booz Allen Hamilton Holding Corp.	455,459
5,580	Broadridge Financial Solutions, Inc.	712,455
9,238	Leidos Holdings, Inc.	737,654
2,738	MasterCard, Inc., Class A	724,283
8,359	Paychex, Inc.	687,862
4,226	Visa, Inc., Class A	733,422

		5,492,333

	Life Sciences Tools & Services — 0.1%
2,480	Thermo Fisher Scientific, Inc.	728,326

	Machinery — 0.1%
4,302	Cummins, Inc.	737,105
4,580	Illinois Tool Works, Inc.	690,710
10,235	PACCAR, Inc.	733,440

		2,161,255

	Media — 0.2%
1,943	CBS Corp., Class B	96,956
16,774	Comcast Corp., Class A	709,205
7,128	Nexstar Media Group, Inc., Class A	719,928
9,187	Omnicom Group, Inc.	752,875
13,750	Sinclair Broadcast Group, Inc., Class A	737,412

		3,016,376

	Oil, Gas & Consumable Fuels — 0.2%
349,549	Bellatrix Exploration Ltd.(d)(e)(f)(g)(h)	42,708
11,212	ConocoPhillips	683,932
1,884	Dommo Energia S.A., Sponsored ADR(h)	11,304
99,386	Encana Corp.	509,850
9,696	Occidental Petroleum Corp.	487,515
29,900	Plains GP Holdings LP, Class A(h)	746,603
73,856	Whiting Petroleum Corp.(h)	1,379,630

		3,861,542

	Pharmaceuticals — 0.2%
4,330	Allergan PLC	724,972
14,983	Bristol-Myers Squibb Co.	679,479
5,158	Johnson & Johnson	718,406
8,594	Merck & Co., Inc.	720,607
14,842	Pfizer, Inc.	642,956

		3,486,420

See accompanying notes to financial statements.

|  36

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Shares	Description	Value (†)
	REITs – Diversified — 0.1%
30,549	CoreCivic, Inc.	$634,197
18,081	Gaming and Leisure Properties, Inc.	704,797
30,677	GEO Group, Inc. (The)	644,524
3,717	Outfront Media, Inc.	95,862

		2,079,380

	REITs – Storage — 0.0%
21,451	Iron Mountain, Inc.	671,416

	Semiconductors & Semiconductor Equipment — 0.1%
2,375	Broadcom, Inc.	683,667
4,727	QUALCOMM, Inc.	359,583
2,546	Texas Instruments, Inc.	292,179

		1,335,429

	Software — 0.1%
2,722	Intuit, Inc.	711,340
5,351	Microsoft Corp.	716,820
12,736	Oracle Corp.	725,570

		2,153,730

	Specialty Retail — 0.1%
2,192	Best Buy Co., Inc.	152,848
3,465	Home Depot, Inc. (The)	720,616

		873,464

	Technology Hardware, Storage & Peripherals — 0.1%
844	Apple, Inc.	167,044
49,216	Hewlett Packard Enterprise Co.	735,779
35,331	HP, Inc.	734,532

		1,637,355

	Tobacco — 0.0%
14,570	Altria Group, Inc.	689,890

	Total Common Stocks (Identified Cost $54,533,533)	53,298,528

Exchange-Traded Funds — 0.5%
22,686	Invesco QQQ Trust, Series 1	4,236,384
82,282	iShares® China Large-Cap ETF	3,519,201

	Total Exchange-Traded Funds (Identified Cost $6,980,839)	7,755,585

Principal Amount (‡)
Other Investments — 0.5%
	Aircraft ABS — 0.5%
$900	ECAF I Blocker Ltd.(d)(e)(f)(g) (Identified Cost $9,000,000)	7,776,000

See accompanying notes to financial statements.

37  |

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
Short-Term Investments — 14.0%
$134,895,122	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/28/2019 at 1.500% to be repurchased at $134,911,984 on 7/01/2019 collateralized by $1,105,000 U.S. Treasury Note, 2.250% due 4/30/2021 valued at $1,118,043; $25,485,000 U.S. Treasury Note, 1.625% due 8/31/2022 valued at $25,531,459; $23,335,000 U.S. Treasury Note, 1.625% due 8/15/2022 valued at $23,397,538; $75,000,000 U.S. Treasury Note, 2.125% due 12/31/2022 valued at $76,798,275; $10,320,000 U.S. Treasury Inflation Indexed Note, 0.625% due 4/15/2023 valued at $10,750,901 including accrued interest (Note 2 of Notes to Financial Statements)	$134,895,122
40,755,000	U.S. Treasury Bills, 1.875%, 6/18/2020(o)	40,004,703
40,705,000	U.S. Treasury Bills, 1.900%, 5/21/2020(o)	40,002,111
5,020,000	U.S. Treasury Bills, 2.438%, 12/05/2019(a)(o)	4,975,941
4,100,000	U.S. Treasury Bills, 2.540%, 8/15/2019(o)(p)	4,089,276

	Total Short-Term Investments (Identified Cost $223,961,239)	223,967,153

	Total Investments — 103.6% (Identified Cost $1,690,421,632)	1,658,151,289
	Other assets less liabilities — (3.6)%	(57,560,062)

	Net Assets — 100.0%	$1,600,591,227

Written Options — (0.0%)

Description	Expiration Date	Exercise Price	Shares (†††)	Notional Amount	Premiums (Received)	Value (†)
Options on Securities — (0.0%)
Accenture PLC, Call	7/19/2019	195.00	(1,200)	$(221,724)	$(1,184)	$(180)
Accenture PLC, Call	8/16/2019	190.00	(1,200)	(221,724)	(3,260)	(2,550)
Accenture PLC, Call	9/20/2019	200.00	(1,200)	(221,724)	(1,928)	(1,170)
Aflac, Inc., Call	8/16/2019	55.00	(8,300)	(454,923)	(4,707)	(10,998)
Aflac, Inc., Call	8/16/2019	52.50	(4,100)	(224,721)	(1,792)	(12,382)
Allergan PLC, Call	8/16/2019	150.00	(2,800)	(468,804)	(9,650)	(53,270)
Altria Group, Inc., Call	9/20/2019	55.00	(7,200)	(340,920)	(2,499)	(1,764)
AmerisourceBergen Corp., Call	7/19/2019	82.50	(2,800)	(238,728)	(5,536)	(10,500)
AmerisourceBergen Corp., Call	8/16/2019	85.00	(2,800)	(238,728)	(5,937)	(10,780)
AmerisourceBergen Corp., Call	8/16/2019	92.50	(2,800)	(238,728)	(2,680)	(2,800)
Amgen, Inc., Call	7/19/2019	185.00	(1,300)	(239,564)	(2,154)	(4,875)
Amgen, Inc., Call	8/16/2019	195.00	(1,300)	(239,564)	(3,837)	(3,263)
Amgen, Inc., Call	9/20/2019	200.00	(1,300)	(239,564)	(3,168)	(2,750)
Apple, Inc., Call	7/19/2019	205.00	(200)	(39,584)	(311)	(445)
Apple, Inc., Call	8/16/2019	210.00	(200)	(39,584)	(447)	(675)
Apple, Inc., Call	9/20/2019	215.00	(200)	(39,584)	(693)	(745)
Automatic Data Processing, Inc., Call	8/16/2019	170.00	(2,100)	(347,193)	(6,651)	(7,245)
Automatic Data Processing, Inc., Call	8/16/2019	180.00	(2,100)	(347,193)	(2,577)	(1,837)

See accompanying notes to financial statements.

|  38

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Description	Expiration Date	Exercise Price	Shares (†††)	Notional Amount	Premiums (Received)	Value (†)
Best Buy Co., Inc., Call	7/19/2019	75.00	(700)	$(48,811)	$(1,034)	$(157)
Best Buy Co., Inc., Call	7/19/2019	72.50	(700)	(48,811)	(201)	(483)
Best Buy Co., Inc., Call	8/16/2019	75.00	(700)	(48,811)	(313)	(602)
Boeing Co. (The), Call	7/19/2019	380.00	(600)	(218,406)	(3,520)	(1,692)
Boeing Co. (The), Call	7/19/2019	400.00	(600)	(218,406)	(736)	(273)
Boeing Co. (The), Call	8/16/2019	405.00	(600)	(218,406)	(2,170)	(1,344)
Booz Allen Hamilton Holding Corp., Call	9/20/2019	70.00	(3,400)	(225,114)	(4,010)	(4,250)
Bristol-Myers Squibb Co., Call	9/20/2019	52.50	(9,700)	(439,895)	(5,037)	(2,134)
Broadcom, Inc., Call	7/19/2019	300.00	(700)	(201,502)	(1,713)	(2,590)
Broadcom, Inc., Call	9/20/2019	310.00	(700)	(201,502)	(4,709)	(5,985)
Broadcom, Inc., Call	9/20/2019	300.00	(700)	(201,502)	(6,874)	(8,610)
Broadridge Financial Solutions, Inc., Call	9/20/2019	135.00	(1,800)	(229,824)	(4,963)	(4,545)
CBS Corp., Call	7/19/2019	52.50	(600)	(29,940)	(190)	(129)
CBS Corp., Call	9/20/2019	55.00	(1,200)	(59,880)	(824)	(774)
CDW Corp., Call	9/20/2019	120.00	(3,200)	(355,200)	(3,447)	(6,160)
CDW Corp., Call	9/20/2019	115.00	(3,300)	(366,300)	(7,481)	(11,880)
Cisco Systems, Inc., Call	8/16/2019	60.00	(4,600)	(251,758)	(3,483)	(1,587)
Cisco Systems, Inc., Call	9/20/2019	62.50	(4,600)	(251,758)	(2,517)	(1,242)
Citigroup, Inc., Call	7/19/2019	72.50	(3,500)	(245,105)	(620)	(2,450)
Citigroup, Inc., Call	9/20/2019	70.00	(3,500)	(245,105)	(6,150)	(10,763)
Citigroup, Inc., Call	9/20/2019	72.50	(3,500)	(245,105)	(3,735)	(6,790)
Comcast Corp., Call	7/19/2019	45.00	(8,300)	(350,924)	(1,055)	(373)
Comcast Corp., Call	9/20/2019	47.50	(8,300)	(350,924)	(2,217)	(1,411)
ConocoPhillips, Call	8/16/2019	67.50	(5,600)	(341,600)	(1,608)	(1,960)
ConocoPhillips, Call	8/16/2019	65.00	(5,600)	(341,600)	(3,863)	(4,368)
Cummins, Inc., Call	9/20/2019	175.00	(1,400)	(239,876)	(3,734)	(7,490)
Cummins, Inc., Call	9/20/2019	185.00	(1,400)	(239,876)	(2,712)	(2,975)
Darden Restaurants, Inc., Call	10/18/2019	130.00	(3,000)	(365,190)	(9,051)	(7,575)
Eaton Corp. PLC, Call	8/16/2019	87.50	(2,900)	(241,512)	(1,906)	(2,175)
Eaton Corp. PLC, Call	10/18/2019	90.00	(2,900)	(241,512)	(2,588)	(3,335)
Eaton Corp. PLC, Call	10/18/2019	87.50	(2,900)	(241,512)	(4,344)	(5,510)
Fidelity National Financial, Inc., Call	7/19/2019	42.00	(5,900)	(237,770)	(1,578)	(1,180)
Fidelity National Financial, Inc., Call	9/20/2019	44.00	(5,900)	(237,770)	(1,874)	(2,065)
Fidelity National Information Services, Inc., Call	9/20/2019	43.00	(3,900)	(157,170)	(1,978)	(1,852)
FirstEnergy Corp., Call	7/19/2019	44.00	(5,600)	(239,736)	(3,288)	(1,400)
FirstEnergy Corp., Call	7/19/2019	43.00	(5,600)	(239,736)	(1,944)	(3,500)
FirstEnergy Corp., Call	7/19/2019	45.00	(5,600)	(239,736)	(936)	(560)
Gilead Sciences, Inc., Call	7/19/2019	72.50	(5,300)	(358,068)	(2,052)	(901)
Gilead Sciences, Inc., Call	8/16/2019	75.00	(5,300)	(358,068)	(4,351)	(2,465)
H+R Block, Inc., Call	10/18/2019	30.00	(25,900)	(758,870)	(19,091)	(36,260)
Hewlett Packard Enterprise Co., Call	8/16/2019	18.00	(14,200)	(212,290)	(5,355)	(426)
Honeywell International, Inc., Call	7/19/2019	180.00	(600)	(104,754)	(790)	(717)
Honeywell International, Inc., Call	9/20/2019	180.00	(500)	(87,295)	(1,179)	(1,650)
HP, Inc., Call	8/16/2019	22.00	(11,600)	(241,164)	(2,750)	(2,900)
Illinois Tool Works, Inc., Call	9/20/2019	170.00	(1,500)	(226,215)	(1,781)	(1,125)
Illinois Tool Works, Inc., Call	9/20/2019	165.00	(1,500)	(226,215)	(2,366)	(2,175)
Illinois Tool Works, Inc., Call	9/20/2019	160.00	(1,500)	(226,215)	(4,301)	(4,013)

See accompanying notes to financial statements.

39  |

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Description	Expiration Date	Exercise Price	Shares (†††)	Notional Amount	Premiums (Received)	Value (†)
Intuit, Inc., Call	7/19/2019	280.00	(800)	$(209,064)	$(3,974)	$(400)
Intuit, Inc., Call	8/16/2019	280.00	(800)	(209,064)	(1,654)	(1,840)
Intuit, Inc., Call	9/20/2019	290.00	(800)	(209,064)	(2,214)	(2,560)
Iron Mountain, Inc., Call	10/18/2019	35.00	(14,100)	(441,330)	(3,343)	(3,173)
Johnson & Johnson, Call	7/19/2019	145.00	(1,700)	(236,776)	(1,848)	(909)
Johnson & Johnson, Call	8/16/2019	150.00	(1,700)	(236,776)	(1,950)	(748)
Johnson & Johnson, Call	9/20/2019	150.00	(1,700)	(236,776)	(2,923)	(1,190)
JPMorgan Chase & Co., Call	7/19/2019	120.00	(2,100)	(234,780)	(1,275)	(178)
Las Vegas Sands Corp., Call	7/19/2019	62.50	(4,000)	(236,360)	(1,788)	(2,420)
Las Vegas Sands Corp., Call	8/16/2019	65.00	(4,000)	(236,360)	(2,828)	(3,000)
Leidos Holdings, Inc., Call	8/16/2019	85.00	(4,600)	(367,310)	(3,943)	(4,025)
LPL Financial Holdings, Inc., Call	7/19/2019	90.00	(4,300)	(350,751)	(2,911)	(537)
LyondellBasell Industries NV, Call	7/19/2019	90.00	(2,700)	(232,551)	(2,713)	(2,160)
LyondellBasell Industries NV, Call	9/20/2019	90.00	(5,500)	(473,715)	(6,379)	(14,300)
MasterCard, Inc., Call	7/19/2019	265.00	(900)	(238,077)	(3,363)	(4,410)
MasterCard, Inc., Call	7/19/2019	280.00	(900)	(238,077)	(537)	(495)
MasterCard, Inc., Call	9/20/2019	290.00	(900)	(238,077)	(2,076)	(2,475)
McKesson Corp., Call	7/19/2019	140.00	(1,500)	(201,585)	(734)	(1,200)
McKesson Corp., Call	8/16/2019	140.00	(1,500)	(201,585)	(2,591)	(4,575)
McKesson Corp., Call	8/16/2019	145.00	(1,500)	(201,585)	(1,710)	(2,362)
Merck & Co., Inc., Call	7/19/2019	85.00	(2,800)	(234,780)	(832)	(2,380)
Merck & Co., Inc., Call	8/16/2019	87.50	(5,600)	(469,560)	(8,608)	(5,124)
MetLife, Inc., Call	7/19/2019	50.00	(4,900)	(243,383)	(3,563)	(3,896)
MetLife, Inc., Call	8/16/2019	52.50	(9,800)	(486,766)	(3,304)	(4,459)
Microsoft Corp., Call	7/19/2019	135.00	(1,700)	(227,732)	(2,001)	(4,208)
Microsoft Corp., Call	8/16/2019	145.00	(1,700)	(227,732)	(1,814)	(1,445)
Microsoft Corp., Call	9/20/2019	150.00	(1,700)	(227,732)	(1,610)	(1,317)
Morgan Stanley, Call	8/16/2019	47.00	(700)	(30,667)	(173)	(304)
Morgan Stanley, Call	10/18/2019	48.00	(700)	(30,667)	(397)	(605)
Nexstar Media Group, Inc., Call	8/16/2019	130.00	(3,000)	(303,000)	(6,750)	(7,200)
Occidental Petroleum Corp., Call	8/16/2019	60.00	(4,800)	(241,344)	(3,346)	(720)
Omnicom Group, Inc., Call	7/19/2019	87.50	(2,800)	(229,460)	(3,016)	(700)
Omnicom Group, Inc., Call	7/19/2019	90.00	(2,800)	(229,460)	(1,607)	(630)
Omnicom Group, Inc., Call	8/16/2019	87.50	(3,000)	(245,850)	(1,611)	(2,100)
Oracle Corp., Call	8/16/2019	60.00	(6,300)	(358,911)	(1,998)	(2,173)
Oracle Corp., Call	9/20/2019	62.50	(6,300)	(358,911)	(2,439)	(2,930)
Outfront Media, Inc., Call	9/20/2019	30.00	(3,700)	(95,423)	(951)	(832)
PACCAR, Inc., Call	8/16/2019	75.00	(5,000)	(358,300)	(5,885)	(6,000)
PACCAR, Inc., Call	8/16/2019	77.50	(5,000)	(358,300)	(3,285)	(2,875)
Paychex, Inc., Call	9/20/2019	92.50	(2,700)	(222,183)	(1,401)	(405)
Paychex, Inc., Call	9/20/2019	90.00	(2,700)	(222,183)	(2,884)	(810)
Pfizer, Inc., Call	9/20/2019	47.00	(4,800)	(207,936)	(1,570)	(1,224)
Pfizer, Inc., Call	9/20/2019	46.00	(9,700)	(420,204)	(5,501)	(4,268)
Plains GP Holdings LP, Call	8/16/2019	27.00	(13,400)	(334,598)	(5,455)	(2,680)
PPL Corp., Call	7/19/2019	33.00	(7,700)	(238,777)	(1,120)	(385)
PPL Corp., Call	10/18/2019	34.00	(11,700)	(362,817)	(2,891)	(2,340)
Principal Financial Group, Inc., Call	7/19/2019	60.00	(4,800)	(278,016)	(1,330)	(2,160)
Principal Financial Group, Inc., Call	10/18/2019	65.00	(2,400)	(139,008)	(1,169)	(1,500)

See accompanying notes to financial statements.

|  40

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Description	Expiration Date	Exercise Price	Shares (†††)	Notional Amount	Premiums (Received)	Value (†)
Prudential Financial, Inc., Call	9/20/2019	110.00	(4,500)	$(454,500)	$(2,822)	$(4,365)
PulteGroup, Inc., Call	7/19/2019	34.00	(7,400)	(233,988)	(1,755)	(592)
PulteGroup, Inc., Call	10/18/2019	35.00	(14,800)	(467,976)	(14,165)	(10,286)
QUALCOMM, Inc., Call	7/19/2019	77.50	(1,500)	(114,105)	(1,631)	(2,498)
QUALCOMM, Inc., Call	8/16/2019	80.00	(1,500)	(114,105)	(2,381)	(3,293)
QUALCOMM, Inc., Call	10/18/2019	80.00	(1,500)	(114,105)	(4,181)	(5,363)
Sinclair Broadcast Group, Inc., Call	9/20/2019	60.00	(6,800)	(364,684)	(13,852)	(13,770)
Southern Co. (The), Call	8/16/2019	55.00	(3,700)	(204,536)	(1,358)	(5,421)
Southwest Airlines Co., Call	9/20/2019	57.50	(6,800)	(345,304)	(4,060)	(3,400)
Southwest Airlines Co., Call	9/20/2019	55.00	(6,800)	(345,304)	(7,664)	(6,800)
Starbucks Corp., Call	7/19/2019	85.00	(2,800)	(234,724)	(468)	(2,464)
Starbucks Corp., Call	7/19/2019	87.50	(2,800)	(234,724)	(1,196)	(770)
Starbucks Corp., Call	8/16/2019	90.00	(2,800)	(234,724)	(2,204)	(1,820)
Texas Instruments, Inc., Call	7/19/2019	120.00	(800)	(91,808)	(454)	(796)
Texas Instruments, Inc., Call	10/18/2019	125.00	(800)	(91,808)	(1,582)	(1,928)
Texas Instruments, Inc., Call	10/18/2019	120.00	(800)	(91,808)	(2,734)	(3,260)
Thermo Fisher Scientific, Inc., Call	7/19/2019	300.00	(1,200)	(352,416)	(5,120)	(3,360)
Thermo Fisher Scientific, Inc., Call	9/20/2019	320.00	(500)	(146,840)	(1,833)	(1,537)
Thermo Fisher Scientific, Inc., Call	9/20/2019	310.00	(600)	(176,208)	(4,000)	(3,390)
United Parcel Service, Inc., Call	8/16/2019	110.00	(1,600)	(165,232)	(763)	(1,904)
United Parcel Service, Inc., Call	9/20/2019	115.00	(1,600)	(165,232)	(459)	(1,192)
UnitedHealth Group, Inc., Call	7/19/2019	260.00	(1,900)	(463,619)	(4,706)	(2,128)
UnitedHealth Group, Inc., Call	9/20/2019	260.00	(900)	(219,609)	(6,364)	(3,758)
Verizon Communications, Inc., Call	9/20/2019	62.50	(5,400)	(308,502)	(5,924)	(1,485)
Verizon Communications, Inc., Call	9/20/2019	60.00	(2,700)	(154,251)	(2,935)	(1,890)
Visa, Inc., Call	7/19/2019	180.00	(1,300)	(225,615)	(880)	(572)
Visa, Inc., Call	9/20/2019	185.00	(1,300)	(225,615)	(2,557)	(2,366)
Walgreens Boots Alliance, Inc., Call	7/19/2019	57.50	(13,500)	(738,045)	(7,026)	(3,038)
Waste Management, Inc., Call	10/18/2019	125.00	(1,300)	(149,981)	(1,790)	(1,397)

Total					$(445,559)	$(516,500)

(‡)	Principal Amount/Par Value stated in U.S. dollars unless otherwise noted.
(†)	See Note 2 of Notes to Financial Statements.
(†††)	Options on securities are expressed as shares.
(a)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(b)	Variable rate security. Rate as of June 30, 2019 is disclosed.
(c)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of June 30, 2019 is disclosed.
(d)	Fair valued by the Fund’s adviser. At June 30, 2019, the value of these securities amounted to $17,672,517 or 1.1% of net assets. See Note 2 of Notes to Financial Statements.
(e)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.

See accompanying notes to financial statements.

41  |

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

(f)	Securities subject to restriction on resale. At June 30, 2019, the restricted securities held by the Fund are as follows:

	Acquisition Date	Acquisition Cost	Value	% of Net Assets
Bellatrix Exploration Ltd., 9.500% PIK, 3.000% Cash	6/04/2019	$627,000	$627,000	Less than 0.1%
Bellatrix Exploration Ltd., 8.500%	6/04/2019	854,560	767,360	Less than 0.1%
Bellatrix Exploration Ltd.	6/04/2019	439,289	42,708	Less than 0.1%
ECAF I Blocker Ltd.	6/18/2015	9,000,000	7,776,000	0.5%
GCA2014 Holdings Ltd., Series 2014-1, Class C	12/18/2014	2,190,580	1,748,083	0.1%
GCA2014 Holdings Ltd., Series 2014-1, Class D	12/18/2014	912,920	456,551	Less than 0.1%
GCA2014 Holdings Ltd., Series 2014-1, Class E	12/18/2014	2,657,606	—	—

(g)	Illiquid security.
(h)	Non-income producing security.
(i)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At June 30, 2019, the value of these securities amounted to $2,075,638 or 0.1% of net assets. See Note 2 of Notes to Financial Statements.
(j)	Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the outstanding par amount of the pool held as of the end of the period.
(k)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(l)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional principal. For the period ended June 30, 2019, interest payments were made in cash.
(m)	Variable rate security. Rate shown represents the weighted average rate of underlying contracts at June 30, 2019. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(n)	Position is unsettled. Contract rate was not determined at June 30, 2019 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(o)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(p)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019, the value of Rule 144A holdings amounted to $587,726,140 or 36.7% of net assets.
ABS	Asset-Backed Securities
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ARS	Auction Rate Security
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note

See accompanying notes to financial statements.

|  42

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts
SLM	Sallie Mae

ARS	Argentine Peso
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PEN	Peruvian Sol
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
USD	U.S. Dollar
ZAR	South African Rand

At June 30, 2019, the Fund had the following open bilateral credit default swap agreements:

Buy Protection
Counterparty	Reference Obligation	(Pay)/ Receive Fixed Rate[1]	Expiration Date	Notional Value(‡)	Unamortized Up Front Premium Paid/ (Received)	Market Value	Unrealized Appreciation (Depreciation)
Bank of America, N.A.	Enel SpA	(1.00%)	6/20/2023	6,100,000 EUR	$(2,783)	$(125,652)	$(122,869)
Morgan Stanley Capital Services, Inc.	Enel SpA	(1.00%)	12/20/2023	6,115,000 EUR	36,395	(109,478)	(145,873)

Total						$(235,130)	$(268,742)

(‡)	Notional value stated in U.S. dollars unless otherwise noted.
[1]	Payments are made quarterly.

See accompanying notes to financial statements.

43  |

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

At June 30, 2019, the Fund had the following open forward foreign currency contracts:

Counterparty	Delivery Date	Currency Bought/ Sold (B/S)		Units of Currency	In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
Bank of America, N.A.	7/10/2019	ARS	B	36,440,000	$784,123	$847,074	$62,951
Bank of America, N.A.	7/10/2019	ARS	S	36,440,000	828,558	847,074	(18,516)
Bank of America, N.A.	7/17/2019	BRL	B	1,255,000	327,334	326,378	(956)
Bank of America, N.A.	7/17/2019	BRL	S	1,255,000	326,381	326,378	3
Bank of America, N.A.	7/18/2019	CAD	S	3,020,000	2,262,353	2,307,023	(44,670)
Bank of America, N.A.	7/08/2019	COP	B	1,065,915,000	321,475	331,630	10,155
Bank of America, N.A.	7/15/2019	COP	B	527,775,000	161,498	164,122	2,624
Bank of America, N.A.	7/22/2019	COP	B	1,058,865,000	323,861	329,087	5,226
Bank of America, N.A.	7/08/2019	COP	S	1,065,915,000	327,359	331,630	(4,271)
Bank of America, N.A.	7/15/2019	COP	S	527,775,000	162,018	164,122	(2,104)
Bank of America, N.A.	7/22/2019	COP	S	1,058,865,000	329,998	329,087	911
Bank of America, N.A.	7/08/2019	CZK	B	18,905,000	839,018	845,540	6,522
Bank of America, N.A.	7/08/2019	CZK	S	18,905,000	826,710	845,540	(18,830)
Bank of America, N.A.	7/10/2019	IDR	B	30,015,240,000	2,086,576	2,122,781	36,205
Bank of America, N.A.	7/10/2019	IDR	S	30,015,240,000	2,121,518	2,122,781	(1,263)
Bank of America, N.A.	7/08/2019	INR	B	149,055,000	2,125,107	2,157,615	32,508
Bank of America, N.A.	7/08/2019	INR	S	149,055,000	2,139,342	2,157,615	(18,273)
Bank of America, N.A.	7/08/2019	KRW	B	962,390,000	826,512	833,645	7,133
Bank of America, N.A.	7/08/2019	KRW	S	962,390,000	814,997	833,645	(18,648)
Bank of America, N.A.	7/15/2019	NOK	B	98,105,000	11,552,148	11,505,603	(46,545)
Bank of America, N.A.	7/08/2019	PEN	B	4,900,000	1,449,147	1,487,766	38,619
Bank of America, N.A.	7/08/2019	PEN	S	4,900,000	1,460,942	1,487,766	(26,824)
Bank of America, N.A.	7/03/2019	PHP	B	67,420,000	1,292,686	1,315,857	23,171
Bank of America, N.A.	7/03/2019	PHP	S	67,420,000	1,309,330	1,315,857	(6,527)
Barclays Bank PLC	7/15/2019	CAD	B	645,000	481,972	492,691	10,719
Barclays Bank PLC	7/15/2019	CAD	S	645,000	485,787	492,691	(6,904)
Barclays Bank PLC	7/08/2019	EUR	B	2,795,000	3,148,947	3,179,824	30,877
Barclays Bank PLC	7/08/2019	EUR	S	2,795,000	3,170,089	3,179,824	(9,735)
Barclays Bank PLC	7/08/2019	GBP	B	2,175,000	2,767,986	2,762,997	(4,989)
Barclays Bank PLC	7/08/2019	GBP	S	2,050,000	2,607,538	2,604,204	3,334
Barclays Bank PLC	7/08/2019	GBP	S	125,000	156,934	158,793	(1,859)
Barclays Bank PLC	7/10/2019	JPY	B	158,420,000	1,466,886	1,470,327	3,441
Barclays Bank PLC	7/10/2019	JPY	S	158,420,000	1,475,569	1,470,327	5,242
Barclays Bank PLC	8/23/2019	PLN	B	28,780,000	7,470,063	7,718,023	247,960
Barclays Bank PLC	7/03/2019	TRY	B	8,455,000	1,422,704	1,458,550	35,846
Barclays Bank PLC	7/03/2019	TRY	S	8,455,000	1,442,508	1,458,550	(16,042)
Citibank N.A.	7/08/2019	SEK	B	6,160,000	657,664	663,659	5,995
Citibank N.A.	7/08/2019	SEK	S	6,160,000	653,421	663,658	(10,237)
Citibank N.A.	8/15/2019	SGD	S	45,150,000	32,988,712	33,395,202	(406,490)
Credit Suisse International	7/02/2019	COP	B	18,400,000,000	5,791,627	5,725,844	(65,783)
Credit Suisse International	7/02/2019	COP	S	18,400,000,000	5,447,978	5,725,844	(277,866)
Credit Suisse International	10/02/2019	COP	S	18,400,000,000	5,758,818	5,694,714	64,104
Deutsche Bank AG	7/31/2019	EUR	S	2,000,000	2,246,510	2,279,666	(33,156)
Deutsche Bank AG	7/31/2019	GBP	S	5,095,000	6,609,896	6,479,833	130,063

See accompanying notes to financial statements.

|  44

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Counterparty	Delivery Date	Currency Bought/ Sold (B/S)		Units of Currency	In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services, Inc.	7/10/2019	ARS	B	13,740,000	$292,589	$319,396	$26,807
Morgan Stanley Capital Services, Inc.	7/10/2019	ARS	S	13,740,000	314,416	319,396	(4,980)
Morgan Stanley Capital Services, Inc.	7/08/2019	CLP	B	908,130,000	1,321,300	1,340,259	18,959
Morgan Stanley Capital Services, Inc.	7/08/2019	CLP	S	908,130,000	1,290,395	1,340,259	(49,864)
Morgan Stanley Capital Services, Inc.	7/10/2019	CNY	B	3,350,000	485,994	487,763	1,769
Morgan Stanley Capital Services, Inc.	7/22/2019	CNY	B	1,110,000	161,279	161,619	340
Morgan Stanley Capital Services, Inc.	7/10/2019	CNY	S	3,350,000	485,331	487,762	(2,431)
Morgan Stanley Capital Services, Inc.	7/22/2019	CNY	S	1,110,000	161,674	161,618	56
Morgan Stanley Capital Services, Inc.	9/30/2019	GBP	S	1,225,000	1,559,829	1,561,824	(1,995)
Morgan Stanley Capital Services, Inc.	7/08/2019	MXN	B	6,400,000	333,446	333,117	(329)
Morgan Stanley Capital Services, Inc.	7/08/2019	MXN	S	6,400,000	324,807	333,117	(8,310)
Morgan Stanley Capital Services, Inc.	7/08/2019	MYR	B	2,045,000	492,761	494,822	2,061
Morgan Stanley Capital Services, Inc.	7/15/2019	MYR	B	47,200,000	11,473,019	11,419,689	(53,330)
Morgan Stanley Capital Services, Inc.	7/22/2019	MYR	B	1,345,000	323,511	325,379	1,868
Morgan Stanley Capital Services, Inc.	7/08/2019	MYR	S	2,045,000	487,305	494,822	(7,517)
Morgan Stanley Capital Services, Inc.	7/22/2019	MYR	S	1,345,000	324,562	325,379	(817)
Morgan Stanley Capital Services, Inc.	7/31/2019	ZAR	S	361,810,000	24,956,544	25,595,813	(639,269)
UBS AG	7/08/2019	CHF	B	3,705,000	3,792,551	3,797,529	4,978
UBS AG	7/08/2019	CHF	S	3,705,000	3,737,227	3,797,530	(60,303)
UBS AG	7/15/2019	HUF	B	2,146,330,000	7,563,599	7,560,867	(2,732)
UBS AG	7/15/2019	HUF	S	233,230,000	824,668	821,598	3,070
UBS AG	7/15/2019	HUF	S	233,230,000	816,468	821,598	(5,130)
UBS AG	7/08/2019	NOK	B	17,815,000	2,049,999	2,088,823	38,824
UBS AG	7/08/2019	NOK	B	38,320,000	4,495,146	4,493,050	(2,096)
UBS AG	7/08/2019	NOK	S	56,135,000	6,453,159	6,581,873	(128,714)

Total							$(1,145,964)

See accompanying notes to financial statements.

45  |

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

At June 30, 2019, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500®	9/20/2019	217	$31,748,747	$31,944,570	$(195,823)
Ultra 10 Year U.S. Treasury Note	9/19/2019	337	46,552,720	46,548,125	4,595
Ultra Long U.S. Treasury Bond	9/19/2019	121	21,493,803	21,485,063	8,740

Total					$(182,488)

Industry Summary at June 30, 2019 (Unaudited)

ABS Car Loan	11.6%
ABS Home Equity	8.8
Banking	7.0
ABS Other	5.0
Automotive	4.7
Technology	3.6
ABS Credit Card	3.4
Pharmaceuticals	2.6
Life Insurance	2.3
Non-Agency Commercial Mortgage-Backed Securities	2.1
Healthcare	2.0
Independent Energy	2.0
Other Investments, less than 2% each	32.0
Short-Term Investments	14.0
Collateralized Loan Obligations	2.0
Exchange-Traded Funds	0.5

Total Investments	103.6
Other assets less liabilities (including open written options, swap agreements, forward foreign currency and futures contracts)	(3.6)

Net Assets	100.0%

See accompanying notes to financial statements.

|  46

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Natixis U.S. Equity Opportunities Fund

Shares	Description	Value (†)
Common Stocks — 97.6% of Net Assets
	Air Freight & Logistics — 2.1%
274,631	Expeditors International of Washington, Inc.	$20,833,508

	Airlines — 1.0%
298,100	American Airlines Group, Inc.	9,721,041

	Automobiles — 2.8%
1,015,200	Fiat Chrysler Automobiles NV	14,030,064
348,600	General Motors Co.	13,431,558

		27,461,622

	Banks — 5.4%
665,470	Bank of America Corp.	19,298,630
314,000	Citigroup, Inc.	21,989,420
255,800	Wells Fargo & Co.	12,104,456

		53,392,506

	Beverages — 3.5%
172,146	Coca-Cola Co. (The)	8,765,674
403,108	Monster Beverage Corp.(a)	25,730,384

		34,496,058

	Biotechnology — 4.4%
30,151	Amgen, Inc.	5,556,226
109,667	BioMarin Pharmaceutical, Inc.(a)	9,392,979
92,865	Regeneron Pharmaceuticals, Inc.(a)	29,066,745

		44,015,950

	Capital Markets — 6.5%
345,000	Charles Schwab Corp. (The)	13,865,550
38,311	FactSet Research Systems, Inc.	10,978,400
58,291	MSCI, Inc.	13,919,308
235,705	SEI Investments Co.	13,223,051
223,200	State Street Corp.	12,512,592

		64,498,901

	Communications Equipment — 1.5%
273,605	Cisco Systems, Inc.	14,974,402

	Consumer Finance — 2.6%
58,328	American Express Co.	7,200,008
206,800	Capital One Financial Corp.	18,765,032

		25,965,040

	Electronic Equipment, Instruments & Components — 1.7%
174,200	TE Connectivity Ltd.	16,684,876

	Energy Equipment & Services — 0.8%
209,998	Schlumberger Ltd.	8,345,321

	Entertainment — 2.1%
58,390	Netflix, Inc.(a)	21,447,815

	Food Products — 1.1%
653,239	Danone S.A., Sponsored ADR	11,059,336

See accompanying notes to financial statements.

47  |

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Natixis U.S. Equity Opportunities Fund – (continued)

Shares	Description	Value (†)
	Health Care Equipment & Supplies — 1.1%
14,503	Alcon, Inc.(a)	$899,911
70,995	Varian Medical Systems, Inc.(a)	9,664,549

		10,564,460

	Health Care Providers & Services — 1.2%
219,500	CVS Health Corp.	11,960,555

	Health Care Technology — 1.5%
203,011	Cerner Corp.	14,880,706

	Hotels, Restaurants & Leisure — 5.5%
100,200	Hilton Worldwide Holdings, Inc.	9,793,548
209,460	Starbucks Corp.	17,559,032
397,219	Yum China Holdings, Inc.	18,351,518
84,028	Yum! Brands, Inc.	9,299,378

		55,003,476

	Household Products — 1.8%
115,523	Colgate-Palmolive Co.	8,279,534
88,182	Procter & Gamble Co. (The)	9,669,156

		17,948,690

	Industrial Conglomerates — 1.6%
1,532,750	General Electric Co.	16,093,875

	Insurance — 1.5%
275,655	American International Group, Inc.	14,686,898

	Interactive Media & Services — 9.0%
30,504	Alphabet, Inc., Class A(a)	33,029,731
10,449	Alphabet, Inc., Class C(a)	11,294,429
235,903	Facebook, Inc., Class A(a)	45,529,279

		89,853,439

	Internet & Direct Marketing Retail — 8.6%
170,955	Alibaba Group Holding Ltd., Sponsored ADR(a)	28,968,325
20,207	Amazon.com, Inc.(a)	38,264,581
7,100	Booking Holdings, Inc.(a)	13,310,441
436,600	Qurate Retail, Inc., Class A(a)	5,409,474

		85,952,821

	IT Services — 5.6%
35,056	Automatic Data Processing, Inc.	5,795,808
41,800	MasterCard, Inc., Class A	11,057,354
226,183	Visa, Inc., Class A	39,254,060

		56,107,222

	Machinery — 2.1%
63,100	Caterpillar, Inc.	8,599,899
77,604	Deere & Co.	12,859,759

		21,459,658

	Media — 3.3%
43,145	Charter Communications, Inc., Class A(a)	17,050,041

See accompanying notes to financial statements.

|  48

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Natixis U.S. Equity Opportunities Fund – (continued)

Shares	Description	Value (†)
	Media — continued
383,800	Comcast Corp., Class A	$16,227,064

		33,277,105

	Oil, Gas & Consumable Fuels — 1.7%
384,300	Apache Corp.	11,133,171
61,300	Concho Resources, Inc.	6,324,934

		17,458,105

	Pharmaceuticals — 2.4%
48,809	Merck & Co., Inc.	4,092,635
72,530	Novartis AG, Sponsored ADR	6,622,714
261,394	Novo Nordisk AS, Sponsored ADR	13,341,550

		24,056,899

	Semiconductors & Semiconductor Equipment — 5.2%
240,830	Intel Corp.	11,528,532
81,130	NVIDIA Corp.	13,323,980
211,122	QUALCOMM, Inc.	16,060,051
94,165	Texas Instruments, Inc.	10,806,375

		51,718,938

	Software — 6.7%
150,871	Autodesk, Inc.(a)	24,576,886
102,536	Microsoft Corp.	13,735,722
506,277	Oracle Corp.	28,842,601

		67,155,209

	Technology Hardware, Storage & Peripherals — 1.7%
84,490	Apple, Inc.	16,722,261

	Textiles, Apparel & Luxury Goods — 1.6%
633,561	Under Armour, Inc., Class A(a)	16,060,771

	Total Common Stocks (Identified Cost $724,065,912)	973,857,464

Principal Amount
Short-Term Investments — 2.2%
$21,561,436	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/28/2019 at 1.500% to be repurchased at $21,564,131 on 7/01/2019 collateralized by $21,210,000 U.S. Treasury Note, 2.500% due 5/15/2024 valued at $21,996,085 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $21,561,436)	21,561,436

	Total Investments — 99.8% (Identified Cost $745,627,348)	995,418,900
	Other assets less liabilities — 0.2%	2,002,995

	Net Assets — 100.0%	$997,421,895

See accompanying notes to financial statements.

49  |

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Natixis U.S. Equity Opportunities Fund – (continued)

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Industry Summary at June 30, 2019 (Unaudited)

Interactive Media & Services	9.0%
Internet & Direct Marketing Retail	8.6
Software	6.7
Capital Markets	6.5
IT Services	5.6
Hotels, Restaurants & Leisure	5.5
Banks	5.4
Semiconductors & Semiconductor Equipment	5.2
Biotechnology	4.4
Beverages	3.5
Media	3.3
Automobiles	2.8
Consumer Finance	2.6
Pharmaceuticals	2.4
Machinery	2.1
Entertainment	2.1
Air Freight & Logistics	2.1
Other Investments, less than 2% each	19.8
Short-Term Investments	2.2

Total Investments	99.8
Other assets less liabilities	0.2

Net Assets	100.0%

See accompanying notes to financial statements.

|  50

Statements of Assets and Liabilities

June 30, 2019 (Unaudited)

	Loomis Sayles Strategic Alpha Fund	Natixis U.S. Equity Opportunities Fund
ASSETS
Investments at cost	$1,690,421,632	$745,627,348
Net unrealized appreciation (depreciation)	(32,270,343)	249,791,552

Investments at value	1,658,151,289	995,418,900
Cash	417,491	143
Due from brokers (Note 2)	14,361,080	—
Foreign currency at value (identified cost $840,354 and $0, respectively)	874,738	—
Receivable for Fund shares sold	2,478,536	381,905
Receivable for securities sold	282,270,300	4,189,858
Collateral received for open forward foreign currency contracts (Notes 2 and 4)	850,000	—
Dividends and interest receivable	9,429,896	451,808
Unrealized appreciation on forward foreign currency contracts (Note 2)	862,341	—
Tax reclaims receivable	21,253	297,119
Unamortized upfront premiums paid on bilateral swap agreements (Note 2)	36,395	—
Prepaid expenses (Note 8)	185	116

TOTAL ASSETS	1,969,753,504	1,000,739,849

LIABILITIES
Options written, at value (premiums received $445,559 and $0, respectively) (Note 2)	516,500	—
Payable for securities purchased	362,510,376	466,073
Unrealized depreciation on bilateral swap agreements (Note 2)	268,742	—
Payable for Fund shares redeemed	1,740,006	1,676,378
Unrealized depreciation on forward foreign currency contracts (Note 2)	2,008,305	—
Unamortized upfront premiums received on bilateral swap agreements (Note 2)	2,783	—
Foreign taxes payable (Note 2)	2,910	—
Due to brokers (Note 2)	850,000	—
Payable for variation margin on futures contracts (Note 2)	132,149	—
Fees payable on swap agreements (Note 2)	6,047	—
Management fees payable (Note 6)	781,055	608,501
Deferred Trustees’ fees (Note 6)	142,086	372,316
Administrative fees payable (Note 6)	55,650	34,942
Payable to distributor (Note 6d)	9,820	5,858
Other accounts payable and accrued expenses	135,848	153,886

TOTAL LIABILITIES	369,162,277	3,317,954

NET ASSETS	$1,600,591,227	$997,421,895

NET ASSETS CONSIST OF:
Paid-in capital	$1,691,609,803	$707,315,285
Accumulated earnings (loss)	(91,018,576)	290,106,610

NET ASSETS	$1,600,591,227	$997,421,895

See accompanying notes to financial statements.

51  |

Statements of Assets and Liabilities (continued)

June 30, 2019 (Unaudited)

	Loomis Sayles Strategic Alpha Fund	Natixis U.S. Equity Opportunities Fund
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$64,993,261	$608,253,042

Shares of beneficial interest	6,649,323	16,772,499

Net asset value and redemption price per share	$9.77	$36.26

Offering price per share (100/[100-maximum sales charge] of net asset value) (Note 1)	$10.20	$38.47

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$21,718,431	$84,601,747

Shares of beneficial interest	2,229,482	3,607,079

Net asset value and offering price per share	$9.74	$23.45

Class N shares:
Net assets	$283,634,195	$1,594

Shares of beneficial interest	29,070,600	37

Net asset value, offering and redemption price per share	$9.76	$42.80	*

Class Y shares:
Net assets	$1,230,245,340	$304,565,512

Shares of beneficial interest	126,146,309	7,125,493

Net asset value, offering and redemption price per share	$9.75	$42.74

*	Net asset value calculations have been determined utilizing fractional share and penny amounts.

See accompanying notes to financial statements.

|  52

Statements of Operations

For the Six Months Ended June 30, 2019 (Unaudited)

	Loomis Sayles Strategic Alpha Fund	Natixis U.S. Equity Opportunities Fund
INVESTMENT INCOME
Dividends	$1,020,853	$8,941,638 (a)
Non-cash dividends (Note 2b)	—	816,007
Interest	32,646,823	136,541
Less net foreign taxes withheld	(19,713)	(109,910)

	33,647,963	9,784,276

Expenses
Management fees (Note 6)	4,687,670	3,720,218
Service and distribution fees (Note 6)	193,095	1,162,323
Administrative fees (Note 6)	353,557	220,326
Trustees’ fees and expenses (Note 6)	37,070	28,608
Transfer agent fees and expenses (Notes 6 and 7)	428,861	406,194
Audit and tax services fees	42,483	21,043
Custodian fees and expenses	42,465	16,630
Legal fees (Note 8)	27,753	17,246
Registration fees	58,255	71,464
Shareholder reporting expenses	22,644	42,202
Miscellaneous expenses (Note 8)	33,333	30,062

Total expenses	5,927,186	5,736,316
Less waiver and/or expense reimbursement (Note 6)	(8,607)	(5,314)

Net expenses	5,918,579	5,731,002

Net investment income	27,729,384	4,053,274

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS, OPTIONS WRITTEN, SWAP AGREEMENTS, FORWARD FOREIGN CURRENCY CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investments	(4,935,754)	37,483,676
Futures contracts	(8,227,420)	—
Options written	(210,911)	—
Swap agreements	4,729,955	—
Forward foreign currency contracts (Note 2d)	(724,784)	—
Foreign currency transactions (Note 2c)	(314,754)	—
Net change in unrealized appreciation (depreciation) on:
Investments	39,952,769	139,255,868
Futures contracts	(539,434)	—
Options written	(172,796)	—
Swap agreements	(6,090,100)	—
Forward foreign currency contracts (Note 2d)	(1,020,229)	—
Foreign currency translations (Note 2c)	191,869	—

Net realized and unrealized gain on investments, futures contracts, options written, swap agreements, forward foreign currency contracts and foreign currency transactions	22,638,411	176,739,544

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$50,367,795	$180,792,818

(a)	Includes a non-recurring dividend of $1,569,910.

See accompanying notes to financial statements.

53  |

Statements of Changes in Net Assets

	Loomis Sayles Strategic Alpha Fund
	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
FROM OPERATIONS:
Net investment income	$27,729,384	$45,919,105
Net realized gain (loss) on investments, futures contracts, options written, swap agreements, forward foreign currency contracts and foreign currency transactions	(9,683,668)	10,761,528
Net change in unrealized appreciation (depreciation) on investments, futures contracts, options written, swap agreements, forward foreign currency contracts and foreign currency translations	32,322,079	(53,347,336)

Net increase in net assets resulting from operations	50,367,795	3,333,297

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(918,352)	(974,914)
Class C	(239,890)	(700,709)
Class N	(4,402,042)	(9,315,262)
Class Y	(19,550,723)	(38,722,335)

Total distributions	(25,111,007)	(49,713,220)

NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 10)	70,375,222	398,742,039

Net increase in net assets	95,632,010	352,362,116
NET ASSETS
Beginning of the period	1,504,959,217	1,152,597,101

End of the period	$1,600,591,227	$1,504,959,217

See accompanying notes to financial statements.

|  54

Statements of Changes in Net Assets (continued)

	Natixis U.S. Equity Opportunities Fund
	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
FROM OPERATIONS:
Net investment income	$4,053,274	$2,195,963
Net realized gain on investments	37,483,676	99,574,323
Net change in unrealized appreciation (depreciation) on investments	139,255,868	(167,182,286)

Net increase (decrease) in net assets resulting from operations	180,792,818	(65,412,000)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(16,926,769)	(55,296,627)
Class C	(3,698,685)	(12,571,844)
Class N	(35)	(100)
Class Y	(7,824,961)	(27,216,994)

Total distributions	(28,450,450)	(95,085,565)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 10)	(53,624,303)	57,246,243

Net increase (decrease) in net assets	98,718,065	(103,251,322)
NET ASSETS
Beginning of the period	898,703,830	1,001,955,152

End of the period	$997,421,895	$898,703,830

See accompanying notes to financial statements.

55  |

Financial Highlights

For a share outstanding throughout each period.

	Loomis Sayles Strategic Alpha Fund—Class A
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018		Year Ended December 31, 2017		Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014
Net asset value, beginning of the period	$9.62		$9.92		$9.86		$9.45	$9.96	$10.06

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.16		0.33		0.32		0.30	0.26	0.29	(b)
Net realized and unrealized gain (loss)	0.13		(0.30)		(0.01)		0.31	(0.42)	(0.07)

Total from Investment Operations	0.29		0.03		0.31		0.61	(0.16)	0.22

LESS DISTRIBUTIONS FROM:
Net investment income	(0.14)		(0.33)		(0.25)		(0.20)	(0.35)	(0.32)

Net asset value, end of the period	$9.77		$9.62		$9.92		$9.86	$9.45	$9.96

Total return(c)	3.04	%(d)	0.39%		3.22	%(e)	6.57%	(1.68)%	2.24	%(b)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$64,993		$36,528		$28,020		$67,746	$116,055	$104,056
Net expenses	0.98	%(f)	1.00	%(g)	1.05	%(h)(i)	1.10%	1.10%	1.10%
Gross expenses	0.98	%(f)	1.00	%(g)	1.06%		1.10%	1.10%	1.10%
Net investment income	3.27	%(f)	3.29%		3.26%		3.14%	2.66%	2.90	%(b)
Portfolio turnover rate	219%		379	%(j)	178	%(k)	72%	72%	87%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)

Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.28, total return would have been 2.14% and the ratio of net investment income to average net assets would have been 2.81%.

(c)	A sales charge for Class A shares is not reflected in total return calculations.
(d)	Periods less than one year are not annualized.
(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Includes fee/expense recovery of less than 0.01%.
(h)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(i)	Effective July 1, 2017, the expense limit decreased from 1.30% to 1.00%.
(j)	The variation in the Fund’s turnover rate from 2017 to 2018 was primarily due to a repositioning of the portfolio.
(k)	The variation in the Fund’s turnover rate from 2016 to 2017 was primarily due to a repositioning of the portfolio.

See accompanying notes to financial statements.

|  56

Financial Highlights (continued)

For a share outstanding throughout each period.

	Loomis Sayles Strategic Alpha Fund—Class C
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018		Year Ended December 31, 2017		Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014
Net asset value, beginning of the period	$9.58		$9.88		$9.82		$9.42	$9.93	$10.03

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.12		0.26		0.25		0.23	0.19	0.21	(b)
Net realized and unrealized gain (loss)	0.14		(0.31)		0.00	(c)(d)	0.30	(0.43)	(0.06)

Total from Investment Operations	0.26		(0.05)		0.25		0.53	(0.24)	0.15

LESS DISTRIBUTIONS FROM:
Net investment income	(0.10)		(0.25)		(0.19)		(0.13)	(0.27)	(0.25)

Net asset value, end of the period	$9.74		$9.58		$9.88		$9.82	$9.42	$9.93

Total return(e)	2.75	%(f)	(0.42)%		2.53%		5.70%	(2.44)%	1.47	%(b)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$21,718		$26,883		$33,759		$45,674	$62,453	$71,215
Net expenses	1.73	%(g)	1.75	%(h)	1.81	%(i)	1.85%	1.85%	1.85%
Gross expenses	1.73	%(g)	1.75	%(h)	1.81%		1.85%	1.85%	1.85%
Net investment income	2.48	%(g)	2.61%		2.52%		2.40%	1.91%	2.13	%(b)
Portfolio turnover rate	219%		379	%(j)	178	%(k)	72%	72%	87%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)

Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.21, total return would have been 1.37% and the ratio of net investment income to average net assets would have been 2.05%.

(c)	Amount rounds to less than $0.01 per share.
(d)

The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(e)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(f)	Periods less than one year are not annualized.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Includes fee/expense recovery of less than 0.01%.
(i)	Effective July 1, 2017, the expense limit decreased from 2.05% to 1.75%.
(j)	The variation in the Fund’s turnover rate from 2017 to 2018 was primarily due to a repositioning of the portfolio.
(k)	The variation in the Fund’s turnover rate from 2016 to 2017 was primarily due to a repositioning of the portfolio.

See accompanying notes to financial statements.

57  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Loomis Sayles Strategic Alpha Fund—Class N
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018		Period Ended December 31, 2017*
Net asset value, beginning of the period	$9.60		$9.90		$9.90

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.17		0.34		0.25
Net realized and unrealized gain (loss)	0.15		(0.28)		(0.04)

Total from Investment Operations	0.32		0.06		0.21

LESS DISTRIBUTIONS FROM:
Net investment income	(0.16)		(0.36)		(0.21)

Net asset value, end of the period	$9.76		$9.60		$9.90

Total return	3.30	%(b)	0.68%		2.11	%(b)(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$283,634		$255,226		$59,282
Net expenses	0.67	%(d)	0.70	%(e)	0.70	%(d)(f)(g)
Gross expenses	0.67	%(d)	0.70	%(e)	0.72	%(d)
Net investment income	3.56	%(d)	3.44%		3.83	%(d)
Portfolio turnover rate	219%		379	%(h)	178	%(i)

*	From commencement of Class operations on May 1, 2017 through December 31, 2017.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Computed on an annualized basis for periods less than one year.
(e)	Includes fee/expense recovery of 0.01%.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Effective July 1, 2017, the expense limit decreased from 1.00% to 0.70%.
(h)	The variation in the Fund’s turnover rate from 2017 to 2018 was primarily due to a repositioning of the portfolio.
(i)	Represents the Fund’s portfolio turnover rate for the year ended December 31, 2017.

See accompanying notes to financial statements.

|  58

Financial Highlights (continued)

For a share outstanding throughout each period.

	Loomis Sayles Strategic Alpha Fund—Class Y
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018		Year Ended December 31, 2017		Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014
Net asset value, beginning of the period	$9.59		$9.90		$9.85		$9.44	$9.95	$10.05

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.17		0.35		0.35		0.32	0.29	0.31	(b)
Net realized and unrealized gain (loss)	0.14		(0.31)		(0.01)		0.32	(0.43)	(0.06)

Total from Investment Operations	0.31		0.04		0.34		0.64	(0.14)	0.25

LESS DISTRIBUTIONS FROM:
Net investment income	(0.15)		(0.35)		(0.29)		(0.23)	(0.37)	(0.35)

Net asset value, end of the period	$9.75		$9.59		$9.90		$9.85	$9.44	$9.95

Total return	3.27	%(c)	0.53%		3.48	%(d)	6.86%	(1.43)%	2.52	%(b)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1,230,245		$1,186,322		$1,031,537		$1,083,527	$1,183,723	$1,188,605
Net expenses	0.73	%(e)	0.75	%(f)	0.80	%(g)(h)	0.85%	0.85%	0.85%
Gross expenses	0.73	%(e)	0.75	%(f)	0.81%		0.85%	0.85%	0.85%
Net investment income	3.50	%(e)	3.51%		3.53%		3.39%	2.91%	3.10	%(b)
Portfolio turnover rate	219%		379	%(i)	178	%(j)	72%	72%	87%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)

Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.31, total return would have been 2.42% and the ratio of net investment income to average net assets would have been 3.03%.

(c)	Periods less than one year are not annualized.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Includes fee/expense recovery of less than 0.01%.
(g)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(h)	Effective July 1, 2017, the expense limit decreased from 1.05% to 0.75%.
(i)	The variation in the Fund’s turnover rate from 2017 to 2018 was primarily due to a repositioning of the portfolio.
(j)	The variation in the Fund’s turnover rate from 2016 to 2017 was primarily due to a repositioning of the portfolio.

See accompanying notes to financial statements.

59  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Natixis U.S. Equity Opportunities Fund—Class A
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018	Year Ended December 31, 2017		Year Ended December 31, 2016		Year Ended December 31, 2015		Year Ended December 31, 2014
Net asset value, beginning of the period	$31.00		$36.90	$30.27		$27.60		$27.40		$33.07

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.14	(b)	0.08	0.06		0.12		0.06		0.02
Net realized and unrealized gain (loss)	6.12		(2.51)	7.88		3.12		1.55		4.31

Total from Investment Operations	6.26		(2.43)	7.94		3.24		1.61		4.33

LESS DISTRIBUTIONS FROM:
Net investment income	(0.00	)(c)	(0.05)	(0.06)		(0.12)		—		—
Net realized capital gains	(1.00)		(3.42)	(1.25)		(0.45)		(1.41)		(10.00)

Total Distributions	(1.00)		(3.47)	(1.31)		(0.57)		(1.41)		(10.00)

Net asset value, end of the period	$36.26		$31.00	$36.90		$30.27		$27.60		$27.40

Total return(d)	20.32	%(b)(e)	(6.48)%	26.28%		11.86%		5.86%		12.94%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$608,253		$523,665	$604,330		$472,436		$422,069		$400,678
Net expenses	1.17	%(f)	1.16%	1.21	%(g)	1.23	%(h)	1.25	%(i)	1.29	%(j)
Gross expenses	1.17	%(f)	1.16%	1.21%		1.23	%(h)	1.25%		1.29	%(j)
Net investment income	0.80	%(b)(f)	0.20%	0.16%		0.42%		0.21%		0.07%
Portfolio turnover rate	7%		23%	17%		17%		20%		93	%(k)

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)

Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.08, total return would have been 20.16% and the ratio of net investment income to average net assets would have been 0.48%.

(c)	Amount rounds to less than $0.01 per share.
(d)	A sales charge for Class A shares is not reflected in total return calculations.
(e)	Periods less than one year are not annualized.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Effective July 1, 2017, the expense limit decreased from 1.25% to 1.20%.
(h)	Includes fee/expense recovery of less than 0.01%.
(i)	Effective July 1, 2015, the expense limit decreased from 1.30% to 1.25%.
(j)	Includes fee/expense recovery of 0.02%.
(k)	The variation in the Fund’s turnover rate from 2013 to 2014 was primarily due to the change in the structure of the Fund from four segments to two segments.

See accompanying notes to financial statements.

|  60

Financial Highlights (continued)

For a share outstanding throughout each period.

	Natixis U.S. Equity Opportunities Fund—Class C
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018	Year Ended December 31, 2017		Year Ended December 31, 2016		Year Ended December 31, 2015		Year Ended December 31, 2014
Net asset value, beginning of the period	$20.42		$25.73	$21.54		$19.86		$20.24		$26.92

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.01	(b)	(0.14)	(0.14)		(0.07)		(0.11)		(0.19)
Net realized and unrealized gain (loss)	4.02		(1.75)	5.58		2.22		1.14		3.51

Total from Investment Operations	4.03		(1.89)	5.44		2.15		1.03		3.32

LESS DISTRIBUTIONS FROM:
Net investment income	(0.00	)(c)	—	(0.00	)(c)	(0.02)		—		—
Net realized capital gains	(1.00)		(3.42)	(1.25)		(0.45)		(1.41)		(10.00)

Total Distributions	(1.00)		(3.42)	(1.25)		(0.47)		(1.41)		(10.00)

Net asset value, end of the period	$23.45		$20.42	$25.73		$21.54		$19.86		$20.24

Total return(d)	19.86	%(b)(e)	(7.18)%	25.35%		11.02%		5.06%		12.12%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$84,602		$78,783	$112,615		$72,768		$61,864		$53,925
Net expenses	1.92	%(f)	1.91%	1.96	%(g)	1.98	%(h)	2.00	%(i)	2.04	%(j)
Gross expenses	1.92	%(f)	1.91%	1.96%		1.98	%(h)	2.00%		2.04	%(j)
Net investment income (loss)	0.05	%(b)(f)	(0.54)%	(0.59)%		(0.33)%		(0.54)%		(0.68)%
Portfolio turnover rate	7%		23%	17%		17%		20%		93	%(k)

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)

Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $(0.03), total return would have been 19.72% and the ratio of net investment income to average net assets would have been (0.27)%.

(c)	Amount rounds to less than $0.01 per share.
(d)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(e)	Periods less than one year are not annualized.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Effective July 1, 2017, the expense limit decreased from 2.00% to 1.95%.
(h)	Includes fee/expense recovery of less than 0.01%.
(i)	Effective July 1, 2015, the expense limit decreased from 2.05% to 2.00%.
(j)	Includes fee/expense recovery of 0.01%.
(k)	The variation in the Fund’s turnover rate from 2013 to 2014 was primarily due to the change in the structure of the Fund from four segments to two segments.

See accompanying notes to financial statements.

61  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Natixis U.S. Equity Opportunities Fund—Class N
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018	Period Ended December 31, 2017*
Net asset value, beginning of the period	$36.37		$42.63	$37.62

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.23	(b)	0.25	0.12
Net realized and unrealized gain (loss)	7.20		(2.91)	6.20

Total from Investment Operations	7.43		(2.66)	6.32

LESS DISTRIBUTIONS FROM:
Net investment income	(0.00	)(c)	(0.18)	(0.16)
Net realized capital gains	(1.00)		(3.42)	(1.15)

Total Distributions	(1.00)		(3.60)	(1.31)

Net asset value, end of the period	$42.80		$36.37	$42.63

Total return(d)	20.54	%(b)(e)	(6.11)%	16.78	%(e)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$2		$1	$1
Net expenses(f)	0.84	%(g)	0.76%	0.78	%(g)(h)
Gross expenses	12.17	%(g)	13.35%	13.41	%(g)
Net investment income	1.14	%(b)(g)	0.56%	0.44	%(g)
Portfolio turnover rate	7%		23%	17	%(i)

*	From commencement of Class operations on May 1, 2017 through December 31, 2017.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)

Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.17, total return would have been 20.34% and the ratio of net investment income to average net assets would have been 0.84%.

(c)	Amount rounds to less than $0.01 per share.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Effective July 1, 2017, the expense limit decreased from 0.95% to 0.90%.
(i)	Represents the Fund’s portfolio turnover rate for the year ended December 31, 2017.

See accompanying notes to financial statements.

|  62

Financial Highlights (continued)

For a share outstanding throughout each period.

	Natixis U.S. Equity Opportunities Fund—Class Y
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018	Year Ended December 31, 2017		Year Ended December 31, 2016		Year Ended December 31, 2015		Year Ended December 31, 2014
Net asset value, beginning of the period	$36.33		$42.61	$34.77		$31.61		$31.18		$36.32

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.21	(b)	0.20	0.16		0.21		0.15		0.12
Net realized and unrealized gain (loss)	7.20		(2.92)	9.07		3.59		1.76		4.74

Total from Investment Operations	7.41		(2.72)	9.23		3.80		1.91		4.86

LESS DISTRIBUTIONS FROM:
Net investment income	(0.00	)(c)	(0.14)	(0.14)		(0.19)		(0.07)		—
Net realized capital gains	(1.00)		(3.42)	(1.25)		(0.45)		(1.41)		(10.00)

Total Distributions	(1.00)		(3.56)	(1.39)		(0.64)		(1.48)		(10.00)

Net asset value, end of the period	$42.74		$36.33	$42.61		$34.77		$31.61		$31.18

Total return	20.47	%(b)(d)	(6.24)%	26.60%		12.13%		6.11%		13.25%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$304,566		$296,255	$285,008		$143,231		$70,643		$37,636
Net expenses	0.92	%(e)	0.91%	0.95	%(f)	0.98	%(g)	1.00	%(h)	1.05	%(i)
Gross expenses	0.92	%(e)	0.91%	0.95%		0.98	%(g)	1.00%		1.05	%(i)
Net investment income	1.05	%(b)(e)	0.45%	0.40%		0.63%		0.46%		0.32%
Portfolio turnover rate	7%		23%	17%		17%		20%		93	%(j)

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)

Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.15, total return would have been 20.31% and the ratio of net investment income to average net assets would have been 0.74%.

(c)	Amount rounds to less than $0.01 per share.
(d)	Periods less than one year are not annualized.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Effective July 1, 2017, the expense limit decreased from 1.00% to 0.95%.
(g)	Includes fee/expense recovery of less than 0.01%.
(h)	Effective July 1, 2015, the expense limit decreased from 1.05% to 1.00%.
(i)	Includes fee/expense recovery of 0.01%.
(j)	The variation in the Fund’s turnover rate from 2013 to 2014 was primarily due to the change in the structure of the Fund from four segments to two segments.

See accompanying notes to financial statements.

63  |

Notes to Financial Statements

June 30, 2019 (Unaudited)

1.  Organization.  Natixis Funds Trust I and Natixis Funds Trust II (the “Trusts” and each a “Trust”) are each organized as a Massachusetts business trust. Each Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trusts are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:

Natixis Funds Trust I:

Natixis U.S. Equity Opportunities Fund (the “U.S. Equity Opportunities Fund”)

Natixis Funds Trust II:

Loomis Sayles Strategic Alpha Fund (the “Strategic Alpha Fund”)

The U.S. Equity Opportunities Fund is a diversified investment company and the Strategic Alpha Fund is a non-diversified investment company.

Each Fund offers Class A, Class C, Class N and Class Y shares.

Class A shares are sold with a maximum front-end sales charge of 4.25% for Strategic Alpha Fund and 5.75% for U.S. Equity Opportunities Fund. Class C shares do not pay a front-end sales charge, pay higher Rule 12b-1 fees than Class A shares for ten years (at which point they automatically convert to Class A shares) and may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% if those shares are redeemed within one year of acquisition, except for reinvested distributions. Class N and Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class N shares are offered with an initial minimum investment of $1,000,000. Class Y shares are offered with an initial minimum investment of $100,000. Certain categories of investors are exempted from the minimum investment amounts for Class N and Class Y as outlined in the relevant Funds’ prospectus.

Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV and Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”), and Natixis ETF Trust. Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (such as the Rule 12b-1 fee applicable to Class A and Class C) and transfer agent fees are borne collectively for Class A, Class C and Class Y, and individually for Class N. In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of a Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

|  64

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

2.  Significant Accounting Policies.  The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds’ financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds’ financial statements.

a.  Valuation.  Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or sub-adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or sub-adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Funds by an independent pricing service or bid prices obtained from broker-dealers. Senior loans and collateralized loan obligations are valued at bid prices supplied by an independent pricing service, if available. Broker-dealer bid prices may be used to value debt, unlisted equity securities, senior loans and collateralized loan obligations where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service. Futures contracts are valued

65  |

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively. Centrally cleared swap agreements are valued at settlement prices of the clearing house on which the contracts were traded or prices obtained from broker-dealers. Bilateral credit default swaps are valued based on mid prices (between the bid price and the ask price) supplied by an independent pricing service. Bilateral interest rate swaps are valued based on prices supplied by an independent pricing source. Domestic exchange-traded single name equity option contracts are valued at the mean of the National Best Bid and Offer quotations. Options on futures contracts are valued using the current settlement price on the exchange on which, over time, they are traded most extensively. Option contracts on domestic indices are valued at the average of the closing bid and ask quotations as of the close of trading on the Chicago Board Options Exchange (“CBOE”). Option contracts on foreign indices are priced at the most recent settlement price. Other exchange-traded options are valued at the average of the closing bid and ask quotations on the exchange on which, over time, they are traded most extensively. Over-the-counter (“OTC”) currency options and swaptions are valued at mid prices (between the bid and the ask price) supplied by an independent pricing service, if available. Other OTC option contracts (including currency options and swaptions not priced through an independent pricing service) are valued based on quotations obtained from broker-dealers.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Funds may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by a Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Funds’ pricing policies and procedures.

|  66

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

As of June 30, 2019, securities and other investments of the funds included in net assets were fair valued as follows:

Fund	Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
Strategic Alpha Fund	$2,075,638	0.1%	$17,672,517	1.1%

b.  Investment Transactions and Related Investment Income.  Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income (including income reinvested) and foreign withholding tax, if applicable, is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Dividends reinvested are reflected as non-cash dividends on the Statements of Operations. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. Periodic principal adjustments for inflation-protected securities are recorded to interest income. Negative principal adjustments (in the event of deflation) are recorded as reductions of interest income to the extent of interest income earned, not to exceed the amount of positive principal adjustments on a cumulative basis. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of the investments or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Funds’ investments in real estate investment trusts (“REITs”) are reported to the Funds after the end of the fiscal year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported to the Funds after the end of the fiscal year. Estimates are based on the most recent REIT distribution information available. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

c.  Foreign Currency Translation.  The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.

67  |

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statements of Operations. For federal income tax purposes, net realized foreign exchange gains or losses are characterized as ordinary income, and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.

The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities. For federal income tax purposes, a portion of the net realized gain or loss on investments arising from changes in exchange rates, which is reflected in the Statements of Operations, may be characterized as ordinary income and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.

For the six months ended June 30, 2019, the amount of income available to be distributed has been reduced by the following amounts as a result of losses arising from changes in exchange rates:

Strategic Alpha Fund	$1,927,458

The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

d.  Forward Foreign Currency Contracts.  The Funds may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss reflected in the Funds’ Statements of Assets and Liabilities. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency a Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a

|  68

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts.

e.  Futures Contracts.  The Funds may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When a Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by a Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset (liability) and in the Statements of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses). Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When a Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit a Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Funds are reduced; however, in the event that a counterparty enters into bankruptcy, a Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

f.  Option Contracts.  The Funds may enter into option contracts. When a Fund purchases an option, it pays a premium and the option is subsequently marked-to-market to reflect current value. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised are added to the cost or deducted from the proceeds on the underlying instrument to determine the realized gain or loss. If the Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing options is limited to the premium paid.

When a Fund writes an option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value. Net premiums received for written options which expire are treated as

69  |

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

realized gains. Net premiums received for written options which are exercised are deducted from the cost or added to the proceeds on the underlying instrument to determine the realized gain or loss. If the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid on effecting a closing purchase transaction, including commissions, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. The Fund, as writer of a written option, bears the risk of an unfavorable change in the market value of the instrument or index underlying the written option.

Exchange-traded options contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Funds are reduced. OTC options are subject to the risk that the counterparty is unable or unwilling to meet its obligations under the option.

g.  Swaptions.  The Funds may enter into interest rate swaptions. An interest rate swaption gives the holder the right, but not the obligation, to enter into or cancel an interest rate swap agreement at a future date. Interest rate swaptions may be either purchased or written. The buyer of an interest rate swaption may purchase either the right to receive a fixed rate in the underlying swap (known as a “receiver swaption”) or to pay a fixed rate (known as a “payer swaption”), based on the notional amount of the swap agreement, in exchange for a floating rate. The notional amounts of swaptions are not recorded in the financial statements.

When a Fund purchases an interest rate swaption, it pays a premium and the swaption is subsequently marked-to-market to reflect current value. Premiums paid for purchasing interest rate swaptions which expire are treated as realized losses. Premiums paid for purchasing interest rate swaptions which are exercised are added to the cost or deducted from the proceeds on the underlying swap to determine the realized gain or loss. If a Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing interest rate swaptions is limited to the premium paid.

When a Fund writes an interest rate swaption, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current value. Premiums received for written interest rate swaptions which expire are treated as realized gains. Premiums received for written interest rate swaptions which are exercised are deducted from the cost or added to the proceeds on the underlying swap to determine the realized gain or loss. If a Fund enters into a closing purchase transaction, the difference between the premium received and any amount paid on effecting a closing purchase transaction, including commission, is treated as a realized gain or, if the premium received is less than the amount paid, as a realized loss. A Fund, as writer of a written interest rate swaption, bears the risk of an unfavorable change in the market value of the swap underlying the written interest rate swaption.

|  70

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

OTC interest rate swaptions are subject to the risk that the counterparty is unable or unwilling to meet its obligations under the swaption.

There were no swaptions held by the Funds as of June 30, 2019.

h.  Swap Agreements.  The Funds may enter into credit default and interest rate swaps. A credit default swap is an agreement between two parties (the “protection buyer” and “protection seller”) to exchange the credit risk of an issuer (“reference obligation”) for a specified time period. The reference obligation may be one or more debt securities or an index of such securities. The Funds may be either the protection buyer or the protection seller. As a protection buyer, the Funds have the ability to hedge the downside risk of an issuer or group of issuers. As a protection seller, the Funds have the ability to gain exposure to an issuer or group of issuers whose bonds are unavailable or in short supply in the cash bond market, as well as realize additional income in the form of fees paid by the protection buyer. The protection buyer is obligated to pay the protection seller a stream of payments (“fees”) over the term of the contract, provided that no credit event, such as a default or a downgrade in credit rating, occurs on the reference obligation. The Funds may also pay or receive upfront premiums. If a credit event occurs, the protection seller must pay the protection buyer the difference between the agreed upon notional value and market value of the reference obligation. Market value in this case is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the value. The maximum potential amount of undiscounted future payments that a Fund as the protection seller could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

Implied credit spreads, represented in absolute terms, are disclosed in the Portfolio of Investments for those agreements for which the Fund is the protection seller. Implied credit spreads serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

An interest rate swap is an agreement with another party to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) to protect themselves from interest rate fluctuations. This type of swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to a specified interest rate(s) for a specified notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

71  |

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

The notional amounts of swap agreements are not recorded in the financial statements. Swap agreements are valued daily, and fluctuations in value are recorded in the Statements of Operations as change in unrealized appreciation (depreciation) on swap agreements. Fees are accrued in accordance with the terms of the agreement and are recorded in the Statements of Assets and Liabilities as fees receivable or payable. When received or paid, fees are recorded in the Statements of Operations as realized gain or loss. Upfront premiums paid or received by the Funds are recorded on the Statements of Assets and Liabilities as an asset or liability, respectively, and are amortized or accreted over the term of the agreement and recorded as realized gain or loss. Payments made or received by the Funds as a result of a credit event or termination of the agreement are recorded as realized gain or loss.

Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract or centrally cleared (“centrally cleared swaps”). Bilateral swap agreements are traded between counterparties and, as such, are subject to the risk that a party to the agreement will not be able to meet its obligations. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Funds face the CCP through a broker. Upon entering into a centrally cleared swap, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Subsequent payments, known as “variation margin,” are made or received by the Funds based on the daily change in the value of the centrally cleared swap agreement. For centrally cleared swaps, the Funds’ counterparty credit risk is reduced as the CCP stands between the Funds and the counterparty. The Funds cover their net obligations under outstanding swap agreements by segregating or earmarking cash or securities.

i.  Due to/from Brokers.  Transactions and positions in certain options, futures, forward foreign currency contracts and swap agreements are maintained and cleared by registered U.S. broker/dealers pursuant to customer agreements between the Funds and the various broker/dealers. The due from brokers balance in the Statements of Assets and Liabilities for Strategic Alpha Fund represents cash pledged as collateral for forward foreign currency contracts, options and as initial margin for futures contracts. The due to brokers balance in the Statements of Assets and Liabilities for Strategic Alpha Fund represents cash received as collateral for forward foreign currency contracts. In certain circumstances the Funds’ use of cash, securities and/or foreign currency held at brokers is restricted by regulation or broker mandated limits.

j.  Federal and Foreign Income Taxes.  The Trusts treat each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of June 30,

|  72

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

2019 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts eligible to be reclaimed. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or will be filed are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.

k.  Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as paydown gains and losses, controlled foreign corporations, defaulted and/or non-income producing securities, deferred Trustees’ fees, swap adjustments, foreign currency gains and losses, convertible bond adjustments and premium amortization. Permanent book and tax basis differences relating to shareholder distributions, net investment income and net realized gains will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, premium amortization, defaulted and/or non-income producing securities, swap adjustments, wash sales, convertible bond adjustments, forward foreign currency contract mark-to-market, straddle loss deferrals and futures contracts mark-to-market. Amounts of income and capital gain available to be distributed on a tax basis are determined

73  |

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and net realized short-term capital gains are reported as distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended December 31, 2018 was as follows:

	2018 Distributions Paid From:
Fund	Ordinary Income	Long-Term Capital Gains	Total
Strategic Alpha Fund	$49,713,220	$—	$49,713,220
U.S. Equity Opportunities Fund	7,917,360	87,168,205	95,085,565

Distributions paid to shareholders from net investment income and net realized capital gains, based on accounting principles generally accepted in the United States of America, are consolidated and reported on the Statements of Changes in Net Assets as Distributions to Shareholders. Distributions paid to shareholders from net investment income and net realized capital gains expressed in per-share amounts, based on accounting principles generally accepted in the United States of America, are separately stated and reported within the Financial Highlights.

As of December 31, 2018 capital loss carryforwards and late-year ordinary and post-October capital loss deferrals were as follows:

	Strategic Alpha Fund	U.S. Equity Opportunities Fund
Capital loss carryforward:
Short-term:
No expiration date	$(36,014,163)	$—
Long-term:
No expiration date	(4,070,186)	—

Total capital loss carryforward	$(40,084,349)	$—

Late-year ordinary and post-October capital loss deferrals*	$(578,810)	$—

*

Under current tax law, capital losses, foreign currency losses, and losses on passive foreign investment companies and contingent payment debt instruments after October 31 or December 31, as applicable, may be deferred and treated as occurring on the first day of the following taxable year. Strategic Alpha Fund is deferring foreign currency losses.

|  74

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

As of June 30, 2019, unrealized appreciation (depreciation) on a tax basis was approximately as follows:

	Strategic Alpha Fund	U.S. Equity Opportunities Fund
Unrealized appreciation (depreciation)
Investments	$(7,149,983)	$249,791,552
Foreign currency translations	(27,213,988)	—

Total unrealized appreciation (depreciation)	$(34,363,971)	$249,791,552

As of June 30, 2019, the tax cost of investments (including derivatives, if applicable) and unrealized appreciation (depreciation) on a federal tax basis were as follows:

	Strategic Alpha Fund	U.S. Equity Opportunities Fund
Federal tax cost	$1,690,877,283	$745,627,348

Gross tax appreciation	$33,606,344	$301,112,993
Gross tax depreciation	(68,000,473)	(51,321,441)

Net tax appreciation (depreciation)	$(34,394,129)	$249,791,552

Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.

The difference between these amounts and those reported in the preceding table are primarily attributable to foreign currency mark-to-market.

l.  Senior Loans.  Strategic Alpha Fund may invest in senior loans to corporate, governmental or other borrowers. Senior loans, which include both secured and unsecured loans made by banks and other financial institutions to corporate customers, typically hold the most senior position in a borrower’s capital structure, may be secured by the borrower’s assets and have interest rates that reset frequently. Senior Loans can include term loans, revolving credit facility loans and second lien loans. A senior loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the senior loan, as specified in the loan agreement. Large loans may be shared or syndicated among several lenders. The Fund may enter into the primary syndicate for a loan or it may also purchase all or a portion of loans from other lenders (sometimes referred to as loan assignments), in either case becoming a direct lender. Senior loans outstanding at the end of the period are listed in the Fund’s Portfolio of Investments.

m.  Loan Participations.  Strategic Alpha Fund’s investments in senior loans may be in the form of participations in loans. When investing in a loan participation, the Fund has

75  |

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

the right to receive payments of principal, interest and any fees to which it is entitled only from the party from whom the Fund has purchased the participation and only upon receipt by that party of payments from the borrower. The Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement or to vote on matters arising under the loan agreement. Thus, the Fund may be subject to credit risk from both the party from whom it purchased the loan participation and the borrower. Additionally, the Fund may have minimal control over the terms of any loan modification. Loan participations outstanding at the end of the period are listed in the Fund’s Portfolio of Investments.

n.  Collateralized Loan Obligations.  Strategic Alpha Fund may invest in collateralized loan obligations (“CLOs”). A CLO is a type of asset-backed security designed to redirect the cash flows from a pool of leveraged loans to investors based on their risk preferences. Cash flows from a CLO are split into two or more portions, called tranches, varying in risk and yield. The risk of an investment in a CLO depends largely on the type of the collateralized securities and the class of the instrument in which the Fund invests. The intent of the Funds when investing in CLOs is to purchase only higher level, investment grade level select tranches. CLOs outstanding at the end of the period are listed in the Fund’s Portfolio of Investments.

o.  Repurchase Agreements.  Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of June 30, 2019, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.

p.  When-Issued and Delayed Delivery Transactions.  The Funds may enter into when-issued or delayed delivery transactions. When-issued refers to transactions made conditionally because a security, although authorized, has not been issued. Delayed delivery refers to transactions for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of when-issued and delayed delivery securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Funds at the time the commitment is entered into. The value of the

|  76

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

security may vary with market fluctuations during the time before the Funds take delivery of the security. No interest accrues to the Funds until the transaction settles.

Delayed delivery transactions include those designated as To Be Announced (“TBAs”) in the Portfolios of Investments. For TBAs, the actual security that will be delivered to fulfill the transaction is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. Certain transactions require the Funds or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party. The Funds cover their net obligations under outstanding delayed delivery commitments by segregating or earmarking cash or securities at the custodian.

Purchases of when-issued or delayed delivery securities may have a similar effect on the Funds’ NAV as if the Funds’ had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.

There were no when-issued or delayed delivery securities held by the Funds as of June 30, 2019.

q.  Stripped Securities.  Each Fund may invest in stripped securities, which are usually structured with two or more classes that receive different proportions of the interest and principal distribution on a pool of U.S. or foreign government securities or mortgage assets. In some cases, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). Stripped securities commonly have greater market volatility than other types of fixed-income securities. In the case of stripped mortgage securities, if the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to recoup fully its investments in IOs.

r.  Securities Lending.  The Funds have entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Funds, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value (including accrued interest) of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value (including accrued interest) of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value (including accrued interest) of loaned securities for non-U.S. equities; and at least 100% of the market value (including accrued interest) of loaned securities for U.S. Government securities, sovereign debt issued by non-U.S. Governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other

77  |

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

extensions of credit, the Funds may bear the risk of loss with respect to the investment of the collateral. The Funds invest cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Funds and State Street Bank as lending agent.

For the six months ended June 30, 2019, the Funds did not loan securities under this agreement.

s.  Unfunded Loan Commitments.  The Funds may enter into unfunded loan commitments, which are contractual obligations for future funding at the option of the borrower. Unfunded loan commitments represent a future obligation, in full, even though a percentage of the committed amount may not be utilized by the borrower. Unfunded loan commitments, and the obligation for future funding, are recorded as a liability on the Statements of Assets and Liabilities at par value at the time the commitment is entered into. Purchases of unfunded loan commitments may have a similar effect on the Fund’s NAV as if the Fund had created a degree of leverage in the portfolio. Market risk exists with these commitments to the same extent as if the securities were owned on a settled basis. Losses may arise due to changes in the value of the unfunded loan commitments.

As of June 30, 2019, the Funds did not have any unfunded loan commitments.

t.  Indemnifications.  Under the Trusts’ organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

3.  Fair Value Measurements.  In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

|  78

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds’ pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Funds by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Funds do not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Funds’ adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

79  |

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2019, at value:

Strategic Alpha Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Non-Convertible Bonds
ABS Home Equity	$—	$135,276,741	$6,254,815	(b)	$141,531,556
ABS Other	—	69,686,215	5,719,348	(c)(d)	75,405,563
ABS Student Loan	—	4,969,414	3,826,851	(e)	8,796,265
Independent Energy	—	24,989,861	627,000	(b)(d)	25,616,861
Oil Field Services	—	2,372,962	767,360	(b)	3,140,322
All Other Non-Convertible Bonds(a)	—	963,476,760	—		963,476,760

Total Non-Convertible Bonds	—	1,200,771,953	17,195,374		1,217,967,327

Convertible Bonds(a)	—	16,403,403	—		16,403,403

Total Bonds and Notes	—	1,217,175,356	17,195,374		1,234,370,730

Senior Loans(a)	—	84,859,315	—		84,859,315
Collateralized Loan Obligations	—	31,630,472	—		31,630,472
Loan Participations(a)	—	—	5,189,236	(e)	5,189,236
Preferred Stocks
Convertible Preferred Stocks
Food & Beverage	—	4,224,124	—		4,224,124
Midstream	123,437	819,749	—		943,186
Non-Convertible Preferred Stocks(a)	—	4,136,960	—		4,136,960

Total Preferred Stocks	123,437	9,180,833	—		9,304,270

Common Stocks
Oil, Gas & Consumable Fuels	3,818,834	—	42,708	(b)	3,861,542
All Other Common Stocks(a)	49,436,986	—	—		49,436,986

Total Common Stocks	53,255,820	—	42,708		53,298,528

Exchange-Traded Funds	7,755,585	—	—		7,755,585
Other Investments(a)	—	—	7,776,000	(f)	7,776,000
Short-Term Investments	—	223,967,153	—		223,967,153

Total Investments	$61,134,842	$1,566,813,129	$30,203,318		$1,658,151,289

|  80

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

Strategic Alpha Fund (continued)

Asset Valuation Inputs (continued)

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized appreciation)	$—	$862,341	$—	$862,341
Futures Contracts (unrealized appreciation)	13,335	—	—	13,335

Total	$61,148,177	$1,567,675,470	$30,203,318	$1,659,026,965

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Written Options(a)	$(516,500)	$—	$—	$(516,500)
Bilateral Credit Default Swap Agreements (unrealized depreciation)	—	(268,742)	—	(268,742)
Forward Foreign Currency Contracts (unrealized depreciation)	—	(2,008,305)	—	(2,008,305)
Futures Contracts (unrealized depreciation)	(195,823)	—	—	(195,823)

Total	$(712,323)	$(2,277,047)	$—	$(2,989,370)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(b)	Fair valued by the Fund’s adviser.
(c)

Fair valued by the Fund’s adviser using broker dealer bid prices for which inputs are unobservable to the Fund ($1,748,083) or fair valued by the Fund’s adviser ($456,551) or valued using broker-dealer bid prices ($3,514,714).

(d)	Includes securities fair valued at zero using level 3 inputs.
(e)	Valued using broker-dealer bid prices.
(f)	Fair valued by the Fund’s adviser using broker dealer bid prices for which inputs are unobservable to the Fund.

81  |

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

U.S. Equity Opportunities Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$973,857,464	$—	$—	$973,857,464
Short-Term Investments	—	21,561,436	—	21,561,436

Total	$973,857,464	$21,561,436	$—	$995,418,900

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended June 30, 2019, there were no transfers among Levels 1, 2 and 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2018 and/or June 30, 2019:

Strategic Alpha Fund

Asset Valuation Inputs

Investments in Securities	Balance as of December 31, 2018		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$1		$—	$21,722	$10,233	$2,284,999
ABS Other	4,468,825		—	—	72,661	3,572,373
ABS Student Loan	4,307,138		—	559	(846)	—
Independent Energy	—	(a)	100,378	—	(100,378)	627,000
Oil Field Services	—		252	—	(87,452)	854,560
Loan Participations	6,733,310		215	(10,268)	96,255	—
Common Stocks
Oil, Gas & Consumable Fuels	—		—	—	(396,581)	439,289
Other Investments
Aircraft ABS	7,790,625		—	—	(14,625)	—

Total	$23,299,899		$100,845	$12,013	$(420,733)	$7,778,221

|  82

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

Strategic Alpha Fund (continued)

Asset Valuation Inputs (continued)

Investments in Securities	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2019		Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2019
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$(634,924)	$4,572,784	$—	$6,254,815		$10,233
ABS Other	(28,376)	—	(2,366,135)	5,719,348		72,920
ABS Student Loan	(480,000)	—	—	3,826,851		(383)
Independent Energy	—	—	—	627,000	(a)	(100,378)
Oil Field Services	—	—	—	767,360		(87,452)
Loan Participations	(1,630,276)	—	—	5,189,236		43,285
Common Stocks
Oil, Gas & Consumable Fuels	—	—	—	42,708		(396,581)
Other Investments
Aircraft ABS	—	—	—	7,776,000		(14,625)

Total	$(2,773,576)	$4,572,784	$(2,366,135)	$30,203,318		$(472,981)

(a)	Includes securities fair valued at zero using level 3 inputs.

Debt securities valued at $4,572,784 were transferred from Level 2 to Level 3 during the period ended June 30, 2019. At December 31, 2018, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At June 30, 2019 these securities were valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service did not provide a reliable price for the securities.

A debt security valued at $2,366,135 was transferred from Level 3 to Level 2 during the period ended June 30, 2019. At December 31, 2018, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the security. At June 30, 2019, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

83  |

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

4.  Derivatives.  Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that Strategic Alpha Fund used during the period include forward foreign currency contracts, futures contracts, option contracts and swap agreements.

Strategic Alpha Fund seeks to achieve positive total returns over a full market cycle. The Fund pursues its objective by utilizing a flexible investment approach that allocates investments across a global range of investment opportunities related to credit, currencies and interest rates, while employing risk management techniques to mitigate downside risk. At times, the Fund expects to gain its investment exposure substantially through the use of derivatives, including forward foreign currency contracts, futures and option contracts, interest rate swaptions and swap agreements. During the six months ended June 30, 2019, the Fund used futures, forward foreign currency contracts, option contracts, interest rate swap agreements and credit default swap agreements (as a protection seller) to gain investment exposures in accordance with its objective.

Strategic Alpha Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts, interest rate swap agreements and interest rate swaptions to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. During the six months ended June 30, 2019, the Fund engaged in interest rate swaps for hedging purposes.

Strategic Alpha Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency exchange contracts and option contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. During the six months ended June 30, 2019, the Fund engaged in forward foreign currency and option contracts for hedging purposes.

Strategic Alpha Fund is subject to the risk that companies in which the Fund invests will fail financially or otherwise be unwilling or unable to meet their obligations to the Fund. The Fund may use credit default swaps, as a protection buyer, to hedge its credit exposure to issuers of bonds it holds without having to sell the bonds. During the six months ended June 30, 2019, the Fund engaged in credit default swap transactions (as a protection buyer) to hedge its credit exposure.

Strategic Alpha Fund is subject to the risk of unpredictable declines in the value of individual equity securities and periods of below-average performance in individual securities or in the equity market as a whole. The Fund may use futures contracts, purchased put options and written call options to hedge against a decline in value of an equity security that it owns. The Fund may also write put options to offset the cost of options used for hedging purposes. During the six months ended June 30, 2019, the Fund engaged in futures and option contracts for hedging purposes.

|  84

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

The following is a summary of derivative instruments for Strategic Alpha Fund as of June 30, 2019, as reflected within the Statements of Assets and Liabilities:

Assets		Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on futures contracts[1]	Swap agreements at value[2]	Total
Over-the-counter asset derivatives
Foreign exchange contracts		$862,341	$—	$—	$862,341

Total over-the counter asset derivatives		$862,341	$—	$—	$862,341

Exchange-traded/cleared asset derivatives
Interest rate contracts		$—	$13,335	$—	$13,335

Total exchange-traded/cleared asset derivatives		$—	$13,335	$—	$13,335

Total asset derivatives		$862,341	$13,335	$—	$875,676

Liabilities	Options written at value	Unrealized depreciation on forward foreign currency contracts	Unrealized depreciation on futures contracts[1]	Swap agreements at value[2]	Total
Over-the-counter liability derivatives
Foreign exchange contracts	$—	$(2,008,305)	$—	$—	$(2,008,305)
Credit contracts	—	—	—	(235,130)	(235,130)

Total over-the counter liability derivatives	$—	$(2,008,305)	$—	$(235,130)	$(2,243,435)

Exchange-traded/cleared liability derivatives
Equity contracts	$(516,500)	$—	$(195,823)	$—	$(712,323)

Total exchange-traded/cleared liability derivatives	$(516,500)	$—	$(195,823)	$—	$(712,323)

Total liability derivatives	$(516,500)	$(2,008,305)	$(195,823)	$(235,130)	$(2,955,758)

85  |

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

[1]

Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

[2]

Represents swap agreements, at value. Market value of swap agreements is reported in the Portfolio of Investments along with the unamortized upfront premium paid (received), if any, and unrealized appreciation (depreciation) on each individual contract. Unrealized appreciation (depreciation) and upfront premiums paid (received) for bilateral swap agreements are reported within the Statements of Assets and Liabilities.

Transactions in derivative instruments for Strategic Alpha Fund during the six months ended June 30, 2019, as reflected within the Statements of Operations were as follows:

Net Realized Gain (Loss) on:	Investments[3]	Futures contracts	Options written	Swap agreements	Forward foreign currency contracts
Interest rate contracts	$—	$(4,725,759)	$—	$4,795,769	$—
Foreign exchange contracts	(346,401)	—	—	—	(724,784)
Credit contracts	—	—	—	(65,814)	—
Equity contracts	(821,890)	(3,501,661)	(210,911)	—	—

Total	$(1,168,291)	$(8,227,420)	$(210,911)	$4,729,955	$(724,784)

Net Change in Unrealized Appreciation (Depreciation) on:	Investments[3]	Futures contracts	Options written	Swap agreements	Forward foreign currency contracts
Interest rate contracts	$—	$(15,909)	$—	$(5,824,977)	$—
Foreign exchange contracts	276,968	—	—	—	(1,020,229)
Credit contracts	—	—	—	(265,123)	—
Equity contracts	—	(523,525)	(172,796)	—	—

Total	$276,968	$(539,434)	$(172,796)	$(6,090,100)	$(1,020,229)

[3]	Represents realized loss and change in unrealized appreciation (depreciation), respectively, for purchased options during the period.

As the Fund values its derivatives at fair value and recognizes changes in fair value through the Statement of Operations, it does not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these disclosures.

The volume of forward foreign currency contract, futures contract and swap agreement activity, as a percentage of net assets for Strategic Alpha Fund, based on

|  86

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

gross month-end notional amounts outstanding during the period, including long and short positions at absolute value, was as follows for the six months ended June 30, 2019:

Strategic Alpha Fund	Forwards	Futures	Credit Default Swaps	Interest Rate Swaps
Average Notional Amount Outstanding	8.52%	11.86%	2.27%	43.47%
Highest Notional Amount Outstanding	12.36%	17.92%	3.83%	113.28%
Lowest Notional Amount Outstanding	6.61%	6.25%	0.87%	0.00%
Notional Amount Outstanding as of June 30, 2019	12.36%	6.25%	0.87%	0.00%

Unrealized gain and/or loss on open forwards, futures and swaps is recorded in the Statements of Assets and Liabilities. The aggregate notional values of forward, futures and swap contracts are not recorded in the Statements of Assets and Liabilities, and therefore are not included in the Fund’s net assets.

The volume of option contract activity, as a percentage of net assets for Strategic Alpha Fund, based on the month-end market values of instruments underlying purchased and written options, at absolute value, was as follows for the six months ended June 30, 2019:

Strategic Alpha Fund	Call Options Purchased*	Put Options Purchased*	Call Options Written*	Put Options Written*
Average Market Value of Underlying Instruments	0.10%	1.23%	2.09%	1.23%
Highest Market Value of Underlying Instruments	0.00%	2.69%	2.41%	2.69%
Lowest Market Value of Underlying Instruments	0.00%	0.00%	1.73%	0.00%
Market Value of Underlying Instruments as of June 30, 2019	0.00%	0.00%	2.23%	0.00%

*

Market value of underlying instruments is determined as follows: for securities by multiplying option shares by the price of the option’s underlying security, for currencies by multiplying par value by the strike price and dividing by the foreign currency exchange rate, for foreign indices by multiplying the number of contracts by the contract multiplier by the price of the underlying index and dividing by the foreign currency exchange rate and for futures by multiplying the number of contracts by the contract multiplier by the price of the underlying futures contract.

Amounts outstanding at the end of the prior period are included in the average amount outstanding.

87  |

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

Over-the-counter derivatives, including forward foreign currency contracts and swap agreements are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Funds and their counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by a Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Funds and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Funds or the counterparty. The Funds’ ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the NAV of a Fund declines beyond a certain threshold. For financial reporting purposes, the Funds do not offset derivative assets and liabilities, and any related collateral received or pledged, on the Statements of Assets and Liabilities.

As of June 30, 2019, gross amounts of over-the-counter derivative assets and liabilities not offset in the Statements of Assets and Liabilities and the related net amounts after taking into account master netting arrangements, by counterparty, are as follows:

Strategic Alpha Fund

Counterparty	Gross Amounts of Assets	Offset Amount	Net Asset Balance	Collateral (Received)/ Pledged	Net Amount
Bank of America, N.A.	$226,028	$(226,028)	$—	$—	$—
Barclays Bank PLC	337,419	(39,529)	297,890	(297,890)	—
Citibank N.A.	5,995	(5,995)	—	—	—
Credit Suisse International	64,104	(64,104)	—	—	—
Deutsche Bank AG	130,063	(33,156)	96,907	—	96,907
Morgan Stanley Capital Services, Inc.	51,860	(51,860)	—	—	—
UBS AG	46,872	(46,872)	—	—	—

	$862,341	$(467,544)	$394,797	$(297,890)	$96,907

|  88

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

Strategic Alpha Fund (continued)

Counterparty	Gross Amounts of Liabilities	Offset Amount	Net Liability Balance	Collateral (Received)/ Pledged	Net Amount
Bank of America, N.A.	$(333,079)	$226,028	$(107,051)	$—	$(107,051)
Barclays Bank PLC	(39,529)	39,529	—	—	—
Citibank N.A.	(416,727)	5,995	(410,732)	410,732	—
Credit Suisse International	(343,649)	64,104	(279,545)	279,545	—
Deutsche Bank AG	(33,156)	33,156	—	—	—
Morgan Stanley Capital Services, Inc.	(878,320)	51,860	(826,460)	751,080	(75,380)
UBS AG	(198,975)	46,872	(152,103)	152,103	—

	$(2,243,435)	$467,544	$(1,775,891)	$1,593,460	$(182,431)

The actual collateral received or pledged, if any, may exceed the amounts shown in the table due to overcollateralization. Timing differences may exist between when contracts under the ISDA agreements are marked-to-market and when collateral moves. The ISDA agreements include tri-party control agreements under which collateral is held for the benefit of the secured party at a third party custodian, State Street Bank.

Counterparty risk is managed based on policies and procedures established by each Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. A Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearing house, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s

89  |

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

customers, potentially resulting in losses to the Fund. Based on balances reflected on each Fund’s Statement of Assets and Liabilities, the following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties (including OTC derivative counterparties and brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of June 30, 2019:

Fund	Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
Strategic Alpha Fund	$18,614,528	$16,255,634

Net loss amount reflects cash received as collateral of $850,000, which is recorded on the Statements of Assets and Liabilities.

5.  Purchases and Sales of Securities.  For the six months ended June 30, 2019, purchases and sales of securities (excluding short-term investments and option/swaption contracts and including paydowns) were as follows:

	U.S. Government/Agency Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales
Strategic Alpha Fund	$2,386,917,476	$2,387,482,969	$840,604,294	$697,101,700
U.S. Equity Opportunities Fund	—	—	70,083,135	160,735,521

6.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees.  Natixis Advisors, L.P. (“Natixis Advisors”) serves as investment adviser to U.S. Equity Opportunities Fund. Natixis Advisors is a wholly-owned subsidiary of Natixis Investment Managers, L.P. (“Natixis”), which is part of Natixis Investment Managers, an international asset management group based in Paris, France.

Under the terms of the management agreement, the Fund pays a management fee at the annual rate of 0.75% of the Fund’s average daily net assets, calculated daily and payable monthly.

Natixis Advisors has entered into subadvisory agreements for the Fund as listed below.

U.S. Equity Opportunities Fund	Harris Associates L.P. (“Harris”)
Loomis, Sayles & Company, L.P. (“Loomis Sayles”)

|  90

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

Loomis Sayles is a limited partnership whose sole general partner, Loomis, Sayles & Company, Inc., is indirectly owned by Natixis. Harris is a wholly-owned subsidiary of Natixis.

Under the terms of the subadvisory agreement, the Fund has agreed to pay its subadvisers a subadvisory fee at the following annual rates, calculated daily and payable monthly, based on each Segment’s average daily net assets:

Fund	Subadviser	Percentage of Average Daily Net Assets
U.S. Equity Opportunities Fund
Large Cap Value Segment	Harris	0.52%
All Cap Growth Segment	Loomis Sayles	0.35%

Payments to Natixis Advisors are reduced by the amounts of payments to the subadvisers, as calculated based on the table above.

Loomis Sayles is the investment adviser to Strategic Alpha Fund. Under the terms of the management agreement, the Fund pays a management fee at the annual rate of 0.60% of the first $1.25 billion and 0.55% in excess of $1.25 billion of the Fund’s average daily net assets, calculated daily and payable monthly.

Natixis Advisors and Loomis Sayles have given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. These undertakings are in effect until April 30, 2020, may be terminated before then only with the consent of the Funds’ Board of Trustees, and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.

For the six months ended June 30, 2019, the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class N	Class Y
Strategic Alpha Fund	1.00%	1.75%	0.70%	0.75%
U.S. Equity Opportunities Fund	1.20%	1.95%	0.90%	0.95%

Natixis Advisors and Loomis Sayles shall be permitted to recover expenses borne under the expense limitation agreements (whether through waiver of management fees

91  |

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below a class’ expense limits, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

For the six months ended June 30, 2019, the management fees for each Fund were as follows:

Fund	Gross Management Fees	Percentage of Average Daily Net Assets
Strategic Alpha Fund	$4,687,670	0.59%
U.S. Equity Opportunities Fund	3,720,218	0.75%

No expenses were recovered for any of the Funds during the six months ended June 30, 2019 under the terms of the expense limitation agreements.

b.  Service and Distribution Fees.  Natixis Distribution, L.P. (“Natixis Distribution”), which is a wholly-owned subsidiary of Natixis, has entered into a distribution agreement with the Trusts. Pursuant to this agreement, Natixis Distribution serves as principal underwriter of the Funds of the Trusts.

Pursuant to Rule 12b-1 under the 1940 Act, the Trusts have adopted a Service Plan relating to each Fund’s Class A shares (the “Class A Plans”) and a Distribution and Service Plan relating to each Fund’s Class C shares (the “Class C Plans”).

Under the Class A Plans, each Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class A shares, as reimbursement for expenses incurred by Natixis Distribution in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.

Under the Class C Plans, each Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by Natixis Distribution in providing personal services to investors in Class C shares and/or the maintenance of shareholder accounts.

Also under the Class C Plans, each Fund pays Natixis Distribution a monthly distribution fee at the annual rate of 0.75% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Class C shares.

|  92

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

For the six months ended June 30, 2019, the service and distribution fees for each Fund were as follows:

	Service Fees		Distribution Fees
Fund	Class A	Class C	Class C
Strategic Alpha Fund	$73,744	$29,838	$89,513
U.S. Equity Opportunities Fund	737,283	106,260	318,780

c.  Administrative Fees.  Natixis Advisors provides certain administrative services for the Funds and contracts with State Street Bank to serve as sub-administrator. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts, Natixis ETF Trust and Natixis Advisors, each Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next $30 billion and 0.0225% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust of $10 million, which is reevaluated on an annual basis.

Effective October 1, 2018, State Street Bank agreed to reduce the fees it receives from Natixis Advisors for serving as sub-administrator to the Funds. Also, effective October 1, 2018, Natixis Advisors agreed to voluntarily waive fees paid by the Funds in an amount equal to the reduction in sub-administrative fees discussed above. The waiver is in effect through June 30, 2019.

For the six months ended June 30, 2019, the administrative fees for each Fund were as follows:

Fund	Administrative Fees	Waiver of Administrative Fees	Net Administrative Fees
Strategic Alpha Fund	$353,557	$8,402	$345,155
U.S. Equity Opportunities Fund	220,326	5,238	215,088

Effective July 1, 2019, each Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0540% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next $30 billion and 0.0225% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust of $10 million, which is reevaluated on an annual basis.

d.  Sub-Transfer Agent Fees.  Natixis Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to

93  |

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

customers of the intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse Natixis Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to Natixis Distribution are subject to a current per-account equivalent fee limit approved by the Funds’ Board of Trustees, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers. Class N shares do not bear such expenses.

For the six months ended June 30, 2019, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for each Fund were as follows:

Fund	Sub-Transfer Agent Fees
Strategic Alpha Fund	$412,896
U.S. Equity Opportunities Fund	244,314

As of June 30, 2019, the Funds owe Natixis Distribution the following reimbursements for sub-transfer agent fees (which are reflected in the Statements of Assets and Liabilities as payable to distributor):

Fund	Reimbursements of Sub-Transfer Agent Fees
Strategic Alpha Fund	$9,820
U.S. Equity Opportunities Fund	5,858

Sub-transfer agent fees attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.

e.  Commissions.  Commissions (including CDSCs) on Fund shares retained by Natixis Distribution during the six months ended June 30, 2019 were as follows:

Fund	Commissions
Strategic Alpha Fund	$1,261
U.S. Equity Opportunities Fund	18,376

f.  Trustees Fees and Expenses.  The Trusts do not pay any compensation directly to their officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis or their affiliates. The Chairperson of the Board of Trustees

|  94

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

receives a retainer fee at the annual rate of $360,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $190,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the chairperson of the Contract Review Committee and the chairperson of the Audit Committee each receive an additional retainer fee at the annual rate of $20,000. The chairperson of the Governance Committee receives an additional retainer fee at the annual rate of $15,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Funds until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.

Certain officers and employees of Natixis Advisors and Loomis Sayles are also officers and/or Trustees of the Trusts.

g.  Reimbursement of Transfer Agent Fees and Expenses.  Natixis Advisors has given a binding contractual undertaking to the U.S. Equity Opportunities Fund to reimburse any and all transfer agency expenses for the Fund’s Class N shares. This undertaking is in effect through April 30, 2020 and is not subject to recovery under the expense limitation agreement described above. Natixis Advisors had given a binding contractual undertaking to the Strategic Alpha Fund to reimburse any and all transfer agency expenses for the Fund’s Class N shares. This undertaking was in effect through April 30, 2019 and is not subject to recovery under the expense limitation agreement described above.

95  |

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

For the six months ended June 30, 2019, Natixis Advisors reimbursed the Funds for transfer agency expenses as follows:

Reimbursement of Transfer Agency Expenses
Fund	Class N
Strategic Alpha Fund	205
U.S. Equity Opportunities Fund	76

h.  Affiliated Ownership.  As of June 30, 2019, the Loomis Sayles Employees’ Profit Sharing Retirement Plan held shares of Strategic Alpha Fund representing 0.16% of the Fund’s net assets. Natixis and affiliates held shares of U.S. Equity Opportunities Fund representing less than 0.01% of the Fund’s net assets.

7.  Class-Specific Transfer Agent Fees and Expenses.  Transfer agent fees and expenses attributable to Class A, Class C, and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.

For the six months ended June 30, 2019, the Funds incurred the following class-specific transfer agent fees and expenses (including sub-transfer agent fees, where applicable):

	Transfer Agent Fees and Expenses
Fund	Class A	Class C	Class N	Class Y
Strategic Alpha Fund	$19,290	$7,662	$318	$401,591
U.S. Equity Opportunities Fund	241,595	34,842	76	129,681

8.  Line of Credit.  Each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, entered into a $400,000,000 committed unsecured line of credit provided by State Street Bank. Any one Fund may borrow up to $350,000,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $400,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit. The Funds paid an arrangement fee, an upfront fee, and certain other legal fees in connection with the line of credit agreement, which are being amortized over a period of 364 days and are reflected as legal fees and/or miscellaneous expenses on the Statements of Operations. The unamortized balance is reflected as prepaid expenses on the Statements of Assets and Liabilities.

|  96

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

For the six months ended June 30, 2019, neither Fund had borrowings under this agreement.

9.  Concentration of Risk.  Each Fund’s investments in foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

Strategic Alpha Fund is non-diversified, which means it is not limited under the 1940 Act to a percentage of assets that it may invest in any one issuer. Because the Fund may invest in the securities of a limited number of issuers, an investment in the Fund may involve a higher degree of risk than would be present in a diversified portfolio.

10.  Capital Shares.  Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Six Months Ended June 30, 2019		Year Ended December 31, 2018
Strategic Alpha Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	3,506,495	$34,083,805	1,902,859	$18,643,184
Issued in connection with the reinvestment of distributions	89,388	870,814	87,934	860,102
Redeemed	(744,176)	(7,256,417)	(1,018,074)	(10,074,904)

Net change	2,851,707	$27,698,202	972,719	$9,428,382

Class C
Issued from the sale of shares	62,881	$609,063	632,600	$6,161,447
Issued in connection with the reinvestment of distributions	15,708	152,310	51,094	498,519
Redeemed	(655,433)	(6,352,277)	(1,295,865)	(12,777,946)

Net change	(576,844)	$(5,590,904)	(612,171)	$(6,117,980)

Class N
Issued from the sale of shares	2,305,331	$22,419,868	22,029,860	$218,736,227
Issued in connection with the reinvestment of distributions	452,543	4,402,042	952,881	9,315,262
Redeemed	(275,868)	(2,684,563)	(2,385,120)	(23,546,282)

Net change	2,482,006	$24,137,347	20,597,621	$204,505,207

Class Y
Issued from the sale of shares	23,484,544	$228,418,771	60,785,713	$599,944,907
Issued in connection with the reinvestment of distributions	1,299,718	12,641,633	2,375,280	23,181,067
Redeemed	(22,282,042)	(216,929,827)	(43,762,727)	(432,199,544)

Net change	2,502,220	$24,130,577	19,398,266	$190,926,430

Increase from capital share transactions	7,259,089	$70,375,222	40,356,435	$398,742,039

97  |

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

10.  Capital Shares (continued).

	Six Months Ended June 30, 2019		Year Ended December 31, 2018
U.S. Equity Opportunities Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	752,423	$25,370,120	2,296,546	$86,556,990
Issued in connection with the reinvestment of distributions	451,049	16,007,700	1,653,093	51,341,261
Redeemed	(1,326,064)	(46,562,952)	(3,432,504)	(126,242,869)

Net change	(122,592)	$(5,185,132)	517,135	$11,655,382

Class C
Issued from the sale of shares	260,586	$5,926,569	1,030,778	$25,786,943
Issued in connection with the reinvestment of distributions	134,573	3,093,849	503,353	10,537,724
Redeemed	(645,783)	(14,749,326)	(2,053,605)	(52,913,322)

Net change	(250,624)	$(5,728,908)	(519,474)	$(16,588,655)

Class N
Issued from the sale of shares	6	$264	—	$—
Issued in connection with the reinvestment of distributions	1	35	3	100

Net change	7	$299	3	$100

Class Y
Issued from the sale of shares	1,198,307	$48,906,914	3,676,417	$160,325,492
Issued in connection with the reinvestment of distributions	156,754	6,553,873	628,147	22,760,558
Redeemed	(2,382,999)	(98,171,349)	(2,840,359)	(120,906,634)

Net change	(1,027,938)	$(42,710,562)	1,464,205	$62,179,416

Increase (decrease) from capital share transactions	(1,401,147)	$(53,624,303)	1,461,869	$57,246,243

|  98

NATIXIS FUNDS

LOOMIS SAYLES FUNDS

Supplement dated February 12, 2019 to the Loomis Sayles Funds Statutory Prospectus, dated February 1, 2019, the Natixis Funds Statutory Prospectus dated February 1, 2019, April 1, 2018, May 1, 2018, June 1, 2018 and December 28, 2018, as may be revised or supplemented from time to time, for the following funds:

AEW Real Estate Fund	Mirova International Sustainable Equity Fund
ASG Global Alternatives Fund	Natixis Oakmark Fund
ASG Managed Futures Strategy Fund	Natixis Oakmark International Fund
Gateway Fund	Natixis Sustainable Future 2015 FundSM
Gateway Equity Call Premium Fund	Natixis Sustainable Future 2020 FundSM
Loomis Sayles Global Allocation Fund	Natixis Sustainable Future 2025 FundSM
Loomis Sayles Global Growth Fund	Natixis Sustainable Future 2030 FundSM
Loomis Sayles Growth Fund	Natixis Sustainable Future 2035 FundSM
Loomis Sayles High Income Fund	Natixis Sustainable Future 2040 FundSM
Loomis Sayles Intermediate Duration Bond Fund	Natixis Sustainable Future 2045 FundSM
Loomis Sayles Investment Grade Bond Fund	Natixis Sustainable Future 2050 FundSM
Loomis Sayles Limited Term Government and Agency Fund	Natixis Sustainable Future 2055 FundSM
Loomis Sayles Multi-Asset Income Fund	Natixis Sustainable Future 2060 FundSM
Loomis Sayles Senior Floating Rate and Fixed Income Fund	Natixis U.S. Equity Opportunities Fund
Loomis Sayles Strategic Alpha Fund	Vaughan Nelson Select Fund
Loomis Sayles Strategic Income Fund	Vaughan Nelson Small Cap Value Fund
Mirova Global Green Bond Fund	Vaughan Nelson Value Opportunity Fund
Mirova Global Sustainable Equity Fund

Effective immediately, the information under the sub-section “Class N Shares” in the section “Purchase and Sale of Fund Shares” of the Fund Summary for each Fund is hereby amended and restated as follows:

Class N shares of the Fund are subject to a $1,000,000 initial investment minimum. There is no initial investment minimum for Certain Retirement Plans and funds of funds that are distributed by Natixis Distribution, L.P. (the “Distributor”). Sub accounts held

This page not part of shareholder report	SP2019-32

within an omnibus account, where the omnibus account has at least $1,000,000, are not required to meet the investment minimum. There is no subsequent investment minimum for these shares. In its sole discretion, the Distributor may waive the investment minimum requirement for accounts as to which the Distributor reasonably believes will have enough assets to exceed the investment minimum requirement within a relatively short period of time following the establishment date of such accounts in Class N. If, after two years, an account’s value does not exceed the investment minimum requirement, the Distributor and the Fund reserve the right to redeem such account.

This page not part of shareholder report

Loomis Sayles Multi-Asset Income Fund

Mirova Global Sustainable Equity Fund

Natixis Oakmark Fund

Natixis Oakmark International Fund

Natixis U.S. Equity Opportunities Fund

(each a “Fund”)

Supplement dated May 23, 2019 to the Natixis Funds Prospectus and Summary Prospectuses, each dated May 1, 2019, as may be revised and supplemented from time to time.

Effective immediately, the text of the last footnote to the “Annual Fund Operating Expenses” table in the “Fund Fees & Expenses” sub-section of the Fund Summary section of each Fund’s prospectus is hereby amended and restated as follows:

Natixis Advisors, L.P. (“Natixis Advisors”) has given a binding contractual undertaking to the Fund to reimburse any and all transfer agency expenses for Class N shares. This undertaking is in effect through April 30, 2020 and may be terminated before then only with the consent of the Fund’s Board of Trustees.

This page not part of shareholder report

NATIXIS FUNDS

Supplement dated June 28, 2019 to the Natixis Funds Prospectuses and Summary Prospectuses, each dated May 1, 2019, as may be revised or supplemented from time to time, for the following funds:

LOOMIS SAYLES HIGH INCOME FUND

LOOMIS SAYLES INVESTMENT GRADE BOND FUND

LOOMIS SAYLES STRATEGIC ALPHA FUND

The biographical information for Matthew J. Eagan, under “Loomis Sayles” in the subsection “Meet the Funds’ Portfolio Managers” under the section “Management Team” in the Prospectus is amended to include the following:

Matthew J. Eagan is an Executive Vice President and a member of the Board of Directors of Loomis Sayles.

ASG Dynamic Allocation Fund	McDonnell Intermediate Municipal Bond Fund
ASG Global Alternatives Fund	Mirova Global Green Bond Fund
ASG Managed Futures Strategy Fund	Mirova Global Sustainable Equity Fund
ASG Tactical U.S. Market Fund	Mirova International Sustainable Equity Fund
Gateway Equity Call Premium Fund	Natixis Oakmark Fund
Gateway Fund	Natixis Oakmark International Fund
Loomis Sayles High Income Fund	Natixis U.S. Equity Opportunities Fund
Loomis Sayles Investment Grade Bond Fund	Vaughan Nelson Small Cap Value Fund
Loomis Sayles Multi-Asset Income Fund	Vaughan Nelson Value Opportunity Fund
Loomis Sayles Strategic Alpha Fund

(each a “Fund”)

Effective July 1, 2019, the following is added to the Prospectus as “APPENDIX B —  Financial Intermediary Specific Commissions & Investment Minimum Waivers”.

APPENDIX B — Financial Intermediary Specific Commissions & Investment Minimum Waivers

UBS Financial Services, Inc. (“UBS-FS”)

Pursuant to an agreement with the Funds, Class Y shares may be available on certain brokerage platforms at UBS-FS. For such platforms, UBS-FS may charge commissions

This page not part of shareholder report

on brokerage transactions in each Fund’s Class Y shares. A shareholder should contact UBS-FS for information about the commissions charged by UBS-FS for such transactions. Shares of each Fund are available in other share classes that have different fees and expenses.

The initial and subsequent investment minimums for Class Y shares are waived for transactions through such brokerage platforms at UBS-FS.

This page not part of shareholder report

Semiannual Report

June 30, 2019

Loomis Sayles Intermediate Municipal Bond Fund

(formerly McDonnell Intermediate Municipal Bond Fund)

Natixis Oakmark Fund

Natixis Oakmark International Fund

Vaughan Nelson Small Cap Value Fund

Vaughan Nelson Value Opportunity Fund

IMPORTANT NOTICE TO SHAREHOLDERS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you wish to continue receiving paper copies of your shareholder reports after January 1, 2021, you can inform the Fund at any time by calling 1-800-225-5478. If you hold your account with a financial intermediary and you wish to continue receiving paper copies after January 1, 2021, you should call your financial intermediary directly. Paper copies are provided free of charge, and your election to receive reports in paper will apply to all funds held with the Natixis Funds complex. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You currently may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically at www.icsdelivery.com/natixisfunds.

LOOMIS SAYLES INTERMEDIATE MUNICIPAL BOND FUND

(formerly McDonnell Intermediate Municipal Bond Fund)

Managers	Symbols

Dawn Mangerson	Class A MIMAX

James Grabovac, CFA®	Class C MIMCX

Lawrence Jones	Class Y MIMYX

Steve Wlodarski, CFA®*

Loomis, Sayles & Company, L.P.

*	Effective May 1, 2019 Steve Wlodarski no longer serves as portfolio manager.

Investment Goal

The Fund seeks a high level of federal tax-exempt current income, consistent with the preservation of capital.

1  |

Average Annual Total Returns — June 30, 20194

					Expense Ratios[5]
	6 Months	1 Year	5 Years	Life of Fund	Gross	Net

Class Y (Inception 12/31/12)[1]
NAV	4.64%	6.21%	2.90%	2.49%	1.05%	0.46%

Class A (Inception 12/31/12)[1]
NAV	4.62	5.95	2.62	2.21	1.31	0.71
With 3.00% Maximum Sales Charge	1.47	2.75	2.01	1.72

Class C (Inception 12/31/12)[1]
NAV	4.13	5.16	1.88	1.45	2.06	1.46
With CDSC[2]	3.13	4.16	1.88	1.45

Comparative Performance
Bloomberg Barclays Municipal Bond Index[3]	5.09	6.71	3.64	3.31

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1

December 31, 2012 represents the date shares were first registered for public sale under the Securities Act of 1933. November 16, 2012 represents commencement of operations for accounting and financial reporting purposes only.

2	Performance for Class C shares assumes a 1.00% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

3	Bloomberg Barclays Municipal Bond Index is a market value-weighted index of investment-grade municipal bonds with maturities of one year or more.

4	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

5

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 4/30/20. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

|  2

NATIXIS OAKMARK FUND

Managers	Symbols

William C. Nygren, CFA®	Class A NEFOX

Kevin G. Grant, CFA®	Class C NECOX

M. Colin Hudson, CFA®	Class N NOANX

Michael J. Mangan, CFA®	Class Y NEOYX

Harris Associates L.P.

Investment Goal

The Fund seeks long-term capital appreciation.

3  |

Average Annual Total Returns — June 30, 20193

					Life of Class N	Expense Ratios[4]
	6 Months	1 Year	5 Years	10 Years		Gross	Net

Class Y (Inception 11/18/98)
NAV	16.61%	0.74%	7.77%	13.70%	—%	0.88%	0.88%

Class A (Inception 5/6/31)
NAV	16.50	0.48	7.49	13.42	—	1.13	1.13
With 5.75% Maximum Sales Charge	9.78	-5.31	6.23	12.75	—

Class C (Inception 5/1/95)
NAV	16.07	-0.28	6.70	12.57	—	1.88	1.88
With CDSC[1]	15.07	-1.14	6.70	12.57	—

Class N (Inception 5/1/17)
NAV	16.69	0.84	—	—	7.84	3.79	0.75

Comparative Performance
S&P 500® Index[2]	18.54	10.42	10.71	14.70	12.35

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Performance for Class C shares assumes a 1.00% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

2

S&P 500® Index is a widely recognized measure of U.S. stock market performance. It is an unmanaged index of 500 common stocks chosen for market size, liquidity, and industry group representation, among other factors. It also measures the performance of the large cap segment of the US equities market.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

4

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 4/30/20. When a Fund’s expenses are below the limitations, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

|  4

NATIXIS OAKMARK INTERNATIONAL FUND

Managers	Symbols

David G. Herro, CFA®	Class A NOIAX

Michael L. Manelli, CFA®	Class C NOICX

Harris Associates L.P.	Class N NIONX

Class Y NOIYX

Investment Goal

The Fund seeks long-term capital appreciation.

5  |

Average Annual Total Returns — June 30, 20194

				Life of Class A/C	Life of Class Y/N	Expense Ratios[5]
	6 Months	1 Year	5 Years			Gross	Net

Class Y (Inception 5/1/17)
NAV[1]	12.89%	-7.01%	1.04%	—%	-1.46%	1.06%	1.06%

Class A (Inception 12/15/10)
NAV	12.75	-7.21	0.92	5.08	—	1.30	1.30
With 5.75% Maximum Sales Charge	6.26	-12.57	-0.27	4.36	—

Class C (Inception 12/15/10)
NAV	12.42	-7.93	0.17	4.31	—	2.06	2.06
With CDSC[2]	11.42	-8.82	0.17	4.31	—

Class N (Inception 5/1/17)
NAV	12.98	-6.97	—	—	-1.37	1.01	0.98

Comparative Performance
MSCI World ex USA Index (Net)[3]	14.64	1.29	2.04	4.55	5.31

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Prior to the inception of Class Y shares (5/1/2017), performance is that of Class A shares and reflects the higher net expenses of that share class.

2	Performance for Class C shares assumes a 1.00% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

3	MSCI World ex USA Index (Net) is an unmanaged index that is designed to measure the equity market performance of developed markets, excluding the United States.

4	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

5

Expense ratios are as shown in the Funds prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 4/30/20. When a Funds expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Funds expense limitations.

|  6

VAUGHAN NELSON SMALL CAP VALUE FUND

Managers	Symbols

Chris D. Wallis, CFA®	Class A NEFJX

Stephan Davis, CFA®	Class C NEJCX

Class N VSCNX

Class Y NEJYX

Vaughan Nelson Investment Management, L.P.

Investment Goal

The Fund seeks capital appreciation.

7  |

Average Annual Total Returns — June 30, 20193

					Life of Class N	Expense Ratios[4]
	6 Months	1 Year	5 Years	10 Years		Gross	Net

Class Y (Inception 8/31/06)
NAV	18.36%	-0.31%	5.84%	12.99%	—%	1.24%	1.24%

Class A (Inception 12/31/96)
NAV	18.28	-0.53	5.58	12.71	—	1.50	1.50
With 5.75% Maximum Sales Charge	11.49	-6.24	4.33	12.05	—

Class C (Inception 12/31/96)
NAV	17.81	-1.35	4.77	11.86	—	2.24	2.24
With CDSC[1]	16.81	-2.03	4.77	11.86	—

Class N (Inception 5/1/17)
NAV	18.51	-0.12	—	—	3.90	15.29	1.08

Comparative Performance
Russell 2000® Value Index[2]	13.47	-6.24	5.39	12.40	2.68

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Performance for Class C shares assumes a 1.00% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

2

Russell 2000® Value Index is an unmanaged index that measures the performance of the small-cap value segment of the U.S. equity universe. It includes those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

4

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 4/30/20. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

|  8

VAUGHAN NELSON VALUE OPPORTUNITY FUND

Managers	Symbols

Dennis G. Alff, CFA®	Class A VNVAX

Chad D. Fargason	Class C VNVCX

Chris D. Wallis, CFA®	Class N VNVNX

Class Y VNVYX

Vaughan Nelson Investment Management, L.P.

Investment Goal

The Fund seeks long-term capital appreciation.

9  |

Average Annual Total Returns — June 30, 20193

					Life of Class N	Expense Ratios[4]
	6 Months	1 Year	5 Years	10 Years		Gross	Net

Class Y (Inception 10/31/08)
NAV	20.04%	1.54%	3.81%	12.02%	—%	1.20%	1.20%

Class A (Inception 10/31/08)
NAV	19.93	1.28	3.55	11.75	—	1.45	1.45
With 5.75% Maximum Sales Charge	13.03	-4.52	2.33	11.09	—

Class C (Inception 10/31/08)
NAV	19.49	0.55	2.78	10.91	—	2.19	2.19
With CDSC[1]	18.49	-0.39	2.78	10.91	—

Class N (Inception 5/1/13)
NAV	20.14	1.66	3.91	—	8.28	1.09	1.09

Comparative Performance
Russell Midcap® Value Index[2]	18.02	3.68	6.72	13.31	10.01

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Performance for Class C shares assumes a 1.00% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

2

Russell Midcap® Value Index is an unmanaged index that measures the performance of the mid-cap value segment of the U.S. equity universe. It includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

4

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 4/30/20. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

|  10

ADDITIONAL INFORMATION

All investing involves risk, including the risk of loss. There is no assurance that any investment will meet its performance objectives or that losses will be avoided.

ADDITIONAL INDEX INFORMATION

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Investment Managers or any of its related or affiliated companies (collectively “Natixis Affiliates”) and does not sponsor, endorse or participate in the provision of any Natixis Affiliates services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

PROXY VOTING INFORMATION

A description of the Natixis Funds proxy voting policies and procedures is available without charge, upon request, by calling Natixis Funds at 800-225-5478; on the Natixis Funds’ website at im.natixis.com; and on the Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Natixis Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available from the Natixis Funds’ website and the SEC’s website.

QUARTERLY PORTFOLIO SCHEDULES

Natixis Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov.

CFA® and Chartered Financial Analyst® are registered trademarks owned by the CFA Institute.

11  |

UNDERSTANDING FUND EXPENSES

As a mutual fund shareholder, you incur different costs: transaction costs, including sales charges (loads) on purchases and contingent deferred sales charges on redemptions, and ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the Funds’ prospectus. The following examples are intended to help you understand the ongoing costs of investing in the Funds and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table of each class of Fund shares shows the actual account values and actual Fund expenses you would have paid on a $1,000 investment in the Fund from January 1, 2019 through June 30, 2019. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.60) and multiply the result by the number in the Expenses Paid During Period column as shown for your class.

The second line in the table for each class of fund shares provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges. Therefore, the second line in the table of each fund is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning funds. If transaction costs were included, total costs would be higher.

LOOMIS SAYLES INTERMEDIATE MUNICIPAL BOND FUND	BEGINNING ACCOUNT VALUE 1/1/2019	ENDING ACCOUNT VALUE 6/30/2019	EXPENSES PAID DURING PERIOD* 1/1/2019 – 6/30/2019
Class A
Actual	$1,000.00	$1,046.20	$3.55
Hypothetical (5% return before expenses)	$1,000.00	$1,021.32	$3.51
Class C
Actual	$1,000.00	$1,041.30	$7.34
Hypothetical (5% return before expenses)	$1,000.00	$1,017.60	$7.25
Class Y
Actual	$1,000.00	$1,046.40	$2.28
Hypothetical (5% return before expenses)	$1,000.00	$1,022.56	$2.26

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 0.70%, 1.45% and 0.45% for Class A, C and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

|  12

NATIXIS OAKMARK FUND	BEGINNING ACCOUNT VALUE 1/1/2019	ENDING ACCOUNT VALUE 6/30/2019	EXPENSES PAID DURING PERIOD* 1/1/2019 – 6/30/2019
Class A
Actual	$1,000.00	$1,165.00	$6.23
Hypothetical (5% return before expenses)	$1,000.00	$1,019.04	$5.81
Class C
Actual	$1,000.00	$1,160.70	$10.23
Hypothetical (5% return before expenses)	$1,000.00	$1,015.32	$9.54
Class N
Actual	$1,000.00	$1,166.90	$4.41
Hypothetical (5% return before expenses)	$1,000.00	$1,020.73	$4.11
Class Y
Actual	$1,000.00	$1,166.10	$4.89
Hypothetical (5% return before expenses)	$1,000.00	$1,020.28	$4.56

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.16%, 1.91%, 0.82% and 0.91% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

NATIXIS OAKMARK INTERNATIONAL FUND	BEGINNING ACCOUNT VALUE 1/1/2019	ENDING ACCOUNT VALUE 6/30/2019	EXPENSES PAID DURING PERIOD* 1/1/2019 – 6/30/2019
Class A
Actual	$1,000.00	$1,127.50	$6.91
Hypothetical (5% return before expenses)	$1,000.00	$1,018.30	$6.56
Class C
Actual	$1,000.00	$1,124.20	$10.85
Hypothetical (5% return before expenses)	$1,000.00	$1,014.58	$10.29
Class N
Actual	$1,000.00	$1,129.80	$5.07
Hypothetical (5% return before expenses)	$1,000.00	$1,020.03	$4.81
Class Y
Actual	$1,000.00	$1,128.90	$5.60
Hypothetical (5% return before expenses)	$1,000.00	$1,019.54	$5.31

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.31%, 2.06%, 0.96% and 1.06% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

13  |

VAUGHAN NELSON SMALL CAP VALUE FUND	BEGINNING ACCOUNT VALUE 1/1/2019	ENDING ACCOUNT VALUE 6/30/2019	EXPENSES PAID DURING PERIOD* 1/1/2019 – 6/30/2019
Class A
Actual	$1,000.00	$1,182.80	$7.85
Hypothetical (5% return before expenses)	$1,000.00	$1,017.60	$7.25
Class C
Actual	$1,000.00	$1,178.10	$11.88
Hypothetical (5% return before expenses)	$1,000.00	$1,013.89	$10.99
Class N
Actual	$1,000.00	$1,185.10	$5.96
Hypothetical (5% return before expenses)	$1,000.00	$1,019.34	$5.51
Class Y
Actual	$1,000.00	$1,183.60	$6.50
Hypothetical (5% return before expenses)	$1,000.00	$1,018.84	$6.01

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.45%, 2.20%, 1.10% and 1.20% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

VAUGHAN NELSON VALUE OPPORTUNITY FUND	BEGINNING ACCOUNT VALUE 1/1/2019	ENDING ACCOUNT VALUE 6/30/2019	EXPENSES PAID DURING PERIOD* 1/1/2019 – 6/30/2019
Class A
Actual	$1,000.00	$1,199.30	$7.03
Hypothetical (5% return before expenses)	$1,000.00	$1,018.40	$6.46
Class C
Actual	$1,000.00	$1,194.90	$11.05
Hypothetical (5% return before expenses)	$1,000.00	$1,014.73	$10.14
Class N
Actual	$1,000.00	$1,201.40	$5.08
Hypothetical (5% return before expenses)	$1,000.00	$1,020.18	$4.66
Class Y
Actual	$1,000.00	$1,200.40	$5.62
Hypothetical (5% return before expenses)	$1,000.00	$1,019.69	$5.16

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.29%, 2.03%, 0.93% and 1.03% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

|  14

BOARD APPROVAL OF THE EXISTING ADVISORY AND SUB-ADVISORY AGREEMENTS

The Board of Trustees of the Trusts (the “Board”), including the Independent Trustees, considers matters bearing on each Fund’s advisory and sub-advisory agreements (collectively, the “Agreements”) at most of its meetings throughout the year. Each year, usually in the spring, the Contract Review Committee of the Board meets to review the Agreements to determine whether to recommend that the full Board approve the continuation of the Agreements, typically for an additional one-year period. After the Contract Review Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreements.

In connection with these meetings, the Trustees receive materials that the Funds’ investment advisers and sub-advisers (collectively, the “Advisers”) believe to be reasonably necessary for the Trustees to evaluate the Agreements. These materials generally include, among other items, (i) information on the investment performance of the Funds and the performance of peer groups of funds and the Funds’ performance benchmarks, (ii) information on the Funds’ advisory and sub-advisory fees and other expenses, including information comparing the Funds’ advisory and sub-advisory fees to the fees charged to institutional accounts with similar strategies managed by the Advisers, if any, and to those of peer groups of funds and information about any applicable expense caps and/or fee “breakpoints,” (iii) sales and redemption data in respect of the Funds, (iv) information about the profitability of the Agreements to the Advisers and (v) information obtained through the completion by the Advisers of a questionnaire distributed on behalf of the Trustees. The Board, including the Independent Trustees, also considers other matters such as (i) each Fund’s investment objective and strategies and the size, education and experience of the Advisers’ respective investment staffs and their use of technology, external research and trading cost measurement tools, (ii) arrangements in respect of the distribution of the Funds’ shares and the related costs, (iii) the allocation of the Funds’ brokerage, if any, including, to the extent applicable, the use of “soft” commission dollars to pay for research and other similar services, (iv) each Adviser’s policies and procedures relating to, among other things, compliance, trading and best execution, proxy voting and valuation, (v) information about amounts invested by the Funds’ portfolio managers in the Funds or in similar accounts that they manage and (vi) the general economic outlook with particular emphasis on the mutual fund industry. Throughout the process, the Trustees are afforded the opportunity to ask questions of and request additional materials from the Advisers.

In addition to the materials requested by the Trustees in connection with their annual consideration of the continuation of the Agreements, the Trustees receive materials in advance of each regular quarterly meeting of the Board that provide detailed information about the Funds’ investment performance and the fees charged to the Funds for advisory and other services. This information generally includes, among other things, an internal performance rating for each Fund based on agreed-upon criteria, graphs showing each Fund’s performance and expense differentials against each Fund’s peer group/category where available, performance ratings provided by a third-party, total return information for various periods, and third-party performance rankings for various periods comparing a

15  |

Fund against similarly categorized funds. The portfolio management team for each Fund or other representatives of the Advisers make periodic presentations to the Contract Review Committee and/or the full Board, and Funds identified as presenting possible performance concerns may be subject to more frequent Board or Committee presentations and reviews. In addition, each quarter, the Trustees are provided with detailed statistical information about each Fund’s portfolio. The Trustees also receive periodic updates between meetings.

The Board most recently approved the continuation of the Agreements for a one-year period at its meeting held in June 2019. For the McDonnell Intermediate Municipal Bond Fund, the Trustees also considered that shareholders were being asked to approve a new sub-advisory agreement with Loomis, Sayles & Company, L.P. (“Loomis Sayles”) in connection with the integration of ownership of McDonnell Investment Management, LLC into Loomis Sayles, and that the Fund’s investment team and strategy were expected to remain largely the same. In considering whether to approve the continuation of the Agreements, the Board, including the Independent Trustees, did not identify any single factor as determinative. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreements included, but were not limited to, the factors listed below.

The nature, extent and quality of the services provided to the Funds under the Agreements. The Trustees considered the nature, extent and quality of the services provided by the Advisers and their affiliates to the Funds and the resources dedicated to the Funds by the Advisers and their affiliates.

The Trustees considered not only the advisory services provided by the Advisers to the Funds, but also the monitoring and oversight services provided by Natixis Advisors, L.P. (“Natixis Advisors”). They also considered the administrative and shareholder services provided by Natixis Advisors and its affiliates to the Funds.

For each Fund, the Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds that offers shareholders the right to exchange shares of one type of fund for shares of another type of fund, and provides a variety of fund and shareholder services.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the nature, extent and quality of services provided supported the renewal of the Agreements.

Investment performance of the Funds and the Advisers. As noted above, the Trustees received information about the performance of the Funds over various time periods, including information that compared the performance of the Funds to the performance of peer groups and categories of funds and the Funds’ respective performance benchmarks. In addition, the Trustees reviewed data prepared by an independent third party that analyzed the performance of the Funds using a variety of performance metrics, including metrics that measured the performance of the Funds on a risk adjusted basis.

|  16

The Board noted that, through December 31, 2018, each Fund’s one-, three- and five-year performance, as applicable, stated as percentile rankings within categories selected by the independent third-party data provider, was as follows (where the best performance would be in the first percentile of its category):

	One-Year	Three-Year	Five-Year
Natixis Oakmark Fund	94%	47%	75%
Natixis Oakmark International Fund	100%	62%	88%
Vaughan Nelson Small Cap Value Fund	60%	86%	44%
Vaughan Nelson Value Opportunity Fund	90%	91%	86%
Loomis Sayles Intermediate Municipal Bond Fund (formally known as McDonnell Intermediate Municipal Bond Fund)	86%	57%	64%

In the case of each Fund that had performance that lagged that of a relevant category median as determined by the independent third-party for certain (although not necessarily all) periods, the Board concluded that other factors relevant to performance supported renewal of the Agreements. These factors included one or more of the following: (1) that the underperformance was attributable, to a significant extent, to investment decisions (such as security selection or sector allocation) by the Adviser that were reasonable and consistent with the Fund’s investment objective and policies; (2) that the Fund’s long-term performance was strong when compared to relevant performance benchmarks; and (3) that the Fund’s more recent performance has been stronger relative to its category.

The Trustees also considered each Adviser’s performance and reputation generally, the performance of the fund family generally, and the historical responsiveness of the Advisers to Trustee concerns about performance and the willingness of the Advisers to take steps intended to improve performance.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the performance of the Funds and the Advisers and/or other relevant factors supported the renewal of the Agreements.

The costs of the services to be provided and profits to be realized by the Advisers and their affiliates from their respective relationships with the Funds. The Trustees considered the fees charged to the Funds for advisory, sub-advisory and administrative services as well as the total expense levels of the Funds. This information included comparisons (provided both by management and by an independent third party) of the Funds’ advisory fees and total expense levels to those of their peer groups and information about the advisory fees charged by the Advisers to comparable accounts (such as institutional separate accounts), as well as information about differences in such fees and the reasons for any such differences. In considering the fees charged to comparable accounts, the Trustees considered, among other things, management’s representations about the differences between managing mutual funds as compared to other types of accounts, including the additional resources required to effectively manage mutual fund assets and the greater regulatory costs associated with the management of such assets. In evaluating each Fund’s advisory and sub-advisory fees, the Trustees also took into account the demands, complexity and quality of the investment management of such Fund, and the need for the Advisers to offer competitive

17  |

compensation and the potential need to expend additional resources to the extent the Fund grows in size. The Trustees considered that over the past several years, management had made recommendations regarding reductions in advisory fee rates, implementation of advisory fee breakpoints and the institution of advisory fee waivers and expense caps for various funds in the fund family. They noted that all of the Funds included have expense caps in place, and they considered the amounts waived or reimbursed by the Adviser for certain Funds under the cap. The Trustees also considered that the current expenses for Vaughan Nelson Value Opportunity Fund were below the expense cap.

The Trustees noted that certain of the Funds had total advisory fee rates that were above the median of a peer group of funds. In this regard, the Trustees considered the factors that management believed justified such relatively higher advisory fee rates, including: (1) the quality of the services and the reputation and performance of the portfolio management team; and (2) that management had proposed to further reduce the expense cap of the Fund.

The Trustees also considered the compensation directly or indirectly received by the Advisers and their affiliates from their relationships with the Funds. The Trustees reviewed information provided by management as to the profitability of the Advisers’ and their affiliates’ relationships with the Funds, and information about the allocation of expenses used to calculate profitability. They also reviewed information provided by management about the effect of distribution costs and changes in asset levels on Adviser profitability, including information regarding resources spent on distribution activities. When reviewing profitability, the Trustees also considered information about court cases in which adviser compensation or profitability were issues, the performance of the relevant Funds, the expense levels of the Funds, whether the Advisers had implemented breakpoints and/or expense caps with respect to such Funds and the overall profit margin of Natixis Investment Managers compared to that of certain other investment managers for which such data was available.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the advisory fees charged to each of the Funds were fair and reasonable, and that the costs of these services generally and the related profitability of the Advisers and their affiliates in respect of their relationships with the Funds supported the renewal of the Agreements.

Economies of Scale. The Trustees considered the existence of any economies of scale in the provision of services by the Advisers and whether those economies are shared with the Funds through breakpoints in their investment advisory fees or other means, such as expense caps. The Trustees also considered management’s explanation of the factors that are taken into account with respect to the implementation of breakpoints in investment advisory fees or expense caps. With respect to economies of scale, the Trustees noted that Natixis Oakmark Fund and Vaughan Nelson Value Opportunity Fund had breakpoints in their advisory fees and that each of the Funds was subject to an expense cap. In considering these issues, the Trustees also took note of the costs of the services provided (both on an absolute and on a relative basis) and the profitability to the Advisers and their affiliates of their relationships with the Funds, as discussed above. The Trustees also considered that the Funds have benefitted from the substantial reinvestment each Adviser has made into its business.

|  18

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the extent to which economies of scale were shared with the Funds supported the renewal of the Agreements.

The Trustees also considered other factors, which included but were not limited to the following:

•	The effect of recent market and economic events on the performance, asset levels and expense ratios of each Fund.

•

Whether each Fund has operated in accordance with its investment objective and the Fund’s record of compliance with its investment restrictions, and the compliance programs of the Funds and the Advisers. They also considered the compliance-related resources the Advisers and their affiliates were providing to the Funds.

•

So-called “fallout benefits” to the Advisers, such as the engagement of affiliates of the Advisers to provide distribution and administrative services to the Funds, and the benefits of research made available to the Advisers by reason of brokerage commissions (if any) generated by the Funds’ securities transactions. The Trustees also considered the benefits to the parent company of Natixis Advisors from the retention of the Adviser. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest.

•	The Trustees’ review and discussion of the Funds’ advisory arrangements in prior years, and management’s record of responding to Trustee concerns raised during the year and in prior years.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that each of the existing Agreements should be continued through June 30, 2020.

19  |

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Loomis Sayles Intermediate Municipal Bond Fund*

Principal Amount	Description	Value (†)
Bonds and Notes — 93.1% of Net Assets
Municipals — 93.1%
	Alabama — 2.6%
$500,000	UAB Medicine Finance Authority Revenue, UAB Medicine Obligated Group, Series B-2, 3.500%, 9/01/2035	$519,690

	California — 4.3%
500,000	California Municipal Finance Authority Revenue, California Lutheran University, 5.000%, 10/01/2034	603,535
250,000	California Statewide Communities Development Authority Revenue, Beverly Community Hospital Association, 4.000%, 11/01/2032	267,725

		871,260

	Colorado — 10.5%
260,000	Colorado Springs Utilities System Revenue, Series B-2, 5.000%, 11/15/2033	295,422
400,000	Colorado State Health Facilities Authority Revenue, Craig Hospital Project, 5.000%, 12/01/2028	437,880
400,000	Denver City & County School District No. 1, GO, Prerefunded 12/01/2022@100, Series B, (State Aid Withholding), 5.000%, 12/01/2026	449,688
250,000	Denver City & County, Airport System Revenue, Series A, AMT, 5.000%, 11/15/2030	303,138
500,000	Regional Transportation District Sales Tax Revenue, Fastracks Project, Refunding, Series A, 5.000%, 11/01/2028	643,285

		2,129,413

	Connecticut — 4.6%
800,000	Connecticut State Health & Educational Facilities Authority, University of New Haven, Series K-1, 5.000%, 7/01/2033	938,784

	Florida — 13.3%
240,000	City of Cape Coral FL Utility Improvement Assessment, Various Areas, Water & Sewer Revenue, (AGM Insured), 3.000%, 9/01/2027	254,791
95,000	City of Cape Coral FL Utility Improvement Assessment, Various Areas, Water & Sewer Revenue, (AGM Insured), 3.000%, 9/01/2028	101,220
700,000	City of Cape Coral FL Water & Sewer Revenue, 5.000%, 10/01/2039	828,828
500,000	Fernandina Beach Utility System Revenue, Refunding, Series A, 5.000%, 9/01/2027	565,360
400,000	Sarasota County Utility System Revenue, 5.000%, 10/01/2023	459,632
400,000	Volusia County Educational Facility Authority Revenue, Embry-Riddle Aeronautical University, Inc., Series B, 5.000%, 10/15/2025	470,648

		2,680,479

	Georgia — 1.4%
250,000	Savannah Hospital Authority Revenue, St. Joseph’s/Candler Health System Obligated Group, Series A, 5.500%, 7/01/2027	287,845

	Illinois — 3.5%
540,000	Chicago Midway International Airport Revenue, Second Lien, Refunding, Series A, AMT, 5.000%, 1/01/2031	604,633
100,000	Illinois Finance Authority Revenue, Loyola University Chicago, Series B, 5.000%, 7/01/2021	106,841

		711,474

See accompanying notes to financial statements.

|  20

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Loomis Sayles Intermediate Municipal Bond Fund* – (continued)

Principal Amount	Description	Value (†)
	Louisiana — 2.6%
$200,000	New Orleans Aviation Board, General Airport Revenue, North Terminal Project, Series B, AMT, 5.000%, 1/01/2035	$231,890
250,000	New Orleans Aviation Board, General Airport Revenue, North Terminal Project, Series B, AMT, 5.000%, 1/01/2036	289,222

		521,112

	Missouri — 4.0%
700,000	Missouri Joint Municipal Electric Utility Commission Power Project Revenue, Refunding, 5.000%, 1/01/2024	804,825

	Nevada — 2.9%
500,000	City of Henderson, GO, Various Purpose, Refunding, 5.000%, 6/01/2026	581,545

	New Jersey — 7.1%
265,000	New Jersey Health Care Facilities Financing Authority Revenue, Refunding, Virtua Health, Inc., 5.000%, 7/01/2023	301,104
500,000	New Jersey State Turnpike Authority Revenue, Series A, 5.000%, 1/01/2032	576,130
500,000	Rutgers The State University of New Jersey, Refunding, Series J, 5.000%, 5/01/2024	566,050

		1,443,284

	New Mexico — 2.9%
500,000	New Mexico Hospital Equipment Loan Council Revenue, Presbyterian Healthcare Services Obligated Group, Refunding, 5.000%, 8/01/2031	585,775

	Ohio — 5.7%
500,000	Columbus, GO, Various Purpose, Series A, 5.000%, 8/15/2023	573,730
500,000	Hamilton County Hospital Facilities Revenue, UC Health Obligated Group, 5.000%, 2/01/2024	573,050

		1,146,780

	Pennsylvania — 1.5%
285,000	Delaware River Joint Toll Bridge Commission Revenue, Refunding, Series A, 4.000%, 7/01/2027	302,499

	Rhode Island — 2.9%
500,000	Rhode Island Clean Water Finance Agency Pollution Control Agency Revolving Fund-Pooled Loan, Series A, 5.000%, 10/01/2024	575,210

	Tennessee — 2.9%
500,000	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue, Vanderbilt University Medical Center Obligated Group, Series A, 5.000%, 7/01/2030	591,635

	Texas — 10.6%
700,000	Houston TX Airport System Revenue, Refunding, Series C, AMT, 5.000%, 7/01/2026	841,337
400,000	Tarrant County Cultural Education Facilities Finance Corp. Revenue, Methodist Hospitals of Dallas, 5.000%, 10/01/2024	455,724
250,000	Texas City Independent School District, GO, (PSF-GTD), 4.000%, 8/15/2034	282,715
500,000	Texas Public Finance Authority, Refunding, 4.000%, 2/01/2034	568,285

		2,148,061

See accompanying notes to financial statements.

21  |

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Loomis Sayles Intermediate Municipal Bond Fund* – (continued)

Principal Amount	Description	Value (†)
	Washington — 8.5%
$500,000	King County Public Hospital District No. 2, GO, Evergreen Healthcare, Series B, 5.000%, 12/01/2032	$575,180
500,000	Port of Seattle Revenue, AMT, 5.000%, 7/01/2029	555,980
500,000	Snohomish County School District No. 15 Edmonds, GO, 5.000%, 12/01/2031	577,045

		1,708,205

	Wisconsin — 1.3%
225,000	Wisconsin Health & Educational Facilities Authority Revenue, Aspirus, Inc. Obligated Group, Refunding, Series A, 5.000%, 8/15/2031	257,969

	Total Bonds and Notes (Identified Cost $17,667,354)	18,805,845

Shares
Exchange-Traded Funds — 4.1%
10,000	SPDR® Nuveen S&P High Yield Municipal Bond ETF	584,500
10,000	VanEck Vectors® Short High-Yield Municipal Index ETF	250,400

	Total Exchange-Traded Funds (Identified Cost $811,628)	834,900

	Total Investments — 97.2% (Identified Cost $18,478,982)	19,640,745
	Other assets less liabilities — 2.8%	572,284

	Net Assets — 100.0%	$20,213,029

*	Formerly McDonnell Intermediate Municipal Bond Fund.
(†)	See Note 2 of Notes to Financial Statements.

AGM	Assured Guaranty Municipal Corporation
AMT	Alternative Minimum Tax
ETF	Exchange-Traded Fund
GO	General Obligation
SPDR	Standard & Poor’s Depositary Receipt

See accompanying notes to financial statements.

|  22

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Loomis Sayles Intermediate Municipal Bond Fund* – (continued)

Industry Summary at June 30, 2019 (Unaudited)

Hospitals	21.1%
Higher Education	13.2
General Purpose Public Improvement	11.4
Airports	11.3
Water and Sewer	11.0
Primary Secondary Education	6.5
Electric Public Power	4.0
Mass Rapid Transportation	3.2
Pollution Control	2.9
Toll Roads, Streets & Highways	2.8
Seaports Marine Terminals	2.8
Other Investments, less than 2% each	2.9
Exchange-Traded Funds	4.1

Total Investments	97.2
Other assets less liabilities	2.8

Net Assets	100.0%

See accompanying notes to financial statements.

23  |

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Natixis Oakmark Fund

Shares	Description	Value (†)
Common Stocks — 95.4% of Net Assets
	Air Freight & Logistics — 1.0%
19,325	FedEx Corp.	$3,172,972

	Airlines — 1.5%
142,200	American Airlines Group, Inc.	4,637,142

	Auto Components — 1.4%
37,800	Aptiv PLC	3,055,374
64,266	Delphi Technologies PLC	1,285,320

		4,340,694

	Automobiles — 4.3%
489,900	Fiat Chrysler Automobiles NV	6,770,418
168,100	General Motors Co.	6,476,893

		13,247,311

	Banks — 8.5%
336,400	Bank of America Corp.	9,755,600
151,400	Citigroup, Inc.	10,602,542
124,545	Wells Fargo & Co.	5,893,469

		26,251,611

	Beverages — 1.8%
28,700	Constellation Brands, Inc., Class A	5,652,178

	Biotechnology — 2.4%
23,245	Regeneron Pharmaceuticals, Inc.(a)	7,275,685

	Capital Markets — 9.9%
120,600	Bank of New York Mellon Corp. (The)	5,324,490
166,900	Charles Schwab Corp. (The)	6,707,711
18,965	Goldman Sachs Group, Inc. (The)	3,880,239
25,985	Moody’s Corp.	5,075,131
14,785	S&P Global, Inc.	3,367,875
108,000	State Street Corp.	6,054,480

		30,409,926

	Consumer Finance — 5.8%
278,500	Ally Financial, Inc.	8,630,715
100,465	Capital One Financial Corp.	9,116,194

		17,746,909

	Electronic Equipment, Instruments & Components — 2.6%
84,200	TE Connectivity Ltd.	8,064,676

	Energy Equipment & Services — 1.5%
99,500	Halliburton Co.	2,262,630
101,900	National Oilwell Varco, Inc.	2,265,237

		4,527,867

	Entertainment — 3.4%
28,335	Netflix, Inc.(a)	10,408,012

	Health Care Equipment & Supplies — 0.5%
19,670	Baxter International, Inc.	1,610,973

See accompanying notes to financial statements.

|  24

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Natixis Oakmark Fund – (continued)

Shares	Description	Value (†)
	Health Care Providers & Services — 3.1%
109,185	CVS Health Corp.	$5,949,491
25,707	HCA Healthcare, Inc.	3,474,815

		9,424,306

	Hotels, Restaurants & Leisure — 3.0%
47,845	Hilton Worldwide Holdings, Inc.	4,676,370
161,700	MGM Resorts International	4,619,769

		9,296,139

	Industrial Conglomerates — 2.5%
740,800	General Electric Co.	7,778,400

	Insurance — 2.3%
133,345	American International Group, Inc.	7,104,622

	Interactive Media & Services — 5.6%
9,665	Alphabet, Inc., Class A(a)	10,465,262
34,990	Facebook, Inc., Class A(a)	6,753,070

		17,218,332

	Internet & Direct Marketing Retail — 4.3%
3,400	Booking Holdings, Inc.(a)	6,374,014
111,900	eBay, Inc.	4,420,050
199,200	Qurate Retail, Inc., Class A(a)	2,468,088

		13,262,152

	IT Services — 7.7%
28,820	Automatic Data Processing, Inc.	4,764,810
66,700	DXC Technology Co.	3,678,505
30,865	Gartner, Inc.(a)	4,967,413
20,245	MasterCard, Inc., Class A	5,355,410
28,705	Visa, Inc., Class A	4,981,753

		23,747,891

	Machinery — 5.2%
29,981	Caterpillar, Inc.	4,086,110
30,060	Cummins, Inc.	5,150,480
39,455	Parker Hannifin Corp.	6,707,745

		15,944,335

	Media — 5.7%
20,895	Charter Communications, Inc., Class A(a)	8,257,286
185,500	Comcast Corp., Class A	7,842,940
112,140	News Corp., Class A	1,512,769

		17,612,995

	Oil, Gas & Consumable Fuels — 5.3%
182,900	Apache Corp.	5,298,613
1,036,000	Chesapeake Energy Corp.(a)	2,020,200
29,500	Concho Resources, Inc.	3,043,810
29,500	Diamondback Energy, Inc.	3,214,615
30,900	EOG Resources, Inc.	2,878,644

		16,455,882

See accompanying notes to financial statements.

25  |

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Natixis Oakmark Fund – (continued)

Shares	Description	Value (†)
	Semiconductors & Semiconductor Equipment — 3.5%
118,000	Intel Corp.	$5,648,660
45,200	Texas Instruments, Inc.	5,187,152

		10,835,812

	Technology Hardware, Storage & Peripherals — 2.6%
40,430	Apple, Inc.	8,001,906

	Total Common Stocks (Identified Cost $258,835,484)	294,028,728

Principal Amount
Short-Term Investments — 4.5%
$13,986,586	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/28/2019 at 1.500% to be repurchased at $13,988,334 on 7/01/2019 collateralized by $13,760,000 U.S. Treasury Note, 2.500% due 5/15/2024 valued at $14,269,973 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $13,986,586)	13,986,586

	Total Investments — 99.9% (Identified Cost $272,822,070)	308,015,314
	Other assets less liabilities — 0.1%	381,813

	Net Assets — 100.0%	$308,397,127

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.

See accompanying notes to financial statements.

|  26

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Natixis Oakmark Fund – (continued)

Industry Summary at June 30, 2019 (Unaudited)

Capital Markets	9.9%
Banks	8.5
IT Services	7.7
Consumer Finance	5.8
Media	5.7
Interactive Media & Services	5.6
Oil, Gas & Consumable Fuels	5.3
Machinery	5.2
Internet & Direct Marketing Retail	4.3
Automobiles	4.3
Semiconductors & Semiconductor Equipment	3.5
Entertainment	3.4
Health Care Providers & Services	3.1
Hotels, Restaurants & Leisure	3.0
Electronic Equipment, Instruments & Components	2.6
Technology Hardware, Storage & Peripherals	2.6
Industrial Conglomerates	2.5
Biotechnology	2.4
Insurance	2.3
Other Investments, less than 2% each	7.7
Short-Term Investments	4.5

Total Investments	99.9
Other assets less liabilities	0.1

Net Assets	100.0%

See accompanying notes to financial statements.

27  |

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Natixis Oakmark International Fund

Shares	Description	Value (†)
Common Stocks — 97.8% of Net Assets
	Australia — 2.4%
3,865,150	AMP Ltd.	$5,765,578
190,600	Brambles Ltd.	1,726,188
579,558	Orica Ltd.	8,257,583

		15,749,349

	Canada — 1.3%
8,100	Alimentation Couche-Tard, Inc., Class B	509,733
943,367	Cenovus Energy, Inc.	8,320,331

		8,830,064

	China — 1.2%
69,830	Baidu, Inc., Sponsored ADR(a)	8,195,249

	France — 12.0%
305,200	Accor S.A.	13,099,929
561,300	BNP Paribas S.A.(b)	26,608,577
238,822	Bureau Veritas S.A.	5,894,801
32,051	Danone S.A.	2,713,829
42,700	EssilorLuxottica S.A.	5,564,744
214,045	Publicis Groupe S.A.	11,297,473
404,800	Valeo S.A.	13,178,639

		78,357,992

	Germany — 17.2%
61,810	Allianz SE, (Registered)	14,907,096
355,230	Bayer AG, (Registered)	24,638,859
258,600	Bayerische Motoren Werke AG	19,115,042
145,530	Continental AG	21,191,922
389,814	Daimler AG, (Registered)	21,740,635
776,700	thyssenkrupp AG	11,340,403

		112,933,957

	India — 0.3%
162,075	Axis Bank Ltd.(a)	1,897,889

	Indonesia — 1.0%
11,244,400	Bank Mandiri Persero Tbk PT	6,383,991

	Ireland — 2.4%
245,502	Ryanair Holdings PLC, Sponsored ADR(a)	15,746,498

	Italy — 3.7%
11,181,300	Intesa Sanpaolo SpA	23,936,943

	Japan — 4.6%
548,100	Komatsu Ltd.	13,306,662
372,000	Olympus Corp.	4,139,945
14,800	Omron Corp.	776,202
187,200	Toyota Motor Corp.	11,618,347

		29,841,156

See accompanying notes to financial statements.

|  28

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Natixis Oakmark International Fund – (continued)

Shares	Description	Value (†)
	Korea — 3.5%
121,400	NAVER Corp.	$11,998,064
266,400	Samsung Electronics Co. Ltd.	10,847,893

		22,845,957

	Mexico — 0.9%
681,400	Grupo Televisa SAB, Sponsored ADR	5,751,016

	Netherlands — 4.2%
25,204	Akzo Nobel NV	2,368,426
47,730	ASML Holding NV	9,932,128
215,982	EXOR NV	15,131,368

		27,431,922

	South Africa — 1.9%
52,535	Naspers Ltd., N Shares	12,716,100

	Sweden — 6.4%
1,021,955	Hennes & Mauritz AB, B Shares	18,156,174
666,200	SKF AB, B Shares	12,264,298
733,100	Volvo AB, B Shares	11,648,723

		42,069,195

	Switzerland — 11.3%
99,500	Cie Financiere Richemont S.A., (Registered)	8,455,163
1,915,536	Credit Suisse Group AG, (Registered)(b)	22,927,379
6,141,800	Glencore PLC(b)	21,256,289
42,930	Kuehne & Nagel International AG	6,376,689
193,121	LafargeHolcim Ltd., (Registered)	9,442,945
20,800	Nestle S.A., (Registered)	2,153,262
11,485	Swatch Group AG (The)	3,292,321

		73,904,048

	Taiwan — 1.1%
908,000	Taiwan Semiconductor Manufacturing Co. Ltd.	6,944,726

	United Kingdom — 20.4%
442,239	Ashtead Group PLC	12,670,738
2,092,200	CNH Industrial NV	21,493,667
23,600	Diageo PLC	1,015,749
2,645,400	G4S PLC	6,998,758
380,300	Liberty Global PLC, Class A(a)	10,264,297
142,426	Liberty Global PLC, Series C(a)	3,778,562
24,844,600	Lloyds Banking Group PLC	17,843,853
299,404	Meggitt PLC	1,994,751
65,800	Reckitt Benckiser Group PLC	5,195,216
889,500	Rolls-Royce Holdings PLC	9,502,468
4,203,400	Royal Bank of Scotland Group PLC	11,723,733
381,389	Schroders PLC	14,795,352
100	Schroders PLC, (Non Voting)	3,117
305,800	Smiths Group PLC	6,084,231
823,100	WPP PLC	10,368,141

		133,732,633

See accompanying notes to financial statements.

29  |

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Natixis Oakmark International Fund – (continued)

Shares	Description	Value (†)
	United States — 2.0%
118,950	Ferguson PLC(a)	$8,468,040
23,677	Willis Towers Watson PLC	4,535,093

		13,003,133

	Total Common Stocks (Identified Cost $745,738,266)	640,271,818

Principal Amount
Short-Term Investments — 1.9%
$12,586,683	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/28/2019 at 1.500% to be repurchased at $12,588,257 on 7/01/2019 collateralized by $12,805,000 U.S. Treasury Note, 1.625% due 8/15/2022 valued at $12,839,317 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $12,586,683)	12,586,683

	Total Investments — 99.7% (Identified Cost $758,324,949)	652,858,501
	Other assets less liabilities — 0.3%	2,242,506

	Net Assets — 100.0%	$655,101,007

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.
(b)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

CHF	Swiss Franc

At June 30, 2019, the Fund had the following open forward foreign currency contracts:

Counterparty	Delivery Date	Currency Bought/ Sold (B/S)		Units of Currency	In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
State Street Bank and Trust Company	12/18/2019	CHF	S	6,445,000	$6,588,699	$6,701,276	$(112,577)

See accompanying notes to financial statements.

|  30

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Natixis Oakmark International Fund – (continued)

Industry Summary at June 30, 2019 (Unaudited)

Banks	13.6%
Machinery	9.0
Automobiles	8.0
Media	6.4
Capital Markets	5.8
Auto Components	5.2
Metals & Mining	5.0
Pharmaceuticals	3.8
Trading Companies & Distributors	3.2
Diversified Financial Services	3.2
Interactive Media & Services	3.0
Insurance	3.0
Specialty Retail	2.7
Textiles, Apparel & Luxury Goods	2.7
Semiconductors & Semiconductor Equipment	2.6
Airlines	2.4
Hotels, Restaurants & Leisure	2.0
Other Investments, less than 2% each	16.2
Short-Term Investments	1.9

Total Investments	99.7
Other assets less liabilities (including forward foreign currency contracts)	0.3

Net Assets	100.0%

Currency Exposure Summary at June 30, 2019 (Unaudited)

Euro	40.4%
British Pound	19.5
United States Dollar	9.3
Swiss Franc	8.0
Swedish Krona	6.4
Japanese Yen	4.6
South Korean Won	3.5
Australian Dollar	2.4
Other, less than 2% each	5.6

Total Investments	99.7
Other assets less liabilities (including forward foreign currency contracts)	0.3

Net Assets	100.0%

See accompanying notes to financial statements.

31  |

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Vaughan Nelson Small Cap Value Fund

Shares	Description	Value (†)
Common Stocks — 94.6% of Net Assets
	Aerospace & Defense — 1.5%
19,896	Moog, Inc., Class A	$1,862,465

	Banks — 11.7%
59,275	Atlantic Union Bankshares Corp.	2,094,186
37,775	Enterprise Financial Services Corp.	1,571,440
46,275	First Bancorp	1,685,336
87,425	First Financial Bancorp	2,117,433
53,150	First Merchants Corp.	2,014,385
28,525	Lakeland Financial Corp.	1,335,826
80,525	United Community Banks, Inc.	2,299,794
31,125	Webster Financial Corp.	1,486,841

		14,605,241

	Biotechnology — 0.8%
21,388	Emergent BioSolutions, Inc.(a)	1,033,254

	Building Products — 1.2%
17,425	American Woodmark Corp.(a)	1,474,503

	Capital Markets — 4.9%
21,150	Blucora, Inc.(a)	642,326
40,425	LPL Financial Holdings, Inc.	3,297,467
101,650	Virtu Financial, Inc., Class A	2,213,937

		6,153,730

	Chemicals — 1.7%
206,050	Element Solutions, Inc.(a)	2,130,557

	Commercial Services & Supplies — 5.4%
48,975	Brady Corp., Class A	2,415,447
41,550	Brink’s Co. (The)	3,373,029
24,100	Casella Waste Systems, Inc., Class A(a)	955,083

		6,743,559

	Communications Equipment — 0.3%
64,575	Casa Systems, Inc.(a)	415,217

	Consumer Finance — 2.3%
19,775	FirstCash, Inc.	1,977,895
17,200	Green Dot Corp., Class A(a)	841,080

		2,818,975

	Containers & Packaging — 0.7%
64,600	Graphic Packaging Holding Co.	903,108

	Diversified Consumer Services — 1.7%
47,993	Adtalem Global Education, Inc.(a)	2,162,085

	Electrical Equipment — 1.1%
122,150	GrafTech International Ltd.	1,404,725

	Electronic Equipment, Instruments & Components — 2.5%
26,455	Fabrinet(a)	1,314,020
10,135	Littelfuse, Inc.	1,792,983

		3,107,003

See accompanying notes to financial statements.

|  32

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Vaughan Nelson Small Cap Value Fund – (continued)

Shares	Description	Value (†)
	Energy Equipment & Services — 1.6%
117,250	Newpark Resources, Inc.(a)	$869,995
23,325	Oil States International, Inc.(a)	426,848
33,625	ProPetro Holding Corp.(a)	696,037

		1,992,880

	Food & Staples Retailing — 1.8%
54,675	Performance Food Group Co.(a)	2,188,640

	Gas Utilities — 4.4%
33,300	Southwest Gas Holdings, Inc.	2,984,346
30,050	Spire, Inc.	2,521,796

		5,506,142

	Health Care Equipment & Supplies — 3.6%
31,825	Integra LifeSciences Holdings Corp.(a)	1,777,426
56,328	Lantheus Holdings, Inc.(a)	1,594,083
14,825	LivaNova PLC(a)	1,066,807

		4,438,316

	Health Care Providers & Services — 1.4%
31,225	AMN Healthcare Services, Inc.(a)	1,693,956

	Hotels, Restaurants & Leisure — 1.0%
15,250	Dunkin’ Brands Group, Inc.	1,214,815

	Insurance — 5.9%
83,400	Brown & Brown, Inc.	2,793,900
31,375	Mercury General Corp.	1,960,937
34,975	Selective Insurance Group, Inc.	2,619,278

		7,374,115

	IT Services — 6.5%
47,950	Booz Allen Hamilton Holding Corp.	3,174,769
17,735	CACI International, Inc., Class A(a)	3,628,404
56,750	Perspecta, Inc.	1,328,518

		8,131,691

	Life Sciences Tools & Services — 1.0%
13,075	PRA Health Sciences, Inc.(a)	1,296,386

	Machinery — 3.1%
21,500	Albany International Corp., Class A	1,782,565
29,075	Franklin Electric Co., Inc.	1,381,063
18,425	Hillenbrand, Inc.	729,077

		3,892,705

	Media — 4.2%
26,675	Nexstar Media Group, Inc., Class A	2,694,175
167,625	TEGNA, Inc.	2,539,519

		5,233,694

	Oil, Gas & Consumable Fuels — 2.1%
93,075	Callon Petroleum Co.(a)	613,364
280,200	Kosmos Energy Ltd.	1,756,854

See accompanying notes to financial statements.

33  |

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Vaughan Nelson Small Cap Value Fund – (continued)

Shares	Description	Value (†)
	Oil, Gas & Consumable Fuels — continued
25,850	Unit Corp.(a)	$229,807

		2,600,025

	Real Estate Management & Development — 1.2%
84,225	Cushman & Wakefield PLC(a)	1,505,943

	REITs – Diversified — 0.7%
44,325	CoreCivic, Inc.	920,187

	REITs – Health Care — 2.2%
30,368	Community Healthcare Trust, Inc.	1,196,803
84,790	Physicians Realty Trust	1,478,737

		2,675,540

	REITs – Mortgage — 1.6%
157,250	Two Harbors Investment Corp.	1,992,357

	REITs – Office Property — 0.5%
47,250	Brandywine Realty Trust	676,620

	REITs – Storage — 1.0%
44,275	National Storage Affiliates Trust	1,281,319

	Road & Rail — 1.6%
18,925	Landstar System, Inc.	2,043,711

	Semiconductors & Semiconductor Equipment — 8.5%
25,050	Cabot Microelectronics Corp.	2,757,504
36,575	Entegris, Inc.	1,364,979
117,650	Lattice Semiconductor Corp.(a)	1,716,513
48,100	MaxLinear, Inc., Class A(a)	1,127,464
10,625	Nova Measuring Instruments Ltd.(a)	271,894
9,250	Power Integrations, Inc.	741,665
77,200	Rambus, Inc.(a)	929,488
6,350	Silicon Laboratories, Inc.(a)	656,590
20,550	Versum Materials, Inc.	1,059,969

		10,626,066

	Software — 0.7%
6,775	CyberArk Software Ltd.(a)	866,116

	Specialty Retail — 1.8%
35,475	Aaron’s, Inc.	2,178,520

	Textiles, Apparel & Luxury Goods — 0.6%
7,600	Carter’s, Inc.	741,304

	Thrifts & Mortgage Finance — 1.8%
174,800	MGIC Investment Corp.(a)	2,296,872

	Total Common Stocks (Identified Cost $108,176,196)	118,182,342

Exchange-Traded Funds — 4.0%
41,600	iShares® Russell 2000 Value Index ETF (Identified Cost $4,926,754)	5,012,800

See accompanying notes to financial statements.

|  34

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Vaughan Nelson Small Cap Value Fund – (continued)

Shares	Description	Value (†)
Closed-End Investment Companies — 0.4%
37,925	BlackRock TCP Capital Corp. (Identified Cost $641,051)	$540,431

Principal Amount
Short-Term Investments — 0.8%
$918,723	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/28/2019 at 1.500% to be repurchased at $918,838 on 7/01/2019 collateralized by $905,000 U.S. Treasury Note, 2.500% due 5/15/2024 valued at $938,541 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $918,723)	918,723

	Total Investments — 99.8% (Identified Cost $114,662,724)	124,654,296
	Other assets less liabilities — 0.2%	266,529

	Net Assets — 100.0%	$124,920,825

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.

ETF	Exchange-Traded Fund
REITs	Real Estate Investment Trusts

Industry Summary at June 30, 2019 (Unaudited)

Banks	11.7%
Semiconductors & Semiconductor Equipment	8.5
IT Services	6.5
Insurance	5.9
Commercial Services & Supplies	5.4
Capital Markets	4.9
Gas Utilities	4.4
Media	4.2
Health Care Equipment & Supplies	3.6
Machinery	3.1
Electronic Equipment, Instruments & Components	2.5
Consumer Finance	2.3
REITs - Health Care	2.2
Oil, Gas & Consumable Fuels	2.1
Other Investments, less than 2% each	27.3
Exchange-Traded Funds	4.0
Short-Term Investments	0.8
Closed-End Investment Companies	0.4

Total Investments	99.8
Other assets less liabilities	0.2

Net Assets	100.0%

See accompanying notes to financial statements.

35  |

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Vaughan Nelson Value Opportunity Fund

Shares	Description	Value (†)
Common Stocks — 94.6% of Net Assets
	Banks — 4.3%
172,600	Bank of NT Butterfield & Son Ltd. (The)	$5,861,496
209,000	Chemical Financial Corp.	8,591,990
79,275	PacWest Bancorp	3,078,248

		17,531,734

	Beverages — 1.6%
32,940	Constellation Brands, Inc., Class A	6,487,204

	Building Products — 1.5%
53,450	Allegion PLC	5,908,897

	Capital Markets — 5.0%
186,000	Ares Management Corp., Class A	4,867,620
83,100	Nasdaq, Inc.	7,991,727
332,450	Virtu Financial, Inc., Class A	7,240,761

		20,100,108

	Chemicals — 1.6%
76,300	FMC Corp.	6,329,085

	Commercial Services & Supplies — 1.8%
90,300	Brink’s Co. (The)	7,330,554

	Construction & Engineering — 1.3%
339,475	WillScot Corp.(a)	5,105,704

	Consumer Finance — 0.8%
88,450	Synchrony Financial	3,066,562

	Containers & Packaging — 3.9%
35,025	AptarGroup, Inc.	4,355,009
35,025	Avery Dennison Corp.	4,051,692
123,475	Crown Holdings, Inc.(a)	7,544,322

		15,951,023

	Distributors — 0.7%
15,850	POOL CORP.	3,027,350

	Diversified Consumer Services — 2.3%
15,125	Bright Horizons Family Solutions, Inc.(a)	2,281,909
333,025	Laureate Education, Inc., Class A(a)	5,231,823
37,225	ServiceMaster Global Holdings, Inc.(a)	1,939,050

		9,452,782

	Electric Utilities — 4.6%
154,800	Evergy, Inc.	9,311,220
123,125	Eversource Energy	9,327,950

		18,639,170

	Electrical Equipment — 2.6%
53,100	AMETEK, Inc.	4,823,604
28,025	Hubbell, Inc.	3,654,460

See accompanying notes to financial statements.

|  36

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Vaughan Nelson Value Opportunity Fund – (continued)

Shares	Description	Value (†)
	Electrical Equipment — continued
84,400	nVent Electric PLC	$2,092,276

		10,570,340

	Electronic Equipment, Instruments & Components — 2.3%
28,375	CDW Corp.	3,149,625
69,150	Keysight Technologies, Inc.(a)	6,210,361

		9,359,986

	Energy Equipment & Services — 0.6%
92,150	Baker Hughes, a GE Co.	2,269,655

	Entertainment — 1.2%
48,275	Electronic Arts, Inc.(a)	4,888,327

	Health Care Equipment & Supplies — 3.3%
13,860	Cooper Cos., Inc. (The)	4,669,295
110,200	Hologic, Inc.(a)	5,291,804
25,425	West Pharmaceutical Services, Inc.	3,181,939

		13,143,038

	Health Care Providers & Services — 1.4%
106,525	Centene Corp.(a)	5,586,171

	Hotels, Restaurants & Leisure — 1.4%
162,175	Aramark	5,848,031

	Independent Power & Renewable Electricity Producers — 3.6%
289,725	Atlantica Yield PLC	6,568,066
357,375	Vistra Energy Corp.	8,090,970

		14,659,036

	Insurance — 6.6%
83,300	Allstate Corp. (The)	8,470,777
98,775	Arthur J. Gallagher & Co.	8,651,702
69,300	Athene Holding Ltd., Class A(a)	2,984,058
43,125	Reinsurance Group of America, Inc.	6,728,794

		26,835,331

	IT Services — 13.1%
22,485	Alliance Data Systems Corp.	3,150,823
102,850	Booz Allen Hamilton Holding Corp.	6,809,698
51,240	CACI International, Inc., Class A(a)	10,483,192
83,675	Fidelity National Information Services, Inc.	10,265,249
90,675	Fiserv, Inc.(a)	8,265,933
50,875	Global Payments, Inc.	8,146,614
82,125	MAXIMUS, Inc.	5,957,347

		53,078,856

	Life Sciences Tools & Services — 2.2%
55,737	IQVIA Holdings, Inc.(a)	8,968,083

	Machinery — 1.7%
39,450	Oshkosh Corp.	3,293,680

See accompanying notes to financial statements.

37  |

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Vaughan Nelson Value Opportunity Fund – (continued)

Shares	Description	Value (†)
	Machinery — continued
68,550	Timken Co. (The)	$3,519,357

		6,813,037

	Media — 2.9%
117,225	Nexstar Media Group, Inc., Class A	11,839,725

	Metals & Mining — 0.8%
310,725	Constellium NV, Class A(a)	3,119,679

	Multi-Utilities — 6.7%
117,950	Ameren Corp.	8,859,225
152,225	CMS Energy Corp.	8,815,350
110,950	WEC Energy Group, Inc.	9,249,901

		26,924,476

	Multiline Retail — 1.4%
41,275	Dollar General Corp.	5,578,729

	Oil, Gas & Consumable Fuels — 3.0%
92,525	Continental Resources, Inc.(a)	3,894,377
608,925	QEP Resources, Inc.(a)	4,396,438
322,150	WPX Energy, Inc.(a)	3,707,947

		11,998,762

	REITs – Diversified — 1.0%
255,550	New Residential Investment Corp.	3,932,915

	REITs – Warehouse/Industrials — 1.1%
78,100	CyrusOne, Inc.	4,507,932

	Semiconductors & Semiconductor Equipment — 1.6%
40,925	Analog Devices, Inc.	4,619,205
35,225	Versum Materials, Inc.	1,816,905

		6,436,110

	Software — 4.0%
52,350	Check Point Software Technologies Ltd.(a)	6,052,183
19,525	RingCentral, Inc., Class A(a)	2,243,813
439,300	SolarWinds Corp.(a)	8,056,762

		16,352,758

	Textiles, Apparel & Luxury Goods — 1.0%
108,000	Gildan Activewear, Inc.	4,177,440

	Thrifts & Mortgage Finance — 1.7%
47,550	Essent Group Ltd.(a)	2,234,375
150,400	MGIC Investment Corp.(a)	1,976,256
109,850	Radian Group, Inc.	2,510,072

		6,720,703

	Total Common Stocks (Identified Cost $324,820,177)	382,539,293

See accompanying notes to financial statements.

|  38

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Vaughan Nelson Value Opportunity Fund – (continued)

Principal Amount	Description	Value (†)
Short-Term Investments — 5.5%
$21,956,265	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/28/2019 at 1.500% to be repurchased at $21,959,010 on 7/01/2019 collateralized by $21,500,000 U.S. Treasury Inflation Indexed Note, 0.625% due 4/15/2023 valued at $22,397,711 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $21,956,265)	$21,956,265

	Total Investments — 100.1% (Identified Cost $346,776,442)	404,495,558
	Other assets less liabilities — (0.1)%	(237,894)

	Net Assets — 100.0%	$404,257,664

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.

REITs	Real Estate Investment Trusts

Industry Summary at June 30, 2019 (Unaudited)

IT Services	13.1%
Multi-Utilities	6.7
Insurance	6.6
Capital Markets	5.0
Electric Utilities	4.6
Banks	4.3
Software	4.0
Containers & Packaging	3.9
Independent Power & Renewable Electricity Producers	3.6
Health Care Equipment & Supplies	3.3
Oil, Gas & Consumable Fuels	3.0
Media	2.9
Electrical Equipment	2.6
Diversified Consumer Services	2.3
Electronic Equipment, Instruments & Components	2.3
Life Sciences Tools & Services	2.2
Other Investments, less than 2% each	24.2
Short-Term Investments	5.5

Total Investments	100.1
Other assets less liabilities	(0.1)

Net Assets	100.0%

See accompanying notes to financial statements.

39  |

This Page Intentionally Left Blank

|  40

Statements of Assets and Liabilities

June 30, 2019 (Unaudited)

	Loomis Sayles Intermediate Municipal Bond Fund*	Natixis Oakmark Fund	Natixis Oakmark International Fund
ASSETS
Investments at cost	$18,478,982	$272,822,070	$758,324,949
Net unrealized appreciation (depreciation)	1,161,763	35,193,244	(105,466,448)

Investments at value	19,640,745	308,015,314	652,858,501
Cash	458,089	—	—
Foreign currency at value (identified cost $0, $0 and $30,747, respectively)	—	—	30,762
Receivable for Fund shares sold	23,929	160,350	334,613
Receivable from investment adviser (Note 6)	53,357	—	—
Receivable for securities sold	—	1,065,075	1,597,187
Dividends and interest receivable	250,864	115,948	1,154,613
Tax reclaims receivable	—	95,492	2,418,569
Prepaid expenses (Note 8)	2	36	82

TOTAL ASSETS	20,426,986	309,452,215	658,394,327

LIABILITIES
Payable for securities purchased	—	—	1,303,803
Payable for Fund shares redeemed	105,361	314,960	1,093,533
Unrealized depreciation on forward foreign currency contracts (Note 2)	—	—	112,577
Foreign taxes payable (Note 2)	—	—	82,919
Distributions payable	19,208	—	—
Management fees payable (Note 6)	—	169,604	448,619
Deferred Trustees’ fees (Note 6)	49,713	504,228	80,358
Administrative fees payable (Note 6)	726	10,732	22,809
Payable to distributor (Note 6d)	55	1,710	8,366
Other accounts payable and accrued expenses	38,894	53,854	140,336

TOTAL LIABILITIES	213,957	1,055,088	3,293,320

NET ASSETS	$20,213,029	$308,397,127	$655,101,007

NET ASSETS CONSIST OF:
Paid-in capital	$19,761,831	$268,112,522	$788,642,322
Accumulated earnings (loss)	451,198	40,284,605	(133,541,315)

NET ASSETS	$20,213,029	$308,397,127	$655,101,007

See accompanying notes to financial statements.

41  |

Statements of Assets and Liabilities (continued)

June 30, 2019 (Unaudited)

	Loomis Sayles Intermediate Municipal Bond Fund*	Natixis Oakmark Fund		Natixis Oakmark International Fund
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$6,882,901	$182,130,117		$234,658,022

Shares of beneficial interest	667,694	8,431,699		18,432,195

Net asset value and redemption price per share	$10.31	$21.60		$12.73

Offering price per share (100/[100-maximum sales charge] of net asset value) (Note 1)	$10.63	$22.92		$13.51

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$1,505,728	$57,472,048		$206,980,736

Shares of beneficial interest	146,024	3,142,582		16,573,253

Net asset value and offering price per share	$10.31	$18.29		$12.49

Class N shares:
Net assets	$—	$11,205		$363,352

Shares of beneficial interest	—	490		28,593

Net asset value, offering and redemption price per share	$—	$22.86	**	$12.71

Class Y shares:
Net assets	$11,824,400	$68,783,757		$213,098,897

Shares of beneficial interest	1,145,380	3,014,939		16,778,766

Net asset value, offering and redemption price per share	$10.32	$22.81		$12.70

*	Formerly McDonnell Intermediate Municipal Bond Fund.
**	Net asset value calculations have been determined utilizing fractional share and penny amounts.

See accompanying notes to financial statements.

|  42

Statements of Assets and Liabilities (continued)

June 30, 2019 (Unaudited)

	Vaughan Nelson Small Cap Value Fund	Vaughan Nelson Value Opportunity Fund
ASSETS
Investments at cost	$114,662,724	$346,776,442
Net unrealized appreciation	9,991,572	57,719,116

Investments at value	124,654,296	404,495,558
Receivable for Fund shares sold	24,321	276,152
Receivable for securities sold	913,232	950,866
Dividends and interest receivable	156,881	239,940
Prepaid expenses (Note 8)	16	54

TOTAL ASSETS	125,748,746	405,962,570

LIABILITIES
Payable for securities purchased	283,715	760,622
Payable for Fund shares redeemed	222,575	427,029
Management fees payable (Note 6)	99,497	264,535
Deferred Trustees’ fees (Note 6)	165,222	139,188
Administrative fees payable (Note 6)	4,240	13,538
Payable to distributor (Note 6d)	1,183	4,329
Other accounts payable and accrued expenses	51,489	95,665

TOTAL LIABILITIES	827,921	1,704,906

NET ASSETS	$124,920,825	$404,257,664

NET ASSETS CONSIST OF:
Paid-in capital	$118,883,843	$361,237,380
Accumulated earnings	6,036,982	43,020,284

NET ASSETS	$124,920,825	$404,257,664

See accompanying notes to financial statements.

43  |

Statements of Assets and Liabilities (continued)

June 30, 2019 (Unaudited)

	Vaughan Nelson Small Cap Value Fund		Vaughan Nelson Value Opportunity Fund
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$70,378,708		$23,022,371

Shares of beneficial interest	4,770,654		1,105,442

Net asset value and redemption price per share	$14.75		$20.83

Offering price per share (100/[100-maximum sales charge] of net asset value) (Note 1)	$15.65		$22.10

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$2,217,592		$24,268,777

Shares of beneficial interest	294,013		1,236,542

Net asset value and offering price per share	$7.54		$19.63

Class N shares:
Net assets	$1,087		$66,583,602

Shares of beneficial interest	70		3,159,769

Net asset value, offering and redemption price per share	$15.48	**	$21.07

Class Y shares:
Net assets	$52,323,438		$290,382,914

Shares of beneficial interest	3,381,377		13,766,880

Net asset value, offering and redemption price per share	$15.47		$21.09

**	Net asset value calculations have been determined utilizing fractional share and penny amounts.

See accompanying notes to financial statements.

|  44

Statements of Operations

For the Six Months Ended June 30, 2019 (Unaudited)

	Loomis Sayles Intermediate Municipal Bond Fund*	Natixis Oakmark Fund	Natixis Oakmark International Fund
INVESTMENT INCOME
Dividends	$13,205	$3,319,321 (a)	$20,403,806
Non-cash dividends (Note 2b)	—	352,443	—
Interest	304,938	119,001	70,566
Less net foreign taxes withheld	—	(1,493)	(2,290,242)

	318,143	3,789,272	18,184,130

Expenses
Management fees (Note 6)	41,571	1,039,863	2,943,166
Service and distribution fees (Note 6)	15,490	516,843	1,403,464
Administrative fees (Note 6)	4,618	67,668	153,825
Trustees’ fees and expenses (Note 6)	10,511	24,770	20,593
Transfer agent fees and expenses (Notes 6 and 7)	5,914	132,616	347,425
Audit and tax services fees	26,388	20,547	21,248
Custodian fees and expenses	2,645	6,261	59,054
Legal fees (Note 8)	47,390	5,377	11,553
Registration fees	22,911	54,011	49,687
Shareholder reporting expenses	6,153	14,831	35,468
Miscellaneous expenses (Note 8)	11,245	19,369	43,655

Total expenses	194,836	1,902,156	5,089,138
Less waiver and/or expense reimbursement (Note 6)	(132,579)	(1,684)	(3,765)

Net expenses	62,257	1,900,472	5,085,373

Net investment income	255,886	1,888,800	13,098,757

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FORWARD FOREIGN CURRENCY CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investments	20,676	8,115,491	(7,920,860)
Forward foreign currency contracts (Note 2d)	—	—	810,835
Foreign currency transactions (Note 2c)	—	—	(18,793)
Net change in unrealized appreciation (depreciation) on:
Investments	672,755	34,491,820	78,550,104
Forward foreign currency contracts (Note 2d)	—	—	(603,777)
Foreign currency translations (Note 2c)	—	—	(4,516)

Net realized and unrealized gain on investments, forward foreign currency contracts and foreign currency transactions	693,431	42,607,311	70,812,993

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$949,317	$44,496,111	$83,911,750

*	Formerly McDonnell Intermediate Municipal Bond Fund.
(a)	Includes a non-recurring dividend of $712,261.

See accompanying notes to financial statements.

45  |

Statements of Operations (continued)

For the Six Months Ended June 30, 2019 (Unaudited)

	Vaughan Nelson Small Cap Value Fund	Vaughan Nelson Value Opportunity Fund
INVESTMENT INCOME
Dividends	$1,064,779	$3,533,751
Interest	40,030	132,982
Less net foreign taxes withheld	—	(5,020)

	1,104,809	3,661,713

Expenses
Management fees (Note 6)	601,258	1,810,743
Service and distribution fees (Note 6)	104,697	160,361
Administrative fees (Note 6)	29,679	100,595
Trustees’ fees and expenses (Note 6)	12,994	19,021
Transfer agent fees and expenses (Notes 6 and 7)	76,866	201,299
Audit and tax services fees	20,555	21,030
Custodian fees and expenses	7,965	12,679
Interest expense (Note 9)	—	44,414
Legal fees (Note 8)	2,069	8,206
Registration fees	30,212	46,963
Shareholder reporting expenses	13,739	24,124
Miscellaneous expenses (Note 8)	15,801	17,369

Total expenses	915,835	2,466,804
Less waiver and/or expense reimbursement (Note 6)	(7,277)	(2,398)

Net expenses	908,558	2,464,406

Net investment income	196,251	1,197,307

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on:
Investments	538,558	5,280,973
Net change in unrealized appreciation (depreciation) on:
Investments	21,997,964	87,154,568

Net realized and unrealized gain on investments	22,536,522	92,435,541

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$22,732,773	$93,632,848

See accompanying notes to financial statements.

|  46

Statements of Changes in Net Assets

	Loomis Sayles Intermediate Municipal Bond Fund*
	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
FROM OPERATIONS:
Net investment income	$255,886	$646,589
Net realized gain (loss) on investments	20,676	(22,955)
Net change in unrealized appreciation (depreciation) on investments	672,755	(735,309)

Net increase (decrease) in net assets resulting from operations	949,317	(111,675)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(74,026)	(153,865)
Class C	(12,375)	(30,521)
Class Y	(169,485)	(484,050)

Total distributions	(255,886)	(668,436)

NET DECREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 12)	(2,684,906)	(14,374,067)

Net decrease in net assets	(1,991,475)	(15,154,178)
NET ASSETS
Beginning of the period	22,204,504	37,358,682

End of the period	$20,213,029	$22,204,504

*	Formerly McDonnell Intermediate Municipal Bond Fund.

See accompanying notes to financial statements.

47  |

Statements of Changes in Net Assets (continued)

	Natixis Oakmark Fund
	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
FROM OPERATIONS:
Net investment income	$1,888,800	$1,069,674
Net realized gain on investments	8,115,491	32,340,899
Net change in unrealized appreciation (depreciation) on investments	34,491,820	(79,134,938)

Net increase (decrease) in net assets resulting from operations	44,496,111	(45,724,365)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(8,678,601)	(16,729,106)
Class C	(3,308,005)	(5,776,265)
Class N	(492)	(783)
Class Y	(3,170,424)	(5,137,882)

Total distributions	(15,157,522)	(27,644,036)

NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 12)	6,865,751	29,541,538

Net increase (decrease) in net assets	36,204,340	(43,826,863)
NET ASSETS
Beginning of the period	272,192,787	316,019,650

End of the period	$308,397,127	$272,192,787

See accompanying notes to financial statements.

|  48

Statements of Changes in Net Assets (continued)

	Natixis Oakmark International Fund
	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
FROM OPERATIONS:
Net investment income	$13,098,757	$16,259,770
Net realized gain (loss) on investments, forward foreign currency contracts and foreign currency transactions	(7,128,818)	50,075,433
Net change in unrealized appreciation (depreciation) on investments, forward foreign currency contracts and foreign currency translations	77,941,811	(341,618,930)

Net increase (decrease) in net assets resulting from operations	83,911,750	(275,283,727)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	—	(12,193,845)
Class C	—	(7,685,820)
Class N	—	(36,370)
Class Y	—	(10,861,877)

Total distributions	—	(30,777,912)

NET DECREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 12)	(114,860,575)	(147,874,002)

Net decrease in net assets	(30,948,825)	(453,935,641)
NET ASSETS
Beginning of the period	686,049,832	1,139,985,473

End of the period	$655,101,007	$686,049,832

See accompanying notes to financial statements.

49  |

Statements of Changes in Net Assets (continued)

	Vaughan Nelson Small Cap Value Fund
	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
FROM OPERATIONS:
Net investment income	$196,251	$247,839
Net realized gain on investments	538,558	23,578,542
Net change in unrealized appreciation (depreciation) on investments	21,997,964	(48,703,398)

Net increase (decrease) in net assets resulting from operations	22,732,773	(24,877,017)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(57,436)	(15,434,632)
Class C	(4,870)	(1,814,602)
Class N	(1)	(200)
Class Y	(46,447)	(16,863,125)

Total distributions	(108,754)	(34,112,559)

NET DECREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 12)	(26,097,578)	(99,064,102)

Net decrease in net assets	(3,473,559)	(158,053,678)
NET ASSETS
Beginning of the period	128,394,384	286,448,062

End of the period	$124,920,825	$128,394,384

See accompanying notes to financial statements.

|  50

Statements of Changes in Net Assets (continued)

	Vaughan Nelson Value Opportunity Fund
	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
FROM OPERATIONS:
Net investment income	$1,197,307	$5,677,254
Net realized gain on investments	5,280,973	30,646,121
Net change in unrealized appreciation (depreciation) on investments	87,154,568	(163,168,095)

Net increase (decrease) in net assets resulting from operations	93,632,848	(126,844,720)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(2,020)	(4,208,463)
Class C	(2,248)	(2,370,741)
Class N	(6,349)	(6,683,144)
Class Y	(26,345)	(47,408,833)

Total distributions	(36,962)	(60,671,181)

NET DECREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 12)	(281,061,158)	(244,014,953)

Net decrease in net assets	(187,465,272)	(431,530,854)
NET ASSETS
Beginning of the period	591,722,936	1,023,253,790

End of the period	$404,257,664	$591,722,936

See accompanying notes to financial statements.

51  |

Financial Highlights

For a share outstanding throughout each period.

	Loomis Sayles Intermediate Municipal Bond Fund*—Class A
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015		Year Ended December 31, 2014
Net asset value, beginning of the period	$9.97		$10.17	$9.89	$10.09	$10.00		$9.54

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.12		0.22	0.19	0.12	0.13		0.11
Net realized and unrealized gain (loss)	0.34		(0.19)	0.28	(0.20)	0.10		0.47

Total from Investment Operations	0.46		0.03	0.47	(0.08)	0.23		0.58

LESS DISTRIBUTIONS FROM:
Net investment income	(0.12)		(0.23)	(0.19)	(0.12)	(0.14)		(0.12)

Net asset value, end of the period	$10.31		$9.97	$10.17	$9.89	$10.09		$10.00

Total return(b)(c)	4.62	%(d)	0.33%	4.77%	(0.79)%	2.28%		6.08%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$6,883		$6,019	$6,004	$5,474	$6,427		$2,399
Net expenses(e)	0.70	%(f)	0.70%	0.70%	0.70%	0.74	%(g)	0.80%
Gross expenses	1.97	%(f)	1.30%	1.10%	0.88%	1.12%		1.26%
Net investment income	2.36	%(f)	2.24%	1.87%	1.19%	1.27%		1.15%
Portfolio turnover rate	4%		65%	34%	48%	20%		10%

*	Formerly McDonnell Intermediate Municipal Bond Fund.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	A sales charge for Class A shares is not reflected in total return calculations.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Effective July 1, 2015, the expense limit decreased from 0.80% to 0.70%.

See accompanying notes to financial statements.

|  52

Financial Highlights (continued)

For a share outstanding throughout each period.

	Loomis Sayles Intermediate Municipal Bond Fund*—Class C
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015		Year Ended December 31, 2014
Net asset value, beginning of the period	$9.98		$10.18	$9.90	$10.09	$9.99		$9.54

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.08		0.15	0.11	0.04	0.05		0.04
Net realized and unrealized gain (loss)	0.33		(0.19)	0.28	(0.18)	0.11		0.45

Total from Investment Operations	0.41		(0.04)	0.39	(0.14)	0.16		0.49

LESS DISTRIBUTIONS FROM:
Net investment income	(0.08)		(0.16)	(0.11)	(0.05)	(0.06)		(0.04)

Net asset value, end of the period	$10.31		$9.98	$10.18	$9.90	$10.09		$9.99

Total return(b)(c)	4.13	%(d)	(0.42)%	3.98%	(1.44)%	1.63%		5.18%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1,506		$1,675	$2,395	$4,015	$6,355		$2,223
Net expenses(e)	1.45	%(f)	1.45%	1.45%	1.45%	1.49	%(g)	1.55%
Gross expenses	2.73	%(f)	2.05%	1.83%	1.63%	1.88%		2.04%
Net investment income	1.62	%(f)	1.49%	1.10%	0.44%	0.52%		0.41%
Portfolio turnover rate	4%		65%	34%	48%	20%		10%

*	Formerly McDonnell Intermediate Municipal Bond Fund.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Effective July 1, 2015, the expense limit decreased from 1.55% to 1.45%.

See accompanying notes to financial statements.

53  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Loomis Sayles Intermediate Municipal Bond Fund*—Class Y
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015		Year Ended December 31, 2014
Net asset value, beginning of the period	$9.99		$10.19	$9.90	$10.10	$10.00		$9.54

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.13		0.25	0.21	0.15	0.15		0.14
Net realized and unrealized gain (loss)	0.33		(0.20)	0.29	(0.20)	0.11		0.46

Total from Investment Operations	0.46		0.05	0.50	(0.05)	0.26		0.60

LESS DISTRIBUTIONS FROM:
Net investment income	(0.13)		(0.25)	(0.21)	(0.15)	(0.16)		(0.14)

Net asset value, end of the period	$10.32		$9.99	$10.19	$9.90	$10.10		$10.00

Total return(b)	4.64	%(c)	0.58%	5.13%	(0.55)%	2.63%		6.36%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$11,824		$14,510	$28,960	$49,179	$66,713		$28,314
Net expenses(d)	0.45	%(e)	0.45%	0.45%	0.45%	0.49	%(f)	0.55%
Gross expenses	1.73	%(e)	1.04%	0.83%	0.63%	0.85%		1.02%
Net investment income	2.61	%(e)	2.47%	2.09%	1.44%	1.48%		1.46%
Portfolio turnover rate	4%		65%	34%	48%	20%		10%

*	Formerly McDonnell Intermediate Municipal Bond Fund.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Effective July 1, 2015, the expense limit decreased from 0.55% to 0.45%.

See accompanying notes to financial statements.

|  54

Financial Highlights (continued)

For a share outstanding throughout each period.

	Natixis Oakmark Fund—Class A
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014
Net asset value, beginning of the period	$19.44		$24.72	$21.37	$18.79	$20.43	$21.40

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.14	(b)	0.10	0.11	0.16	0.14	0.10
Net realized and unrealized gain (loss)	3.07		(3.28)	4.28	3.20	(1.02)	2.11

Total from Investment Operations	3.21		(3.18)	4.39	3.36	(0.88)	2.21

LESS DISTRIBUTIONS FROM:
Net investment income	(0.00	)(c)	(0.08)	(0.10)	(0.16)	(0.13)	(0.07)
Net realized capital gains	(1.05)		(2.02)	(0.94)	(0.62)	(0.63)	(3.11)

Total Distributions	(1.05)		(2.10)	(1.04)	(0.78)	(0.76)	(3.18)

Net asset value, end of the period	$21.60		$19.44	$24.72	$21.37	$18.79	$20.43

Total return(d)	16.50	%(b)(e)	(13.01)%	20.75%	18.37%	(4.41)%	10.43%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$182,130		$164,748	$203,792	$173,036	$173,925	$195,061
Net expenses	1.16	%(f)	1.13%	1.18%	1.18%	1.14%	1.22%
Gross expenses	1.16	%(f)	1.13%	1.18%	1.18%	1.14%	1.22%
Net investment income	1.32	%(b)(f)	0.41%	0.48%	0.82%	0.68%	0.44%
Portfolio turnover rate	12%		39%	16%	16%	23%	64%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)

Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.09, total return would have been 16.25% and the ratio of net investment income to average net assets would have been 0.86%.

(c)	Amount rounds to less than $0.01 per share.
(d)	A sales charge for Class A shares is not reflected in total return calculations.
(e)	Periods less than one year are not annualized.
(f)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

55  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Natixis Oakmark Fund—Class C
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018	Year Ended December 31, 2017		Year Ended December 31, 2016	Year Ended December 31, 2015		Year Ended December 31, 2014
Net asset value, beginning of the period	$16.66		$21.58	$18.83		$16.65	$18.19		$19.48

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.05	(b)	(0.07)	(0.05)		0.01	(0.01)		(0.06)
Net realized and unrealized gain (loss)	2.63		(2.83)	3.74		2.80	(0.90)		1.90

Total from Investment Operations	2.68		(2.90)	3.69		2.81	(0.91)		1.84

LESS DISTRIBUTIONS FROM:
Net investment income	(0.00	)(c)	—	(0.00	)(c)	(0.01)	(0.00	)(c)	(0.02)
Net realized capital gains	(1.05)		(2.02)	(0.94)		(0.62)	(0.63)		(3.11)

Total Distributions	(1.05)		(2.02)	(0.94)		(0.63)	(0.63)		(3.13)

Net asset value, end of the period	$18.29		$16.66	$21.58		$18.83	$16.65		$18.19

Total return(d)	16.07	%(b)(e)	(13.63)%	19.85%		17.45%	(5.07)%		9.55%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$57,472		$53,606	$62,272		$55,910	$70,616		$62,941
Net expenses	1.91	%(f)	1.88%	1.93%		1.93%	1.89%		1.97%
Gross expenses	1.91	%(f)	1.88%	1.93%		1.93%	1.89%		1.97%
Net investment income (loss)	0.58	%(b)(f)	(0.33)%	(0.27)%		0.09%	(0.07)%		(0.30)%
Portfolio turnover rate	12%		39%	16%		16%	23%		64%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)

Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.01, total return would have been 15.83% and the ratio of net investment income to average net assets would have been 0.11%.

(c)	Amount rounds to less than $0.01 per share.
(d)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(e)	Periods less than one year are not annualized.
(f)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  56

Financial Highlights (continued)

For a share outstanding throughout each period.

	Natixis Oakmark Fund—Class N
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018	Period Ended December 31, 2017*
Net asset value, beginning of the period	$20.49		$25.91	$23.13

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.19	(b)	0.22	0.14
Net realized and unrealized gain (loss)	3.23		(3.45)	3.44

Total from Investment Operations	3.42		(3.23)	3.58

LESS DISTRIBUTIONS FROM:
Net investment income	(0.00	)(c)	(0.17)	(0.17)
Net realized capital gains	(1.05)		(2.02)	(0.63)

Total Distributions	(1.05)		(2.19)	(0.80)

Net asset value, end of the period	$22.86		$20.49	$25.91

Total return(d)	16.69	%(b)(e)	(12.60)%	15.46	%(e)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$11		$10	$1
Net expenses(f)	0.82	%(g)	0.75%	0.75	%(g)
Gross expenses	2.23	%(g)	3.79%	13.79	%(g)
Net investment income	1.66	%(b)(g)	0.88%	0.84	%(g)
Portfolio turnover rate	12%		39%	16	%(h)

*	From commencement of Class operations on May 1, 2017 through December 31, 2017.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)

Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.13 , total return would have been 16.45% and the ratio of net investment income to average net assets would have been 1.19%.

(c)	Amount rounds to less than $0.01 per share.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Represents the Fund’s portfolio turnover rate for the year ended December 31, 2017.

See accompanying notes to financial statements.

57  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Natixis Oakmark Fund—Class Y
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014
Net asset value, beginning of the period	$20.46		$25.90	$22.34	$19.60	$21.28	$22.16

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.18	(b)	0.17	0.17	0.21	0.19	0.15
Net realized and unrealized gain (loss)	3.22		(3.44)	4.48	3.36	(1.06)	2.20

Total from Investment Operations	3.40		(3.27)	4.65	3.57	(0.87)	2.35

LESS DISTRIBUTIONS FROM:
Net investment income	(0.00	)(c)	(0.15)	(0.15)	(0.21)	(0.18)	(0.12)
Net realized capital gains	(1.05)		(2.02)	(0.94)	(0.62)	(0.63)	(3.11)

Total Distributions	(1.05)		(2.17)	(1.09)	(0.83)	(0.81)	(3.23)

Net asset value, end of the period	$22.81		$20.46	$25.90	$22.34	$19.60	$21.28

Total return	16.61	%(b)(d)	(12.76)%	21.05%	18.69%	(4.18)%	10.70%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$68,784		$53,829	$49,955	$26,252	$21,696	$26,694
Net expenses	0.91	%(e)	0.88%	0.93%	0.92%	0.89%	0.97%
Gross expenses	0.91	%(e)	0.88%	0.93%	0.92%	0.89%	0.97%
Net investment income	1.61	%(b)(e)	0.68%	0.71%	1.05%	0.92%	0.67%
Portfolio turnover rate	12%		39%	16%	16%	23%	64%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)

Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.13 , total return would have been 16.37% and the ratio of net investment income to average net assets would have been 1.13%.

(c)	Amount rounds to less than $0.01 per share.
(d)	Periods less than one year are not annualized.
(e)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  58

Financial Highlights (continued)

For a share outstanding throughout each period.

	Natixis Oakmark International Fund—Class A
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014
Net asset value, beginning of the period	$11.29		$15.58	$12.15	$11.47	$12.44	$13.74

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.24		0.25	0.18	0.17	0.15	0.18
Net realized and unrealized gain (loss)	1.20		(4.02)	3.41	0.76	(0.80)	(1.01)

Total from Investment Operations	1.44		(3.77)	3.59	0.93	(0.65)	(0.83)

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.29)	(0.16)	(0.21)	(0.20)	(0.25)
Net realized capital gains	—		(0.23)	—	(0.04)	(0.12)	(0.22)

Total Distributions	—		(0.52)	(0.16)	(0.25)	(0.32)	(0.47)

Net asset value, end of the period	$12.73		$11.29	$15.58	$12.15	$11.47	$12.44

Total return(b)	12.75	%(c)	(24.15)%	29.56%	8.19%	(5.35)%	(6.05)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$234,658		$257,551	$603,988	$533,112	$722,805	$617,383
Net expenses	1.31	%(d)	1.31%	1.32%	1.34%	1.31%	1.31%
Gross expenses	1.31	%(d)	1.31%	1.32%	1.34%	1.31%	1.31%
Net investment income	3.93	%(d)	1.72%	1.28%	1.54%	1.17%	1.34%
Portfolio turnover rate	14%		50%	40%	41%	51%	31%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

59  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Natixis Oakmark International Fund—Class C
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014
Net asset value, beginning of the period	$11.11		$15.30	$11.96	$11.29	$12.25	$13.53

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.19		0.13	0.06	0.08	0.05	0.08
Net realized and unrealized gain (loss)	1.19		(3.92)	3.35	0.74	(0.78)	(0.98)

Total from Investment Operations	1.38		(3.79)	3.41	0.82	(0.73)	(0.90)

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.17)	(0.07)	(0.11)	(0.11)	(0.16)
Net realized capital gains	—		(0.23)	—	(0.04)	(0.12)	(0.22)

Total Distributions	—		(0.40)	(0.07)	(0.15)	(0.23)	(0.38)

Net asset value, end of the period	$12.49		$11.11	$15.30	$11.96	$11.29	$12.25

Total return(b)	12.42	%(c)	(24.74)%	28.55%	7.36%	(6.08)%	(6.67)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$206,981		$212,618	$363,018	$255,249	$341,959	$327,319
Net expenses	2.06	%(d)	2.07%	2.07%	2.09%	2.06%	2.05%
Gross expenses	2.06	%(d)	2.07%	2.07%	2.09%	2.06%	2.05%
Net investment income	3.20	%(d)	0.94%	0.42%	0.73%	0.39%	0.61%
Portfolio turnover rate	14%		50%	40%	41%	51%	31%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  60

Financial Highlights (continued)

For a share outstanding throughout each period.

	Natixis Oakmark International Fund—Class N
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018	Period Ended December 31, 2017*
Net asset value, beginning of the period	$11.25		$15.58	$13.98

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.23		0.28	0.15
Net realized and unrealized gain (loss)	1.23		(4.02)	1.66

Total from Investment Operations	1.46		(3.74)	1.81

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.36)	(0.21)
Net realized capital gains	—		(0.23)	—

Total Distributions	—		(0.59)	(0.21)

Net asset value, end of the period	$12.71		$11.25	$15.58

Total return(b)	12.98	%(c)	(23.94)%	12.96	%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$363		$758	$1
Net expenses(d)	0.96	%(e)	0.99%	0.92	%(e)
Gross expenses	0.99	%(e)	1.02%	25.21	%(e)
Net investment income	3.65	%(e)	2.04%	1.54	%(e)
Portfolio turnover rate	14%		50%	40	%(f)

*	From commencement of Class operations on May 1, 2017 through December 31, 2017.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Represents the Fund’s portfolio turnover rate for the year ended December 31, 2017.

See accompanying notes to financial statements.

61  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Natixis Oakmark International Fund—Class Y
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018	Period Ended December 31, 2017*
Net asset value, beginning of the period	$11.25		$15.56	$13.98

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.26		0.26	0.00	(b)
Net realized and unrealized gain (loss)	1.19		(3.99)	1.79

Total from Investment Operations	1.45		(3.73)	1.79

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.35)	(0.21)
Net realized capital gains	—		(0.23)	—

Total Distributions	—		(0.58)	(0.21)

Net asset value, end of the period	$12.70		$11.25	$15.56

Total return	12.89	%(c)	(23.93)%	12.79	%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$213,099		$215,123	$172,978
Net expenses	1.06	%(d)	1.07%	1.07	%(d)
Gross expenses	1.06	%(d)	1.07%	1.07	%(d)
Net investment income	4.19	%(d)	1.85%	0.03	%(d)
Portfolio turnover rate	14%		50%	40	%(e)

*	From commencement of Class operations on May 1, 2017 through December 31, 2017.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.
(e)	Represents the Fund’s portfolio turnover rate for the year ended December 31, 2017.

See accompanying notes to financial statements.

|  62

Financial Highlights (continued)

For a share outstanding throughout each period.

	Vaughan Nelson Small Cap Value Fund—Class A
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018		Year Ended December 31, 2017		Year Ended December 31, 2016	Year Ended December 31, 2015		Year Ended December 31, 2014
Net asset value, beginning of the period	$12.48		$18.71		$19.79		$17.74	$20.65		$22.34

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.02		0.01		(0.01)		0.02	0.06	(b)	(0.06)
Net realized and unrealized gain (loss)	2.26		(2.76)		1.21		3.49	(0.07)		1.95

Total from Investment Operations	2.28		(2.75)		1.20		3.51	(0.01)		1.89

LESS DISTRIBUTIONS FROM:
Net investment income	(0.01)		(0.00	)(c)	(0.00	)(c)	(0.01)	(0.04)		—
Net realized capital gains	—		(3.48)		(2.28)		(1.45)	(2.86)		(3.58)

Total Distributions	(0.01)		(3.48)		(2.28)		(1.46)	(2.90)		(3.58)

Net asset value, end of the period	$14.75		$12.48		$18.71		$19.79	$17.74		$20.65

Total return(d)	18.28	%(e)(f)	(14.84)%		6.28%		20.24%	(0.29	)%(b)	8.79%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$70,379		$66,376		$93,751		$106,447	$103,092		$125,201
Net expenses	1.45	%(g)(h)	1.38%		1.36%		1.35%	1.35%		1.37%
Gross expenses	1.46	%(g)	1.38%		1.36%		1.35%	1.35%		1.37%
Net investment income (loss)	0.21	%(g)	0.03%		(0.03)%		0.11%	0.26	%(b)	(0.27)%
Portfolio turnover rate	33%		70%		92%		74%	62%		58%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)

Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.04), total return would have been (0.77)% and the ratio of net investment loss to average net assets would have been (0.20)%.

(c)	Amount rounds to less than $0.01 per share.
(d)	A sales charge for Class A shares is not reflected in total return calculations.
(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	Periods less than one year are not annualized.
(g)	Computed on an annualized basis for periods less than one year.
(h)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.

See accompanying notes to financial statements.

63  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Vaughan Nelson Small Cap Value Fund—Class C
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018		Year Ended December 31, 2017		Year Ended December 31, 2016	Year Ended December 31, 2015		Year Ended December 31, 2014
Net asset value, beginning of the period	$6.41		$11.67		$13.26		$12.39	$15.36		$17.61

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.02)		(0.09)		(0.10)		(0.08)	(0.08	)(b)	(0.18)
Net realized and unrealized gain (loss)	1.16		(1.69)		0.79		2.40	(0.03)		1.51

Total from Investment Operations	1.14		(1.78)		0.69		2.32	(0.11)		1.33

LESS DISTRIBUTIONS FROM:
Net investment income	(0.01)		(0.00	)(c)	(0.00	)(c)	—	—		—
Net realized capital gains	—		(3.48)		(2.28)		(1.45)	(2.86)		(3.58)

Total Distributions	(0.01)		(3.48)		(2.28)		(1.45)	(2.86)		(3.58)

Net asset value, end of the period	$7.54		$6.41		$11.67		$13.26	$12.39		$15.36

Total return(d)	17.81	%(e)(f)	(15.51)%		5.50%		19.32%	(1.02	)%(b)	7.94%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$2,218		$3,480		$15,756		$20,379	$21,188		$27,292
Net expenses	2.20	%(g)(h)	2.12%		2.11%		2.10%	2.10%		2.12%
Gross expenses	2.21	%(g)	2.12%		2.11%		2.10%	2.10%		2.12%
Net investment loss	(0.61	)%(g)	(0.83)%		(0.79)%		(0.64)%	(0.48	)%(b)	(1.02)%
Portfolio turnover rate	33%		70%		92%		74%	62%		58%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)

Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.15), total return would have been (1.48)% and the ratio of net investment loss to average net assets would have been (0.96)%.

(c)	Amount rounds to less than $0.01 per share.
(d)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	Periods less than one year are not annualized.
(g)	Computed on an annualized basis for periods less than one year.
(h)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.

See accompanying notes to financial statements.

|  64

Financial Highlights (continued)

For a share outstanding throughout each period.

	Vaughan Nelson Small Cap Value Fund—Class N
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018	Period Ended December 31, 2017*
Net asset value, beginning of the period	$13.08		$19.37	$19.55

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.04		0.08	0.07
Net realized and unrealized gain (loss)	2.37		(2.86)	1.35

Total from Investment Operations	2.41		(2.78)	1.42

LESS DISTRIBUTIONS FROM:
Net investment income	(0.01)		(0.03)	(0.02)
Net realized capital gains	—		(3.48)	(1.58)

Total Distributions	(0.01)		(3.51)	(1.60)

Net asset value, end of the period	$15.48		$13.08	$19.37

Total return(b)	18.51	%(c)	(14.48)%	7.17	%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1		$1	$1
Net expenses(d)	1.10	%(e)	0.96%	0.96	%(e)
Gross expenses	14.85	%(e)	15.17%	14.68	%(e)
Net investment income	0.55	%(e)	0.43%	0.56	%(e)
Portfolio turnover rate	33%		70%	92	%(f)

*	From commencement of Class operations on May 1, 2017 through December 31, 2017.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Represents the Fund’s portfolio turnover rate for the year ended December 31, 2017.

See accompanying notes to financial statements.

65  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Vaughan Nelson Small Cap Value Fund—Class Y
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015		Year Ended December 31, 2014
Net asset value, beginning of the period	$13.08		$19.37	$20.36	$18.21	$21.13		$22.73

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.03		0.04	0.05	0.07	0.11	(b)	(0.00	)(c)
Net realized and unrealized gain (loss)	2.37		(2.84)	1.25	3.59	(0.07)		1.98

Total from Investment Operations	2.40		(2.80)	1.30	3.66	0.04		1.98

LESS DISTRIBUTIONS FROM:
Net investment income	(0.01)		(0.01)	(0.01)	(0.06)	(0.10)		—
Net realized capital gains	—		(3.48)	(2.28)	(1.45)	(2.86)		(3.58)

Total Distributions	(0.01)		(3.49)	(2.29)	(1.51)	(2.96)		(3.58)

Net asset value, end of the period	$15.47		$13.08	$19.37	$20.36	$18.21		$21.13

Total return	18.36	%(d)(e)	(14.61)%	6.60%	20.53%	(0.05	)%(b)	9.04%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$52,323		$58,538	$176,940	$183,145	$179,322		$176,905
Net expenses	1.20	%(f)(g)	1.12%	1.11%	1.10%	1.10%		1.12%
Gross expenses	1.21	%(g)	1.12%	1.11%	1.10%	1.10%		1.12%
Net investment income (loss)	0.44	%(g)	0.22%	0.23%	0.36%	0.50	%(b)	(0.01)%
Portfolio turnover rate	33%		70%	92%	74%	62%		58%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)

Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.02, total return would have been (0.53)% and the ratio of net investment income to average net assets would have been 0.07%.

(c)	Amount rounds to less than $0.01 per share.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  66

Financial Highlights (continued)

For a share outstanding throughout each period.

	Vaughan Nelson Value Opportunity Fund—Class A
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018	Year Ended December 31, 2017		Year Ended December 31, 2016	Year Ended December 31, 2015		Year Ended December 31, 2014
Net asset value, beginning of the period	$17.37		$22.65	$20.55		$20.04	$21.29		$20.63

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.02		0.09	0.17	(b)	0.07	0.03	(c)	(0.08)
Net realized and unrealized gain (loss)	3.44		(3.71)	2.48		1.05	(0.79)		2.31

Total from Investment Operations	3.46		(3.62)	2.65		1.12	(0.76)		2.23

LESS DISTRIBUTIONS FROM:
Net investment income	(0.00	)(d)	(0.15)	(0.18)		(0.05)	(0.02)		—
Net realized capital gains	—		(1.51)	(0.37)		(0.56)	(0.47)		(1.57)

Total Distributions	(0.00)		(1.66)	(0.55)		(0.61)	(0.49)		(1.57)

Net asset value, end of the period	$20.83		$17.37	$22.65		$20.55	$20.04		$21.29

Total return(e)	19.93	%(f)(g)	(16.10)%	12.93	%(b)	5.85%	(3.66	)%(c)	10.92%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$23,022		$43,769	$67,186		$87,536	$142,833		$73,237
Net expenses	1.29	%(h)(i)(j)	1.24%	1.22%		1.23%	1.23%		1.25%
Gross expenses	1.30	%(i)(j)	1.24%	1.22%		1.23%	1.23%		1.25%
Net investment income (loss)	0.18	%(i)	0.42%	0.77	%(b)	0.35%	0.16	%(c)	(0.37)%
Portfolio turnover rate	25%		44%	42%		57%	32%		58%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)

Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.09, total return would have been 12.53% and the ratio of net investment income to average net assets would have been 0.41%.

(c)

Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.01), total return would have been (3.94)% and the ratio of net investment loss to average net assets would have been (0.04)%.

(d)	Amount rounds to less than $0.01 per share.
(e)	A sales charge for Class A shares is not reflected in total return calculations.
(f)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(g)	Periods less than one year are not annualized.
(h)	The administrator agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(i)	Computed on an annualized basis for periods less than one year.
(j)	Includes interest expense of 0.03%. Without this expense the ratio of net expenses would have been 1.26% and the ratio of gross expenses would have been 1.27%.

See accompanying notes to financial statements.

67  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Vaughan Nelson Value Opportunity Fund—Class C
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018	Year Ended December 31, 2017		Year Ended December 31, 2016		Year Ended December 31, 2015		Year Ended December 31, 2014
Net asset value, beginning of the period	$16.43		$21.50	$19.51		$19.16		$20.51		$20.07

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.03)		(0.08)	0.00	(b)(c)	(0.07)		(0.13	)(d)	(0.23)
Net realized and unrealized gain (loss)	3.23		(3.48)	2.36		0.98		(0.75)		2.24

Total from Investment Operations	3.20		(3.56)	2.36		0.91		(0.88)		2.01

LESS DISTRIBUTIONS FROM:
Net investment income	(0.00	)(b)	—	—		(0.00	)(b)	—		—
Net realized capital gains	—		(1.51)	(0.37)		(0.56)		(0.47)		(1.57)

Total Distributions	(0.00)		(1.51)	(0.37)		(0.56)		(0.47)		(1.57)

Net asset value, end of the period	$19.63		$16.43	$21.50		$19.51		$19.16		$20.51

Total return(e)	19.49	%(f)	(16.71)%	12.11	%(c)	5.03%		(4.39	)%(d)	10.12%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$24,269		$23,967	$47,559		$68,923		$89,284		$35,894
Net expenses	2.03	%(g)(h)	1.98%	1.97%		1.98%		1.98%		2.00%
Gross expenses	2.03	%(g)(h)	1.98%	1.97%		1.98%		1.98%		2.00%
Net investment income (loss)	(0.36	)%(g)	(0.36)%	0.00	%(c)(i)	(0.38)%		(0.61	)%(d)	(1.10)%
Portfolio turnover rate	25%		44%	42%		57%		32%		58%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)

Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.07), total return would have been 11.70% and the ratio of net investment loss to average net assets would have been (0.35)%.

(d)

Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.16), total return would have been (4.68)% and the ratio of net investment loss to average net assets would have been (0.77)%.

(e)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(f)	Periods less than one year are not annualized.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Includes interest expense of 0.01%. Without this expense the ratio of net expenses would have been 2.02% and the ratio of gross expenses would have been 2.02%.
(i)	Amount rounds to less than 0.01%.

See accompanying notes to financial statements.

|  68

Financial Highlights (continued)

For a share outstanding throughout each period.

	Vaughan Nelson Value Opportunity Fund—Class N
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018	Year Ended December 31, 2017		Year Ended December 31, 2016	Year Ended December 31, 2015		Year Ended December 31, 2014
Net asset value, beginning of the period	$17.54		$22.87	$20.75		$20.26	$21.50		$20.76

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.07		0.17	0.25	(b)	0.16	0.11	(c)	(0.00	)(d)
Net realized and unrealized gain (loss)	3.46		(3.75)	2.51		1.04	(0.81)		2.31

Total from Investment Operations	3.53		(3.58)	2.76		1.20	(0.70)		2.31

LESS DISTRIBUTIONS FROM:
Net investment income	(0.00	)(d)	(0.24)	(0.27)		(0.15)	(0.07)		—
Net realized capital gains	—		(1.51)	(0.37)		(0.56)	(0.47)		(1.57)

Total Distributions	(0.00)		(1.75)	(0.64)		(0.71)	(0.54)		(1.57)

Net asset value, end of the period	$21.07		$17.54	$22.87		$20.75	$20.26		$21.50

Total return	20.14	%(e)	(15.78)%	13.31	%(b)	6.21%	(3.35	)%(c)	11.24%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$66,584		$70,902	$134,205		$148,365	$65,010		$12,024
Net expenses	0.93	%(f)(g)	0.88%	0.88%		0.88%	0.89%		0.91	%(h)
Gross expenses	0.93	%(f)(g)	0.88%	0.88%		0.88%	0.89%		0.91	%(h)
Net investment income (loss)	0.72	%(f)	0.76%	1.16	%(b)	0.78%	0.50	%(c)	(0.00	)%(i)
Portfolio turnover rate	25%		44%	42%		57%	32%		58%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)

Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.17, total return would have been 12.92% and the ratio of net investment income to average net assets would have been 0.76%.

(c)

Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.08, total return would have been (3.59)% and the ratio of net investment income to average net assets would have been 0.35%.

(d)	Amount rounds to less than $0.01 per share.
(e)	Periods less than one year are not annualized.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Includes interest expense of 0.02%. Without this expense the ratio of net expenses would have been 0.91% and the ratio of gross expenses would have been 0.91%.
(h)	Includes fee/expense recovery of less than 0.01%.
(i)	Amount rounds to less than 0.01%.

See accompanying notes to financial statements.

69  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Vaughan Nelson Value Opportunity Fund—Class Y
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018	Year Ended December 31, 2017		Year Ended December 31, 2016	Year Ended December 31, 2015		Year Ended December 31, 2014
Net asset value, beginning of the period	$17.57		$22.89	$20.77		$20.27	$21.52		$20.78

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.06		0.15	0.23	(b)	0.12	0.09	(c)	(0.02)
Net realized and unrealized gain (loss)	3.46		(3.75)	2.51		1.07	(0.82)		2.33

Total from Investment Operations	3.52		(3.60)	2.74		1.19	(0.73)		2.31

LESS DISTRIBUTIONS FROM:
Net investment income	(0.00	)(d)	(0.21)	(0.25)		(0.13)	(0.05)		—
Net realized capital gains	—		(1.51)	(0.37)		(0.56)	(0.47)		(1.57)

Total Distributions	(0.00)		(1.72)	(0.62)		(0.69)	(0.52)		(1.57)

Net asset value, end of the period	$21.09		$17.57	$22.89		$20.77	$20.27		$21.52

Total return	20.04	%(e)	(15.85)%	13.19	%(b)	6.14%	(3.47	)%(c)	11.23%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$290,383		$453,085	$774,304		$903,545	$1,133,634		$656,071
Net expenses	1.03	%(f)(g)	0.99%	0.97%		0.98%	0.98%		1.00%
Gross expenses	1.03	%(f)(g)	0.99%	0.97%		0.98%	0.98%		1.00%
Net investment income (loss)	0.59	%(f)	0.66%	1.04	%(b)	0.62%	0.39	%(c)	(0.10)%
Portfolio turnover rate	25%		44%	42%		57%	32%		58%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)

Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.15, total return would have been 12.80% and the ratio of net investment income to average net assets would have been 0.67%.

(c)

Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.05, total return would have been (3.70)% and the ratio of net investment income to average net assets would have been 0.20%.

(d)	Amount rounds to less than $0.01 per share.
(e)	Periods less than one year are not annualized.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Includes interest expense of 0.02%. Without this expense the ratio of net expenses would have been 1.01% and the ratio of gross expenses would have been 1.02%.

See accompanying notes to financial statements.

|  70

Notes to Financial Statements

June 30, 2019 (Unaudited)

1.  Organization.  Natixis Funds Trust I and Natixis Funds Trust II (the “Trusts” and each a “Trust”) are each organized as a Massachusetts business trust. Each Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trusts are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:

Natixis Funds Trust I:

Natixis Oakmark International Fund

Vaughan Nelson Small Cap Value Fund (the “Small Cap Value Fund”)

Natixis Funds Trust II:

Loomis Sayles Intermediate Municipal Bond Fund (formerly McDonnell Intermediate Municipal Bond Fund) (the “Intermediate Municipal Bond Fund”)

Natixis Oakmark Fund

Vaughan Nelson Value Opportunity Fund (the “Value Opportunity Fund”)

Each Fund is a diversified investment company.

Each Fund offers Class A shares, Class C shares and Class Y shares. Natixis Oakmark Fund, Natixis Oakmark International Fund, Small Cap Value Fund and Value Opportunity Fund also offer Class N shares.

Effective July 31, 2009, the Small Cap Value Fund was closed to new investors. The Fund, in its sole discretion, may permit an investor in another Vaughan Nelson-managed fund or product that follows the same investment strategy as the Fund to transfer assets from that fund or product into the Fund.

Class A shares are sold with a maximum front-end sales charge of 3.00% for Intermediate Municipal Bond Fund and 5.75% for Natixis Oakmark Fund, Natixis Oakmark International Fund, Small Cap Value Fund and Value Opportunity Fund. Class C shares do not pay a front-end sales charge, pay higher Rule 12b-1 fees than Class A shares for ten years (at which point they automatically convert to Class A shares) and may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% if those shares are redeemed within one year of acquisition, except for reinvested distributions. Class N and Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class N shares are offered with an initial minimum investment of $1,000,000. Class Y shares are offered with an initial minimum investment of $100,000. Certain categories of investors are exempted from the minimum investment amounts for Class N and Class Y as outlined in the relevant Fund’s prospectus.

Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each

71  |

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

of the funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV and Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”) and Natixis ETF Trust. Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to the class (such as the Rule 12b-1 fees applicable to Class A and Class C) and transfer agent fees for each Fund are borne collectively for Class A, Class C and Class Y and individually for Class N. In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of a Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

2.  Significant Accounting Policies.  The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds’ financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds’ financial statements.

a.  Valuation.   Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or sub-adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or sub-adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an

|  72

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Funds by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Funds may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by a Fund.

As of June 30, 2019, securities held by Natixis Oakmark International Fund were fair valued as follows:

Equity securities[1]	Percentage of Net Assets
$583,171,039	89.0%

[1]

Certain foreign equity securities were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of those securities.

b.  Investment Transactions and Related Investment Income.  Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income (including income reinvested) and foreign withholding tax,

73  |

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

if applicable, is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Dividends reinvested are reflected as non-cash dividends on the Statements of Operations. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Funds’ investments in real estate investment trusts (“REITs”) are reported to the Funds after the end of the fiscal year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported to the Funds after the end of the fiscal year. Estimates are based on the most recent REIT distribution information available. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

c.  Foreign Currency Translation.  The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statements of Operations. For federal income tax purposes, net realized foreign exchange gains or losses are characterized as ordinary income, and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.

The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities.

|  74

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

d.  Forward Foreign Currency Contracts.  Certain Funds may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized appreciation (depreciation) reflected in the Funds’ Statements of Assets and Liabilities. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency a Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts.

e.  Federal and Foreign Income Taxes.  The Trusts treat each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of June 30, 2019 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts eligible to be reclaimed. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or will be filed are reflected on the Statements of Assets and

75  |

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.

f.  Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as taxable over-distribution, capital gains taxes, deferred Trustees’ fees, distribution redesignations and foreign currency gains and losses. Permanent book and tax basis differences relating to shareholder distributions, net investment income and net realized gains will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, wash sales, forward foreign currency contract mark-to-market and return of capital distributions received. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended December 31, 2018 was as follows:

	2018 Distributions Paid From:
Fund	Ordinary Income	Tax Exempt Income	Long-Term Capital Gains	Total
Intermediate Municipal Bond Fund	$5,716	$662,720	$—	$668,436
Natixis Oakmark Fund	2,211,730	—	25,432,306	27,644,036
Natixis Oakmark International Fund	16,730,811	—	14,047,101	30,777,912
Small Cap Value Fund	6,205,741	—	27,906,818	34,112,559
Value Opportunity Fund	6,805,023	—	53,866,158	60,671,181

Distributions paid to shareholders from net investment income and net realized capital gains, based on accounting principles generally accepted in the United States of

|  76

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

America, are consolidated and reported on the Statements of Changes in Net Assets as Distributions to Shareholders. Distributions paid to shareholders from net investment income and net realized capital gains expressed in per-share amounts, based on accounting principles generally accepted in the United States of America, are separately stated and reported within the Financial Highlights.

As of December 31, 2018, capital loss carryforwards and late-year ordinary and post-October capital loss deferrals were as follows:

	Intermediate Municipal Bond Fund	Natixis Oakmark Fund	Natixis Oakmark International Fund	Small Cap Value Fund	Value Opportunity Fund
Capital loss carryforward:
Short-term:
No expiration date	$(684,217)	$—	$—	$—	$—

Late-year ordinary and post-October capital loss deferrals*	$—	$(3,155,958)	$(18,604,946)	$(1,651,386)	$(9,183,228)

*

Under current tax law, capital losses, foreign currency losses, and losses on passive foreign investment companies and contingent payment debt instruments after October 31 or December 31, as applicable, may be deferred and treated as occurring on the first day of the following taxable year. Natixis Oakmark International Fund is deferring foreign currency losses. Natixis Oakmark Fund, Small Cap Value Fund and Value Opportunity Fund are deferring capital losses.

As of June 30, 2019, the tax cost of investments (including derivatives, if applicable) and unrealized appreciation (depreciation) on a federal tax basis were as follows:

	Intermediate Municipal Bond Fund	Natixis Oakmark Fund	Natixis Oakmark International Fund	Small Cap Value Fund	Value Opportunity Fund
Federal tax cost	$18,478,982	$272,822,070	$758,324,949	$114,662,724	$346,776,442

Gross tax appreciation	$1,161,763	$60,144,747	$23,085,595	$15,847,169	$67,591,152
Gross tax depreciation	—	(24,951,503)	(128,664,620)	(5,855,597)	(9,872,036)

Net tax appreciation (depreciation)	$1,161,763	$35,193,244	$(105,579,025)	$9,991,572	$57,719,116

77  |

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.

g.  Repurchase Agreements.  Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of June 30, 2019, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.

h.  Securities Lending.  Certain Funds have entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Funds, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value (including accrued interest) of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value (including accrued interest) of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value (including accrued interest) of loaned securities for non-U.S. equities; and at least 100% of the market value (including accrued interest) of loaned securities for U.S. Government securities, sovereign debt issued by non-U.S. Governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Funds may bear the risk of loss with respect to the investment of the collateral. The Funds invest cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Funds and State Street Bank as lending agent.

For the six months ended June 30, 2019, none of the Funds had loaned securities under this agreement.

i.  Indemnifications.  Under the Trusts’ organizational documents, their officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve

|  78

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

3.  Fair Value Measurements.  In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2019, at value:

Intermediate Municipal Bond Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes(a)	$—	$18,805,845	$—	$18,805,845
Exchange-Traded Funds	834,900	—	—	834,900

Total	$834,900	$18,805,845	$—	$19,640,745

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended June 30, 2019, there were no transfers among Levels 1, 2 and 3.

79  |

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

Natixis Oakmark Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$294,028,728	$—	$—	$294,028,728
Short-Term Investments	—	13,986,586	—	13,986,586

Total	$294,028,728	$13,986,586	$—	$308,015,314

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended June 30, 2019, there were no transfers among Levels 1, 2 and 3.

Natixis Oakmark International Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$15,749,349	$—	$15,749,349
France	—	78,357,992	—	78,357,992
Germany	—	112,933,957	—	112,933,957
India	—	1,897,889	—	1,897,889
Indonesia	—	6,383,991	—	6,383,991
Italy	—	23,936,943	—	23,936,943
Japan	—	29,841,156	—	29,841,156
Korea	—	22,845,957	—	22,845,957
Netherlands	—	27,431,922	—	27,431,922
South Africa	—	12,716,100	—	12,716,100
Sweden	—	42,069,195	—	42,069,195
Switzerland	—	73,904,048	—	73,904,048
Taiwan	—	6,944,726	—	6,944,726
United Kingdom	14,042,859	119,689,774	—	133,732,633
United States	4,535,093	8,468,040	—	13,003,133
All Other Common Stocks(a)	38,522,827	—	—	38,522,827

Total Common Stocks	57,100,779	583,171,039	—	640,271,818

Short-Term Investments	—	12,586,683	—	12,586,683

Total	$57,100,779	$595,757,722	$—	$652,858,501

|  80

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

Natixis Oakmark International Fund (continued)

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(112,577)	$—	$(112,577)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended June 30, 2019, there were no transfers among Levels 1, 2 and 3.

Small Cap Value Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$118,182,342	$—	$—	$118,182,342
Exchange-Traded Funds	5,012,800	—	—	5,012,800
Closed-End Investment Companies	540,431	—	—	540,431
Short-Term Investments	—	918,723	—	918,723

Total	$123,735,573	$918,723	$—	$124,654,296

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended June 30, 2019, there were no transfers among Levels 1, 2 and 3.

Value Opportunity Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$382,539,293	$—	$—	$382,539,293
Short-Term Investments	—	21,956,265	—	21,956,265

Total	$382,539,293	$21,956,265	$—	$404,495,558

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended June 30, 2019, there were no transfers among Levels 1, 2 and 3.

81  |

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

4.  Derivatives.  Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that Natixis Oakmark International Fund used during the period include forward foreign currency contracts.

The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. During the six months ended June 30, 2019, the Fund engaged in forward foreign currency transactions for hedging purposes.

The following is a summary of derivative instruments for Natixis Oakmark International Fund as of June 30, 2019, as reflected within the Statements of Assets and Liabilities:

Liabilities	Unrealized depreciation on forward foreign currency contracts
Over-the-counter asset derivatives
Foreign exchange contracts	$(112,577)

Transactions in derivative instruments for Natixis Oakmark International Fund during the six months ended June 30, 2019, as reflected within the Statements of Operations were as follows:

Net Realized Gain (Loss) on:	Forward foreign currency contracts
Foreign exchange contracts	$810,835

Net Change in Unrealized Appreciation (Depreciation) on:	Forward foreign currency contracts
Foreign exchange contracts	$(603,777)

As the Fund values its derivatives at fair value and recognizes changes in fair value through the Statements of Operations, it does not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these disclosures.

The volume of forward foreign currency contract activity, as a percentage of net assets, for Natixis Oakmark International Fund, based on gross month-end notional

|  82

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

amounts outstanding during the period, including long and short positions at absolute value, was as follows for the six months ended June 30, 2019:

Natixis Oakmark International Fund	Forwards
Average Notional Amount Outstanding	3.39%
Highest Notional Amount Outstanding	4.16%
Lowest Notional Amount Outstanding	1.02%
Notional Amount Outstanding as of June 30, 2019	1.02%

Notional amounts outstanding at the end of the prior period are included in the average notional amount outstanding.

Unrealized gain and/or loss on open forwards is recorded in the Statements of Assets and Liabilities. The aggregate notional values of forward contracts are not recorded in the Statements of Assets and Liabilities, and therefore are not included in the Fund’s net assets.

The Fund enters into over-the-counter derivatives, including forward foreign currency contracts, pursuant to an International Swaps and Derivatives Association, Inc. (“ISDA”) agreement between the Fund and its counterparty. ISDA agreements typically contain master netting provisions in the event of a default or other termination event. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts to one net amount payable by either the Fund or the counterparty. For financial reporting purposes, the Fund does not offset derivative assets and liabilities on the Statements of Assets and Liabilities.

As of June 30, 2019, gross amounts of derivative assets and liabilities not offset in the Statement of Assets and Liabilities and the related net amounts after taking into account master netting arrangements, by counterparty, are as follows:

Natixis Oakmark International Fund

Counterparty	Gross Amounts of Liabilities	Offset Amount	Net Amount
State Street Bank and Trust Company	$(112,577)	$—	$(112,577)

Counterparty risk is managed based on policies and procedures established by each Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements and monitoring of counterparty credit default swap spreads. Based on balances reflected on the Fund’s Statement of Assets and Liabilities, the following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties to the relevant financial instruments failed completely to perform according to

83  |

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

the terms of the contracts and ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of June 30, 2019:

Fund	Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
Natixis Oakmark International Fund	$—	$—

5.  Purchases and Sales of Securities.  For the six months ended June 30, 2019, purchases and sales of securities (excluding short-term investments and U.S. Government/Agency securities and including paydowns) were as follows:

Fund	Purchases	Sales
Intermediate Municipal Bond Fund	$845,780	$2,656,431
Natixis Oakmark Fund	34,084,192	41,419,149
Natixis Oakmark International Fund	98,539,343	221,348,751
Small Cap Value Fund	42,675,538	67,662,115
Value Opportunity Fund	113,552,239	401,726,159

6.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees.  Natixis Advisors, L.P. (“Natixis Advisors”) serves as investment adviser to each Fund. Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:

	Percentage of Average Daily Net Assets
Fund	First $200 million	Next $300 million	Next $500 million	Next $500 million	Next $500 million	Over $2 billion
Intermediate Municipal Bond Fund	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%
Natixis Oakmark Fund	0.70%	0.65%	0.60%	0.60%	0.60%	0.60%
Natixis Oakmark International Fund	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
Small Cap Value Fund	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Value Opportunity Fund	0.80%	0.80%	0.80%	0.80%	0.75%	0.75%

|  84

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

Effective July 1, 2019, Natixis Oakmark International Fund pays a management fee at the annual rates of 0.85% of the first $150 million, 0.75% of the next $850 million and 0.70% in excess of $1 billion of the Fund’s average daily net assets, calculated daily and payable monthly.

Natixis Advisors has entered into subadvisory agreements for each Fund as listed below.

Intermediate Municipal Bond Fund	Loomis, Sayles & Company, L.P. (“Loomis Sayles”)
Natixis Oakmark Fund	Harris Associates L.P. (“Harris”)
Natixis Oakmark International Fund	Harris
Small Cap Value Fund	Vaughan Nelson Investment Management, L.P. (“Vaughan Nelson”)
Value Opportunity Fund	Vaughan Nelson

Natixis Advisors, Harris and Vaughan Nelson are subsidiaries of Natixis Investment Managers, L.P. (“Natixis”), which is part of Natixis Investment Managers, an international asset management group based in Paris, France. Loomis Sayles is a limited partnership whose sole general partner, Loomis, Sayles & Company, Inc. is indirectly owned by Natixis.

Under the terms of the subadvisory agreements, each Fund has agreed to pay its respective subadviser a subadvisory fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:

		Percentage of Average Daily Net Assets
Fund	Subadviser	First $200 million	Next $1.3 billion	Over $1.5 billion
Intermediate Municipal Bond Fund	Loomis Sayles	0.20%	0.20%	0.20%
Natixis Oakmark Fund	Harris	0.52%	0.50%	0.50%
Natixis Oakmark International Fund	Harris	0.60%	0.60%	0.60%
Small Cap Value Fund	Vaughan Nelson	0.55%	0.55%	0.55%
Value Opportunity Fund	Vaughan Nelson	0.50%	0.50%	0.47%

Prior to June 30, 2019, McDonnell Investment Management, LLC (“McDonnell”), which was owned by Loomis, Sayles & Company, Inc, was the sub-adviser to the Intermediate Municipal Bond Fund and was paid a subadvisory fee at the same rates.

85  |

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

Effective July 1, 2019, Natixis Oakmark International Fund has agreed to pay its subadviser a subadvisory fee at the following annual rates, calculated daily and payable monthly, based on the Fund’s average daily net assets:

		Percentage of Average Daily Net Assets
Fund	Subadviser	First $150 million	Next $850 million	Over $1 billion
Natixis Oakmark International Fund	Harris	0.60%	0.50%	0.45%

Natixis Advisors has given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, substitute dividend expenses on securities sold short, taxes, organizational and extraordinary expenses, such as litigation and indemnification expenses. These undertakings are in effect until April 30, 2020, may be terminated before then only with the consent of the Funds’ Board of Trustees, and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.

For the six months ended June 30, 2019 the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class N	Class Y
Intermediate Municipal Bond Fund	0.70%	1.45%	—	0.45%
Natixis Oakmark Fund	1.30%	2.05%	1.00%	1.05%
Natixis Oakmark International Fund	1.45%	2.20%	1.15%	1.20%
Small Cap Value Fund	1.45%	2.20%	1.15%	1.20%
Value Opportunity Fund	1.40%	2.15%	1.10%	1.15%

Effective July 1, 2019, the expense limits as a percentage of average daily net assets under the expense limitation agreements for Natixis Oakmark International Fund, Small Cap Value Fund and Value Opportunity Fund are as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class N	Class Y
Natixis Oakmark International Fund	1.37%	2.12%	1.07%	1.12%
Small Cap Value Fund	1.34%	2.09%	1.04%	1.09%
Value Opportunity Fund	1.20%	1.95%	0.90%	0.95%

|  86

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

These new undertakings are in effect until April 30, 2021, may be terminated before then only with the consent of the Funds’ Board of Trustees, and will be reevaluated on an annual basis.

Natixis Advisors shall be permitted to recover expenses borne under the expense limitation agreements (whether through waiver of management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below a class’ expense limits, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

For the six months ended June 30, 2019, the management fees and waivers of management fees for each Fund were as follows:

Fund	Gross Management Fees	Contractual Waivers of Management Fees[1]	Net Management Fees	Percentage of Average Daily Net Assets
				Gross	Net
Intermediate Municipal Bond Fund	$41,571	$41,571	$—	0.40%	—%
Natixis Oakmark Fund	1,039,863	—	1,039,863	0.68%	0.68%
Natixis Oakmark International Fund	2,943,166	—	2,943,166	0.85%	0.85%
Small Cap Value Fund	601,258	6,499	594,759	0.90%	0.89%
Value Opportunity Fund	1,810,743	—	1,810,743	0.80%	0.80%

[1]	Management fee waivers are subject to possible recovery until December 31, 2020.

For the six months ended June 30, 2019, expenses have been reimbursed as follows:

Fund	Reimbursement
Intermediate Municipal Bond Fund	$90,898

No expenses were recovered during the six months ended June 30, 2019 under the terms of the expense limitation agreement.

b.  Service and Distribution Fees.  Natixis Distribution, L.P. (“Natixis Distribution”), which is a wholly-owned subsidiary of Natixis, has entered into a distribution agreement with the Trusts. Pursuant to this agreement, Natixis Distribution serves as principal underwriter of the Funds of the Trusts.

Pursuant to Rule 12b-1 under the 1940 Act, the Trusts have adopted a Service Plan relating to each Fund’s Class A shares (the “Class A Plans”) and a Distribution and Service Plan relating to each Fund’s Class C shares (the “Class C Plans”).

Under the Class A Plans, each Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the

87  |

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

Funds’ Class A shares, as reimbursement for expenses incurred by Natixis Distribution in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.

Under the Class C Plans, each Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Funds’ Class C shares, as compensation for services provided by Natixis Distribution in providing personal services to investors in Class C shares and/or the maintenance of shareholder accounts.

Also under the Class C Plans, each Fund pays Natixis Distribution a monthly distribution fee at an annual rate of 0.75% of the average daily net assets attributable to the Funds’ Class C shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Class C shares.

For the six months ended June 30, 2019, the service and distribution fees for each Fund were as follows:

	Service Fees		Distribution Fees
Fund	Class A	Class C	Class C
Intermediate Municipal Bond Fund	$7,847	$1,911	$5,732
Natixis Oakmark Fund	224,806	73,009	219,028
Natixis Oakmark International Fund	318,081	271,346	814,037
Small Cap Value Fund	89,434	3,816	11,447
Value Opportunity Fund	36,069	31,073	93,219

c.  Administrative Fees.  Natixis Advisors provides certain administrative services for the Funds and contracts with State Street Bank to serve as sub-administrator. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts, Natixis ETF Trust and Natixis Advisors, each Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next $30 billion and 0.0225% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust of $10 million, which is reevaluated on an annual basis.

Effective October 1, 2018, State Street Bank agreed to reduce the fees it receives from Natixis Advisors for serving as sub-administrator to the Funds. Also, effective October 1, 2018, Natixis Advisors agreed to voluntarily waive fees paid by the Funds in an amount equal to the reduction in sub-administrative fees discussed above. The waiver is in effect through June 30, 2019.

|  88

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

For the six months ended June 30, 2019, the administrative fees for each Fund were as follows:

Fund	Administrative Fees	Waiver of Administrative Fees	Net Administrative Fees
Intermediate Municipal Bond Fund	$4,618	$110	$4,508
Natixis Oakmark Fund	67,668	1,608	66,060
Natixis Oakmark International Fund	153,825	3,659	150,166
Small Cap Value Fund	29,679	706	28,973
Value Opportunity Fund	100,595	2,398	98,197

Effective July 1, 2019, each Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0540% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next $30 billion and 0.0225% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust of $10 million, which is reevaluated on an annual basis.

d.  Sub-Transfer Agent Fees.  Natixis Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse Natixis Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to Natixis Distribution are subject to a current per-account equivalent fee limit approved by the Funds’ Board of Trustees, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers. Class N shares do not bear such expenses.

89  |

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

For the six months ended June 30, 2019, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for each Fund were as follows:

Fund	Sub-Transfer Agent Fees
Intermediate Municipal Bond Fund	$2,175
Natixis Oakmark Fund	67,827
Natixis Oakmark International Fund	316,963
Small Cap Value Fund	46,463
Value Opportunity Fund	174,889

As of June 30, 2019, the Funds owe Natixis Distribution the following reimbursements for sub-transfer agent fees (which are reflected in the Statements of Assets and Liabilities as payable to distributor):

Fund	Reimbursements of Sub-Transfer Agent Fees
Intermediate Municipal Bond Fund	$55
Natixis Oakmark Fund	1,710
Natixis Oakmark International Fund	8,366
Small Cap Value Fund	1,183
Value Opportunity Fund	4,329

Sub-transfer agent fees attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.

e.  Commissions.  Commissions (including CDSCs) on Fund shares retained by Natixis Distribution during the six months ended June 30, 2019, were as follows:

Fund	Commissions
Intermediate Municipal Bond Fund	$178
Natixis Oakmark Fund	29,996
Natixis Oakmark International Fund	45,056
Small Cap Value Fund	587
Value Opportunity Fund	1,277

f.  Trustees Fees and Expenses.  The Trusts do not pay any compensation directly to their officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $360,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the

|  90

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

aggregate, a retainer fee at the annual rate of $190,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the chairperson of the Contract Review Committee and the chairperson of the Audit Committee each receive an additional retainer fee at the annual rate of $20,000. The chairperson of the Governance Committee receives an additional retainer fee at the annual rate of $15,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Funds until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.

Certain officers and employees of Natixis Advisors and affiliates are also officers and/or Trustees of the Trusts.

g.  Affiliated Ownership.  As of June 30, 2019, Natixis and affiliates held shares of Natixis Oakmark Fund and Small Cap Value Fund representing less than 0.01% of each Funds’ net assets and Intermediate Municipal Bond Fund representing 2.01% of the Fund’s net assets. Investment activities of affiliated shareholders could have material impacts on the Funds.

h.  Reimbursement of Transfer Agent Fees and Expenses.  Natixis Advisors has given a binding contractual undertaking to Natixis Oakmark Fund, Natixis Oakmark International Fund and Small Cap Value Fund to reimburse any and all transfer agency expenses for the Funds’ Class N shares. This undertaking is in effect through April 30, 2020 and is not subject to recovery under the expense limitation agreement described above.

91  |

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

For the six months ended June 30, 2019, Natixis Advisors reimbursed the Funds for transfer agency expenses as follows:

Reimbursement of Transfer Agency Expenses
Fund	Class N
Natixis Oakmark Fund	$76
Natixis Oakmark International Fund	106
Small Cap Value Fund	72

7.  Class-Specific Transfer Agent Fees and Expenses.  Transfer agent fees and expenses for Natixis Oakmark Fund, Natixis Oakmark International Fund, Small Cap Value Fund and Value Opportunity Fund attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.

Intermediate Municipal Bond Fund allocates transfer agent fees and expenses on a pro rata basis based on the relative net assets of each class to the total net assets of those classes.

For the six months ended June 30, 2019, Natixis Oakmark Fund, Natixis Oakmark International Fund, Small Cap Value Fund and Value Opportunity Fund incurred the following class-specific transfer agent fees and expenses (including sub-transfer agent fees, where applicable):

	Transfer Agent Fees and Expenses
Fund	Class A	Class C	Class N	Class Y
Natixis Oakmark Fund	$78,330	$25,442	$76	$28,768
Natixis Oakmark International Fund	128,205	108,859	106	110,255
Small Cap Value Fund	41,068	1,755	72	33,971
Value Opportunity Fund	15,810	12,902	220	172,367

8.  Line of Credit.  Each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, entered into a $400,000,000 committed unsecured line of credit provided by State Street Bank. Any one Fund may borrow up to $350,000,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $400,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit. The Funds paid an

|  92

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

arrangement fee, an upfront fee, and certain other legal fees in connection with the line of credit agreement, which are being amortized over a period of 364 days and are reflected as legal fees and/or miscellaneous expenses on the Statements of Operations. The unamortized balance is reflected as prepaid expenses on the Statements of Assets and Liabilities.

For the six months ended June 30, 2019, Value Opportunity Fund had an average daily balance on the line of credit (for those days on which there were borrowings) of $108,471,250 at a weighted average interest rate of 3.51%. Interest expense incurred was $42,294.

9.  Interest Expense.  The Funds may incur interest expense on cash overdrafts at the custodian or from use of the line of credit. Interest expense incurred for the six months ended June 30, 2019 is reflected on the Statement of Operations.

10.  Concentration of Risk.  The Natixis Oakmark International Fund’s investments in foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

11.  Concentration of Ownership.  From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Funds. As of June 30, 2019, based on management’s evaluation of the shareholder account base, the Funds had accounts representing controlling ownership of more than 5% of the Funds’ total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:

Fund	Number of 5% Account Holders	Percentage of Ownership
Intermediate Municipal Bond Fund	4	34.55%
Value Opportunity Fund	1	17.47%

Omnibus shareholder accounts for which Natixis Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Funds do not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.

93  |

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

12.  Capital Shares.  Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Six Months Ended June 30, 2019		Year Ended December 31, 2018
Intermediate Municipal Bond Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	109,907	$1,116,143	275,455	$2,764,015
Issued in connection with the reinvestment of distributions	6,087	61,928	12,617	125,269
Redeemed	(51,876)	(526,677)	(274,616)	(2,717,698)

Net change	64,118	$651,394	13,456	$171,586

Class C
Issued from the sale of shares	17,912	$183,711	10,557	$105,987
Issued in connection with the reinvestment of distributions	514	5,230	1,243	12,351
Redeemed	(40,282)	(407,933)	(79,290)	(790,619)

Net change	(21,856)	$(218,992)	(67,490)	$(672,281)

Class Y
Issued from the sale of shares	62,409	$633,467	422,343	$4,210,756
Issued in connection with the reinvestment of distributions	8,263	84,122	14,182	141,017
Redeemed	(378,184)	(3,834,897)	(1,826,504)	(18,225,145)

Net change	(307,512)	$(3,117,308)	(1,389,979)	$(13,873,372)

Decrease from capital share transactions	(265,250)	$(2,684,906)	(1,444,013)	$(14,374,067)

|  94

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

12.  Capital Shares (continued).

	Six Months Ended June 30, 2019		Year Ended December 31, 2018
Natixis Oakmark Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	203,406	$4,390,768	1,710,227	$42,259,538
Issued in connection with the reinvestment of distributions	368,563	7,968,348	759,153	15,279,946
Redeemed	(612,822)	(13,142,247)	(2,242,255)	(53,142,329)

Net change	(40,853)	$(783,131)	227,125	$4,397,155

Class C
Issued from the sale of shares	301,651	$5,541,988	1,327,534	$27,139,192
Issued in connection with the reinvestment of distributions	148,285	2,718,062	277,335	4,799,814
Redeemed	(524,770)	(9,571,242)	(1,273,226)	(26,235,921)

Net change	(74,834)	$(1,311,192)	331,643	$5,703,085

Class N
Issued from the sale of shares	—	$—	386	$10,194
Issued in connection with the reinvestment of distributions	21	492	38	783

Net change	21	$492	424	$10,977

Class Y
Issued from the sale of shares	882,451	$20,258,361	2,241,985	$58,092,396
Issued in connection with the reinvestment of distributions	113,410	2,588,016	190,395	4,001,696
Redeemed	(611,675)	(13,886,795)	(1,730,567)	(42,663,771)

Net change	384,186	$8,959,582	701,813	$19,430,321

Increase from capital share transactions	268,520	$6,865,751	1,261,005	$29,541,538

95  |

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

12.  Capital Shares (continued).

	Six Months Ended June 30, 2019		Year Ended December 31, 2018
Natixis Oakmark International Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	1,864,854	$23,048,746	8,614,434	$129,879,929
Issued in connection with the reinvestment of distributions	—	—	995,963	10,965,551
Redeemed	(6,250,666)	(77,024,582)	(25,557,109)	(364,431,088)

Net change	(4,385,812)	$(53,975,836)	(15,946,712)	$(223,585,608)

Class C
Issued from the sale of shares	836,053	$10,140,860	4,347,532	$64,671,210
Issued in connection with the reinvestment of distributions	—	—	567,617	6,152,971
Redeemed	(3,394,153)	(41,351,489)	(9,503,667)	(126,163,655)

Net change	(2,558,100)	$(31,210,629)	(4,588,518)	$(55,339,474)

Class N
Issued from the sale of shares	3,178	$39,783	92,040	$1,342,548
Issued in connection with the reinvestment of distributions	—	—	3,315	36,370
Redeemed	(41,916)	(523,125)	(28,097)	(387,970)

Net change	(38,738)	$(483,342)	67,258	$990,948

Class Y
Issued from the sale of shares	2,538,866	$31,329,114	18,731,471	$276,949,870
Issued in connection with the reinvestment of distributions	—	—	965,209	10,588,341
Redeemed	(4,888,962)	(60,519,882)	(11,681,703)	(157,478,079)

Net change	(2,350,096)	$(29,190,768)	8,014,977	$130,060,132

Decrease from capital share transactions	(9,332,746)	$(114,860,575)	(12,452,995)	$(147,874,002)

|  96

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

12.  Capital Shares (continued).

	Six Months Ended June 30, 2019		Year Ended December 31, 2018
Small Cap Value Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	182,740	$2,629,439	712,683	$12,873,039
Issued in connection with the reinvestment of distributions	3,541	52,222	1,087,949	14,101,401
Redeemed	(732,796)	(10,486,719)	(1,494,118)	(27,125,775)

Net change	(546,515)	$(7,805,058)	306,514	$(151,335)

Class C
Issued from the sale of shares	9,046	$64,711	67,032	$586,716
Issued in connection with the reinvestment of distributions	481	3,624	201,322	1,524,443
Redeemed	(258,287)	(1,894,914)	(1,075,636)	(12,147,004)

Net change	(248,760)	$(1,826,579)	(807,282)	$(10,035,845)

Class N
Issued from the sale of shares	—	$—	—	$—
Issued in connection with the reinvestment of distributions	— (a)	1	15	200

Net change	—	$1	15	$200

Class Y
Issued from the sale of shares	173,759	$2,571,666	441,361	$8,044,129
Issued in connection with the reinvestment of distributions	2,781	42,942	1,132,316	15,826,362
Redeemed	(1,271,362)	(19,080,550)	(6,233,772)	(112,747,613)

Net change	(1,094,822)	$(16,465,942)	(4,660,095)	$(88,877,122)

Decrease from capital share transactions	(1,890,097)	$(26,097,578)	(5,160,848)	$(99,064,102)

(a)	Amount rounds to less than one share.

97  |

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

12.  Capital Shares (continued).

	Six Months Ended June 30, 2019		Year Ended December 31, 2018
Value Opportunity Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	228,770	$4,129,655	495,715	$10,630,321
Issued in connection with the reinvestment of distributions	94	1,895	171,431	3,074,190
Redeemed	(1,642,973)	(31,832,503)	(1,114,049)	(23,838,889)

Net change	(1,414,109)	$(27,700,953)	(446,903)	$(10,134,378)

Class C
Issued from the sale of shares	22,450	$417,992	74,034	$1,500,519
Issued in connection with the reinvestment of distributions	103	1,967	121,282	2,078,925
Redeemed	(244,920)	(4,583,054)	(948,504)	(19,327,431)

Net change	(222,367)	$(4,163,095)	(753,188)	$(15,747,987)

Class N
Issued from the sale of shares	196,980	$3,950,336	1,690,373	$38,824,913
Issued in connection with the reinvestment of distributions	310	6,349	369,511	6,683,144
Redeemed	(1,079,794)	(21,980,922)	(3,884,820)	(89,963,901)

Net change	(882,504)	$(18,024,237)	(1,824,936)	$(44,455,844)

Class Y
Issued from the sale of shares	1,017,203	$20,066,952	7,576,178	$168,906,227
Issued in connection with the reinvestment of distributions	1,163	23,799	2,423,432	44,084,799
Redeemed	(13,043,795)	(251,263,624)	(18,028,194)	(386,667,770)

Net change	(12,025,429)	$(231,172,873)	(8,028,584)	$(173,676,744)

Decrease from capital share transactions	(14,544,409)	$(281,061,158)	(11,053,611)	$(244,014,953)

|  98

Special Meeting of Shareholders. (Unaudited)

A special meeting of shareholders of the Intermediate Municipal Bond Fund was held on June 19, 2019 to approve a new subadvisory agreement between Natixis Funds Trust II on behalf of the Fund, Natixis Advisors and Loomis Sayles. The proposal was approved by shareholders of the Fund. The results of the shareholder vote were as follows:

Loomis Sayles Intermediate Municipal Bond Fund

Voted “FOR”	Withheld
1,289,184.986	3,931.000

This page not part of shareholder report

NATIXIS FUNDS

LOOMIS SAYLES FUNDS

Supplement dated February 12, 2019 to the Loomis Sayles Funds Statutory Prospectus, dated February 1, 2019, the Natixis Funds Statutory Prospectus dated February 1, 2019, April 1, 2018, May 1, 2018, June 1, 2018 and December 28, 2018, as may be revised or supplemented from time to time, for the following funds:

AEW Real Estate Fund	Mirova International Sustainable Equity Fund
ASG Global Alternatives Fund	Natixis Oakmark Fund
ASG Managed Futures Strategy Fund	Natixis Oakmark International Fund
Gateway Fund	Natixis Sustainable Future 2015 FundSM
Gateway Equity Call Premium Fund	Natixis Sustainable Future 2020 FundSM
Loomis Sayles Global Allocation Fund	Natixis Sustainable Future 2025 FundSM
Loomis Sayles Global Growth Fund	Natixis Sustainable Future 2030 FundSM
Loomis Sayles Growth Fund	Natixis Sustainable Future 2035 FundSM
Loomis Sayles High Income Fund	Natixis Sustainable Future 2040 FundSM
Loomis Sayles Intermediate Duration Bond Fund	Natixis Sustainable Future 2045 FundSM
Loomis Sayles Investment Grade Bond Fund	Natixis Sustainable Future 2050 FundSM
Loomis Sayles Limited Term Government and Agency Fund	Natixis Sustainable Future 2055 FundSM
Loomis Sayles Multi-Asset Income Fund	Natixis Sustainable Future 2060 FundSM
Loomis Sayles Senior Floating Rate and Fixed Income Fund	Natixis U.S. Equity Opportunities Fund
Loomis Sayles Strategic Alpha Fund	Vaughan Nelson Select Fund
Loomis Sayles Strategic Income Fund	Vaughan Nelson Small Cap Value Fund
Mirova Global Green Bond Fund	Vaughan Nelson Value Opportunity Fund
Mirova Global Sustainable Equity Fund

Effective immediately, the information under the sub-section “Class N Shares” in the section “Purchase and Sale of Fund Shares” of the Fund Summary for each Fund is hereby amended and restated as follows:

Class N shares of the Fund are subject to a $1,000,000 initial investment minimum. There is no initial investment minimum for Certain Retirement Plans and funds of funds that are distributed by Natixis Distribution, L.P. (the “Distributor”). Sub accounts held

This page not part of shareholder report

within an omnibus account, where the omnibus account has at least $1,000,000, are not required to meet the investment minimum. There is no subsequent investment minimum for these shares. In its sole discretion, the Distributor may waive the investment minimum requirement for accounts as to which the Distributor reasonably believes will have enough assets to exceed the investment minimum requirement within a relatively short period of time following the establishment date of such accounts in Class N. If, after two years, an account’s value does not exceed the investment minimum requirement, the Distributor and the Fund reserve the right to redeem such account.

This page not part of shareholder report

Loomis Sayles Multi-Asset Income Fund

Mirova Global Sustainable Equity Fund

Natixis Oakmark Fund

Natixis Oakmark International Fund

Natixis U.S. Equity Opportunities Fund

(each a “Fund”)

Supplement dated May 23, 2019 to the Natixis Funds Prospectus and Summary Prospectuses, each dated May 1, 2019, as may be revised and supplemented from time to time.

Effective immediately, the text of the last footnote to the “Annual Fund Operating Expenses” table in the “Fund Fees & Expenses” sub-section of the Fund Summary section of each Fund’s prospectus is hereby amended and restated as follows:

Natixis Advisors, L.P. (“Natixis Advisors”) has given a binding contractual undertaking to the Fund to reimburse any and all transfer agency expenses for Class N shares. This undertaking is in effect through April 30, 2020 and may be terminated before then only with the consent of the Fund’s Board of Trustees.

This page not part of shareholder report

MCDONNELL INTERMEDIATE MUNICIPAL BOND FUND

Supplement dated June 21, 2019 to the Prospectus, Summary Prospectus and Statement of Additional Information of the McDonnell Intermediate Municipal Bond Fund (the “Fund”), each dated May 1, 2019, as may be revised and supplemented from time to time.

On June 19, 2019, the Shareholders of the Fund approved a new sub-advisory agreement with Loomis, Sayles & Company, L.P. (“Loomis Sayles”).

Effective June 30, 2019, Loomis Sayles is the new Sub-Adviser to the Fund. Therefore, all references to McDonnell Investment Management, LLC (“McDonnell”) are hereby replaced with Loomis Sayles.

Additionally, effective June 30, 2019, the Fund’s name is changed to Loomis Sayles Intermediate Municipal Bond Fund.

The Fund’s principal investment strategies, portfolio managers and advisory fee rate will remain the same.

This page not part of shareholder report

NATIXIS FUNDS

Supplement dated June 28, 2019 to the Natixis Funds Prospectuses and Summary Prospectuses, each dated May 1, 2019, as may be revised or supplemented from time to time, for the following funds:

NATIXIS OAKMARK INTERNATIONAL FUND

(the “Fund”)

Effective July 1, 2019, the Fund’s Board of Trustees approved a proposal to revise the advisory fee rate from 0.85% on all assets to 0.85% on the first $150 million in assets, 0.75% on the next $850 million in assets and 0.70% on assets thereafter. Additionally, the Fund’s Board of Trustees approved a proposal to revise the sub-advisory fee rate from 0.60% on all assets to 0.60% on the first $150 million in assets, 0.50% on the next $850 million in assets and 0.45% on assets thereafter. In addition, effective July 1, 2019, Natixis Advisors, L.P. has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.37%, 2.12%, 1.07%, 1.37% and 1.12% of the Fund’s average daily net assets for Class A, C, N, T and Y shares, respectively, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, substitute dividend expenses on securities sold short, taxes, and organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2021.

Accordingly, the Annual Fund Operating Expenses table and the Example table within the section “Fund Fees & Expenses” are amended and restated as follows with respect to the Fund:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class N	Class T	Class Y
Management fees[1]	0.76%	0.76%	0.76%	0.76%	0.76%
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.00%	0.25%	0.00%
Other expenses[2]	0.20%	0.21%	0.16%	0.20%[3]	0.21%
Total annual fund operating expenses	1.21%	1.97%	0.92%	1.21%	0.97%
Fee waiver and/or expense reimbursement[4,5]	0.00%	0.00%	0.03%	0.00%	0.00%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.21%	1.97%	0.89%	1.21%	0.97%

1	The Fund’s operating expenses have been restated to reflect a reduction in management fees, effective July 1, 2019.

This page not part of shareholder report

2	Other expenses have been restated to reflect current custodian fees for the Fund effective October 1, 2018.

3	Other expenses are estimated for the current fiscal year.

4

The Fund’s investment adviser has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.37%, 2.12%, 1.07%, 1.37% and 1.12% of the Fund’s average daily net assets for Class A, C, N, T and Y shares, respectively, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, substitute dividend expenses on securities sold short, taxes, and organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2021 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Fund’s investment adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitations for Class A, C, N, T and Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

5

Natixis Advisors, L.P. (“Natixis Advisors”) has given a binding contractual undertaking to the Fund to reimburse any and all transfer agency expenses for Class N shares. This undertaking is in effect through April 30, 2020 and may be terminated before then only with the consent of the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example for Class N is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waivers and/or reimbursements will only be in place through the dates noted above and on the Total Annual Fund Operating Expenses for the remaining periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed:
	1 year	3 years	5 years	10 years
Class A	$691	$937	$1,202	$1,957
Class C	$300	$618	$1,062	$2,296
Class N	$91	$290	$506	$1,128
Class T	$370	$624	$898	$1,679
Class Y	$99	$309	$536	$1,190

This page not part of shareholder report

If shares are not redeemed:
	1 year	3 years	5 years	10 years
Class C	$200	$618	$1,062	$2,296

VAUGHAN NELSON SMALL CAP VALUE FUND

(the “Fund”)

Effective July 1, 2019, Natixis Advisors, L.P. has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.34%, 2.09%, 1.04%, 1.34% and 1.09% of the Fund’s average daily net assets for Class A, C, N, T and Y shares, respectively, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, substitute dividend expenses on securities sold short, taxes, and organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2021.

Accordingly, the Annual Fund Operating Expenses table and the Example table within the section “Fund Fees & Expenses” are amended and restated as follows with respect to the Fund:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class N	Class T	Class Y
Management fees	0.90%	0.90%	0.90%	0.90%	0.90%
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.00%	0.25%	0.00%
Other expenses	0.23%	0.22%	14.27%	0.23%[1]	0.22%
Acquired Fund Fees and Expenses[2]	0.12%	0.12%	0.12%	0.12%	0.12%
Total annual fund operating expenses	1.50%	2.24%	15.29%	1.50%	1.24%
Fee waiver and/or expense reimbursement[3,4]	0.04%	0.03%	14.21%	0.04%	0.03%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.46%	2.21%	1.08%	1.46%	1.21%

1	Other expenses are estimated for the current fiscal year.

2

The expense information shown in the table above differs from the expense information disclosed in the Fund’s financial highlights table because the financial highlights table reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.

This page not part of shareholder report

3

The Fund’s investment adviser has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.34%, 2.09%, 1.04%, 1.34% and 1.09% of the Fund’s average daily net assets for Class A, C, N, T, and Y shares, respectively, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, substitute dividend expenses on securities sold short, taxes, and organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2021 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Fund’s investment adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitations for Class A, C, N, T, and Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

4

Natixis Advisors, L.P. (“Natixis Advisors”) has given a binding contractual undertaking to the Fund to reimburse any and all transfer agency expenses for Class N shares. This undertaking is in effect through April 30, 2020 and may be terminated before then only with the consent of the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waivers and/or reimbursements will only be in place through the dates noted above and on the Total Annual Fund Operating Expenses for the remaining periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed:
	1 year	3 years	5 years	10 years
Class A	$715	$1,015	$1,340	$2,256
Class C	$324	$695	$1,195	$2,570
Class N	$111	$2,007	$4,613	$9,113
Class T	$395	$705	$1,041	$1,989
Class Y	$123	$388	$676	$1,495

If shares are not redeemed:
	1 year	3 years	5 years	10 years
Class C	$224	$695	$1,195	$2,570

This page not part of shareholder report

VAUGHAN NELSON VALUE OPPORTUNITY FUND

(the “Fund”)

Effective July 1, 2019, Natixis Advisors, L.P. has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.20%, 1.95%, 0.90%, 1.20% and 0.95% of the Fund’s average daily net assets for Class A, C, N, T and Y shares, respectively, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, substitute dividend expenses on securities sold short, taxes, and organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2021.

Accordingly, the Annual Fund Operating Expenses table and the Example table within the section “Fund Fees & Expenses” are amended and restated as follows with respect to the Fund:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class N	Class T	Class Y
Management fees	0.80%	0.80%	0.80%	0.80%	0.80%
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.00%	0.25%	0.00%
Other expenses	0.19%	0.18%	0.08%	0.19%[1]	0.19%
Acquired Fund Fees and Expenses[2]	0.21%	0.21%	0.21%	0.21%	0.21%
Total annual fund operating expenses	1.45%	2.19%	1.09%	1.45%	1.20%
Fee waiver and/or expense reimbursement[3]	0.04%	0.03%	0.00%	0.04%	0.04%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.41%	2.16%	1.09%	1.41%	1.16%

1	Other expenses are estimated for the current fiscal year.

2

The expense information shown in the table above differs from the expense information disclosed in the Fund’s financial highlights table because the financial highlights table reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.

3

The Fund’s investment adviser has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.20%, 1.95%, 0.90%, 1.20% and 0.95% of the Fund’s average daily net assets for Class A, C, N, T and Y shares, respectively, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, substitute dividend expenses on securities sold short, taxes, and organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2021 and may be terminated

This page not part of shareholder report

before then only with the consent of the Fund’s Board of Trustees. The Fund’s investment adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitations for Class A, C, N, T and Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example for Class A, C, T and Y shares is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waivers and/or reimbursements will only be in place through the date noted above and on the Total Annual Fund Operating Expenses for the remaining periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed:
	1 year	3 years	5 years	10 years
Class A	$710	$1,000	$1,315	$2,204
Class C	$319	$680	$1,169	$2,519
Class N	$111	$347	$601	$1,329
Class T	$390	$690	$1,015	$1,936
Class Y	$118	$374	$652	$1,448

If shares are not redeemed:
	1 year	3 years	5 years	10 years
Class C	$219	$680	$1,169	$2,519

This page not part of shareholder report

ASG Dynamic Allocation Fund	McDonnell Intermediate Municipal Bond Fund
ASG Global Alternatives Fund	Mirova Global Green Bond Fund
ASG Managed Futures Strategy Fund	Mirova Global Sustainable Equity Fund
ASG Tactical U.S. Market Fund	Mirova International Sustainable Equity Fund
Gateway Equity Call Premium Fund	Natixis Oakmark Fund
Gateway Fund	Natixis Oakmark International Fund
Loomis Sayles High Income Fund	Natixis U.S. Equity Opportunities Fund
Loomis Sayles Investment Grade Bond Fund	Vaughan Nelson Small Cap Value Fund
Loomis Sayles Multi-Asset Income Fund	Vaughan Nelson Value Opportunity Fund
Loomis Sayles Strategic Alpha Fund

(each a “Fund”)

Effective July 1, 2019, the following is added to the Prospectus as “APPENDIX B —  Financial Intermediary Specific Commissions & Investment Minimum Waivers”.

APPENDIX B — Financial Intermediary Specific Commissions & Investment Minimum Waivers

UBS Financial Services, Inc. (“UBS-FS”)

Pursuant to an agreement with the Funds, Class Y shares may be available on certain brokerage platforms at UBS-FS. For such platforms, UBS-FS may charge commissions on brokerage transactions in each Fund’s Class Y shares. A shareholder should contact UBS-FS for information about the commissions charged by UBS-FS for such transactions. Shares of each Fund are available in other share classes that have different fees and expenses.

The initial and subsequent investment minimums for Class Y shares are waived for transactions through such brokerage platforms at UBS-FS.

This page not part of shareholder report

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included as part of the Report to Shareholders filed as Item 1 herewith.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Securities Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by the report that have materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)	(1)	Not applicable.

(a)	(2)	Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith as Exhibits (a)(2)(1) and (a)(2)(2), respectively.

(a)	(3)	Not applicable.

(b)		Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit (b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Funds Trust II

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	August 21, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	August 21, 2019

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	August 21, 2019